UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.



[SEI LOGO OMITTED]
   SEI New ways.
       New answers.(R)



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SEI Institutional Managed Trust
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Annual Report as of September 30, 2006

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Large Cap Diversified Alpha Fund

Tax-Managed Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Small Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

High Yield Bond Fund

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

TABLE OF CONTENTS



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Management's Discussion and Analysis of Fund Performance                       2
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Schedules of Investments                                                      23
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Statements of Assets and Liabilities                                         164
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Statements of Operations                                                     168
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Statements of Changes in Net Assets                                          172
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Financial Highlights                                                         176
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Notes to Financial Statements                                                178
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Report of Independent Registered Public Accounting Firm                      190
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                           191
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Disclosure of Fund Expenses                                                  194
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Board of Trustees Considerations in Approving
  the Advisory and Sub-Advisory Agreements                                   196
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Notice to Shareholders                                                       199
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.
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SEI Institutional Managed Trust / Annual Report / September 30, 2006           1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Large Cap Diversified Alpha Fund

Objective

The investment objective of the Large Cap Diversified Alpha Fund (the "Fund") is long-term growth of capital and income by investing in the equity securities of large companies and in portfolio strategies designed to correlate to a portfolio composed of large cap equity securities. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the Fund in securities outside of the large cap market.

Strategy

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation ("SIMC"), allocating the assets among multiple sub-advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which sub-advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index), and thereby diversify the relative risk of the Fund.

Some sub-advisers may engage in short sales up to 20% of the value of their Fund allocation and use the proceeds from the sale to purchase long positions in additional equity securities. Some sub-advisers may also use portfolio strategies that are designed to correlate with a portfolio of large cap equity securities, but which are composed of derivative instruments backed by other types of securities.

Aronson + Johnson + Ortiz, Analytic Investors, and Quantitative Management Associates seek to overweight stocks with attractive fundamental and/or technical characteristics and underweight or even short stocks with unattractive fundamental and/or technical characteristics. Enhanced Investment Technologies (INTECH) employs a volatility capture strategy, Delaware Management Company seeks to identify stocks with underappreciated growth characteristics, while Smith Breeden Associates seeks to generate alpha within the U.S. fixed income market and transports it to the equity market.

Analysis

The Large Cap Diversified Alpha Fund, Class A gained 4.44% for the period December 14, 2005 through September 30, 2006, which represents the inception date of the Fund's Class A Shares through the fiscal year-end. The Russell 1000 Index returned 10.25% for the fiscal year ended September 30, 2006.

The U.S. Equity market returned just over 6% for the six-month period ending September 30, 2006. Energy prices regained their strength at the start of 2006, but healthy employment gains and strong corporate profits gave a boost to equity markets through April 2006. The equity market turned negative in May when Federal Reserve Board ("Fed") Chairman Ben Bernanke expressed he was more concerned about keeping inflation at bay rather than promoting growth. The market took this to mean that there were more interest rate hikes to come. Bernanke's comments sent stocks with high growth expectations and longer durations tumbling as interest rates rose. Sentiment turned again in July as the Fed stopped raising interest rates and the markets bet that this would be a full stop in rate hikes rather than a pause. Sharply falling energy prices towards the end of the fiscal year only served to solidify the market's view, and interest rates continued to fall across the yield curve. Lower interest rates and energy prices gave a boost to equities, which staged a strong rally in the last two months of the fiscal year.

The strategy had positive contributions from Aronson + Johnson + Ortiz, Analytic Investors, and Quantitative Management Associates. Their emphasis on value related factors in their model helped to drive performance, and they also benefited from the added flexibility of shorting stocks. Smith Breeden Associates also positively contributed to performance as it added value in the U.S. fixed income markets and transported that to the Fund. INTECH lagged as individual stock volatility remained low and correlations amongst stocks were somewhat higher than history. Finally, Delaware Management Company significantly underperformed as the market shunned stocks with high expected growth rates and a handful of negative stock events dragged down performance.


--------------------------------------------------------------------------------
2           SEI Institutional Managed Trust / Annual Report / September 30, 2006

Large Cap Diversified Alpha Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                                                     Cumulative
                                                                      Inception
                                                                        to Date
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund,
Class A                                                                   4.44%
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund,
Class I                                                                   4.44%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Diversified Alpha Fund, Class A and Class I, versus the Russell 1000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Large Cap            Large Cap
              Diversified Alpha    Diversified Alpha           Russell
                Fund, Class A        Fund, Class I           1000 Index
12/14/05          $100,000             $100,000               $100,000
 9/30/06          $104,451             $104,451               $106,486

1 For the period ended 9/30/06. Past performance is no indication of future performance. Class I Shares performance for the period prior to 9/14/06 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/14/05 and Class I Shares were offered beginning 9/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006           3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Tax-Managed Large Cap Fund

Objective

The investment objective of the Tax-Managed Large Cap Fund (the "Fund") is capital appreciation by investing in the equity securities of large companies. The Fund attempts to maximize after-tax returns to investors through lower turnover and tax management techniques.

Strategy

With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire U.S. large cap market, seeking to add value through stock selection in a tax-aware framework while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Goldman Sachs Asset Management, Delaware Management Company, and Montag & Caldwell focus on stocks that have growth characteristics. Alliance Capital Management, LSV Asset Management and Aronson + Johnson + Ortiz focus on selecting stocks that have value-oriented characteristics. Parametric Portfolio Associates invests in both value and growth large-cap stocks through a quantitative process which aggressively harvests tax-losses in the portfolio.

Analysis

The Tax-Managed Large Cap Fund, Class A returned 8.58% for the fiscal year ended September 30, 2006, lagging behind the broad market. The Russell 1000 Index returned 10.25% for the fiscal year ended September 30, 2006.

The U.S. Equity market returned just over 10% for the fiscal year ending September 30, 2006. Energy prices regained their strength at the start of 2006, but healthy employment gains and strong corporate profits gave a boost to equity markets through April 2006. The equity market turned negative in May when Federal Reserve Board ("Fed") Chairman Ben Bernanke expressed he was more concerned about keeping inflation at bay rather than promoting growth. The market took this to mean that there were more interest rate hikes to come. Bernanke's comments sent stocks with high growth expectations and longer durations tumbling as interest rates rose. Sentiment turned again in July as the Fed stopped raising interest rates and the markets bet that this would be a full stop in rate hikes rather than a pause. Sharply falling energy prices towards the end of the fiscal year only served to solidify the market's view, and interest rates continued to fall across the yield curve. Lower interest rates and energy prices gave a boost to equities, which staged a strong rally in the last two months of the fiscal year.

The portfolio suffered from negative stock selection within the technology and media sectors. During the period, investors shunned the high growth, long duration positions that our growth managers tend to favor within these sectors. On the positive side, strong stock selection within the energy equipment and services industry as well as financials contributed to portfolio relative performance. Delaware Management Company was the notable laggard for the period as the manager reversed much of the strong performance from the prior fiscal year. Delaware Management Company had the greatest concentration of these high growth positions. Montag & Caldwell also trailed the benchmark due to sector positioning and negative stock selection within healthcare. Goldman Sachs Asset Management outpaced the growth index but lagged the broad benchmark. Given the strong performance of the value style during the fiscal year, the three value managers performed much better than the broad market. Relative to the value index, LSV Asset Management was ahead, while Alliance Capital Management and Aronson + Johnson + Ortiz lagged.

During the fiscal year, SIMC concentrated the manager line-up, terminating both Peregrine Capital Management and Franklin Portfolio Associates.


--------------------------------------------------------------------------------
4           SEI Institutional Managed Trust / Annual Report / September 30, 2006

Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                           Annualized   Annualized   Annualized
                                One Year       3 Year       5 Year    Inception
                                  Return       Return       Return      to Date
--------------------------------------------------------------------------------
Tax-Managed Large Cap
Fund, Class A                      8.58%       12.31%        6.89%        3.61%
--------------------------------------------------------------------------------
Tax-Managed Large Cap
Fund, Class Y                      8.83%       12.64%        7.17%        3.77%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Large Cap Fund, Class A and Class Y, versus the Russell 1000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Tax-Managed           Tax-Managed
       Large Cap Fund,       Large Cap Fund,     Russell 1000
           Class A               Class Y            Index
 3/5/98   $100,000              $100,000           $100,000
9/30/98     96,177                96,177             96,849
9/30/99    127,530               127,530            122,970
9/30/00    138,574               138,574            144,871
9/30/01     97,113                97,113            103,698
9/30/02     77,263                77,321             83,467
9/30/03     95,683                96,079            104,450
9/30/04    109,126               109,925            118,969
9/30/05    124,840               126,171            135,934
9/30/06    135,551               137,312            149,867


1 For the period ended 9/30/06. Past performance is no indication of future performance. Class Y Shares performance for the period prior to 4/8/02 is performance derived from the performance of the Class A Shares. The performance of Class Y Shares may be different from the performance of Class A Shares because of different distribution fees paid by Class Y shareholders. Class A Shares were offered beginning 3/5/98 and Class Y Shares were offered beginning 4/8/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006           5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Large Cap Value Fund

Objective

The investment objective of the Large Cap Value Fund (the "Fund") is long-term growth of capital and income by investing in the equity securities of large companies. The Fund invests primarily in a diversified portfolio of high quality, income producing common stocks, which in the adviser's opinion, are undervalued in the marketplace at the time of purchase.

Strategy

With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire large cap value sector, adding value through stock selection while managing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its four sub-advisers, each of whom has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Aronson + Johnson + Ortiz invests in asset-rich companies selling at relatively low multiples of earnings which have earnings and price momentum. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value, while Enhanced Investment Technologies (INTECH) employs a volatility capture strategy. Alliance Capital Management incorporates intensive fundamental research to invest in undervalued stocks where there is a relationship between the current price, its future earnings power and dividend producing capability.

Analysis

The Large Cap Value Fund, Class A gained 13.42% for the fiscal year ended September 30, 2006, falling behind the value portion of the U.S. large cap market. The Russell 1000 Value Index returned 14.62% for the fiscal year ended September 30, 2006.

The U.S. Equity market returned just over 10% for the fiscal year ending September 30, 2006. Energy prices regained their strength at the start of 2006, but healthy employment gains and strong corporate profits gave a boost to equity markets through April 2006. The equity market turned negative in May when Federal Reserve Board ("Fed") Chairman Ben Bernanke expressed he was more concerned about keeping inflation at bay rather than promoting growth. The market took this to mean that there were more interest rate hikes to come. Bernanke's comments sent stocks with high growth expectations and longer durations tumbling as interest rates rose. Sentiment turned again in July as the Fed stopped raising interest rates and the markets bet that this would be a full stop in rate hikes rather than a pause. Sharply falling energy prices towards the end of the fiscal year only served to solidify the market's view, and interest rates continued to fall across the yield curve. Lower interest rates and energy prices gave a boost to equities, which staged a strong rally in the last two months of the fiscal year.

The Fund's sector and industry positioning generated mixed results for the fiscal year. The negative impact of the Fund's underweight to real estate investment trusts was offset by the benefit of being underweight in utilities for the period. Security selection within consumer discretionary, industrials and telecommunications contributed positively to returns, while security selection within technology and financials detracted from results. From an individual manager perspective, there were no significant outliers for the period. LSV Asset Management and Aronson + Johnson + Ortiz contributed while Alliance Capital Management and INTECH (partial period) detracted.

During the fiscal year, SIMC replaced Franklin Portfolio Associates with INTECH.


--------------------------------------------------------------------------------
6           SEI Institutional Managed Trust / Annual Report / September 30, 2006

Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3 Year      5 Year     10 Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Large Cap Value Fund,
Class A                  13.42%      16.29%       9.57%      10.06%      12.07%
--------------------------------------------------------------------------------
Large Cap Value Fund,
Class I                  13.16%      16.00%       9.29%       9.92%      11.95%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Value Fund, Class A and Class I, versus the Russell 1000 Value Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Large Cap          Large Cap       Russell 1000
           Value Fund,        Value Fund,         Value
             Class A            Class I           Index
9/30/96     $100,000           $100,000         $100,000
9/30/97      144,120            144,120          142,310
9/30/98      142,102            142,102          147,419
9/30/99      166,444            166,444          175,016
9/30/00      173,885            173,885          190,610
9/30/01      165,051            165,051          173,626
9/30/02      135,243            134,946          144,197
9/30/03      165,740            164,863          179,337
9/30/04      198,325            196,731          216,137
9/30/05      229,799            227,441          252,211
9/30/06      260,638            257,463          289,084

1 For the period ended 9/30/06. Past performance is no indication of future performance. The performance indicated above for Class A Shares begins on 10/3/94 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006           7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Large Cap Growth Fund

The investment objective of the Large Cap Growth Fund (the "Fund") is capital appreciation by investing in the equity securities of large companies. The Fund invests in the securities of issuers believed to possess significant growth potential that is underappreciated by the market.

Strategy

With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire large cap growth sector, adding value through stock selection while managing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Goldman Sachs Asset Management invests in companies with strong business franchises that are attractively priced relative to their discounted cash flows. Quantitative Management Associates favors large cap stocks that have positive news flow and attractive valuation characteristics. Montag & Caldwell invests in large cap stocks that exhibit accelerating earnings, are trading at a discount to fair value, and are financially stable. Enhanced Investment Technologies (INTECH) employs a volatility capture strategy, while Delaware Management Company invests in stocks that are attractively valued from a cash flow basis and have strong prospects for organic growth in the future.

Analysis

The Large Cap Growth Fund, Class A returned 3.92% for the fiscal year ended September 30, 2006, lagging behind the growth area of the market for the period. The Russell 1000 Growth Index returned 6.04% for the fiscal year ended September 30, 2006.

The large cap U.S. Equity market returned just over 10% for the fiscal year ending September 30, 2006. Energy prices regained their strength at the start of 2006, but healthy employment gains and strong corporate profits gave a boost to equity markets through April 2006. The equity market turned negative in May when Federal Reserve Board ("Fed") Chairman Ben Bernanke expressed he was more concerned about keeping inflation at bay rather than promoting growth. The market took this to mean that there were more interest rates hikes to come. Bernanke's comments sent stocks with high growth expectations and longer durations tumbling as interest rates rose. Sentiment turned again in July as the Fed stopped raising interest rates and the markets bet that this would be a full stop in rate hikes rather than a pause. Sharply falling energy prices towards the end of the fiscal year only served to solidify the market's view, and interest rates continued to fall across the yield curve. Lower interest rates and energy prices gave a boost to equities, which staged a strong rally in the last two months of the fiscal year.

The portfolio suffered from negative sector and industry positioning during the fiscal year, in particular an underweight to the rallying aerospace and defense industry and overweight to the underperforming internet software industry. Negative stock selection within both media and technology also weighed on performance during the period. Investors shunned the high growth, long duration positions that our managers tend to favor within these sectors. Delaware Management Company had the greatest concentration of these high growth positions. On the positive side strong stock selection within the energy equipment and services industry as well as diversified financials contributed to portfolio relative performance. Delaware Management Company was the notable laggard for the period as the manager reversed much of the strong performance from the prior fiscal year. Montag & Caldwell also trailed the benchmark due to sector positioning and negative stock selection within healthcare. On the positive side, Goldman Sachs Asset Management and Quantitative Management Associates contributed to performance as did INTECH.

During the fiscal year, SIMC removed Peregrine Capital Management and added INTECH.


--------------------------------------------------------------------------------
8           SEI Institutional Managed Trust / Annual Report / September 30, 2006

Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3 Year      5 Year     10 Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Large Cap Growth
Fund, Class A             3.92%       8.37%       3.72%       5.16%       8.31%
--------------------------------------------------------------------------------
Large Cap Growth
Fund, Class I             3.73%       8.13%       3.47%       5.02%       8.19%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Growth Fund, Class A and Class I, versus the Russell 1000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Large Cap           Large Cap      Russell 1000
         Growth Fund,        Growth Fund,       Growth
           Class A             Class I           Index
9/30/96   $100,000            $100,000         $100,000
9/30/97    144,350             144,350          136,300
9/30/98    156,403             156,403          151,429
9/30/99    215,430             215,430          204,202
9/30/00    281,502             281,502          252,047
9/30/01    137,711             137,655          137,013
9/30/02    106,767             106,366          106,171
9/30/03    129,893             129,096          133,691
9/30/04    141,090             139,966          143,731
9/30/05    159,079             157,350          160,404
9/30/06    165,315             163,219          170,092

1 For the period ended 9/30/06. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is the performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006           9

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Tax-Managed Small Cap Fund

Objective

The investment objective of the Tax-Managed Small Cap Fund (the "Fund") is capital appreciation by investing in the equity securities of small companies. The Fund attempts to maximize after-tax returns to investors through investing in undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

Strategy

With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire small/mid cap universe, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by seven investment managers. Assets of the Fund are strategically allocated among the seven sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. BlackRock Advisors ("BlackRock") focuses on attractively valued companies with a near-term business catalyst. David J. Greene and Company ("DJ Greene") looks for undervalued securities that are misunderstood by the marketplace. Delaware Management Company ("Delaware") focuses on sustainable business models at attractive valuations. LSV Asset Management's ("LSV") disciplined proprietary screening model ranks stocks based on price to book, price to cash flow, past sales performance, and likelihood of near-term appreciation. Mazama Capital Management ("Mazama") invests primarily in stocks entering extended periods of growth not yet understood by the market. McKinley Capital Management ("McKinley") emphasizes acceleration of the growth rate of companies relative to the market's expectations, and companies with positive earnings surprises. Parametric Portfolio Associates ("Parametric") invests in both value and growth small-cap stocks through a quantitative process which aggressively harvests tax-losses in the portfolio.

Analysis

The Russell 2500 Index gained 8.80% during the fiscal year ended September 30, 2006, with its value components outperforming growth. Financials were the biggest contributor to the performance of the Index over the past year, as real estate securities continued to rise despite concerns of rich valuation. Contribution from the industrials sector, especially regarding capital goods and transportation, slowed recently but was positive overall due to government spending after 2005's hurricane season. Energy was the only sector posting a negative return, as the lessening of both political turmoil and supply concerns in the third quarter of 2006 mitigated returns previously generated during the period. Health care also lagged the benchmark due to disappointing FDA outcomes for many pharmaceutical and biotech companies.

The Tax-Managed Small Cap Fund, Class A gained 5.50% for the fiscal year ended September 30, 2006. The Fund's underweight to energy, overweight to information technology, and stock selection in both sectors added to returns. However, positioning in the consumer discretionary sector and financials holdings detracted from performance. Most of Mazama's outperformance came from the information technology sector. The other growth managers, Delaware and McKinley, underperformed, and were hurt in the health care sector but benefited from energy holdings. Value managers struggled by having underweights to the REIT industry which detracted from returns. Stock selection troubles came in the industrials and materials sectors for BlackRock and LSV, respectively. DJ Greene posted positive returns in information technology, but was hurt by holdings in the consumer discretionary sector.


--------------------------------------------------------------------------------
10          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Tax-Managed Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                             Annualized  Annualized  Annualized
                                   One Year      3 Year      5 Year   Inception
                                     Return      Return      Return     to Date
--------------------------------------------------------------------------------
Tax-Managed Small Cap Fund,
Class A                               5.50%      14.02%      12.71%       6.89%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Small Cap Fund, Class A, versus the Russell 2500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Tax-Managed         Russell 2500
              Small Cap Fund          Index
10/31/00         $100,000           $100,000
09/30/01           81,561             83,511
09/30/02           75,460             77,290
09/30/03          100,083            104,797
 9/30/04          116,396            124,195
 9/30/05          140,607            150,636
 9/30/06          148,340            163,892

1 For the period ended 9/30/06. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          11

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Small Cap Value Fund

Objective

The investment objective of the Small Cap Value Fund (the "Fund") is capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Strategy

With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire small cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by seven investment managers. Assets of the Fund are strategically allocated among its seven sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Using a bottom-up process, Artisan Partners ("Artisan") seeks to identify companies which are currently trading below the intrinsic value of the businesses that have little institutional following. BlackRock Advisors ("BlackRock") focuses on attractively valued companies with a near term business catalyst. David J. Greene and Company ("DJ Greene") invests in complex multi-segment businesses often possessing several growth areas masked by a slower growing parent. Lee Munder Investments ("Lee Munder") uses a classic value approach of identifying quality businesses at attractive valuations. LSV Asset Management ("LSV") invests in companies trading at deep discounts to their intrinsic value and near term earnings visibility. Martingale Asset Management ("Martingale") employs a systematic approach focused on relative valuation, sustainable growth, and management quality. Wellington Management Company ("WMC") utilizes a unique risk/reward relative valuation assessment to identify attractive real estate investments. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

Analysis

The Russell 2000 Value Index yielded 14.01% for the fiscal year ended September 30, 2006. Financials were the biggest contributor to the performance of the Index over the past year, as real estate securities continued to rise despite concerns of rich valuation. Contribution from the industrials sector, especially capital goods and transportation, slowed recently but was positive overall due to government spending after 2005's hurricane season. Energy was the only sector posting a negative return, as the lessening of both political turmoil and supply concerns in the third quarter of 2006 mitigated returns previously generated during the period.

The Small Cap Value Fund, Class A gained 10.34% for the fiscal year ended September 30, 2006. The benchmark was difficult for active managers to beat this period, and of the Fund's managers, only Lee Munder led the Russell 2000 Value Index. Positive stock selection in the financials sector and a strategic underweight to utilities could not overcome the Fund's relative underperformance in the capital goods and retailing areas. On a manager level, Lee Munder boosted returns through Capital Goods and Energy holdings. Artisan was hurt from a large overweight to energy, but made up some ground in the consumer staples area. Consumer discretionary stocks detracted from DJ Greene's performance, though the manager had positive stock selection in the information technology sector; the opposite was true for BlackRock. Most of LSV's underperformance came via information technology and consumer discretionary securities. Martingale was hurt on a broad basis from the market's lack of focus on stocks with strong value or growth characteristics. Finally, WMC's outperformance versus the WRESI Index was due to strong and broad stock selection within REIT securities.


--------------------------------------------------------------------------------
12          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3 Year      5 Year     10 Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Small Cap Value Fund,
Class A                  10.34%      18.89%      16.27%      12.90%      13.75%
--------------------------------------------------------------------------------
Small Cap Value Fund,
Class I                  10.11%      18.59%      16.01%      12.77%      13.64%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Fund, Class A and Class I, versus the Russell 2000 Value Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Small Cap         Small Cap    Russell 2000
           Value Fund,       Value Fund,       Value
             Class A           Class I         Index
9/30/96     $100,000          $100,000       $100,000
9/30/97      147,160           147,160        142,650
9/30/98      127,029           127,029        124,405
9/30/99      132,707           132,707        131,658
9/30/00      153,595           153,595        151,881
9/30/01      158,387           158,387        160,401
9/30/02      154,902           154,776        158,059
9/30/03      200,258           199,521        208,101
9/30/04      251,664           249,980        261,499
9/30/05      305,042           302,176        307,915
9/30/06      336,583           332,726        351,054

1 For the period ended 9/30/06. Past performance is no indication of future performance. Class I Shares performance for the period prior to 2/11/02 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 2/11/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          13

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Small Cap Growth Fund

Objective

The investment objective of the Small Cap Growth Fund (the "Fund") is long-term capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies that have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Strategy

With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire universe of small cap growth stocks, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by six investment managers. Assets of the Fund are strategically allocated among its six sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Mazama Capital Management ("Mazama") invests primarily in stocks entering extended periods of growth not yet understood by the market. Wellington Management Company ("WMC") focuses on companies that demonstrate growth at reasonable prices. Delaware Management Company ("Delaware") focuses on companies with sustainable growth models that are attractively valued. Lee Munder Investments ("Lee Munder") seeks companies growing faster than the market while demonstrating skill in their ability to differentiate an attractive stock from a good company. McKinley Capital Management ("McKinley") emphasizes acceleration of the growth rate of companies relative to the market's expectations and companies with positive earnings surprises. Martingale Asset Management ("Martingale") employs a systematic approach focused on relative valuation, sustainable growth, and management quality. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

Analysis

For the 12 months ended September 30, 2006, the Russell 2000 Growth Index gained 5.88%. The information technology and Financials sectors were the biggest contributors to the performance of the Index over the past year. Real estate securities continued to rise despite concerns of rich valuation, and increased corporate capital expenditures on software and services boosted returns. Contribution from the industrials sector, especially regarding capital goods and transportation, slowed recently but was positive overall due to government spending after 2005's hurricane season. Energy was one of two sectors posting a negative return, as the lessening of both political turmoil and supply concerns in the third quarter of 2006 mitigated returns previously generated during the period. Health care also lagged the benchmark due to disappointing FDA outcomes for many pharmaceutical and biotech companies.

The Small Cap Growth Fund, Class A posted a 3.92% for the fiscal year ended September 30, 2006. Positive stock selection in the information technology and energy sectors was mitigated by securities in the health care and retailing areas. Three of the growth managers, Mazama, WMC and McKinley, outperformed the broad market. Stock selection greatly helped all three managers, coming in the information technology sector for Mazama, the financials sector for WMC, and the energy sector for McKinley. Part of those managers' returns was mitigated by securities in the health care area. Delaware countered some of its poor stock selection in pharmaceuticals & biotech with its positioning and holdings in the energy sector. Lee Munder was hurt in the information technology sector, but made up some ground in industrials stocks. Systematic manager Martingale was hurt on a broad basis from the market unrewarding stocks with strong value or growth characteristics.


--------------------------------------------------------------------------------
14          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3 Year      5 Year     10 Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Small Cap Growth Fund,
Class A                   3.92%       9.57%       8.49%       5.94%      11.32%
--------------------------------------------------------------------------------
Small Cap Growth Fund,
Class I                   3.68%       9.30%       8.21%       5.80%      11.22%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Growth Fund, Class A and Class I, versus the Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Small Cap        Small Cap      Russell 2000
          Growth Fund,     Growth Fund,       Growth
            Class A          Class I           Index
9/30/96    $100,000         $100,000         $100,000
9/30/97     117,230          117,230          123,350
9/30/98      86,129           86,129           92,722
9/30/99     133,500          133,500          122,977
9/30/00     207,298          207,298          159,453
9/30/01     118,513          118,513           91,542
9/30/02      92,309           92,025           74,918
9/30/03     135,390          134,633          106,173
9/30/04     145,274          144,138          118,829
9/30/05     171,379          169,563          140,183
9/30/06     178,097          175,803          148,426

1 For the period ended 9/30/06. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          15

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Mid-Cap Fund

Objective

The investment objective of the Mid-Cap Fund (the "Fund") is long-term capital appreciation by investing primarily in equity securities of mid-sized companies in a core style.

Strategy

Martingale Asset Management ("Martingale") employs a systematic approach focused on valuation, relative performance and management quality. They select stocks of companies that have low price-earnings ratios and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Analysis

The Russell Mid-Cap Index continued its upward track, gaining 9.57% for the fiscal year ended September 30, 2006. Energy was the only sector posting a negative return, as the lessening of both political turmoil and supply concerns in the third calendar quarter of 2006 mitigated returns previously generated during the period. Financials were the biggest contributor to the performance of the Index over the past year, as real estate securities continued to rise despite concerns of a housing bubble. Contribution from the industrials sector, especially capital goods and transportation, slowed recently but was positive overall due to government spending after 2005's hurricane season. In addition, the materials and telecommunication sectors outperformed, while utilities lagged the benchmark.

The Mid-Cap Fund, Class A posted a return of 8.50% for the fiscal year ended September 30, 2006. The Fund benefited from positive stock selection across several areas, including information technology, consumer discretionary, and capital goods. An underweight to energy, the worst performing sector for the period, also boosted returns. Specific securities in the health care & equipment and materials industries hurt the Fund. Martingale's focus on relative valuation and management quality were beneficial as investors generally migrated toward value stocks over this period. However, Martingale's focus on sustainable growth and momentum detracted from the portfolio. Going forward, the portfolio will continue to be broadly diversified across all sectors and will provide exposure to mid-cap stocks in the domestic equity stock market.

Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3 Year      5 Year     10 Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Mid-Cap Fund,
Class A                   8.50%      19.34%      16.19%      11.81%      12.08%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Mid-Cap Fund, Class A, versus the Russell Mid-Cap Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Mid-Cap Fund        Russell Mid-Cap Index
9/30/96         $100,000               $100,000
9/30/97          143,130                135,060
9/30/98          121,074                126,943
9/30/99          141,087                151,633
9/30/00          179,378                199,580
9/30/01          144,238                154,954
9/30/02          139,420                141,039
9/30/03          179,741                187,060
9/30/04          219,697                225,501
9/30/05          281,542                282,101
9/30/06          305,473                309,098

1 For the period ended 9/30/06. Past performance is no indication of future performance. Fund shares were offered beginning 2/16/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
16          SEI Institutional Managed Trust / Annual Report / September 30, 2006

U.S. Managed Volatility Fund

Objective

The investment objective of the U.S. Managed Volatility Fund (the "Fund") is to invest in common stocks and other equity securities and employs a broad range of investment strategies intended to generate capital appreciation, but with a lower level of volatility than the broad U.S. equity markets.

Strategy

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation ("SIMC"). Each sub-adviser, in managing its portion of the Fund's assets, employs various investment strategies intended to achieve returns similar to that of the broad U.S. equity markets, but with a lower level of volatility over the long-term. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weights securities based on their total expected risk and return, without regard to market capitalization, industry or tracking error targets relative to the broad market. As such, the Fund is expected to have meaningful differentiations in terms of sector weights and short-term performance relative to broad market indices.

The Fund utilizes Aronson + Johnson + Ortiz and Analytic Investors as sub-advisers, each brings a differentiated investment and risk model.

Analysis

The U.S. Managed Volatility Fund, Class A gained 7.64% for the fiscal year ended September 30, 2006. The S&P 500 Composite Index returned 10.79% for the fiscal year ended September 30, 2006.

The U.S. Equity market returned just over 10% for the fiscal year ending September 30, 2006. During the fourth quarter of 2005, energy prices eased after running up sharply during Hurricane Katrina. While energy prices regained their strength at the start of 2006, healthy employment gains and strong corporate profits gave a boost to equity markets through April 2006. Things turned negative in May when Federal Reserve Board ("Fed") Chairman Ben Bernanke expressed he was more concerned about keeping inflation at bay rather than promoting growth. The market took this to mean that there were more interest rate hikes to come. The comments sent stocks with high growth expectations and longer durations tumbling as interest rates rose. Sentiments turned again in July 2006 as the Fed stopped raising interest rates and the markets bet that this would be a full stop in rate hikes rather than a pause. Sharply falling energy prices towards the end of the fiscal year only served to solidify the market's view, and interest rates continued to fall across the yield curve. Lower interest rates and energy prices gave a boost to equities, which staged a strong rally in the last two months of the fiscal year.

Given the Fund is not managed against a specific benchmark, SIMC would expect it to vary significantly from the broad market performance on a shorter-term basis. In particular, the Fund generally favors stocks with relatively low beta to the overall equity market, such as utilities and consumer staples, and largely avoids stocks with high beta, such as information technology. For the fiscal period, an underweight to information technology and energy helped performance, but an overweight to utilities dampened relative results. In addition, the Fund did not own some of the largest banks in the Index, which held back relative returns as that industry performed particularly well during the fiscal year. There were no sub-adviser changes during the fiscal year.

U.S. Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                                                     Annualized
                                                           One Year   Inception
                                                             Return     to Date
--------------------------------------------------------------------------------
U.S. Managed Volatility Fund, Class A                         7.64%      11.69%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the U.S. Managed Volatility Fund, Class A, versus the S&P 500 Composite Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          U.S. Managed Volatility    S&P 500 Composite
                   Fund                    Index
10/28/04         $150,000                $150,000
 9/30/05          172,385                 166,245
 9/30/06          185,555                 184,183

1 For the period ended 9/30/06. Past performance is no indication of future performance. Fund shares were offered beginning 10/28/04. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          17

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Real Estate Fund

Objective

The investment objective of the Real Estate Fund (the "Fund") is total return including current income and capital appreciation by investing in real estate securities.

Strategy

With respect to this Fund, SEI Investments Management Corporation ("SIMC") employs a multi-manager structure to gain exposure to the entire real estate sector in the United States. The Fund is non-diversified and expects to hold a small number of securities, thus increasing the importance of each holding. The Fund will invest at least 80% of its net assets in equity securities of real estate investment companies and real estate operating companies. The Fund is jointly sub-advised by two investment managers. Assets of the Fund are strategically allocated among its two sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Security Capital Research and Management ("Security Capital") integrates research on real estate sub-market analysis with fundamental company analysis to find attractively priced securities. Wellington Management Company ("WMC") utilizes a unique risk/reward relative valuation assessment to identify attractive real estate investments.

Analysis

The Wilshire Real Estate Securities (Full Cap) Index rose 28.23% for the year ended September 30, 2006. The continued rally in the real estate segment of the market was broad-based with all real estate industries posting positive returns. One of the largest contributors to the Index's performance during the period was the apartment industry, while the manufactured homes industry was one of the worst. Apartment REITs benefited from the slowdown in the new home building and single family reseller markets. Commercial real estate fundamentals remained strong as the financial health of corporations remains intact.

The Real Estate Fund, Class A returned 30.44% for the fiscal year ended September 30, 2006. Security Capital had substantial influence on the Fund, as its stock selection in office and regional mall holdings drove the Fund's return. Security Capital's overweight to the outperforming apartments industry also boosted performance. WMC positively contributed to the Fund's returns as well, due to specific holdings in strip centers and hotels. However, an overweight to the underperforming regional mall industry mitigated some of the WMC's gain.

Real Estate Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                                                     Annualized
                                                           One Year   Inception
                                                             Return     to Date
--------------------------------------------------------------------------------
Real Estate Fund, Class A                                    30.44%      28.26%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Real Estate Fund, Class A, versus the Wilshire Real Estate Securities (Full Cap) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                    Wilshire Real Estate
             Real Estate Fund,      Securities (Full Cap)
                 Class A                  Index
11/13/03        $100,000                $100,000
 9/30/04         120,812                 120,299
 9/30/05         157,019                 155,234
 9/30/06         204,815                 199,057

1 For the period ended 9/30/06. Past performance is no indication of future performance. Fund shares were offered beginning 11/13/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


--------------------------------------------------------------------------------
18          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Core Fixed Income Fund

Objective

The investment objective of the Core Fixed Income Fund (the "Fund") is current income and preservation of capital.

Strategy

The Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation and issue selection. While the duration and term structure decision underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use derivatives (including forward currency contracts) for tactical hedging purposes and to enhance the Fund's return.

Analysis

The U.S. investment grade bond market returned 3.47% for the fiscal year ended September 30, 2006 as measured by the Lehman Aggregate Bond Index. The Core Fixed Income Fund, Class A posted a 3.60% return for the same period. The majority of the return was generated in the third quarter of 2006, when bond prices soared in reaction to the Federal Reserve's decision not to raise interest rates at their August and September meetings. This marked change in monetary policy followed two years of restrictive policy during which the Federal Reserve Board ("Fed") gradually raised the Fed Funds rate from 1.00% to the current 5.25% in an attempt to slow formidable Gross Domestic Product ("GDP") growth while restraining inflation. While short term interest rates climbed about 0.50% over the fiscal year, long term interest rates rose only 0.20%. This change in the shape of the yield curve to a flatter structure indicated that investors were convinced that the Fed, led by the new chairman, Dr. Benjamin Bernanke, would attain their long term goal of price stability. Investors maintained their resolve in the market, even in the face of escalating commodity prices and decelerating home prices and geopolitical forces.

The spread sectors of the market enjoyed strong results as well due to continued strong corporate fundamentals and favorable domestic and foreign demand for the asset class. All of the spread sectors experienced positive absolute and excess returns for the year while the commercial mortgage-backed sector was the star performer. On a quality basis, AA rated and BBB rated securities did the best while the financial and utility sectors outperformed industrial bonds due to their lessened exposure to leveraging transactions.

Various strategies in the Fund allowed it to exceed the market return, with security selection being the primary driver of excess returns. Holdings in the automotive sector significantly rebounded on announced turnaround strategies by General Motors and Ford Motor Company, and energy holdings performed well in the higher commodity price environment. Performance was also enhanced by superior security selection in the mortgage (MBS), asset-backed (ABS) and commercial mortgage-backed (CMBS) sectors. Identifying, analyzing and capitalizing on relative value opportunities in and between these high quality collateralized securities greatly contributed to performance. Sector rotation also proved to be a positive for the Fund, through higher than benchmark allocations to MBS, ABS and CMBS. One strategy that did not work well in 2006 was the Fund's interest rate strategy. The tactical duration positioning of the Fund detracted from performance as did the yield curve strategy. While tactical throughout the period, the Fund generally maintained a longer than benchmark duration for the first half of 2006 on the expectation that the Fed would soon stop raising rates. Instead, interest rates rose during that timeframe, negatively impacting performance.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          19

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3 Year      5 Year     10 Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Core Fixed Income,
Class A                   3.60%       3.60%       4.66%       6.28%       7.02%
--------------------------------------------------------------------------------
Core Fixed Income,
Class I                   3.44%       3.34%       4.38%       6.15%       6.95%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A and Class I, versus the Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Core Fixed           Core Fixed         Lehman
           Income Fund,         Income Fund,       Aggregate
             Class A              Class I          Bond Index
9/30/96     $100,000             $100,000          $100,000
9/30/97      109,800              109,790           109,740
9/30/98      122,339              122,328           122,360
9/30/99      121,165              121,154           121,907
9/30/00      129,610              129,598           130,429
9/30/01      146,459              146,550           147,319
9/30/02      155,086              154,654           159,989
9/30/03      165,368              164,505           168,628
9/30/04      172,611              171,283           174,834
9/30/05      177,496              175,531           179,729
9/30/06      183,886              181,569           186,325

1 For the period ended 9/30/06. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.




--------------------------------------------------------------------------------
20          SEI Institutional Managed Trust / Annual Report / September 30, 2006

High Yield Bond Fund

Objective

The investment objective of the High Yield Bond Fund (the "Fund") is to maximize total return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The strategy seeks to achieve a high level of total return through sector rotation and security selection.

Strategy

Fund strategy is to identify high yield market sectors and securities that offer investment opportunities through the analysis of macro-economic, interest rate, industry, and technical factors. Those companies that are best suited to benefit from the identified trends are then selected for investment. Risk is controlled through a high level of diversification, and by performing detailed and ongoing credit analysis on the companies considered and purchased.

Analysis

The Merrill Lynch U.S. High Yield Master II Constrained Index posted a 7.22% return during the 12-month period ended September 30, 2006, as strong corporate fundamentals and low default rates continued to support the market. Air transportation was the top performing sector as a combination of more fare-paying passengers and fewer empty seats resulted in marked improvement for the airlines. After entering the high yield arena in mid-2005 as two of the largest issuers in the Index, General Motors and Ford Motor Company, continued to set the tone for most of the fiscal year as the market observed the company's moves to rebound from recent struggles such as soaring employee-related costs and shrinking market share. The healthcare sector was the worst performing sector as diagnostic imaging companies came under pressure due to concerns about Medicare reimbursement cuts and the announcement of the Healthcare Corporation of America (HCA) leverage buyout. Moody's U.S. issuer-based default rate continued to trend toward historical lows. The trailing twelve month reading of 1.92% was the lowest rate during the current economic cycle. The most notable defaults occurred during the first quarter of the fiscal year as auto supplier Delphi, air carriers Delta and Northwest, and power generator Calpine all filed for bankruptcy. The market is anticipating default rates to bottom in the coming quarters and to slowly increase by the end of 2007.

The High Yield Bond Fund, Class A trailed the index with a 6.51% return for the fiscal year ended September 30, 2006. The Fund's underweight to General Motors was a negative for the period as their bonds were up sharply due to a reduction in the workforce, an agreement to sell a majority stake in GMAC, and optimism over a potential alliance with Nissan/Renault. The Fund's underweights to Qwest Communications and Charter Communications were a negative as these were two of the top contributors to the Index return. In the case of Charter, the company gathered more subscribers with their triple-play offering of cable, phone, and internet services. Qwest bonds benefited from the company continuing its recent trend of notable operational and financial improvements. The Fund's underweight to HCA was a positive as this company was one of the worst performers in the Index as it was the subject of a massive leveraged buyout. The Fund's exposure to structured credit, such as collateralized debt obligations, was a slight positive as well.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          21

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2006

High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3 Year      5 Year     10 Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
High Yield Bond Fund,
Class A                   6.51%       8.00%       9.75%       6.34%       7.76%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A, versus the CS First Boston High Yield Index and the Merrill Lynch U.S. High Yield Master II Constrained Index. 2*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                    Merrill Lynch
            High Yield                             U.S. High Yield
            Bond Fund,      CS First Boston           Master II
             Class A        High Yield Index      Constrained Index 2*
9/30/96     $100,000           $100,000               $100,000
9/30/97      115,300            115,720                115,300
9/30/98      117,894            115,118                118,159
9/30/99      122,032            119,665                122,720
9/30/00      121,923            121,963                123,825
9/30/01      116,119            115,950                116,234
9/30/02      122,447            119,255                114,979
9/30/03      146,790            152,706                148,093
9/30/04      162,702            173,046                166,353
9/30/05      173,619            183,965                177,316
9/30/06      184,922            198,204                190,118


1 For the period ended 9/30/06. Past performance is no indication of future performance. Fund shares were offered beginning 1/11/95. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

2 The performance of the Merrill Lynch U.S. High Yield Master II Constrained Index is shown on the line graph beginning from 9/30/97, with an initial value of $115,300, which equals the value at the point in time of the original $100,000 investment in the Fund. The Merrill Lynch U.S. High Yield Master II Constrained Index was first established on 12/31/96.

* Previously the Fund's return had been compared to the CS First Boston High Yield Index, but the sub-advisers believe that the Merrill Lynch U.S. High Yield Master II Constrained Index is more representative of the Fund's investment universe.




--------------------------------------------------------------------------------
22          SEI Institutional Managed Trust / Annual Report / September 30, 2006

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

16.8%  Financials
13.8%  Information Technology
10.8%  Health Care
10.6%  Consumer Discretionary
 9.1%  Industrials
 8.3%  Asset-Backed Securities
 6.3%  Consumer Staples
 5.7%  Energy
 5.2%  Short-Term Investments
 4.7%  U.S. Government Mortgage-Backed Obligations
 2.8%  Materials
 2.1%  Telecommunication Services
 1.8%  Utilities
 1.2%  U.S. Government Agency Obligations
 0.8%  U.S. Treasury Obligations
 0.0%  Options

#Percentages based on total investments

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.3%

CONSUMER DISCRETIONARY -- 11.8%
   Abercrombie & Fitch, Cl A (D)                         10,400   $         723
   Advance Auto Parts                                     1,695              56
   Amazon.com*                                              800              26
   American Eagle Outfitters                             40,889           1,792
   AnnTaylor Stores*                                     30,700           1,285
   Apollo Group, Cl A*                                   91,300           4,496
   Autoliv                                               31,200           1,719
   Autonation*                                           10,645             222
   Autozone*                                              2,083             215
   Best Buy (D)                                          15,600             836
   Black & Decker                                           295              23
   BorgWarner                                             2,000             114
   Bright Horizons Family Solutions*                      4,100             171
   Brinker International (D)                             58,763           2,356
   Cablevision Systems, Cl A                            106,321           2,415
   Carmax*                                                2,100              88
   CBS, Cl B (D)                                         42,983           1,211
   Cheesecake Factory*                                      642              17
   Chico's FAS*                                          24,700             532
   Choice Hotels International                            2,400              98
   Circuit City Stores                                   12,800             321
   Claire's Stores                                        8,700             254
   Clear Channel Communications                           7,480             216
   Coach (D)*                                            35,495           1,221
   Comcast, Cl A (D)*                                   135,234           4,983
   Corinthian Colleges*                                  10,700             116
   Darden Restaurants                                    43,804           1,860
   Dillard's, Cl A                                       33,900           1,110
   DIRECTV Group (D)*                                   371,803           7,317
   Discovery Holding, Cl A*                               5,600              81
   Dollar Tree Stores*                                    7,900             245
   Dover Downs Gaming & Entertainment                    18,750             228
   Dow Jones                                              4,500             151
   DSW, Cl A*                                             1,100              35

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   E.W. Scripps, Cl A                                     1,371   $          66
   Eastman Kodak                                         23,800             533
   EchoStar Communications, Cl A*                       106,187           3,477
   Expedia*                                              14,800             232
   Family Dollar Stores                                   9,700             284
   Federated Department Stores                           22,424             969
   Foot Locker                                           12,100             306
   Ford Motor                                            25,696             208
   Fortune Brands                                           377              28
   GameStop, Cl A*                                          800              37
   Gannett (D)                                           17,846           1,014
   General Motors                                        72,044           2,396
   Genuine Parts                                          9,963             430
   Goodyear Tire & Rubber*                               39,643             575
   Gymboree*                                              9,100             384
   Harley-Davidson                                       14,933             937
   Harman International Industries                        3,100             259
   Harrah's Entertainment                                   710              47
   Hasbro                                                69,796           1,588
   Hilton Hotels                                          1,724              48
   Home Depot (D)                                        92,858           3,368
   IAC/InterActive (D)*                                  39,609           1,139
   International Game Technology                        178,921           7,425
   ITT Educational Services*                             35,900           2,380
   J.C. Penney (D)                                       31,083           2,126
   Jackson Hewitt Tax Service                             6,300             189
   Jarden*                                               18,400             607
   Johnson Controls                                      20,977           1,505
   Jones Apparel Group (D)                               74,044           2,402
   Kohl's (D)*                                           46,456           3,016
   Lamar Advertising, Cl A*                               4,035             215
   Las Vegas Sands*                                         600              41
   Liberty Global, Cl A*                                  6,304             162
   Liberty Media Holding-Capital, Ser A*                  5,845             488
   Liberty Media Holding-Interactive, Cl A*              14,829             302
   Limited Brands (D)                                     4,600             122
   Liz Claiborne                                          5,800             229
   Lowe's (D)                                            73,230           2,055
   Marriott International, Cl A                          66,408           2,566
   Mattel                                                50,800           1,001
   McDonald's (D)                                        38,042           1,488
   McGraw-Hill (D)                                       37,848           2,196
   Men's Wearhouse                                        3,400             126
   Meredith                                               4,000             197
   Meritage Homes*                                        5,200             216
   MGM Mirage*                                          135,000           5,331
   Michaels Stores                                          900              39
   Newell Rubbermaid                                     18,502             524
   News, Cl A*                                           89,077           1,750
   Nike, Cl B                                             1,562             137
   Nordstrom                                             38,263           1,618
   NTL                                                    1,949              50
   Nutri/System*                                          2,100             131
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          23

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Office Depot (D)*                                     50,898   $       2,021
   OfficeMax                                              5,600             228
   Omnicom Group                                          4,224             395
   Panera Bread, Cl A*                                      630              37
   Polo Ralph Lauren                                      3,100             201
   Pool (D)                                              24,100             928
   Rent-A-Center*                                         3,100              91
   Ross Stores                                           22,400             569
   Sears Holdings*                                        5,109             808
   Select Comfort*                                       16,499             361
   Shaw Communications, Cl B (D)                         43,600           1,309
   Sherwin-Williams                                       5,380             300
   Snap-On                                                5,165             230
   Sonic*                                                30,400             687
   Staples                                              266,374           6,481
   Starbucks*                                            19,759             673
   Starwood Hotels & Resorts Worldwide                      503              29
   Station Casinos                                        4,000             231
   Steven Madden                                          4,200             165
   Target                                                 3,645             201
   Thor Industries                                        3,600             148
   Tiffany                                                4,700             156
   Time Warner (D)                                      160,967           2,934
   TJX                                                   27,751             778
   Univision Communications, Cl A*                       10,100             347
   VF                                                     1,218              89
   Viacom, Cl B*                                          2,384              89
   Walt Disney                                           92,621           2,863
   Warner Music Group                                     1,600              41
   Weight Watchers International                         95,000           4,212
   Wendy's International                                  2,797             187
   Whirlpool                                              3,794             319
   Wynn Resorts*                                          1,900             129
   XM Satellite Radio Holdings, Cl A*                   163,200           2,104
   Yum! Brands (D)                                       27,755           1,445
                                                                  --------------
                                                                        127,278
                                                                  --------------
CONSUMER STAPLES -- 7.1%
   Alberto-Culver                                         1,500              76
   Altria Group (D)                                      36,552           2,798
   Anheuser-Busch (D)                                    34,873           1,657
   Archer-Daniels-Midland (D)                           124,665           4,722
   Avon Products                                          1,300              40
   BJ's Wholesale Club*                                   3,400              99
   Brown-Forman, Cl B                                    25,732           1,972
   Campbell Soup                                          6,871             251
   Chattem*                                              14,200             499
   Chiquita Brands International                         59,200             792
   Church & Dwight                                        4,600             180
   Clorox                                                 5,136             324
   Coca-Cola (D)                                         61,705           2,757
   Coca-Cola Enterprises                                 42,475             885
   Colgate-Palmolive                                     12,412             771

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ConAgra Foods                                          3,400   $          83
   Corn Products International                           27,600             898
   Costco Wholesale (D)                                 105,426           5,238
   CVS                                                    1,400              45
   Dean Foods*                                           25,853           1,086
   Del Monte Foods                                       16,548             173
   Energizer Holdings*                                   24,161           1,739
   Estee Lauder, Cl A                                    14,211             573
   General Mills                                          6,700             379
   Hansen Natural*                                        4,700             153
   Herbalife*                                            13,600             515
   Hershey                                                  786              42
   HJ Heinz                                               4,774             200
   Hormel Foods                                           4,727             170
   JM Smucker                                            13,900             667
   Kellogg                                                6,175             306
   Kimberly-Clark (D)                                    21,735           1,421
   Kraft Foods, Cl A                                     10,420             372
   Kroger (D)*                                          159,854           3,699
   Loews - Carolina (D)                                  64,746           3,586
   McCormick                                              5,653             215
   Molson Coors Brewing, Cl B                             2,400             165
   Pepsi Bottling Group (D)                              46,898           1,665
   PepsiAmericas                                          5,164             110
   PepsiCo (D)                                           50,847           3,318
   Procter & Gamble (D)                                 149,949           9,294
   Reynolds American                                     38,490           2,385
   Safeway (D)                                           76,806           2,331
   Smithfield Foods*                                     23,446             634
   Supervalu                                             12,555             372
   Sysco                                                  1,355              45
   USANA Health Sciences*                                 2,700             120
   UST                                                    3,800             208
   Wal-Mart Stores (D)                                  219,288          10,815
   Walgreen                                             132,319           5,874
   Whole Foods Market                                     2,442             145
   WM Wrigley Jr.                                         2,003              92
                                                                  --------------
                                                                         76,956
                                                                  --------------
ENERGY -- 6.4%
   Anadarko Petroleum                                    16,924             742
   Apache                                                   522              33
   Arch Coal                                              8,848             256
   Baker Hughes (D)                                      25,330           1,728
   BJ Services                                           40,018           1,206
   Cameron International*                                 7,288             352
   Chesapeake Energy (D)                                 38,856           1,126
   Chevron (D)                                           77,503           5,027
   Cimarex Energy                                         1,000              35
   CNX Gas*                                               1,700              39
   ConocoPhillips (D)                                    63,972           3,808
   Consol Energy                                         10,950             347
   Devon Energy (D)                                      33,522           2,117

--------------------------------------------------------------------------------
24          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Diamond Offshore Drilling                                606   $          44
   EnCana (D)                                            33,100           1,545
   EOG Resources                                            954              62
   Exxon Mobil (D)                                      394,902          26,498
   FMC Technologies*                                      5,900             317
   Frontier Oil                                           2,700              72
   Grant Prideco*                                            68               3
   Halliburton                                           23,241             661
   Helix Energy Solutions Group*                          1,100              37
   Helmerich & Payne                                     30,632             705
   Hess (D)                                              56,813           2,353
   Holly (D)                                             30,600           1,326
   Kinder Morgan                                          2,665             279
   Marathon Oil (D)                                      67,757           5,211
   Nabors Industries*                                    45,568           1,356
   Occidental Petroleum                                   7,250             349
   Oceaneering International*                             3,100              96
   Overseas Shipholding Group                               800              49
   Patterson-UTI Energy                                  39,300             934
   Petro-Canada (D)*                                     26,100           1,053
   Pogo Producing                                           254              10
   Schlumberger                                           3,876             240
   SEACOR Holdings*                                       3,900             322
   Smith International                                      874              34
   Sunoco (D)                                            30,463           1,895
   Superior Energy Services*                              1,600              42
   Talisman Energy (D)                                   39,700             650
   Tesoro                                                 8,600             499
   Tetra Technologies*                                    1,300              31
   Tidewater                                             45,842           2,026
   Unit (D)*                                             24,694           1,135
   Valero Energy                                         15,630             804
   XTO Energy                                            31,033           1,307
                                                                  --------------
                                                                         68,761
                                                                  --------------
FINANCIALS -- 18.2%
   A.G. Edwards                                          44,986           2,397
   Affiliated Managers Group*                             3,168             317
   Affordable Residential Communities+*                   6,700              65
   Aflac                                                 14,316             655
   Allied Capital                                         9,092             275
   Allstate (D)                                          48,032           3,013
   AMB Property+                                            800              44
   AMBAC Financial Group (D)                             20,300           1,680
   American Capital Strategies                            4,906             194
   American Express                                      46,001           2,580
   American Financial Group                              25,918           1,216
   American Home Mortgage Investment+                     9,700             338
   American International Group                          36,450           2,415
   AmeriCredit*                                          36,900             922
   Ameriprise Financial                                  15,088             708
   AmerUs Group                                           2,100             143
   AmSouth Bancorp                                       20,495             595

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Annaly Mortgage Management+                           38,800   $         510
   Anthracite Capital+                                    1,004              13
   AON                                                   71,614           2,426
   Apartment Investment & Management, Cl A +              1,141              62
   Archstone-Smith Trust+                                 2,630             143
   Arthur J Gallagher                                     8,020             214
   Assurant (D)                                          16,474             880
   Astoria Financial                                      1,735              53
   AvalonBay Communities+                                 3,347             403
   Bank of America (D)                                  141,280           7,568
   Bank of Hawaii                                         1,041              50
   Bank of New York                                      16,500             582
   BB&T                                                  16,239             711
   Bear Stearns (D)                                      11,972           1,677
   BlackRock, Cl A                                        2,147             320
   Boston Properties+                                     1,056             109
   Brandywine Realty Trust+                               1,100              36
   BRE Properties, Cl A+                                  5,200             311
   Brown & Brown                                         11,188             342
   Camden Property Trust+                                 2,274             173
   Capital One Financial                                 11,789             927
   CapitalSource+                                        10,800             279
   CB Richard Ellis Group, Cl A (D)*                     76,700           1,887
   Charles Schwab                                        15,281             274
   Chicago Mercantile Holdings                           12,874           6,157
   Chubb                                                 10,218             531
   Cincinnati Financial                                   2,400             115
   CIT Group                                             30,038           1,461
   Citigroup (D)                                        263,649          13,095
   City National                                            194              13
   CNA Financial*                                         3,800             137
   Colonial BancGroup                                    13,300             326
   Comerica                                              34,945           1,989
   Commerce Bancorp                                       8,487             312
   Commerce Bancshares                                    6,420             325
   Compass Bancshares                                     3,274             187
   Conseco*                                               9,765             205
   Countrywide Financial (D)                             77,614           2,720
   Credicorp                                             21,700             911
   Cullen/Frost Bankers                                   6,200             358
   Duke Realty+                                           6,800             254
   E*Trade Financial*                                     5,000             120
   East West Bancorp                                      6,200             246
   Eaton Vance                                            5,100             147
   Equity Office Properties Trust+                          250              10
   Equity Residential+                                    8,441             427
   Erie Indemnity, Cl A                                   1,994             104
   Essex Property Trust+                                  2,100             255
   Fannie Mae                                             1,647              92
   Federal Realty Investment Trust+                       1,309              97
   Federated Investors, Cl B                              8,495             287
   Fidelity National Financial                            5,601             233
   Fifth Third Bancorp                                      900              34
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          25

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First American                                        25,114   $       1,063
   First Cash Financial Services*                        20,100             414
   First Horizon National                                 1,321              50
   First Marblehead                                      22,700           1,572
   Forest City Enterprises, Cl A                          5,630             306
   Franklin Resources                                    12,681           1,341
   Freddie Mac                                            4,135             274
   Fulton Financial                                       2,368              38
   Genworth Financial, Cl A                              10,600             371
   Golden West Financial                                  3,420             264
   Goldman Sachs Group (D)                               34,224           5,790
   Hanover Insurance Group                               11,274             503
   Hartford Financial Services Group                     27,349           2,372
   HCC Insurance Holdings                                 7,451             245
   Horace Mann Educators                                  6,500             125
   Hospitality Properties Trust+                          6,287             297
   Host Hotels & Resorts+ (D)                           130,186           2,985
   Hudson City Bancorp                                   33,200             440
   Huntington Bancshares                                  1,100              26
   IndyMac Bancorp                                       30,700           1,264
   Investment Technology Group*                           1,600              72
   Investors Financial Services                           2,700             116
   iStar Financial+                                      15,500             646
   Jefferies Group                                       11,300             322
   JER Investors Trust+                                   7,400             127
   Jones Lang LaSalle                                    26,100           2,231
   JPMorgan Chase (D)                                   270,983          12,725
   Keycorp (D)                                           35,278           1,321
   Kilroy Realty+                                           900              68
   KKR Financial+*                                        1,300              32
   LandAmerica Financial Group                            1,100              72
   Legg Mason                                             4,895             494
   Lehman Brothers Holdings (D)                          76,615           5,659
   Leucadia National                                     18,900             495
   Lincoln National                                       2,674             166
   Loews                                                129,443           4,906
   M&T Bank                                               4,024             483
   Macerich+                                                509              39
   Markel*                                                  929             381
   Marsh & McLennan                                      20,297             571
   Marshall & Ilsley                                      1,735              84
   MBIA                                                   1,200              74
   Mellon Financial                                      18,200             712
   Mercantile Bankshares                                  8,515             309
   Mercury General                                        1,000              50
   Merrill Lynch (D)                                     73,104           5,718
   Metlife                                               96,917           5,493
   MGIC Investment                                       17,253           1,035
   Moody's                                              103,218           6,748
   Morgan Stanley (D)                                    76,022           5,543
   Nasdaq Stock Market*                                   1,200              36
   National City (D)                                     43,802           1,603
   Nationwide Financial Services, Cl A                    2,200             106
   New Century Financial+                                11,900             468

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   New York Community Bancorp                            21,560   $         353
   Newcastle Investment+                                  8,600             236
   North Fork Bancorporation                              5,000             143
   Northern Trust                                         8,462             494
   Nuveen Investments, Cl A                               6,600             338
   NYSE Group*                                              600              45
   Old Republic International                            27,600             611
   Peoples Bank                                             747              30
   Philadelphia Consolidated Holding*                     1,000              40
   Plum Creek Timber+                                       521              18
   PMI Group (D)                                         50,100           2,195
   PNC Financial Services Group                          54,912           3,978
   Principal Financial Group (D)                         22,400           1,216
   Progressive                                           39,104             960
   Prologis+                                              2,335             133
   Protective Life                                          347              16
   Prudential Financial                                   4,600             351
   Public Storage+                                        3,313             285
   Radian Group (D)                                      45,677           2,741
   Ramco-Gershenson Properties+                           7,200             230
   Raymond James Financial                               10,000             292
   Rayonier+                                             46,113           1,743
   Reckson Associates Realty+                             6,500             278
   Regency Centers+                                         483              33
   Regions Financial                                     13,754             506
   Reinsurance Group of America                           3,200             166
   Safeco (D)                                            41,789           2,463
   Simon Property Group+                                    329              30
   SL Green Realty+                                       2,820             315
   SLM                                                    9,024             469
   St. Paul Travelers (D)                                48,168           2,259
   Stancorp Financial Group                               6,800             303
   State Street                                          32,603           2,034
   SunTrust Banks                                        13,770           1,064
   Synovus Financial                                      5,659             166
   T Rowe Price Group                                     8,554             409
   Taubman Centers+                                       5,374             239
   TCF Financial                                          9,100             239
   TD Ameritrade Holding                                  5,391             102
   TD Banknorth                                           1,559              45
   Torchmark                                              6,371             402
   Transatlantic Holdings                                 1,164              70
   Trizec Properties+                                     4,300             124
   UnionBanCal (D)                                       19,200           1,169
   United Dominion Realty Trust+                            424              13
   UnumProvident                                          2,550              49
   US Bancorp (D)                                       129,023           4,286
   Valley National Bancorp                               10,800             276
   Vornado Realty Trust+                                  1,162             127
   Wachovia (D)                                          76,632           4,276
   Washington Federal                                     5,400             121
   Washington Mutual (D)                                 99,502           4,325
   Wells Fargo (D)                                      136,618           4,943
   Whitney Holding                                        3,500             125
--------------------------------------------------------------------------------
26          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wilmington Trust                                       4,883   $         218
   WR Berkley (D)                                        37,135           1,314
   Zions Bancorporation                                   5,015             400
                                                                  --------------
                                                                        197,106
                                                                  --------------
HEALTH CARE -- 11.9%
   Abbott Laboratories                                   17,175             834
   Advanced Medical Optics*                              17,000             672
   Aetna (D)                                             29,876           1,182
   Allergan                                              60,397           6,801
   AmerisourceBergen (D)                                 88,617           4,006
   Amgen (D)*                                            84,600           6,051
   Amylin Pharmaceuticals*                                3,200             141
   Applera - Applied Biosystems Group                    16,324             541
   Barr Pharmaceuticals*                                 10,530             547
   Baxter International (D)                              30,970           1,408
   Becton Dickinson (D)                                  22,548           1,594
   Biogen Idec*                                          16,278             727
   Biomet                                                   900              29
   Biosite*                                               2,800             129
   Boston Scientific*                                    31,400             464
   Bristol-Myers Squibb                                  11,367             283
   C.R. Bard                                                600              45
   Cardinal Health (D)                                  111,077           7,302
   Caremark Rx (D)                                       51,386           2,912
   Celgene*                                              10,306             446
   Cephalon*                                              6,297             389
   Cerner*                                               12,188             553
   Cigna (D)                                              8,864           1,031
   CNS                                                    1,744              49
   Community Health Systems*                                786              29
   Covance*                                               1,512             100
   Coventry Health Care (D)*                             20,562           1,059
   Cytyc*                                                27,800             681
   Dade Behring Holdings (D)                             23,215             932
   DaVita*                                                1,710              99
   Dentsply International                                 3,800             114
   Eli Lilly (D)                                         26,789           1,527
   Emdeon*                                              132,900           1,556
   Endo Pharmaceuticals Holdings*                         1,756              57
   Express Scripts*                                      17,150           1,295
   Fisher Scientific International*                       1,409             110
   Forest Laboratories (D)*                              40,722           2,061
   Genentech*                                           108,663           8,986
   Gilead Sciences*                                       6,300             433
   HCA                                                    2,899             145
   Health Management Associates, Cl A                       957              20
   Health Net*                                           66,683           2,902
   Henry Schein*                                         30,592           1,534
   Hillenbrand Industries                                 3,100             177
   Hospira*                                               8,012             307
   Humana*                                               13,958             923
   Idexx Laboratories*                                   23,077           2,103

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ImClone Systems*                                      14,000   $         397
   IMS Health                                             5,750             153
   Intuitive Surgical*                                      500              53
   Invitrogen*                                              433              27
   Johnson & Johnson (D)                                145,419           9,444
   Kinetic Concepts*                                      1,100              35
   King Pharmaceuticals*                                 62,298           1,061
   Laboratory of America Holdings*                       23,475           1,539
   Lincare Holdings*                                     29,942           1,037
   Manor Care                                            26,383           1,379
   McKesson (D)                                         102,870           5,423
   Medco Health Solutions (D)*                           91,380           5,493
   Medimmune*                                             9,441             276
   Medtronic                                             26,592           1,235
   Merck (D)                                             54,336           2,277
   Millennium Pharmaceuticals*                           88,800             884
   Millipore*                                             1,962             120
   Mylan Laboratories                                    85,992           1,731
   Omnicare                                               8,636             372
   Pediatrix Medical Group*                                 700              32
   PerkinElmer                                           13,400             254
   Pfizer (D)                                           268,717           7,621
   Pharmaceutical Product Development                     6,118             218
   Quest Diagnostics                                      8,704             532
   Resmed*                                                4,012             162
   Schering-Plough                                       10,696             236
   Sierra Health Services*                               19,400             734
   St. Jude Medical*                                      3,439             121
   Stryker                                                  504              25
   Techne*                                                5,586             284
   Tenet Healthcare*                                     33,511             273
   Thermo Electron*                                      21,294             838
   UnitedHealth Group                                   174,972           8,609
   Universal Health Services, Cl B                        1,239              74
   Varian Medical Systems*                                5,583             298
   VCA Antech*                                            7,400             267
   Vertex Pharmaceuticals*                                1,300              44
   Waters (D)*                                           18,063             818
   Watson Pharmaceuticals*                                3,713              97
   WellCare Health Plans*                                 3,200             181
   WellPoint*                                             9,345             720
   West Pharmaceutical Services                             349              14
   Wyeth (D)                                             60,073           3,054
   Zimmer Holdings*                                      82,600           5,576
                                                                  --------------
                                                                        129,304
                                                                  --------------
INDUSTRIALS -- 10.2%
   3M                                                     6,445             480
   Acuity Brands                                          5,500             250
   AGCO*                                                  1,100              28
   Allied Waste Industries*                               7,900              89
   Ametek                                                   903              39
   AMR*                                                 109,441           2,532

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          27

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Applied Industrial Technologies (D)                    4,950   $         121
   Aramark, Cl B                                         10,074             331
   Armor Holdings*                                        8,531             489
   Avery Dennison                                         2,430             146
   Avis Budget Group                                     33,800             618
   Belden CDT                                             1,300              50
   Boeing (D)                                            85,740           6,761
   Brink's                                                5,500             292
   Builders FirstSource*                                  1,500              23
   Burlington Northern Santa Fe                          16,928           1,243
   Canadian National Railway (D)                         33,300           1,397
   Carlisle                                               9,600             807
   Caterpillar                                           60,372           3,972
   CH Robinson Worldwide                                 21,677             966
   ChoicePoint*                                           4,974             178
   Cintas                                                   800              33
   Con-way                                               19,440             871
   Continental Airlines, Cl B*                            3,000              85
   Corporate Executive Board                              5,321             478
   Corrections of America*                                4,500             195
   Covanta Holding*                                       1,800              39
   Crane                                                  4,800             201
   CSX                                                   26,252             862
   Cummins (D)                                           23,400           2,790
   Danaher                                                3,545             243
   Deere                                                  2,300             193
   Donaldson                                              2,600              96
   Dover                                                 12,900             612
   Dun & Bradstreet (D)*                                 21,374           1,603
   Eaton                                                 12,175             838
   Emerson Electric (D)                                  22,078           1,851
   Equifax                                                3,857             142
   Expeditors International Washington                  122,848           5,477
   Fastenal                                               9,300             359
   FedEx                                                 11,700           1,272
   Flowserve*                                            17,025             861
   Fluor                                                 31,029           2,386
   Gardner Denver*                                       21,100             698
   General Dynamics                                       6,082             436
   General Electric (D)                                 231,144           8,159
   Genlyte Group*                                           300              21
   Graco                                                  1,600              62
   H&E Equipment Services*                               12,800             312
   Harsco                                                 1,800             140
   Herman Miller (D)                                     30,772           1,053
   HNI                                                    5,183             216
   Honeywell International (D)                          132,921           5,436
   Hubbell, Cl B                                            700              34
   Illinois Tool Works (D)                               24,500           1,100
   Ingersoll-Rand, Cl A (D)                              46,254           1,757
   ITT Industries                                         3,318             170
   Jacobs Engineering Group*                             20,510           1,533
   JB Hunt Transport Services                            25,100             521
   John H. Harland                                        1,400              51

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kennametal                                             2,000   $         113
   L-3 Communications Holdings                            7,774             609
   Laidlaw International (D)                             38,600           1,055
   Landstar System                                        2,500             107
   Lennox International                                   1,511              35
   Lincoln Electric Holdings                                600              33
   Lockheed Martin (D)                                   28,637           2,465
   Manitowoc                                              2,900             130
   Manpower                                               5,700             349
   Masco                                                 29,400             806
   MSC Industrial Direct, Cl A                            3,100             126
   Norfolk Southern                                       9,877             435
   Northrop Grumman (D)                                  48,983           3,334
   Oshkosh Truck                                          5,300             267
   Paccar (D)                                            43,814           2,498
   Parker Hannifin                                       25,201           1,959
   Pitney Bowes                                             974              43
   Precision Castparts                                    6,280             397
   Raytheon (D)                                          43,312           2,079
   Republic Services                                      1,603              64
   Robert Half International                             11,100             377
   Rockwell Automation                                    8,300             482
   Rockwell Collins                                       2,154             118
   Roper Industries                                       1,038              46
   RR Donnelley & Sons                                   14,065             464
   Ryder System                                          34,100           1,762
   Southwest Airlines (D)                                89,188           1,486
   Spherion*                                              4,600              33
   SPX                                                    1,494              80
   Stericycle*                                            2,935             205
   Swift Transportation*                                 26,349             625
   Teleflex                                              10,200             568
   Terex*                                                50,252           2,272
   Textron                                                6,200             543
   Thomas & Betts*                                       26,649           1,271
   Timken                                                43,680           1,301
   Toro                                                   1,700              72
   Trinity Industries                                    20,300             653
   Tyco International                                    95,434           2,671
   UAL*                                                  19,298             513
   Union Pacific                                         33,017           2,905
   United Parcel Service, Cl B                          101,359           7,292
   United Rentals*                                        9,111             212
   United Technologies                                   11,004             697
   US Airways Group*                                        700              31
   US Xpress Enterprises, Cl A*                           3,200              74
   USG*                                                   6,701             315
   Waste Management                                      13,200             484
   WESCO International*                                  15,532             901
   West*                                                  1,265              61
   WW Grainger                                            5,267             353
   YRC Worldwide*                                         6,500             241
                                                                  --------------
                                                                        110,010
                                                                  --------------
--------------------------------------------------------------------------------
28          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.4%
   Acxiom                                                28,200   $         695
   ADC Telecommunications*                                9,700             145
   Adobe Systems*                                         6,800             255
   Advanced Energy Industries*                           12,700             216
   Affiliated Computer Services, Cl A*                    1,400              73
   Agere Systems*                                       100,416           1,499
   Agilent Technologies (D)*                             41,182           1,346
   Akamai Technologies*                                   7,256             363
   Alliance Data Systems*                                 5,500             304
   Amphenol, Cl A                                         2,024             125
   Analog Devices                                        18,800             553
   Anixter International                                 18,500           1,045
   Apple Computer*                                        6,448             497
   Applied Materials                                     94,095           1,668
   Ariba*                                                 4,600              34
   Arrow Electronics*                                   100,677           2,762
   Atmel*                                               147,700             892
   ATMI*                                                 17,800             517
   Autodesk*                                              1,736              60
   Automatic Data Processing                              9,701             459
   Avaya*                                                11,774             135
   Avnet*                                               110,335           2,165
   Avocent*                                              16,700             503
   BEA Systems*                                           9,700             147
   BMC Software*                                         66,295           1,805
   Broadcom, Cl A*                                        3,458             105
   Cadence Design Systems (D)*                           63,182           1,072
   CDW                                                   18,077           1,115
   Ceridian*                                             16,300             364
   CheckFree*                                            17,610             728
   Cisco Systems (D)*                                   217,430           5,001
   Citrix Systems*                                        6,715             243
   Cognizant Technology Solutions, Cl A*                  2,300             170
   Computer Sciences*                                    30,076           1,477
   Convergys*                                            44,600             921
   DealerTrack Holdings*                                    300               7
   Dell (D)*                                             53,080           1,212
   Diebold                                                1,300              57
   DST Systems*                                          14,221             877
   eBay*                                                278,700           7,904
   Electronic Data Systems (D)                          152,086           3,729
   Factset Research Systems                                 800              39
   Fair Isaac (D)                                        23,627             864
   Fidelity National Information Services                 8,574             317
   First Data                                           154,756           6,500
   Fiserv (D)*                                           50,505           2,378
   Freescale Semiconductor, Cl B*                        40,344           1,533
   Global Payments                                       10,365             456
   Google, Cl A*                                         17,700           7,114
   Harris                                                10,923             486
   Hewlett-Packard (D)                                  294,463          10,804
   Ingram Micro, Cl A*                                   83,683           1,603
   Integrated Device Technology*                         10,100             162

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Intel (D)                                            107,733   $       2,216
   International Business Machines (D)                  134,499          11,021
   Intersil, Cl A                                         4,582             112
   Intuit*                                              243,772           7,823
   Iron Mountain*                                         6,594             283
   Itron*                                                 5,800             324
   Jabil Circuit*                                         5,093             146
   Kla-Tencor                                               641              28
   Lam Research*                                          9,892             448
   Lexmark International, Cl A*                          34,300           1,978
   Linear Technology                                      7,389             230
   Mastercard, Cl A                                       6,800             478
   McAfee*                                               33,400             817
   MEMC Electronic Materials (D)*                        29,374           1,076
   Mettler Toledo International*                          3,562             236
   Microchip Technology                                   1,047              34
   Micron Technology*                                    11,700             204
   Microsoft (D)                                        418,620          11,441
   MicroStrategy, Cl A (D)*                              10,122           1,031
   Molex                                                  9,100             355
   MoneyGram International                               38,400           1,116
   Motorola (D)                                          83,896           2,097
   National Instruments                                   3,500              96
   National Semiconductor                                 2,036              48
   NAVTEQ*                                               83,100           2,170
   NCR*                                                  42,528           1,679
   Network Appliance*                                     8,065             298
   Novellus Systems*                                     36,003             996
   Nvidia*                                                  724              21
   Online Resources*                                      6,800              83
   Oracle*                                               99,108           1,758
   Paychex                                              159,641           5,883
   Perficient*                                            4,500              71
   QLogic*                                               57,208           1,081
   Qualcomm (D)                                         281,129          10,219
   RealNetworks*                                          4,600              49
   Red Hat*                                              12,042             254
   Reynolds & Reynolds, Cl A                              3,200             126
   Sabre Holdings, Cl A                                  24,147             565
   SanDisk*                                             111,994           5,996
   Seagate Technology                                   255,000           5,888
   SonicWALL*                                            12,600             138
   Sybase*                                                2,231              54
   Symantec*                                              5,456             116
   Symbol Technologies                                    3,600              53
   Synopsys (D)*                                         65,486           1,291
   Tech Data*                                            30,732           1,123
   Tektronix                                              9,200             266
   Texas Instruments (D)                                102,364           3,404
   Trimble Navigation*                                    1,000              47
   VeriSign*                                              3,700              75
   Vishay Intertechnology*                               58,400             820
   Websense*                                             17,800             385
   Western Digital*                                      53,045             960
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          29

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Xerox*                                                52,388   $         815
   Xilinx                                                37,200             817
   Yahoo!*                                                  986              25
                                                                  --------------
                                                                        166,665
                                                                  --------------
MATERIALS -- 3.1%
   Air Products & Chemicals                               1,400              93
   Airgas                                                 3,300             119
   Albemarle                                              3,500             190
   Alcoa                                                 40,600           1,138
   Allegheny Technologies                                 2,500             156
   Ball                                                     900              36
   Bemis                                                  7,800             256
   Cabot                                                  2,200              82
   Carpenter Technology                                     700              75
   Celanese, Ser A                                       86,283           1,544
   Chaparral Steel*                                       1,800              61
   Commercial Metals                                      2,200              45
   Crown Holdings*                                       12,447             232
   Cytec Industries                                       3,700             206
   Dow Chemical (D)                                      29,894           1,165
   E.I. du Pont de Nemours                                3,000             129
   Eagle Materials                                       34,479           1,161
   Ecolab                                                10,698             458
   Freeport-McMoRan Copper &
     Gold, Cl B                                           2,600             139
   Hercules*                                             43,236             682
   Huntsman*                                             98,144           1,786
   International Flavors & Fragrances                     2,100              83
   International Paper                                    8,400             291
   IPSCO (D)                                             10,800             936
   Lubrizol                                                 159               7
   Lyondell Chemical                                     12,200             310
   Martin Marietta Materials (D)                         11,762             995
   Methanex                                              24,200             589
   Monsanto                                               1,212              57
   Nalco Holding*                                           293               5
   Newmont Mining (D)                                    37,600           1,607
   Nucor                                                  6,100             302
   OM Group*                                             20,300             892
   Owens-Illinois*                                       79,573           1,227
   Pactiv*                                               58,686           1,668
   Phelps Dodge (D)                                      17,600           1,491
   PPG Industries                                           700              47
   Praxair                                              101,315           5,994
   Reliance Steel & Aluminum                             27,601             887
   Rohm & Haas                                            4,500             213
   RPM International                                      2,300              44
   Scotts Miracle-Gro, Cl A                               2,018              90
   Sealed Air                                             2,309             125
   Sigma-Aldrich                                            847              64
   Smurfit-Stone Container*                              17,600             197
   Sonoco Products                                        6,277             211

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Steel Dynamics                                        23,700   $       1,196
   Temple-Inland                                         23,371             937
   Titanium Metals*                                       1,300              33
   United States Steel                                   26,300           1,517
   Valspar                                                1,500              40
   Vulcan Materials                                      25,335           1,982
   Weyerhaeuser                                             415              26
   Wheeling-Pittsburgh*                                   2,600              45
                                                                  --------------
                                                                         33,861
                                                                  --------------
TELECOMMUNICATION SERVICES -- 2.3%
   Alltel (D)                                            24,013           1,333
   American Tower, Cl A*                                  4,559             166
   AT&T (D)                                             109,487           3,565
   BCE*                                                  26,077             706
   Bell Aliant Regional Communications
     Income Fund (Canada) (H)*                            2,066              65
   BellSouth                                             41,555           1,776
   CenturyTel                                            36,094           1,432
   Citizens Communications                              131,711           1,849
   Crown Castle International*                           10,715             378
   Embarq                                                 4,523             219
   Leap Wireless International*                             800              39
   Qwest Communications International*                  133,395           1,163
   Rogers Communications, Cl B                           28,200           1,547
   Sprint Nextel (D)                                    199,387           3,420
   Telephone & Data Systems                              29,145           1,227
   US Cellular*                                          36,384           2,172
   Verizon Communications (D)                            94,645           3,514
   Windstream                                             5,752              76
                                                                  --------------
                                                                         24,647
                                                                  --------------
UTILITIES -- 1.9%
   AES*                                                  23,544             480
   Allegheny Energy*                                      3,121             125
   Alliant Energy                                        15,100             540
   American Electric Power                               25,343             922
   Aqua America                                           2,076              46
   CenterPoint Energy                                     2,888              41
   CMS Energy*                                              301               4
   Consolidated Edison                                    1,392              64
   Dominion Resources                                     5,197             397
   DPL                                                    9,922             269
   DTE Energy                                             1,045              43
   Duke Energy                                            1,178              36
   Edison International (D)                             116,146           4,836
   Energen                                               44,962           1,883
   Energy East                                            2,600              62
   Entergy                                               13,600           1,064
   Equitable Resources                                      621              22
   Exelon                                                 4,074             247
   FirstEnergy (D)                                       14,965             836

--------------------------------------------------------------------------------
30          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                   Shares/Contracts/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FPL Group                                                145   $           7
   Hawaiian Electric Industries                           1,100              30
   KeySpan                                                4,400             181
   MDU Resources Group                                   15,196             339
   Mirant*                                                3,900             106
   National Fuel Gas                                     15,500             563
   Northeast Utilities                                    2,000              47
   NRG Energy*                                           15,700             711
   OGE Energy                                             2,100              76
   Oneok                                                  1,100              42
   Pepco Holdings                                         2,400              58
   PG&E (D)                                              28,036           1,168
   Pinnacle West Capital                                    300              13
   PPL                                                      562              18
   Public Service Enterprise Group                       11,330             693
   Puget Energy                                           2,424              55
   Questar                                                1,571             128
   Reliant Energy*                                        4,000              49
   SCANA                                                    739              30
   Sempra Energy                                         22,525           1,132
   Sierra Pacific Resources*                              2,500              36
   Southern                                               1,827              63
   Southern Union                                        10,100             267
   TXU (D)                                               32,631           2,040
   UGI                                                   13,300             325
   Wisconsin Energy                                      10,400             449
   WPS Resources                                          2,700             134
   Xcel Energy                                            5,071             105
                                                                  --------------
                                                                         20,782
                                                                  --------------
Total Common Stock
   (Cost $921,800) ($ Thousands)                                        955,370
                                                                  --------------
PURCHASED OPTIONS -- 0.0%
   December 2006 120 Day Euro
      Futures Call, Expires 12/16/06,
      Strike Price $95*                                      98              70
   October 2006 90 Day Euro
      Futures Put, Expires 10/14/06,
      Strike Price $94.375*                                  33              --
                                                                  --------------
Total Purchased Options
   (Cost $79) ($ Thousands)                                                  70
                                                                  --------------
ASSET-BACKED SECURITIES -- 9.3%

MORTGAGE RELATED SECURITIES -- 9.3%
   ABSC NIM Trust, Ser 2005-HE6,
      Cl A1 (E)
         5.050%, 08/27/35                         $         141             140
   ACE Securities, Ser 2005-HE3,
      Cl A2A (C)
         5.430%, 05/25/35                                   253             253

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ace Securities, Ser 2003-OP1,
      Cl M1 (C)
         6.030%, 10/26/06                         $         500   $         503
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (C)
         6.030%, 10/25/06                                   129             129
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5 (C)
         5.330%, 10/25/46                                   250             250
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A (C)
         5.294%, 10/25/06                                 5,519           5,457
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3 (C)
         5.100%, 10/25/06                                 1,435           1,422
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (C)
         6.230%, 10/25/06                                   427             428
   Ameriquest Mortgage Securities,
      Ser 2004-FR1, Cl A4
         3.243%, 05/25/34                                   538             532
   Argent Securities, Ser 2003-W5,
      Cl M1 (C)
         6.030%, 10/25/06                                   250             253
   Argent Securities, Ser 2003-W9,
      Cl M1 (C)
         6.020%, 10/26/06                                   400             402
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (G)
         4.300%, 06/25/35                                 1,000             987
   Asset-Backed Funding NIM Trust,
      Ser 2005-WMC1, Cl N1 (E)
         5.900%, 07/26/35                                    68              68
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1 (C)
         6.080%, 10/15/06                                   547             550
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M2 (C)
         7.230%, 10/15/06                                   275             278
   Asset-Backed Securities Home Equity,
      Ser 2003-HE7, Cl M2 (C)
         7.080%, 10/15/06                                   215             219
   Bear Stearns Asset-Backed Securities,
      Ser 2005-AQ2N, Cl A1 (E)
         5.500%, 09/25/35                                    31              31
   Bear Stearns Asset-Backed Securities,
      Ser 2005-HE11, Cl A1 (E)
         5.500%, 11/25/35                                   249             248
   Bear Stearns Asset-Backed Securities,
      Ser 06-PC1N, Cl A1 (E)
         5.500%, 12/25/35                                    88              88
   Centex Home Equity, Ser 2004-B,
      Cl AF3 (G)
         2.946%, 05/25/28                                   165             164
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          31

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Chase Funding Mortgage Loan,
      Ser 2003-1, Cl 2M2 (C)
         6.830%, 10/25/06                         $         173   $         174
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
         3.340%, 05/25/26                                   737             724
   Conseco Finance, Ser 2001-C, Cl A4
         6.190%, 03/15/30                                 1,255           1,256
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (C)
         6.480%, 10/27/06                                   235             238
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (C)
         7.330%, 10/27/06                                   375             375
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3 (C)
         5.760%, 10/30/06                                   500             500
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5 (C)
         5.880%, 08/25/36                                   225             225
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2 (C)
         6.930%, 01/25/34                                   235             237
   Countrywide Asset-Backed Certificates,
      Ser 2004-9, Cl AF3 (C)
         3.854%, 10/25/30                                   427             424
   Countrywide Asset-Backed Certificates,
      Ser 2005-7, Cl MV8 (C)
         6.780%, 10/27/06                                   250             254
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                 1,600           1,597
   Countrywide Home Equity Loan Trust,
      Ser 2006-D, Cl 2A (C)
         5.530%, 10/30/06                                 2,249           2,249
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (C)
         5.092%, 10/01/06                                   518             515
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4 (C)
         6.150%, 10/27/06                                   285             290
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5 (C)
         6.200%, 10/27/06                                   195             197
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4 (C)
         6.380%, 10/27/06                                   275             276
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (C)
         5.930%, 10/19/06                                   350             354
   FBR Securitization Trust, Ser 2005-2,
      Cl M10 (C)
         7.580%, 10/28/06                                   100              83

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FBR Securitization Trust, Ser 2005-4,
      Cl M11 (C)
         7.330%, 10/27/06                         $         210   $         199
   FBR Securitization Trust, Ser 2005-4,
      Cl M12 (C)
         7.330%, 10/27/06                                   102             101
   FBR Securitization Trust, Ser 2005-5,
      Cl M12 (C)
         7.580%, 10/27/06                                   146             145
   First Franklin Mortgage Loan Asset,
      Ser 2005-FFH4, Cl N1 (E)
         5.682%, 12/25/35                                    95              95
   First Franklin Mortgage Loan,
      Ser 2003-FF5, Cl M6 (C)
         8.830%, 10/25/06                                   345             348
   First Franklin Mortgage Loan,
      Ser 2005-FF4, Cl 2A3 (C)
         5.550%, 10/25/06                                 1,400           1,401
   GE-WMC Mortgage Securities NIM Trust,
      Ser 2005-2A, Cl N1 (E)
         5.500%, 01/25/36                                   208             207
   GMAC Mortgage Loan Trust,
      Ser 2004-HE2, Cl A2 (C)
         2.880%, 10/25/06                                   751             744
   GMAC Mortgage Loan Trust,
      Ser 2006-HE1, Cl A (C)
         5.540%, 10/25/06                                 3,900           3,902
   GS Mortgage Securities,
      Ser 2006-GG6, Cl AM
         5.622%, 04/10/38                                 3,800           3,863
   GSAA Home Equity Trust,
      Ser 2006-3N, Cl N1 (E)
         5.750%, 03/25/36                                    76              76
   Greenwich Capital Commercial Funding,
      Ser 2006-GG7, Cl AM (C)
         6.110%, 07/10/38                                 2,100           2,192
   Hasco NIM Trust, Ser 2006-OP2A,
      Cl A (E)
         5.856%, 01/26/36                                   149             148
   Holmes Financing, Ser 2006-10A,
      Cl 1C (C) (E)
         5.738%, 10/16/06                                   600             600
   Home Equity Asset Trust, Ser 2003-4,
      Cl M2 (C)
         7.230%, 10/25/06                                   370             372
   Home Equity Asset Trust, Ser 2005-4,
      Cl 2A1 (C)
         5.420%, 10/25/06                                   114             114
   Home Equity Asset Trust, Ser 2005-7N,
      Cl A (E)
         6.500%, 02/27/36                                   463             461
   Home Equity Asset Trust, Ser 2005-9N,
      Cl A (E)
         6.500%, 05/27/36                                   210             210
--------------------------------------------------------------------------------
32          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Home Equity Asset Trust, Ser 2006-1N,
      Cl 1A (E)
         6.500%, 05/27/36                         $         140   $         140
   IMPAC CMB Trust, Ser 2004-10,
      Cl 4M1 (C)
         5.930%, 03/25/35                                   461             463
   IMPAC NIM Trust, Ser 2006-1, Cl N (E)
         6.000%, 03/25/36                                   127             127
   IMPAC Secured Assets, Ser 2006-3,
      Cl A4 (C)
         5.420%, 10/27/06                                 3,250           3,250
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2 (C)
         5.880%, 09/25/46                                   235             234
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6 (C)
         7.080%, 04/25/46                                   240             243
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M9 (C)
         7.080%, 10/25/06                                   200             169
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4 (C)
         6.030%, 10/25/06                                   165             166
   JP Morgan Chase Commercial Mortgage,
      Ser 2006-LDP7, Cl AM (C)
         6.066%, 10/01/06                                 2,700           2,810
   JP Morgan Mortgage Acquisition,
      Ser 2006-RM1, Cl A2 (C)
         5.480%, 10/27/06                                 1,000           1,000
   Lehman XS Trust, Ser 2005-5N,
      Cl M3 (C)
         6.330%, 10/25/06                                   600             607
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (C)
         7.080%, 10/31/06                                   725             706
   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (C)
         6.580%, 12/25/35                                   150             152
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I (C)
         7.080%, 10/27/06                                   325             313
   Lehman XS Trust, Ser 2005-9N,
      Cl M4 (C)
         6.730%, 10/30/06                                   225             230
   Lehman XS Trust, Ser 2005-9N,
      Cl M6 (C)
         7.080%, 10/30/06                                   415             418
   Lehman XS Trust, Ser 2006-11,
      Cl M10 (C)
         7.330%, 10/25/06                                   210             177
   Lehman XS Trust, Ser 2006-12N,
      Cl M4 (C)
         5.880%, 08/25/46                                   270             269

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman XS Trust, Ser 2006-12N,
      Cl M5 (C)
         5.930%, 08/25/46                         $         150   $         150
   Lehman XS Trust, Ser 2006-2N,
      Cl M5 (C)
         6.480%, 10/27/06                                   240             244
   Long Beach Asset Holdings,
      Ser 2006-2, Cl N1 (E)
         5.780%, 04/25/46                                    94              93
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (C)
         5.660%, 10/27/06                                   919             922
   Master Asset-Backed Securities NIM
      Trust, Ser 2006-CI13, Cl N1 (E)
         7.000%, 12/25/35                                   335             333
   Master Asset-Backed Securities NIM
      Trust, Ser 2006-CI14, Cl N1 (E)
         6.000%, 07/26/35                                   198             197
   Master Asset-Backed Securities Trust,
      Ser 2002-OPT1, Cl M1 (C)
         6.480%, 10/27/06                                   161             161
   Merrill Lynch Mortgage Investors,
      Ser 2005-FF6, Cl N1 (E)
         4.500%, 05/25/36                                   112             111
   Merrill Lynch Mortgage Investors,
      Ser 2005-FM1N, Cl N1 (E)
         4.500%, 05/25/36                                   170             168
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A (C)
         5.350%, 02/25/36                                 2,284           2,265
   Merrill Lynch Mortgage Investors,
      Ser 2006-MLN1, Cl A2A (C)
         5.394%, 10/29/06                                 1,000           1,000
   Merrill Lynch Mortgage Investors,
      Ser 2006-RM4, Cl A2A (C)
         5.406%, 10/27/06                                 1,500           1,500
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M1 (C)
         6.010%, 10/27/06                                   583             585
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M2 (C)
         7.130%, 10/26/06                                   515             519
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC1, Cl M2 (C)
         7.380%, 10/27/06                                   414             415
   New Century Home Equity Loan Trust,
      Ser 2003-B, Cl M1 (C)
         5.980%, 10/27/06                                   650             654
   New Century Home Equity Loan Trust,
      Ser 2004-A, Cl AII3 (C)
         4.450%, 10/01/06                                   965             958
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2 (G)
         4.461%, 10/25/06                                 2,229           2,208
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          33

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
      Ser 2003-4, Cl M2 (C)
         6.980%, 07/25/33                         $         205   $         207
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (C)
         5.980%, 10/23/06                                   350             351
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (C) (E)
         7.830%, 10/27/06                                   100              87
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (C) (E)
         7.830%, 10/27/06                                   190             181
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (G)
         5.424%, 12/25/36                                 2,653           2,639
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-5A, Cl N1 (E)
         5.500%, 10/25/36                                    90              90
   People's Financial Realty Mortgage
      Security, Ser 2006-1, Cl B1 (C)
         7.868%, 10/03/06                                   243             240
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (C)
         5.730%, 10/27/06                                   590             592
   Residential Accredit Loans,
      Ser 2006-Q04, Cl N1 (E)
         6.048%, 04/25/46                                   459             458
   Residential Accredit Loans,
      Ser 2006-Q06, Cl M5 (C)
         5.830%, 10/29/06                                   350             349
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M4 (C)
         6.050%, 10/25/06                                   250             250
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M5 (C)
         6.110%, 10/25/06                                   250             250
   Residential Asset Mortgage Products,
      Ser 2003-RS10, Cl AI5
         4.910%, 01/25/31                                   600             597
   Residential Asset Mortgage Products,
      Ser 2006-RZ4, Cl A1 (C)
         5.420%, 10/25/06                                 2,500           2,500
   Residential Asset Mortgage Products,
      Ser 2006-RZ4, Cl M9 (C)
         7.830%, 10/25/06                                   115             100
   Residential Asset Securities,
      Ser KS9, Cl AI3
         3.250%, 12/25/28                                   718             715
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1 (C)
         5.276%, 10/25/06                                 1,951           1,950

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (C) (E)
         5.430%, 10/25/06                         $       1,350   $       1,350
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (C) (E)
         5.480%, 10/25/06                                 1,000           1,000
   SB Finance NIM Trust,
      Ser 2005-HE3, Cl N1 (E)
         4.750%, 09/25/35                                   197             196
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (E)
         7.500%, 06/25/36                                   136             136
   SLM Student Loan Trust,
      Ser 2006-C, Cl C (C)
         5.877%, 12/28/06                                 1,000             991
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
         5.590%, 10/30/06                                 2,888           2,893
   Sail NIM Notes, Ser 2005-11A, Cl A (E)
         7.500%, 01/27/36                                   322             318
   Sail NIM Notes, Ser 2006-BC1A, Cl A (E)
         7.000%, 03/27/36                                   217             216
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (E)
         5.000%, 05/25/35                                   275             275
   Soundview NIM Trust, Ser 2005-OPT4,
      Cl N1 (E)
         5.682%, 12/25/35                                    52              52
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-16XS, Cl M2 (C)
         6.230%, 10/25/06                                   505             508
   Structured Asset Investment Loan,
      Ser 2005-4, Cl M11 (C)
         7.830%, 10/25/06                                   250             235
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B4 (C)
         6.280%, 10/27/06                                   191             193
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B5 (C)
         6.380%, 10/27/06                                   121             123
   Structured Asset Securities,
      Ser 2005-NC1, Cl A2 (G)
         3.920%, 02/25/35                                   505             501
   Structured Asset Securities,
      Ser 2005-S1, Cl B3 (C) (E)
         7.830%, 10/27/06                                   350             341
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1 (C) (E)
         4.500%, 03/25/37                                 4,252           4,209
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl AX, IO (C) (E)
        13.000%, 03/25/37                                   695             112
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl B1 (C) (E)
         6.110%, 10/25/06                                   300             302
--------------------------------------------------------------------------------
34          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1 (C) (E)
         4.500%, 05/25/37                         $       4,494   $       4,451
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl AX (C) (E)
        20.000%, 05/25/37                                   776              90
   Terwin Mortgage Trust, Ser 2006-6,
      Cl A1 (C)
         4.500%, 07/25/37                                 1,738           1,720
   Terwin Mortgage Trust, Ser 2006-HF1,
      Cl A1A (C) (E)
         4.500%, 02/25/37                                 1,508           1,498
   Wachovia Student Loan Trust,
      Ser 2006-1, Cl B (C) (E)
         5.689%, 04/25/40                                 3,200           3,185
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl A12 (C)
         3.450%, 06/25/19                                 2,371           2,355
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A (C) (E)
         8.330%, 10/28/06                                   300             297
                                                                  --------------
Total Asset-Backed Securities
   (Cost $100,204) ($ Thousands)                                        100,608
                                                                  --------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 5.3%
   FHLMC (C)
      5.572%, 10/01/35                                      845             847
   FNMA
         5.500%, 11/01/20                                   986             985
         5.500%, 12/01/20                                 1,960           1,960
         5.500%, 01/01/21                                 2,959           2,959
         5.500%, 02/01/21                                   984             983
         5.500%, 03/01/21                                 8,815           8,811
         5.500%, 06/01/21                                     6               6
   FNMA ARM
         5.581%, 05/01/36                                 1,956           1,963
         5.524%, 01/01/36                                   860             861
         5.504%, 05/01/36                                   999           1,001
   FNMA TBA
         6.000%, 10/20/19                                 3,000           3,045
         5.500%, 10/15/21                                14,000          13,991
         5.500%, 10/01/34                                11,100          10,933
         5.000%, 10/01/20                                 4,300           4,225
   GNMA
         5.000%, 02/20/35                                   486             488
         4.500%, 06/20/36                                   493             490
         4.000%, 06/20/34                                   676             673
         4.000%, 07/20/35                                   411             409
         4.000%, 01/20/36                                   480             475
         3.750%, 03/20/34                                   539             530

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA ARM
         5.500%, 10/30/06                         $         648   $         648
         4.500%, 08/20/34                                   772             770
         4.500%, 01/20/36                                   469             468
                                                                  --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $57,130) ($ Thousands)                                          57,521
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
   FHLMC (F)
         5.370%, 01/16/07                                   100              98
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
         9.953%, 08/01/35                                   455             111
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
        11.564%, 09/15/35                                 1,211             280
   FNMA (F)
         5.145%, 03/30/07 (A)                             1,100           1,072
         4.657%, 12/01/06                                 8,000           7,933
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
        11.852%, 11/01/35                                   441             105
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         9.966%, 08/01/35                                20,843           5,080
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $14,811) ($ Thousands)                                          14,679
                                                                  --------------
CORPORATE OBLIGATIONS -- 1.0%

CONSUMER DISCRETIONARY -- 0.1%
   COX Communications
         4.625%, 06/01/13                                   375             349
   Comcast
         5.300%, 01/15/14                                   470             458
   Omnicon Group
         5.900%, 04/15/16                                   210             213
   Time Warner
         6.875%, 05/01/12                                   375             396
                                                                  --------------
                                                                          1,416
                                                                  --------------
ENERGY -- 0.0%
   Kinder Morgan Energy Partners
         5.000%, 12/15/13                                   375             356
                                                                  --------------
FINANCIALS -- 0.6%
   Cit Group
         5.000%, 02/13/14                                   500             483
   Credit Suisse First Boston
         6.500%, 01/15/12                                   250             263
   Genworth Financial
         5.750%, 06/15/14                                   375             382
   Goldman Sachs Group
         5.500%, 11/15/14                                   750             747


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          35

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Household Finance
         6.375%, 10/15/11                         $         375   $         392
   Istar Financial, Ser 1
         5.875%, 03/15/16                                   250             249
   JPMorgan Chase
         5.125%, 09/15/14                                   375             368
   Lehman Brothers MTN
         5.500%, 04/04/16                                   375             374
   Merrill Lynch
         6.050%, 05/16/16                                   375             388
   Morgan Stanley
         4.750%, 04/01/14                                   375             357
   Residential Capital
         6.500%, 04/17/13                                   630             640
   Shinsei Finance Cayman (C) (E)
         6.418%, 01/29/49                                   400             397
   Simon Property Group+
         5.750%, 12/01/15                                   250             252
         5.600%, 09/01/11                                   210             211
   Wachovia
         4.875%, 02/15/14                                   250             242
   Washington Mutual Preferred
      Funding (C) (E)
         6.534%, 03/15/49                                   400             393
   Western Union (E)
         5.930%, 10/01/16                                   250             252
                                                                  --------------
                                                                          6,390
                                                                  --------------
HEALTH CARE -- 0.1%
   Aetna
         5.750%, 06/15/11                                   375             381
   Teva Pharmaceutical Finance LLC
         5.550%, 02/01/16                                   375             368
   Wellpoint
         6.800%, 08/01/12                                   250             267
                                                                  --------------
                                                                          1,016
                                                                  --------------
INDUSTRIALS -- 0.1%
   Harrahs Operating
         5.500%, 07/01/10                                   375             369
   Lafarge
         6.150%, 07/15/11                                   230             235
                                                                  --------------
                                                                            604
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.0%
   Embarq
         6.738%, 06/01/13                                   375             386
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 0.1%
   Dominion Resources
         4.750%, 12/15/10                         $         250   $         244
   Exelon Generation LLC
         6.950%, 06/15/11                                   375             398
                                                                  --------------
                                                                            642
                                                                  --------------
Total Corporate Obligations
   (Cost $10,538) ($ Thousands)                                          10,810
                                                                  --------------
CASH EQUIVALENT -- 5.8%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.330%**++                               62,490,946          62,491
                                                                  --------------
Total Cash Equivalent
   (Cost $62,491) ($ Thousands)                                          62,491
                                                                  --------------
U.S. TREASURY OBLIGATIONS (B) -- 0.9%
   U.S. Treasury Bill
         4.942%, 11/24/06                                 1,946           1,933
   U.S. Treasury Bond
         2.375%, 04/15/11                                 5,433           5,439
   U.S. Treasury Note
         5.125%, 05/15/16                                 2,583           2,679
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $9,927) ($ Thousands)                                           10,051
                                                                  --------------
Total Investments -- 112.0%
   (Cost $1,176,980) ($ Thousands)                                $   1,211,600
                                                                  ==============
COMMON STOCK SOLD SHORT -- (9.6)%

CONSUMER DISCRETIONARY -- (3.0)%
   Amazon.com*                                          (64,400)         (2,069)
   CBS, Cl B                                            (14,467)           (408)
   Clear Channel Outdoor
      Holdings, Cl A*                                    (3,700)            (75)
   Discovery Holding, Cl A*                            (205,441)         (2,971)
   DR Horton                                             (2,800)            (67)
   Eastman Kodak                                        (95,100)         (2,130)
   Four Seasons Hotels                                  (17,400)         (1,111)
   Gamestop, Cl A*                                      (17,900)           (828)
   Gentex                                              (212,512)         (3,020)
   Hearst-Argyle Television                              (9,905)           (227)
   Hilton Hotels                                        (10,400)           (290)
   International Game Technology                         (6,300)           (261)


--------------------------------------------------------------------------------
36          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   International Speedway, Cl A                         (14,332)  $        (714)
   Interpublic Group*                                   (96,700)           (957)
   Laureate Education*                                  (14,200)           (680)
   Lennar, Cl A                                         (12,700)           (575)
   Liberty Media Holding-Capital, Ser A*                (21,731)         (1,816)
   McClatchy Company, Cl A                               (5,432)           (229)
   MDC Holdings                                         (10,155)           (472)
   NTL                                                  (76,531)         (1,946)
   O'Reilly Automotive*                                 (28,300)           (940)
   OSI Restaurant Partners                              (42,100)         (1,335)
   Quiksilver*                                          (60,000)           (729)
   RH Donnelley                                         (24,241)         (1,282)
   Scientific Games, Cl A*                              (51,200)         (1,628)
   Sirius Satellite Radio*                             (140,079)           (548)
   Standard Pacific                                      (2,276)            (53)
   Tiffany                                              (26,143)           (868)
   Urban Outfitters*                                   (102,700)         (1,817)
   Wynn Resorts*                                        (10,268)           (698)
   XM Satellite Radio, Cl A*                           (131,546)         (1,696)
                                                                  --------------
                                                                        (32,440)
                                                                  --------------
CONSUMER STAPLES -- (0.1)%
   Hansen Natural*                                       (9,141)           (297)
   J.M. Smucker                                            (362)            (17)
   WM Wrigley Jr.                                       (16,495)           (760)
   WM Wrigley Jr., Cl B                                  (1,168)            (54)
                                                                  --------------
                                                                         (1,128)
                                                                  --------------
ENERGY -- (1.2)%
   Cameco                                               (32,300)         (1,181)
   Cheniere Energy*                                     (22,800)           (677)
   Dresser-Rand Group*                                  (44,200)           (902)
   Enbridge                                             (42,700)         (1,378)
   Foundation Coal Holdings                              (7,000)           (227)
   Massey Energy                                        (45,300)           (949)
   Overseas Shipholding Group                           (20,564)         (1,270)
   Quicksilver Resources*                               (55,408)         (1,768)
   Rowan                                                (25,200)           (797)
   Southwestern Energy*                                 (66,300)         (1,980)
   Tetra Technologies*                                  (38,900)           (940)
   Todco*                                               (23,800)           (823)
                                                                  --------------
                                                                        (12,892)
                                                                  --------------
FINANCIALS -- (1.2)%
   Alleghany*                                               (55)            (16)
   American Capital Strategies                          (56,169)         (2,217)
   Arthur J. Gallegher                                  (25,300)           (675)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Astoria Financial                                     (5,100)  $        (157)
   Commerce Bancorp                                     (40,200)         (1,476)
   Equity Residential+                                   (1,700)            (86)
   Hudson City Bancorp                                 (213,464)         (2,828)
   Legg Mason                                            (3,300)           (333)
   Marsh & McLennan                                      (3,700)           (104)
   Moody's                                               (3,987)           (261)
   New Century Financial+                                (5,216)           (205)
   Peoples Bank                                         (40,800)         (1,616)
   Popular                                              (67,100)         (1,304)
   T Rowe Price Group                                    (9,500)           (455)
   Valley National Bancorp                              (22,700)           (580)
   Vornado Realty Trust+                                 (3,600)           (392)
                                                                  --------------
                                                                        (12,705)
                                                                  --------------
HEALTH CARE -- (1.1)%
   Affymetrix*                                          (61,300)         (1,322)
   Allergan                                              (2,400)           (270)
   Amylin Pharmaceticals*                               (48,155)         (2,122)
   Bausch & Lomb                                        (45,304)         (2,271)
   Cooper                                               (17,000)           (910)
   Davita*                                              (11,500)           (666)
   Endo Pharmaceutical Holdings*                        (27,600)           (898)
   Kinetic Concepts*                                    (20,800)           (654)
   Omnicare                                              (8,500)           (366)
   Patterson*                                           (39,400)         (1,324)
   PDL BioPharma*                                        (4,199)            (81)
   St Jude Medical*                                      (2,500)            (88)
   Vertex Pharmaceuticals*                              (26,200)           (882)
   Zimmer Holdings*                                      (7,300)           (493)
                                                                  --------------
                                                                        (12,347)
                                                                  --------------
INDUSTRIALS -- (1.1)%
   American Power Conversion                            (35,700)           (784)
   Chicago Bridge & Iron-
      New York Shares                                   (46,700)         (1,124)
   Copart*                                               (1,448)            (41)
   Corporate Executive Board                             (8,400)           (755)
   Covanta Holdings*                                    (56,900)         (1,225)
   DRS Technologies                                     (14,919)           (652)
   Expeditors International Washington                   (4,600)           (205)
   Fastenal                                             (17,200)           (663)
   Jetblue Airways*                                     (63,500)           (589)
   Pall                                                 (61,200)         (1,886)
   Southwest Airlines                                   (80,608)         (1,343)
   Stericycle*                                           (9,136)           (638)
   UTI Worldwide                                        (41,000)         (1,147)
   Walter Industries                                    (11,900)           (508)
                                                                  --------------
                                                                        (11,560)
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          37

SCHEDULE OF INVESTMENTS


Large Cap Diversified Alpha Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- (1.6)%
   Activision*                                          (62,700)  $        (947)
   Advanced Micro Devices*                              (33,700)           (837)
   Alliance Data Systems*                               (14,500)           (800)
   Apple Computer*                                       (2,900)           (223)
   Autodesk*                                            (10,600)           (369)
   Avid Technology*                                     (22,800)           (830)
   Broadcom, Cl A*                                      (10,600)           (322)
   CACI International, Cl A*                            (16,400)           (902)
   Ciena*                                                (1,352)            (37)
   Citrix Systems*                                      (21,800)           (789)
   eBay*                                                (22,400)           (635)
   F5 Networks*                                          (4,389)           (236)
   Fair Isaac                                            (8,912)           (326)
   Jabil Circuit                                        (15,700)           (449)
   JDS Uniphase*                                         (4,618)            (10)
   Juniper Networks*                                    (74,525)         (1,288)
   Linear Technology                                     (1,800)            (56)
   NAVTEQ*                                              (30,800)           (804)
   Novell*                                              (90,600)           (554)
   PMC - Sierra*                                       (166,525)           (989)
   Rambus*                                              (54,258)           (946)
   Red Hat*                                             (15,833)           (334)
   Salesforce.com*                                      (66,086)         (2,371)
   SanDisk*                                              (7,780)           (417)
   Silicon Laboratories*                                (22,353)           (693)
   Symantec*                                            (17,061)           (363)
   Symbol Technologies                                  (33,100)           (492)
   Teradyne*                                             (2,252)            (30)
   Unisys*                                             (136,000)           (770)
                                                                  --------------
                                                                        (17,819)
                                                                  --------------
MATERIALS -- (0.2)%
   Cabot                                                (10,600)           (394)
   Freeport-McMoRan Copper &
      Gold, Cl B                                         (4,400)           (234)
   Ivanhoe Mines*                                      (116,700)           (731)
   Louisiana-Pacific                                    (43,597)           (818)
   Sigma-Aldrich                                           (500)            (38)
                                                                  --------------
                                                                         (2,215)
                                                                  --------------
TELECOMMUNICATION SERVICES -- (0.0)%
   NeuStar, Cl A*                                       (14,000)           (389)
   SBA Communications, Cl A*                             (2,329)            (57)
                                                                  --------------
                                                                           (446)
                                                                  --------------
UTILITIES -- (0.1)%
   Aqua America                                         (22,800)           (500)
                                                                  --------------
Total Common Stock Sold Short
   (Proceeds $(107,744)) ($ Thousands)                                 (104,052)
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                             ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION SOLD SHORT -- (0.2)%
   U.S. Treasury Bond
      5.125%, 05/15/16                            $      (2,583)  $      (2,679)
                                                                  --------------
Total U.S. Treasury Obligation Sold Short
   (Proceeds $(2,563)) ($ Thousands)                                     (2,679)
                                                                  --------------
WRITTEN OPTIONS -- (0.0)%
   December 2006 120 Day Euro
      Futures Call, Expires 12/15/06,
      Strike Price $95*                                     (98)            (58)
   October 2006 Euro 1-Year Futures
      Put, Expires 10/14/06,
      Strike Price $94.50*                                  (33)             --
                                                                  --------------
Total Written Options
   (Premiums Received $(71)) ($ Thousands)                                  (58)
                                                                  --------------

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                    APPRECIATION
TYPE OF                             NUMBER OF      EXPIRATION     (DEPRECIATION)
CONTRACT                            CONTRACTS            DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                             (66)        Mar-2007            $  (15)
90-Day Euro$                             (66)        Mar-2008               (66)
90-Day Euro$                             (47)        Mar-2009               (39)
90-Day Euro$                             (46)        Mar-2010               (34)
90-Day Euro$                             (15)        Mar-2011                (9)
90-Day Euro$                              (5)        Jun-2007                (3)
90-Day Euro$                             (56)        Jun-2008               (56)
90-Day Euro$                             (47)        Jun-2009               (38)
90-Day Euro$                             (42)        Jun-2010               (29)
90-Day Euro$                              (1)        Jun-2011                (2)
90-Day Euro$                             (48)        Sep-2007               (26)
90-Day Euro$                             (47)        Sep-2008               (41)
90-Day Euro$                             (47)        Sep-2009               (38)
90-Day Euro$                             (26)        Sep-2010               (11)
90-Day Euro$                             163         Dec-2006                26
90-Day Euro$                             (66)        Dec-2007               (62)
90-Day Euro$                             (47)        Dec-2008               (41)
90-Day Euro$                             (47)        Dec-2009               (36)
90-Day Euro$                             (26)        Dec-2010               (11)
Euro-Bund                                (22)        Dec-2006               (22)
S&P 500 Index                            642         Dec-2006             5,269
U.S. 2-Year Note                          57         Dec-2006                27
U.S. 5-Year Note                          32         Dec-2006                17
U.S. 10-Year Note                        (45)        Dec-2006               (46)
U.S. Long Treasury Bond                   17         Dec-2006                25
                                                                         -------
                                                                         $4,739
                                                                         =======




--------------------------------------------------------------------------------
38          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Swaps -- At September 30, 2006, the following Total Return Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

------------------------------------------------------------------------------------------------
                                                                     NOTIONAL   NET UNREALIZED
                                                   EXPIRATION          AMOUNT     APPRECIATION
DESCRIPTION                                              DATE   ($ THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly
   reset spread from Bank of America - CMBS
   BBB Index times the notional amount. The
   Fund receives payment if the return on the
   spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty:
   Bank of America)                                  10/31/06   $       4,000              $ 9

The Fund receives payment on the monthly
   reset spread from Bank of America - CMBS
   AAA10Yr Index plus 15 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment.
   (Counterparty: JP Morgan Chase)                   01/01/07          35,000               32

The Fund receives payment on the monthly
   reset spread from Bank of America - CMBS
   BBB Index times the notional amount. The
   Fund receives payment if the return on the
   spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty:
   Bank of America)                                  10/31/06           7,000               15

The Fund receives payment on the monthly
   reset spread from Bank of America - CMBS
   AAA 10Yr Index times the notional amount. The
   Fund receives payment if the return on the
   spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty:
   Bank of America)                                  07/01/07           7,000                5
                                                                                           ---
                                                                                           $61
                                                                                           ===

Percentages are based on Net Assets of $1,082,122 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(D) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at September 30, 2006 was $245,172 ($Thousands).

(E) This security was sold within the terms of a private placement memorandum, except from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the rate in effect as of September 30, 2006. The coupon on a step bond changes on a specific date.

(H) This security is traded on a foreign stock exchange. The total value of the security as of September 30, 2006 was $65 and represents 0.01% of Net Assets.

ARM -- Adjustable Rate Mortgage

Cl -- Class

CMBS -- Commercial Mortgage-Backed Securities

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only Security-face amount represents notional amount.

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          39

SCHEDULE OF INVESTMENTS


Tax-Managed Large Cap Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

29.5%  Financials
14.2%  Information Technology
10.9%  Health Care
10.2%  Consumer Discretionary
 9.0%  Energy
 7.9%  Consumer Staples
 6.3%  Industrials
 3.2%  Telecommunication Services
 2.7%  Materials
 2.7%  Utilities
 2.4%  Short-Term Investments
 1.0%  Asset-Backed Securities
 0.0%  U.S. Treasury Obligations
 0.0%  Warrants

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.4%

CONSUMER DISCRETIONARY -- 11.5%
   Abercrombie & Fitch, Cl A                              4,600   $         320
   Amazon.com (B)*                                       10,200             328
   American Eagle Outfitters                             31,100           1,363
   American Greetings, Cl A (B)                           5,000             116
   Apollo Group, Cl A (B)*                              186,450           9,181
   Autoliv                                               63,500           3,499
   Autonation*                                           18,800             393
   Autozone*                                              3,200             331
   Barnes & Noble                                        22,100             838
   Beazer Homes USA                                       1,300              51
   Bed Bath & Beyond*                                    11,400             436
   Best Buy (B)                                          15,375             823
   Big Lots (B)*                                          6,400             127
   Black & Decker (B)                                    16,300           1,293
   Borders Group                                         39,400             804
   BorgWarner                                            24,500           1,401
   Brinker International                                 39,100           1,568
   Brunswick                                              2,700              84
   Cablevision Systems, Cl A                             19,800             450
   Carmax (B)*                                            4,080             170
   Cavco Industries*                                        260               8
   CBRL Group (B)                                         5,000             202
   CBS, Cl B                                            116,169           3,272
   CEC Entertainment*                                     3,000              95
   Centex                                                 5,200             274
   Cheesecake Factory (B)*                                2,250              61
   Clear Channel Communications                           9,100             263
   Clear Channel Outdoor Holdings, Cl A*                 19,800             404
   Coach*                                                 7,200             248
   Comcast, Cl A (B)*                                   193,483           7,130
   Comcast, Special Cl A (B)*                             9,400             346
   DaimlerChrysler                                        7,500             375
   Darden Restaurants (B)                                55,600           2,361
   DeVry*                                                 2,042              43

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Dick's Sporting Goods (B)*                             3,000   $         137
   Dillard's, Cl A (B)                                    4,800             157
   DIRECTV Group (B)*                                   134,865           2,654
   Discovery Holding, Cl A*                               9,560             138
   Dollar Tree Stores (B)*                                6,300             195
   Dow Jones (B)                                            900              30
   DR Horton                                             11,300             271
   DreamWorks Animation SKG, Cl A*                       11,200             279
   Eastman Kodak (B)                                     58,500           1,310
   EchoStar Communications, Cl A (B)*                    10,700             350
   Ethan Allen Interiors (B)                             30,500           1,057
   Expedia*                                               3,070              48
   Federated Department Stores                           29,184           1,261
   Foot Locker                                           10,700             270
   Ford Motor (B)                                       129,400           1,047
   Fortune Brands (B)                                    86,622           6,506
   Furniture Brands International (B)                     1,800              34
   GameStop, Cl A*                                        2,900             134
   GameStop, Cl B*                                          722              32
   Gannett (B)                                           58,100           3,302
   Gap                                                   69,300           1,313
   General Motors (B)                                    16,500             549
   Gentex                                                 9,000             128
   Genuine Parts                                          9,900             427
   Getty Images*                                          1,200              60
   Goodyear Tire & Rubber (B)*                           61,700             895
   H&R Block                                             13,600             296
   Harley-Davidson                                       12,500             784
   Harrah's Entertainment (B)                            78,869           5,239
   Hasbro                                               116,100           2,641
   Hearst-Argyle Television                               1,400              32
   Hilton Hotels                                         16,500             460
   Home Depot                                            76,500           2,775
   IAC/InterActive (B)*                                   6,870             198
   International Game Technology (B)                    387,400          16,077
   Interpublic Group (B)*                                 6,100              60
   ITT Educational Services*                              1,200              80
   J.C. Penney (B)                                       59,100           4,042
   Johnson Controls                                      26,000           1,865
   Jones Apparel Group                                   44,600           1,447
   KB Home (B)                                           13,300             583
   Kohl's (B)*                                           59,380           3,855
   Lamar Advertising, Cl A (B)*                          64,109           3,424
   Las Vegas Sands (B)*                                   3,700             253
   Lear (B)                                              20,100             416
   Leggett & Platt (B)                                   68,800           1,722
   Lennar, Cl A                                           5,200             235
   Lennar, Cl B                                             520              22
   Liberty Global, Cl A*                                  4,341             112
   Liberty Global, Ser C*                                 4,403             110
   Liberty Media Holding-Capital, Ser A*                  4,780             399
   Liberty Media Holding-Interactive, Cl A*              23,900             487
   Limited Brands                                        63,100           1,672
   Live Nation*                                           7,720             158
--------------------------------------------------------------------------------
40          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Liz Claiborne                                          3,400   $         134
   Lowe's                                               292,704           8,213
   Marriott International, Cl A                         115,378           4,458
   Mattel                                               165,400           3,258
   McClatchy, Cl A                                        8,328             351
   McDonald's                                           281,662          11,019
   McGraw-Hill                                          281,041          16,309
   MDC Holdings                                           2,300             107
   MGM Mirage (B)*                                      288,000          11,373
   Mohawk Industries (B)*                                 1,900             141
   Newell Rubbermaid                                      3,800             108
   News, Cl A*                                          128,088           2,517
   Nike, Cl B                                             5,200             456
   Nordstrom                                              9,800             415
   NTL                                                    4,300             109
   NVR*                                                   1,200             642
   O'Reilly Automotive (B)*                               3,600             120
   Office Depot*                                         72,100           2,862
   OfficeMax                                              1,200              49
   Omnicom Group                                         10,000             936
   OSI Restaurant Partners                                1,900              60
   PetSmart                                               3,400              94
   Pulte Homes                                           20,000             637
   RadioShack                                             2,800              54
   Regal Entertainment Group, Cl A (B)                    7,100             141
   Ross Stores                                            5,200             132
   Ruby Tuesday                                           2,600              73
   Ryland Group (B)                                       2,500             108
   Saks (B)*                                             50,300             869
   Sears Holdings*                                        5,381             851
   ServiceMaster                                         14,400             161
   Shaw Communications, Cl B                             42,300           1,270
   Sherwin-Williams                                      45,100           2,516
   Sirius Satellite Radio (B)*                           55,514             217
   Snap-On                                                3,900             174
   Standard-Pacific                                       4,900             115
   Stanley Works (B)                                     12,600             628
   Staples                                              681,050          16,570
   Starbucks (B)*                                       222,600           7,580
   Starwood Hotels & Resorts Worldwide                    6,300             360
   Target                                               181,240          10,013
   Tempur-Pedic International (B)*                        7,100             122
   Tiffany                                                2,600              86
   Time Warner                                        1,033,919          18,848
   TJX                                                   24,000             673
   Toll Brothers (B)*                                     6,000             168
   Tribune (B)                                           39,400           1,289
   Univision Communications, Cl A (B)*                    7,160             246
   Urban Outfitters*                                      3,300              58
   VF                                                    48,700           3,553
   Viacom, Cl B*                                        139,029           5,169
   Walt Disney (B)                                      135,900           4,201
   Washington Post, Cl B                                    200             147
   Weight Watchers International                        220,000           9,755

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wendy's International                                 18,600   $       1,246
   Whirlpool (B)                                         25,184           2,118
   Williams-Sonoma (B)                                   48,340           1,566
   Wyndham Worldwide*                                    15,160             424
   Wynn Resorts (B)*                                      2,200             150
   XM Satellite Radio Holdings, Cl A (B)*               540,790           6,971
   Yum! Brands                                            9,600             500
                                                                  --------------
                                                                        274,176
                                                                  --------------
CONSUMER STAPLES -- 8.9%
   Altria Group                                         219,500          16,803
   Anheuser-Busch                                        32,200           1,530
   Archer-Daniels-Midland                                45,257           1,714
   Avon Products                                         22,400             687
   BJ's Wholesale Club*                                   9,000             263
   Brown-Forman, Cl B                                     2,400             184
   Campbell Soup (B)                                     11,300             412
   Clorox                                                29,900           1,884
   Coca-Cola                                            142,301           6,358
   Coca-Cola Enterprises                                 88,200           1,837
   Colgate-Palmolive                                    133,672           8,301
   ConAgra Foods                                         32,100             786
   Constellation Brands, Cl A*                            6,000             173
   Costco Wholesale (B)                                 119,869           5,955
   CVS                                                   29,800             957
   Dean Foods*                                           42,021           1,766
   Del Monte Foods                                      121,900           1,274
   Energizer Holdings (B)*                               38,900           2,800
   Estee Lauder, Cl A (B)                               105,587           4,258
   General Mills                                         86,600           4,902
   Hershey (B)                                           70,790           3,784
   HJ Heinz                                               3,500             147
   Hormel Foods                                           4,000             144
   Kellogg                                               12,500             619
   Kimberly-Clark                                        66,800           4,366
   Kraft Foods, Cl A (B)                                 59,500           2,122
   Kroger*                                              117,100           2,710
   Loews - Carolina                                       5,300             294
   McCormick                                              4,200             159
   Molson Coors Brewing, Cl B (B)                        10,900             751
   Pepsi Bottling Group                                  33,200           1,179
   PepsiAmericas (B)                                     38,200             815
   PepsiCo                                              382,247          24,945
   Procter & Gamble                                     656,736          40,704
   Reynolds American (B)                                110,800           6,866
   Safeway                                               91,934           2,790
   Smithfield Foods*                                      2,700              73
   Supervalu                                             53,820           1,596
   Sysco                                                 26,900             900
   TreeHouse Foods*                                         564              13
   Tyson Foods, Cl A                                     54,645             868
   UST (B)                                               10,000             548

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          41

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wal-Mart Stores                                      499,988   $      24,659
   Walgreen                                             512,000          22,728
   Whole Foods Market                                     5,000             297
   WM Wrigley Jr. (B)                                   111,732           5,146
                                                                  --------------
                                                                        212,067
                                                                  --------------
ENERGY -- 10.2%
   Anadarko Petroleum                                    62,800           2,753
   Apache                                                 6,342             401
   Baker Hughes                                         260,230          17,748
   BJ Services                                           20,000             603
   Cabot Oil & Gas                                        1,000              48
   Cameron International*                                   900              43
   Cheniere Energy (B)*                                   1,800              53
   Chesapeake Energy (B)                                 63,850           1,850
   Chevron                                              388,962          25,228
   Cimarex Energy                                         2,285              80
   ConocoPhillips                                       278,988          16,608
   Consol Energy                                          5,600             178
   Cross Timbers Royalty Trust                              105               5
   Devon Energy                                         105,290           6,649
   Dresser-Rand Group*                                    2,300              47
   El Paso                                               39,600             540
   EnCana                                                51,900           2,423
   ENSCO International                                    6,000             263
   EOG Resources                                            600              39
   Exxon Mobil                                        1,154,082          77,439
   Forest Oil*                                            2,300              73
   Foundation Coal Holdings                               4,100             133
   Global Industries*                                     3,200              50
   GlobalSantaFe                                          9,400             470
   Grant Prideco*                                         9,100             346
   Halliburton (B)                                      338,616           9,634
   Helmerich & Payne                                      8,600             198
   Hess (B)                                              65,400           2,709
   Holly (B)                                             30,600           1,326
   Hugoton Royalty Trust                                  1,417              37
   Kinder Morgan                                          4,500             472
   Marathon Oil                                         116,467           8,956
   Mariner Energy*                                        1,861              34
   Massey Energy                                          4,200              88
   Murphy Oil                                            15,600             742
   Nabors Industries (B)*                                15,800             470
   National Oilwell Varco*                               10,430             611
   Newfield Exploration*                                 10,200             393
   Noble Energy                                          20,400             930
   Occidental Petroleum                                 255,200          12,278
   Patterson-UTI Energy                                  14,000             333
   Peabody Energy (B)                                     8,800             324
   Petro-Canada*                                         27,000           1,089
   Pioneer Natural Resources                              9,900             387
   Plains Exploration & Production*                       1,100              47
   Pogo Producing (B)                                     6,900             283

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Quicksilver Resources*                                 2,100   $          67
   Rowan (B)                                             11,200             354
   Schlumberger                                         382,626          23,734
   Smith International                                   14,400             559
   Southwestern Energy*                                   2,600              78
   St. Mary Land & Exploration                            1,400              51
   Suncor Energy                                        161,144          11,610
   Sunoco                                                27,500           1,710
   Tetra Technologies (B)*                               12,000             290
   Tidewater (B)                                          1,900              84
   Unit*                                                  9,600             441
   Valero Energy                                         69,330           3,568
   W&T Offshore                                           1,500              44
   Weatherford International*                            64,990           2,711
   Williams                                              11,700             279
   XTO Energy                                            23,776           1,002
                                                                  --------------
                                                                        241,993
                                                                  --------------
FINANCIALS -- 22.8%
   21st Century Insurance Group                           9,000             135
   A.G. Edwards (B)                                      46,600           2,483
   Affiliated Managers Group (B)*                         1,350             135
   Aflac                                                 19,300             883
   Allstate                                             182,300          11,436
   AMB Property+                                          3,400             187
   AMBAC Financial Group                                 33,900           2,805
   American Express                                     287,109          16,101
   American International Group                         403,197          26,716
   AmeriCredit (B)*                                       5,700             142
   Ameriprise Financial                                  10,100             474
   AmerUs Group                                           1,200              82
   AmSouth Bancorp                                      122,100           3,546
   Annaly Mortgage Management+                           11,600             152
   AON                                                   47,000           1,592
   Archstone-Smith Trust+                                 9,100             495
   Arthur J Gallagher                                     1,900              51
   Assurant                                               6,100             326
   Astoria Financial                                     78,900           2,432
   Axis Capital Holdings                                 20,250             702
   Bank of America                                      864,525          46,313
   Bank of Hawaii                                           100               5
   Bank of New York (B)                                  57,600           2,031
   BB&T (B)                                              90,800           3,975
   Bear Stearns                                          20,000           2,802
   Boston Properties+                                     3,200             331
   Brookfield Asset Management                           52,000           2,306
   Capital One Financial (B)                              8,144             641
   CapitalSource+                                         5,800             150
   CB Richard Ellis Group, Cl A*                         77,300           1,902
   Charles Schwab                                       482,393           8,635
   Chicago Mercantile Holdings                           30,000          14,347
   Chubb                                                 83,900           4,359
   Cincinnati Financial                                  44,004           2,115

--------------------------------------------------------------------------------
42         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CIT Group                                             58,700   $       2,855
   Citigroup                                          1,056,662          52,484
   Citizens Banking                                       1,800              47
   Colonial Properties Trust+                             5,000             239
   Comerica                                              92,100           5,242
   Commerce Bancorp (B)                                   1,600              59
   Compass Bancshares                                     4,000             228
   Countrywide Financial                                 88,998           3,118
   Credicorp                                              1,500              63
   Crescent Real Estate Equities+                         2,000              44
   Developers Diversified Realty+                           900              50
   Duke Realty+                                          11,100             415
   E*Trade Financial*                                     5,000             120
   Equity Office Properties Trust+                       51,800           2,060
   Equity Residential+                                   17,900             905
   Erie Indemnity, Cl A                                   7,000             367
   Fannie Mae                                           107,581           6,015
   Fidelity National Financial (B)                        9,543             397
   Fidelity National Title Group, Cl A (B)               11,070             232
   Fifth Third Bancorp                                   11,200             426
   First American                                        38,500           1,630
   First Horizon National                                32,300           1,228
   First Marblehead (B)                                   1,700             118
   FirstMerit                                             5,200             120
   Franklin Resources                                    12,800           1,354
   Freddie Mac                                          265,337          17,600
   General Growth Properties+                             4,200             200
   Genworth Financial, Cl A                              45,700           1,600
   Golden West Financial                                 16,800           1,298
   Goldman Sachs Group                                   31,000           5,244
   Greater Bay Bancorp                                    3,700             104
   Hanover Insurance Group                               45,100           2,013
   Hartford Financial Services Group                     52,900           4,589
   HCC Insurance Holdings                                 3,000              99
   Health Care+                                           1,300              52
   Highwoods Properties+ (B)                              1,500              56
   Host Hotels & Resorts+                                33,465             767
   HRPT Properties Trust+                                14,500             173
   Huntington Bancshares                                121,500           2,907
   IndyMac Bancorp (B)                                   61,800           2,544
   IntercontinentalExchange*                              8,000             601
   Investment Technology Group*                           6,900             309
   iStar Financial+                                       5,400             225
   Janus Capital Group (B)                               61,300           1,209
   Jones Lang LaSalle                                    14,700           1,257
   JPMorgan Chase                                       726,120          34,099
   Keycorp                                              190,400           7,129
   Kilroy Realty+                                         1,200              90
   Kimco Realty+                                          3,200             137
   Legg Mason                                            61,120           6,165
   Lehman Brothers Holdings                              88,338           6,525
   Liberty Property Trust+                                3,300             158
   Lincoln National                                      70,128           4,353
   Loews                                                 96,600           3,661

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   M&T Bank                                               3,500   $         420
   Macerich+                                              1,300              99
   Mack-Cali Realty+                                      4,800             249
   Manulife Financial                                    18,490             596
   Marsh & McLennan (B)                                   8,907             251
   Marshall & Ilsley                                      9,200             443
   MBIA                                                  28,100           1,726
   Mellon Financial                                      25,100             981
   Mercantile Bankshares                                  1,950              71
   Merrill Lynch                                        320,500          25,069
   Metlife (B)                                           65,000           3,684
   MGIC Investment (B)                                   29,200           1,751
   Moody's                                              215,000          14,057
   Morgan Stanley                                       234,900          17,127
   Nasdaq Stock Market*                                   2,400              73
   National City (B)                                    236,600           8,660
   Nationwide Financial Services, Cl A                   39,400           1,895
   Nelnet, Cl A*                                          3,800             117
   New York Community Bancorp                             4,474              73
   North Fork Bancorporation                             54,528           1,562
   Northern Trust                                         5,700             333
   Nuveen Investments, Cl A                               2,400             123
   NYSE Group (B)*                                          800              60
   Old Republic International                            42,937             951
   Peoples Bank                                           4,500             178
   Phoenix                                               22,400             314
   Piper Jaffray*                                           732              44
   Plum Creek Timber+                                     7,800             265
   PMI Group (B)                                         53,800           2,357
   PNC Financial Services Group                          91,700           6,643
   Popular                                               31,000             603
   Principal Financial Group (B)                         91,800           4,983
   Progressive (B)                                       82,000           2,012
   Prologis+                                             13,854             790
   Protective Life                                        4,000             183
   Prudential Financial (B)                              68,700           5,238
   Public Storage+                                        4,100             353
   Radian Group (B)                                      32,300           1,938
   Raymond James Financial                                4,050             118
   Realogy (B)*                                          18,950             430
   Realty Income+                                         2,100              52
   Regency Centers+                                       1,700             117
   Regions Financial (B)                                128,779           4,738
   Reinsurance Group of America (B)                      55,700           2,892
   Safeco                                                80,100           4,720
   Simon Property Group+                                  7,100             643
   SL Green Realty+                                       1,500             168
   SLM                                                   21,900           1,138
   Sovereign Bancorp                                     16,380             352
   St. Joe (B)                                            3,500             192
   St. Paul Travelers                                   216,607          10,157
   State Street                                           4,510             281
   SunTrust Banks                                        86,300           6,669
   SVB Financial Group (B)*                               3,100             138
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         43

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Synovus Financial                                      1,800   $          53
   T Rowe Price Group                                    10,000             478
   Taubman Centers+                                       4,700             209
   TCF Financial                                          4,400             116
   TD Ameritrade Holding                                  8,700             164
   TD Banknorth                                           2,254              65
   Torchmark                                              4,900             309
   Toronto-Dominion Bank                                  1,081              64
   UnionBanCal                                           25,100           1,529
   Unitrin                                                1,100              49
   UnumProvident                                         52,200           1,012
   US Bancorp                                           456,561          15,167
   Ventas+                                                1,500              58
   Vornado Realty Trust+                                  3,000             327
   Wachovia (B)                                         332,392          18,547
   Waddell & Reed Financial, Cl A                         7,800             193
   Washington Mutual                                    223,175           9,701
   Weingarten Realty Investors+                           1,400              60
   Wells Fargo                                          226,400           8,191
   Whitney Holding                                        2,400              86
   XL Capital, Cl A                                       8,200             563
   Zions Bancorporation                                   1,600             128
                                                                  --------------
                                                                        541,913
                                                                  --------------
HEALTH CARE -- 12.3%
   Abbott Laboratories                                  119,500           5,803
   Advanced Medical Optics*                               2,444              97
   Aetna                                                 48,600           1,922
   Alcon                                                  3,800             435
   Allergan                                             133,908          15,079
   AmerisourceBergen                                     98,476           4,451
   Amgen*                                               256,118          18,320
   AMN Healthcare Services*                               7,200             171
   Applera - Applied Biosystems Group                    22,300             738
   Barr Pharmaceuticals*                                  3,300             171
   Bausch & Lomb                                          1,500              75
   Baxter International                                  22,100           1,005
   Beckman Coulter                                        1,200              69
   Becton Dickinson                                      16,650           1,177
   Biogen Idec*                                          10,440             466
   Biomet                                                10,050             324
   Boston Scientific*                                    57,414             849
   Bristol-Myers Squibb                                  57,400           1,430
   C.R. Bard                                              3,800             285
   Cardinal Health                                       32,930           2,165
   Caremark Rx                                          258,338          14,640
   Celgene (B)*                                          45,810           1,984
   Cephalon*                                                800              49
   Cigna                                                 20,700           2,408
   Cooper                                                 1,200              64
   Coventry Health Care*                                  2,848             147
   Cytyc*                                                 6,000             147
   Dade Behring Holdings                                 27,800           1,116

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   DaVita*                                                4,650   $         269
   Dentsply International                                 1,800              54
   Eli Lilly                                            152,176           8,674
   Emdeon*                                               20,600             241
   Express Scripts*                                       3,000             227
   Fisher Scientific International (B)*                  73,803           5,774
   Forest Laboratories*                                  13,600             688
   Genentech (B)*                                       330,991          27,373
   Genzyme*                                               8,700             587
   Gilead Sciences*                                      24,000           1,649
   HCA                                                   40,600           2,026
   Health Management Associates, Cl A                    14,000             293
   Health Net*                                            3,200             139
   Hospira*                                               4,710             180
   Humana*                                                8,600             568
   ICOS*                                                  2,300              58
   ImClone Systems*                                       1,300              37
   IMS Health                                             3,944             105
   Intuitive Surgical*                                      700              74
   Invitrogen (B)*                                        2,700             171
   Johnson & Johnson                                    148,230           9,626
   King Pharmaceuticals (B)*                            133,500           2,274
   Laboratory of America Holdings (B)*                    5,300             348
   Lincare Holdings (B)*                                  3,500             121
   Manor Care                                             3,700             193
   McKesson                                              39,552           2,085
   Medco Health Solutions*                               82,539           4,961
   Medicis Pharmaceutical, Cl A                           2,000              65
   Medimmune (B)*                                       226,260           6,609
   Medtronic                                            199,729           9,275
   Merck                                                424,135          17,771
   Millennium Pharmaceuticals*                            7,900              79
   Millipore*                                             1,400              86
   Mylan Laboratories                                    91,000           1,832
   Omnicare                                               2,544             110
   Patterson*                                             4,200             141
   PDL BioPharma*                                         4,300              83
   PerkinElmer                                           23,900             452
   Pfizer                                             1,240,433          35,179
   Pharmaceutical Product Development                     8,600             307
   Quest Diagnostics                                      4,800             294
   Schering-Plough                                       52,462           1,159
   Sepracor (B)*                                          2,500             121
   St. Jude Medical*                                    236,050           8,330
   STERIS                                                 5,400             130
   Stryker (B)                                          252,423          12,518
   Tenet Healthcare (B)*                                 93,200             759
   Thermo Electron*                                       7,000             275
   UnitedHealth Group                                   396,892          19,527
   Universal Health Services, Cl B                        1,600              96
   Valeant Pharmaceuticals International (B)             12,000             237
   Varian Medical Systems (B)*                            1,600              85
   Vertex Pharmaceuticals*                                1,900              64
--------------------------------------------------------------------------------
44          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Waters*                                                5,800   $         263
   Watson Pharmaceuticals*                                3,100              81
   WellCare Health Plans*                                 1,200              68
   WellPoint*                                            22,348           1,722
   Wyeth                                                244,625          12,437
   Zimmer Holdings (B)*                                 269,121          18,166
                                                                  --------------
                                                                        292,703
                                                                  --------------
INDUSTRIALS -- 7.1%
   3M                                                    76,524           5,695
   ACCO Brands*                                             963              21
   AGCO (B)*                                              3,000              76
   Allied Waste Industries (B)*                          13,709             154
   American Power Conversion                              7,400             163
   American Standard                                      7,200             302
   AMR*                                                  11,500             266
   Armor Holdings*                                          900              52
   Avery Dennison                                         2,400             144
   Avis Budget Group                                      5,200              95
   Boeing                                                42,203           3,328
   Brink's                                                1,300              69
   Burlington Northern Santa Fe                          12,500             918
   Caterpillar                                           91,000           5,988
   CH Robinson Worldwide (B)                              6,400             285
   ChoicePoint*                                           2,600              93
   Continental Airlines, Cl B*                            4,900             139
   Covanta Holding*                                       2,300              50
   Crane                                                  1,700              71
   CSX                                                  125,600           4,123
   Cummins (B)                                           24,500           2,921
   Danaher                                               10,200             700
   Deere (B)                                             35,200           2,954
   Dover                                                  6,100             289
   DRS Technologies                                       1,500              66
   Dun & Bradstreet*                                      1,600             120
   Eaton                                                 37,700           2,596
   Emerson Electric                                      40,000           3,354
   Equifax                                                7,600             279
   Expeditors International Washington (B)              306,800          13,677
   Fastenal                                               5,600             216
   FedEx                                                 13,400           1,456
   Flowserve*                                            12,000             607
   Fluor (B)                                              1,500             115
   Gardner Denver*                                        4,700             155
   GATX                                                   3,200             132
   General Dynamics                                      31,900           2,286
   General Electric                                   1,078,267          38,063
   Goodrich                                               7,900             320
   Harsco                                                 2,300             179
   Herman Miller                                          1,900              65
   Honeywell International                              152,700           6,245
   Hubbell, Cl B                                         16,200             776

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hudson Highland Group*                                 1,500   $          15
   IKON Office Solutions                                  5,300              71
   Illinois Tool Works                                   47,200           2,119
   Ingersoll-Rand, Cl A                                  53,000           2,013
   ITT Industries                                         8,000             410
   Jacobs Engineering Group*                              1,040              78
   JLG Industries                                         4,500              89
   Joy Global                                             3,600             135
   Kansas City Southern*                                  2,000              55
   Kirby*                                                 4,200             132
   Lockheed Martin                                       56,000           4,819
   Manitowoc                                              1,300              58
   Manpower                                               2,200             135
   Masco (B)                                            126,000           3,455
   Monster Worldwide*                                    10,000             362
   MSC Industrial Direct, Cl A                            4,000             163
   Navistar International (B)*                           31,900             824
   Norfolk Southern                                      50,100           2,207
   Northrop Grumman                                     107,134           7,293
   Paccar                                                12,712             725
   Pall (B)                                               9,500             293
   Parker Hannifin                                       12,600             979
   Pentair                                                4,800             126
   PHH*                                                   1,915              52
   Pitney Bowes                                           8,900             395
   Quanta Services (B)*                                  16,200             273
   Raytheon                                              80,700           3,874
   Republic Services                                      6,400             257
   Robert Half International                              5,800             197
   Rockwell Automation                                    6,000             349
   Rockwell Collins                                      18,300           1,004
   RR Donnelley & Sons                                   77,200           2,545
   Ryder System                                          19,800           1,023
   Shaw Group*                                            3,100              73
   Skywest                                                8,800             216
   Southwest Airlines                                    37,900             631
   SPX                                                   29,600           1,582
   Steelcase, Cl A                                        8,900             140
   Swift Transportation (B)*                              4,200             100
   Terex*                                                 1,100              50
   Textron                                                8,000             700
   Timken (B)                                            27,500             819
   UAL*                                                   1,800              48
   Union Pacific                                         13,500           1,188
   United Parcel Service, Cl B (B)                      249,923          17,979
   United Rentals (B)*                                   43,200           1,004
   United Technologies                                  111,012           7,033
   URS*                                                   1,800              70
   US Airways Group (B)*                                  2,200              98
   USG*                                                   1,000              47
   Viad                                                     850              30
   Walter Industries (B)                                  1,900              81
   Waste Management                                      21,200             778

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         45

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   West*                                                  2,600   $         126
   WW Grainger                                            4,800             322
                                                                  --------------
                                                                        169,243
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.0%
   3Com*                                                 12,800              56
   Acxiom                                                 2,400              59
   ADC Telecommunications*                                6,400              96
   Adobe Systems*                                        30,012           1,124
   Advanced Micro Devices (B)*                           15,900             395
   Advent Software*                                       2,800             101
   Affiliated Computer Services, Cl A*                    4,200             218
   Agere Systems*                                        43,300             646
   Agilent Technologies*                                 14,100             461
   Akamai Technologies (B)*                              12,800             640
   Altera*                                               12,800             235
   Amkor Technology (B)*                                 16,800              87
   Amphenol, Cl A                                         2,200             136
   Analog Devices                                        22,100             649
   Andrew*                                               18,500             171
   Apple Computer*                                      110,800           8,535
   Applied Materials                                     43,416             770
   Arrow Electronics*                                    53,900           1,478
   Atmel*                                                 9,200              56
   Autodesk*                                              8,200             285
   Automatic Data Processing                             26,200           1,240
   Avaya*                                                15,100             173
   Avnet*                                                80,900           1,587
   AVX                                                    9,900             175
   BEA Systems*                                          19,700             299
   BearingPoint (B)*                                     12,900             101
   BMC Software (B)*                                      8,900             242
   Broadcom, Cl A (B)*                                   24,300             737
   CA                                                    24,600             583
   Cadence Design Systems (B)*                           14,800             251
   CDW (B)                                                3,590             221
   Ceridian*                                              2,963              66
   CheckFree (B)*                                         3,200             132
   Ciena*                                                 3,000              82
   Cisco Systems*                                       629,933          14,488
   Citrix Systems*                                       28,500           1,032
   Cognizant Technology Solutions, Cl A*                  4,456             330
   Computer Sciences (B)*                                31,100           1,528
   Compuware*                                             7,524              59
   Comverse Technology*                                  21,100             452
   Convergys*                                           112,700           2,327
   Corning*                                              51,400           1,255
   CSG Systems International (B)*                         8,100             214
   Cypress Semiconductor (B)*                            12,500             222
   Dell*                                                140,313           3,205
   Diebold                                                5,800             252
   Dolby Laboratories, Cl A*                              9,200             183
   DST Systems*                                           1,700             105

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   eBay (B)*                                            688,668   $      19,531
   Electronic Arts*                                     139,642           7,775
   Electronic Data Systems (B)                           56,700           1,390
   EMC*                                                 440,270           5,274
   F5 Networks (B)*                                       2,100             113
   Fair Isaac (B)                                        25,750             942
   Fairchild Semiconductor International (B)*             3,400              64
   Fidelity National Information Services                 1,400              52
   First Data                                           679,199          28,526
   Fiserv*                                               25,950           1,222
   Freescale Semiconductor, Cl B*                        62,034           2,358
   Global Payments                                        4,000             176
   Google, Cl A*                                         83,055          33,380
   Harris                                                 6,000             267
   Hewlett-Packard                                      596,938          21,902
   Ingram Micro, Cl A*                                  132,300           2,535
   Integrated Device Technology*                          9,200             148
   Intel                                                256,500           5,276
   International Business Machines                       87,897           7,202
   International Rectifier*                               1,900              66
   Intersil, Cl A                                         5,500             135
   Intuit (B)*                                          500,600          16,064
   Iron Mountain*                                         6,300             271
   Jabil Circuit (B)*                                     5,300             151
   Juniper Networks (B)*                                 25,700             444
   Kemet*                                                12,000              97
   Kla-Tencor (B)                                         6,100             271
   Lam Research (B)*                                      2,600             118
   Lexmark International, Cl A (B)*                      57,400           3,310
   Linear Technology (B)                                194,081           6,040
   LSI Logic (B)*                                       106,512             876
   Maxim Integrated Products                              9,800             275
   McAfee*                                                8,800             215
   MEMC Electronic Materials (B)*                         1,600              59
   Mettler Toledo International*                          2,300             152
   Microchip Technology                                   7,300             237
   Micron Technology (B)*                                12,800             223
   Microsoft                                            724,154          19,791
   MKS Instruments*                                       3,500              71
   Molex                                                  1,400              55
   MoneyGram International                                3,400              99
   Motorola                                             318,860           7,971
   National Semiconductor                                29,200             687
   NAVTEQ (B)*                                          211,600           5,525
   Network Appliance (B)*                                12,400             459
   Novell*                                                7,000              43
   Novellus Systems (B)*                                 10,600             293
   Nvidia*                                               61,700           1,826
   Oracle*                                              175,683           3,117
   Paychex (B)                                          541,500          19,954
   Perot Systems, Cl A*                                  13,400             185
   PMC - Sierra (B)*                                     17,900             106
   Polycom (B)*                                          11,200             275
--------------------------------------------------------------------------------
46          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   QLogic*                                                8,600   $         163
   Qualcomm                                           1,019,632          37,064
   Rambus*                                                3,200              56
   Red Hat (B)*                                           7,600             160
   Research In Motion*                                  159,550          16,379
   Reynolds & Reynolds, Cl A                              3,400             134
   Sabre Holdings, Cl A                                  49,600           1,160
   Salesforce.com*                                        3,000             108
   SanDisk (B)*                                         276,300          14,793
   Sanmina-SCI*                                          19,200              72
   Seagate Technology                                   625,000          14,431
   Semtech (B)*                                          11,500             147
   Silicon Laboratories*                                  1,600              50
   Solectron*                                           143,300             467
   Sun Microsystems (B)*                                145,000             721
   Sybase (B)*                                            2,400              58
   Symantec (B)*                                         38,727             824
   Symbol Technologies                                    7,600             113
   Synopsys*                                              5,577             110
   Tech Data (B)*                                        16,886             617
   Tektronix                                              3,200              93
   Tellabs*                                              71,400             783
   Teradyne (B)*                                         18,800             247
   Texas Instruments                                     58,700           1,952
   Unisys*                                               12,400              70
   VeriSign (B)*                                         14,900             301
   Vishay Intertechnology (B)*                          116,500           1,636
   Western Digital*                                      37,100             671
   Xerox*                                               164,700           2,563
   Xilinx                                                22,000             483
   Yahoo! (B)*                                          363,343           9,185
   Zebra Technologies, Cl A*                                900              32
                                                                  --------------
                                                                        380,976
                                                                  --------------
MATERIALS -- 3.0%
   Air Products & Chemicals                               9,900             657
   Alcan                                                 10,900             435
   Alcoa                                                177,300           4,971
   Allegheny Technologies                                 5,710             355
   Ashland (B)                                           17,700           1,129
   Ball                                                   1,400              57
   Bemis                                                 27,800             913
   Carpenter Technology                                     900              97
   Chemtura                                               8,700              75
   Crown Holdings (B)*                                    6,000             112
   Dow Chemical                                         146,256           5,701
   E.I. du Pont de Nemours (B)                          123,900           5,308
   Eagle Materials                                        1,506              51
   Eastman Chemical                                      43,400           2,344
   Ecolab                                                11,200             480
   Florida Rock Industries                                1,800              70
   Freeport-McMoRan Copper & Gold, Cl B                   5,100             272

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hercules*                                             26,700   $         421
   Huntsman*                                              3,200              58
   International Flavors & Fragrances                     6,200             245
   International Paper                                   23,800             824
   IPSCO                                                  2,800             243
   Louisiana-Pacific                                     35,600             668
   Lubrizol                                              58,900           2,693
   Martin Marietta Materials                              1,100              93
   MeadWestvaco                                          60,300           1,599
   Methanex                                              58,300           1,419
   Monsanto                                              24,876           1,169
   Newmont Mining                                        16,200             693
   Nucor                                                 75,400           3,732
   OM Group (B)*                                         20,900             918
   Owens-Illinois*                                        5,500              85
   Pactiv*                                               63,700           1,810
   Phelps Dodge                                           5,600             474
   PPG Industries                                        76,800           5,152
   Praxair                                              253,440          14,994
   Quanex                                                30,750             933
   Reliance Steel & Aluminum                              2,400              77
   Rohm & Haas                                           34,600           1,638
   RPM International                                      3,000              57
   Sealed Air                                            10,500             568
   Sigma-Aldrich                                          2,700             204
   Smurfit-Stone Container (B)*                          49,800             558
   Sonoco Products                                       18,600             626
   Steel Dynamics                                        30,200           1,524
   Temple-Inland                                          2,200              88
   Titanium Metals*                                       2,900              73
   Tronox, Cl B                                           1,310              17
   United States Steel                                   22,937           1,323
   Valspar                                               52,300           1,391
   Weyerhaeuser (B)                                      39,514           2,431
                                                                  --------------
                                                                         71,825
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.6%
   Alltel                                                16,100             894
   American Tower, Cl A (B)*                            147,634           5,389
   AT&T (B)                                             618,419          20,136
   BellSouth                                            306,700          13,111
   CenturyTel (B)                                        68,000           2,698
   Citizens Communications (B)                          171,100           2,402
   Crown Castle International (B)*                      213,112           7,510
   Embarq                                                27,689           1,339
   Level 3 Communications (B)*                           28,800             154
   Qwest Communications International (B)*               52,061             454
   SBA Communications, Cl A*                              5,100             124
   Sprint Nextel                                        283,512           4,862
   Telephone & Data Systems                               5,200             219
   Telephone & Data Systems, Special Shares               5,200             212

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          47

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   US Cellular (B)*                                      11,000   $         657
   Verizon Communications                               655,143          24,324
   Windstream                                            16,646             220
                                                                  --------------
                                                                         84,705
                                                                  --------------
UTILITIES -- 3.0%
   AES*                                                   9,500             194
   Allegheny Energy (B)*                                 12,800             514
   Alliant Energy                                        71,600           2,558
   Ameren                                                 5,600             296
   American Electric Power                              164,700           5,990
   Aqua America                                           2,666              59
   CenterPoint Energy (B)                                38,600             553
   CMS Energy (B)*                                       50,000             722
   Consolidated Edison (B)                                9,400             434
   Constellation Energy Group                            33,800           2,001
   Dominion Resources                                    21,900           1,675
   DTE Energy (B)                                        86,340           3,584
   Duke Energy                                          167,988           5,073
   Dynegy, Cl A*                                         13,600              75
   Edison International                                  47,100           1,961
   Energen                                               33,300           1,394
   Energy East                                            2,500              59
   Entergy                                               68,700           5,374
   Equitable Resources                                    1,800              63
   Exelon (B)                                            28,600           1,732
   FirstEnergy                                           86,600           4,838
   FPL Group (B)                                         13,800             621
   Great Plains Energy                                    7,100             220
   Idacorp                                                2,900             110
   KeySpan                                                2,000              82
   Nicor                                                  4,700             201
   NiSource                                               6,500             141
   Northeast Utilities                                   10,800             251
   OGE Energy (B)                                         7,500             271
   Pepco Holdings                                       126,200           3,050
   PG&E (B)                                             102,500           4,269
   Pinnacle West Capital                                 80,900           3,645
   PPL (B)                                               50,800           1,671
   Progress Energy (B)                                   59,000           2,677
   Public Service Enterprise Group                        5,100             312
   Puget Energy                                          11,900             271
   Questar                                                4,200             344
   Reliant Energy*                                        7,762              96
   Sempra Energy                                         44,100           2,215
   Southern (B)                                          27,600             951
   TECO Energy (B)                                       97,000           1,518
   TXU                                                   54,600           3,414
   Wisconsin Energy                                      69,000           2,977
   Xcel Energy                                          129,800           2,680
                                                                  --------------
                                                                         71,136
                                                                  --------------
Total Common Stock
   (Cost $1,851,965) ($ Thousands)                                    2,340,737
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                       Warrants
                                                     -----------
WARRANTS -- 0.0%
   Lucent Technologies, Expires 12/10/07*                 9,748   $           2
                                                                  --------------
Total Warrants
   (Cost $--) ($ Thousands)                                                   2
                                                                  --------------
CORPORATE OBLIGATIONS (C) -- 7.2%

FINANCIALS -- 7.2%
   Allstate Life Global Funding II
      MTN (E) (F)
         5.370%, 10/16/06                         $       2,622           2,622
   American General Finance (E) (F)
         5.360%, 10/16/06                                 8,266           8,265
   Bear Stearns EXL (E)
         5.370%, 10/16/06                                10,147          10,147
   Countrywide Financial MTN (E)
         5.448%, 12/27/06                                 3,420           3,420
   Countrywide Financial MTN, Ser A (E)
         5.548%, 11/03/06                                 5,986           5,986
   Dekabank (E) (F)
         5.490%, 10/19/06                                10,546          10,545
   Glitner Banki (E) (F)
         5.380%, 10/10/06                                 8,551           8,551
   Irish Life & Permanent MTN,
      Ser X (E) (F)
         5.370%, 10/23/06                                 7,582           7,581
   Islandsbanki (E) (F)
         5.380%, 10/23/06                                 4,846           4,846
   Jackson National Life Funding (E) (F)
         5.330%, 10/02/06                                12,541          12,541
   Kaupthing Bank MTN (E) (F)
         5.390%, 10/20/06                                14,251          14,251
   Lakeside Funding (E)
         5.330%, 10/10/06                                 3,408           3,408
   Landsbanki Islands (E) (F)
         5.410%, 10/16/06                                10,831          10,831
   Morgan Stanley EXL (E)
         5.390%, 10/04/06                                 1,995           1,995
   Morgan Stanley EXL, Ser S (E)
         5.350%, 10/03/06                                 2,850           2,850
   Natexis Banques (E) (F)
         5.310%, 10/16/06                                 5,558           5,558
   Nationwide Building Society (E) (F)
         5.424%, 12/28/06                                 3,135           3,135
         5.360%, 10/10/06                                 5,701           5,701
   Nordbank (E) (F)
         5.360%, 10/23/06                                 9,691           9,690
   Northern Rock (E) (F)
         5.370%, 10/03/06                                 5,872           5,872


--------------------------------------------------------------------------------
48          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pacific Life Global Funding (E) (F)
         5.380%, 10/13/06                         $       4,275   $       4,275
   Premium Asset Trust,
      Ser 2004-10 (E) (F)
         5.370%, 10/16/06                                 7,981           7,981
   SLM EXL, Ser S (E) (F)
         5.330%, 10/16/06                                 6,271           6,271
   Sigma Finance MTN (F)
         4.745%, 11/09/06                                 3,078           3,078
   Skandinav Enskilda Bank (E) (F)
         5.320%, 10/18/06                                 6,271           6,270
   Stanfield Victoria MTN (F)
         5.445%, 06/11/07                                 5,701           5,701
                                                                  --------------
Total Corporate Obligations
   (Cost $171,371) ($ Thousands)                                        171,371
                                                                  --------------
COMMERCIAL PAPER (C) (D) -- 2.1%
   Broadhollow Funding
         5.502%, 10/02/06                                11,401          11,398
   Citius I Funding
         5.313%, 10/17/06                                 2,850           2,843
   Elysian Funding LLC
         5.427%, 11/27/06                                 5,116           5,072
         5.401%, 11/20/06                                 4,575           4,540
         5.390%, 11/06/06                                 5,701           5,669
   Georgetown Funding
         5.349%, 10/24/06                                 1,468           1,463
   Mica Funding LLC
         5.299%, 10/12/06                                 5,701           5,690
   Ocala Funding
         5.321%, 10/20/06                                 2,850           2,842
         5.318%, 10/10/06                                 6,500           6,491
   Rhineland Funding Capital
         5.470%, 10/12/06                                 2,850           2,845
         5.378%, 12/12/06                                 1,876           1,856
                                                                  --------------
Total Commercial Paper
   (Cost $50,709) ($ Thousands)                                          50,709
                                                                  --------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 1.2%

MORTGAGE RELATED SECURITIES -- 1.2%
   Cheyne High Grade, Ser 2004-1A, Cl AM1
         5.466%, 11/10/06                                 2,850           2,850
   Commodore, Ser 2003-2A, Cl A1MM
         5.470%, 12/12/06                                 2,622           2,622
   Duke Funding, Ser 2004-6B, Cl A1S1
         5.577%, 10/10/06                                 4,275           4,275
   Newcastle CDO, Ser 2005-6A, Cl IM1
         5.350%, 10/24/06                                 1,140           1,140

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6
         5.360%, 10/25/06                         $       2,533   $       2,533
   Saturn Ventures II
         5.390%, 10/10/06                                 4,591           4,591
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
         5.354%, 10/30/06                                 4,239           4,239
   Whitehawk CDO Funding, Ser 2004-1A
         5.340%, 10/16/06                                 4,920           4,920
                                                                  --------------
Total Asset-Backed Securities
   (Cost $27,170) ($ Thousands)                                          27,170
                                                                  --------------
CASH EQUIVALENTS -- 1.3%
   Merrill Lynch EBP Master
         5.220%**                                     1,904,821           1,905
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.330%**++              27,964,629          27,965
                                                                  --------------
Total Cash Equivalents
   (Cost $29,870) ($ Thousands)                                          29,870
                                                                  --------------
MASTER NOTE (C) -- 0.6%
   Bank of America
         5.445%, 10/02/06                                14,251          14,251
                                                                  --------------
Total Master Note
   (Cost $14,251) ($ Thousands)                                          14,251
                                                                  --------------
CERTIFICATES OF DEPOSIT (C) -- 0.5%
   Barclays Bank (E)
         5.440%, 06/11/07                                 2,850           2,850
   CC USA MTN (F)
         5.520%, 06/18/07                                 5,701           5,701
   U.S. Trust of New York (E)
         5.370%, 10/13/06                                 2,280           2,280
                                                                  --------------
Total Certificates of Deposit
   (Cost $10,831) ($ Thousands)                                          10,831
                                                                  --------------
U.S. TREASURY OBLIGATIONS (A) (D) -- 0.0%
   U.S. Treasury Bills
         5.105%, 12/14/06                                   100              99
         4.983%, 11/24/06                                   883             877
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $976) ($ Thousands)                                                976
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          49

SCHEDULE OF INVESTMENTS


Tax-Managed Large Cap Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (G) -- 1.4%
   Barclays
     5.350%, dated 09/29/06, to be
     repurchased on 10/02/06,
     repurchase price $7,922,489
     (collateralized by a U.S. Government
     Obligation, par value $7,563,359,
     6.000%, 05/15/11; with total market
     value $8,077,390)                                 $  7,919   $       7,919
   Deutsche Bank
     5.330%, dated 09/29,06, to be
     repurchased on 10/02/06,
     repurchase price $11,406,139
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $98,619-
     $3,336,696, 3.750%-5.300%,
     02/21/08-04/25/14; with total
     market value $11,629,132)                           11,401          11,401
   Lehman Brothers
     5.330%, dated 09/29/06, to be
     repurchased on 10/02/06,
     repurchase price $14,257,673
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $983,913-
     $1,753,485, 2.500%-5.705%,
     01/30/07-05/18/16; with total
     market value $14,536,532)                           14,251          14,251
                                                                  --------------
Total Repurchase Agreements
   (Cost $33,571) ($ Thousands)                                          33,571
                                                                  --------------
Total Investments -- 112.7%
   (Cost $2,190,714) ($ Thousands)                                $   2,679,488
                                                                  ==============

Futures -- A summary of the open futures contracts held by the fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                               NUMBER OF      EXPIRATION    APPRECIATION
CONTRACT                              CONTRACTS            DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index                      53        Dec-2006            $503
S&P 400 Index E-MINI                         32        Dec-2006              42
                                                                           ----
                                                                           $545
                                                                           ====

Percentages are based on Net Assets of $2,378,065 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at September 30, 2006 (see Note 7). The total value of securities on loan at September 30, 2006 was $297,902 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of September 30, 2006 was $307,903 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(F) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement.

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
50          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Large Cap Value Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

40.9%  Financials
11.3%  Energy
 8.0%  Consumer Discretionary
 6.9%  Health Care
 6.4%  Industrials
 6.4%  Consumer Staples
 5.2%  Telecommunication Services
 4.4%  Utilities
 3.6%  Information Technology
 3.5%  Materials
 2.4%  Short-Term Investments
 0.9%  Asset-Backed Securities
 0.1%  U.S. Treasury Obligation

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.5%+++

CONSUMER DISCRETIONARY -- 8.9%
   AnnTaylor Stores*                                       5,400  $         226
   Autoliv                                               262,700         14,477
   Autonation*                                            20,500            428
   Barnes & Noble                                         94,200          3,574
   Black & Decker (B)                                     53,100          4,213
   Borders Group                                         175,000          3,570
   BorgWarner (B)                                        136,700          7,815
   Brinker International                                  40,500          1,624
   Cablevision Systems, Cl A                              28,600            649
   CBS, Cl B (B)                                         466,800         13,150
   Circuit City Stores                                    10,600            266
   Clear Channel Communications                            7,100            205
   Comcast, Cl A (B)*                                    463,600         17,084
   DaimlerChrysler                                        28,100          1,404
   Darden Restaurants (B)                                136,300          5,789
   Dillard's, Cl A (B)                                   168,400          5,512
   DIRECTV Group*                                        240,400          4,731
   Dollar Tree Stores*                                    38,600          1,195
   Eastman Kodak (B)                                     167,400          3,750
   Family Dollar Stores                                   35,000          1,023
   Federated Department Stores                             8,300            359
   Foot Locker                                            52,100          1,316
   Ford Motor (B)                                        943,000          7,629
   Gannett (B)                                           108,900          6,189
   Gap                                                   191,600          3,631
   General Motors (B)                                    206,400          6,865
   Genuine Parts                                          34,200          1,475
   Goodyear Tire & Rubber (B)*                           280,400          4,066
   Harrah's Entertainment                                  3,200            213
   Hasbro (B)                                            434,800          9,892
   IAC/InterActive*                                        2,000             58
   Interpublic Group (B)*                                103,400          1,024
   J.C. Penney (B)                                        73,800          5,047
   Johnson Controls                                       59,900          4,297

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Jones Apparel Group                                   197,500  $       6,407
   KB Home (B)                                            50,500          2,212
   Kohl's*                                                27,500          1,785
   Lennar, Cl A (B)                                       44,400          2,009
   Liberty Global, Cl A*                                   3,600             93
   Liberty Media Holding-Capital, Ser A*                  19,300          1,613
   Liberty Media Holding-Interactive, Cl A*                6,800            139
   Limited Brands (B)                                    210,800          5,584
   Mattel                                                575,100         11,329
   McDonald's                                            614,800         24,051
   McGraw-Hill                                           120,200          6,975
   Newell Rubbermaid                                      50,100          1,419
   News, Cl A*                                           385,000          7,565
   NTL                                                    14,100            359
   NVR*                                                    2,000          1,070
   Office Depot*                                         105,400          4,184
   OfficeMax                                             133,002          5,418
   Pulte Homes                                           102,200          3,256
   Saks (B)*                                             169,000          2,920
   Sears Holdings*                                         1,400            221
   Shaw Communications, Cl B                             221,200          6,640
   Sherwin-Williams                                        3,400            190
   Snap-On                                                28,600          1,274
   Stanley Works                                          39,397          1,964
   Starwood Hotels & Resorts Worldwide                       900             51
   Target                                                 39,900          2,204
   Tiffany                                                12,500            415
   Time Warner                                         2,684,800         48,944
   Toyota Motor ADR                                        9,400          1,024
   Tribune (B)                                           117,600          3,848
   Univision Communications, Cl A*                        42,000          1,442
   VF                                                    185,000         13,496
   Viacom, Cl B*                                         109,000          4,053
   Walt Disney (B)                                       293,800          9,081
   Warner Music Group                                     22,600            586
   Wendy's International                                  50,300          3,370
   Whirlpool (B)                                          87,500          7,360
   Wyndham Worldwide*                                     39,060          1,092
                                                                  --------------
                                                                        338,389
                                                                  --------------
CONSUMER STAPLES -- 7.1%
   Alberto-Culver                                          6,200            314
   Altria Group                                          609,100         46,627
   Anheuser-Busch                                         10,100            480
   Archer-Daniels-Midland                                297,700         11,277
   BJ's Wholesale Club*                                   54,900          1,602
   Campbell Soup                                          43,100          1,573
   Clorox                                                 26,300          1,657
   Coca-Cola                                             176,600          7,890
   Coca-Cola Enterprises                                 266,300          5,547
   Colgate-Palmolive                                     121,300          7,533
   ConAgra Foods (B)                                      53,400          1,307
   Corn Products International                            38,000          1,237

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          51

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Costco Wholesale                                       44,300  $       2,201
   CVS                                                    10,400            334
   Dean Foods*                                           156,200          6,564
   Del Monte Foods                                       441,300          4,612
   Energizer Holdings (B)*                               125,600          9,042
   Estee Lauder, Cl A (B)                                164,200          6,622
   General Mills                                         113,100          6,401
   HJ Heinz                                               21,900            918
   Hormel Foods                                           38,100          1,371
   JM Smucker                                              2,300            110
   Kellogg                                                15,100            748
   Kimberly-Clark                                        149,200          9,752
   Kraft Foods, Cl A (B)                                 217,600          7,760
   Kroger*                                               535,800         12,398
   Loews - Carolina                                       52,000          2,880
   McCormick                                              14,700            558
   Molson Coors Brewing, Cl B (B)                         87,000          5,994
   Pepsi Bottling Group                                  151,600          5,382
   PepsiAmericas                                         170,100          3,630
   PepsiCo                                               108,100          7,055
   Procter & Gamble                                      746,700         46,280
   Reynolds American (B)                                 315,600         19,558
   Safeway (B)                                           231,827          7,036
   Smithfield Foods*                                       4,200            113
   Supervalu                                             226,185          6,706
   Tyson Foods, Cl A                                     250,100          3,972
   UST                                                    24,500          1,343
   Walgreen                                               58,300          2,588
                                                                  --------------
                                                                        268,972
                                                                  --------------
ENERGY -- 12.7%
   Anadarko Petroleum                                    170,200          7,460
   BJ Services (B)                                        68,600          2,067
   Chesapeake Energy                                       4,500            130
   Chevron                                             1,206,100         78,228
   ConocoPhillips                                        897,993         53,458
   Devon Energy                                          293,800         18,553
   EnCana                                                 86,800          4,053
   Exxon Mobil                                         3,434,900        230,482
   Frontier Oil                                           25,000            665
   GlobalSantaFe (B)                                      45,600          2,280
   Hess (B)                                              255,100         10,566
   Holly                                                  96,200          4,168
   Marathon Oil (B)                                      431,800         33,205
   Murphy Oil                                              7,400            352
   Nabors Industries (B)*                                 44,000          1,309
   National Oilwell Varco*                                 1,300             76
   Noble Energy (B)                                      100,600          4,586
   Occidental Petroleum                                  240,500         11,570
   Overseas Shipholding Group                              5,400            334
   Pride International*                                    1,200             33
   SEACOR Holdings*                                        1,700            140

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Sunoco                                                 57,500  $       3,576
   Unit*                                                  42,500          1,954
   Valero Energy                                         225,900         11,627
                                                                  --------------
                                                                        480,872
                                                                  --------------
FINANCIALS -- 36.2%
   A.G. Edwards                                          181,400          9,665
   ACE                                                    49,100          2,687
   Allied Capital                                         47,400          1,432
   Allstate (B)                                          497,500         31,208
   AMB Property+                                           9,400            518
   AMBAC Financial Group                                 123,700         10,236
   American Capital Strategies                            16,300            643
   American Financial Group                               29,600          1,389
   American International Group                          896,400         59,395
   AmeriCredit*                                            2,000             50
   Ameriprise Financial                                   30,700          1,440
   AmerUs Group                                           13,800            939
   AmSouth Bancorp                                       285,900          8,303
   AON                                                   282,400          9,565
   Apartment Investment & Management, Cl A                17,400            947
   Archstone-Smith Trust+                                 26,100          1,421
   Arthur J Gallagher                                      9,300            248
   Assurant                                              128,700          6,874
   Astoria Financial                                     263,300          8,115
   AvalonBay Communities+                                 23,700          2,853
   BancorpSouth                                           11,000            305
   Bank of America                                     2,546,050        136,392
   Bank of Hawaii                                         14,800            713
   Bank of New York                                       65,000          2,292
   BB&T (B)                                              354,400         15,516
   Bear Stearns                                           38,600          5,408
   Boston Properties+                                     13,800          1,426
   Brandywine Realty Trust+                                3,700            120
   BRE Properties, Cl A+                                  33,000          1,971
   Brookfield Asset Management                           166,800          7,396
   Camden Property Trust+                                 22,900          1,741
   Capital One Financial                                  14,400          1,133
   CapitalSource+                                         20,700            534
   CB Richard Ellis Group, Cl A*                         249,000          6,125
   Chicago Mercantile Holdings                             5,700          2,726
   Chubb                                                 249,900         12,985
   Cincinnati Financial                                   18,500            889
   CIT Group                                             239,900         11,666
   Citigroup                                           3,168,500        157,379
   City National                                           1,100             74
   Colonial BancGroup                                     71,900          1,762
   Colonial Properties Trust+                              1,200             57
   Comerica (B)                                          331,200         18,852
   Commerce Bancshares                                    28,700          1,451
   Compass Bancshares                                     24,700          1,407


--------------------------------------------------------------------------------
52          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Conseco*                                               47,200  $         991
   Countrywide Financial                                 227,700          7,979
   Credicorp                                               6,600            277
   Cullen/Frost Bankers                                   24,900          1,440
   Duke Realty+                                           34,800          1,300
   E*Trade Financial*                                     22,000            526
   Equity Office Properties Trust+                       179,400          7,133
   Equity Residential+                                    43,400          2,195
   Erie Indemnity, Cl A                                   12,000            628
   Essex Property Trust+                                   9,000          1,093
   Fannie Mae                                            315,000         17,612
   Federal Realty Investment Trust+                        6,600            490
   Fidelity National Financial                            41,100          1,712
   First American                                        162,700          6,889
   First Horizon National                                156,200          5,937
   Franklin Resources                                     24,700          2,612
   Freddie Mac                                           117,000          7,761
   Friedman Billings Ramsey Group, Cl A+ (B)             274,800          2,207
   Fulton Financial                                        1,650             27
   Genworth Financial, Cl A                              197,300          6,907
   Golden West Financial                                  19,300          1,491
   Goldman Sachs Group (B)                               120,800         20,436
   Hanover Insurance Group                               100,000          4,463
   Hartford Financial Services Group                     248,800         21,583
   HCC Insurance Holdings                                 30,800          1,013
   Hospitality Properties Trust+                           2,800            132
   Host Hotels & Resorts+                                 70,260          1,611
   Hudson City Bancorp                                    63,400            840
   Huntington Bancshares                                 136,000          3,255
   IndyMac Bancorp (B)                                   197,900          8,146
   iStar Financial+                                        3,100            129
   Janus Capital Group (B)                               173,600          3,423
   Jefferies Group                                        66,900          1,907
   Jones Lang LaSalle (B)                                 47,700          4,077
   JPMorgan Chase                                      2,265,228        106,375
   Keycorp                                               597,300         22,363
   Kimco Realty+                                           8,100            347
   Lehman Brothers Holdings                              327,200         24,167
   Leucadia National                                     113,000          2,957
   Lincoln National                                      299,767         18,610
   Loews                                                 667,900         25,313
   M&T Bank                                               19,000          2,279
   Mack-Cali Realty+                                       5,600            290
   Markel*                                                   200             82
   Marsh & McLennan                                       60,500          1,703
   Marshall & Ilsley                                       1,900             92
   MBIA (B)                                              112,900          6,937
   Mellon Financial                                       28,000          1,095
   Mercantile Bankshares                                  25,400            921
   Mercury General                                         2,800            139
   Merrill Lynch                                         701,700         54,887
   Metlife (B)                                           190,200         10,781

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   MGIC Investment (B)                                    79,600  $       4,774
   Morgan Stanley                                        492,900         35,937
   National City (B)                                     754,400         27,611
   Nationwide Financial Services, Cl A                   121,200          5,830
   New Century Financial+                                  7,400            291
   New York Community Bancorp                             59,200            970
   North Fork Bancorporation                             149,100          4,270
   Northern Trust                                         10,000            584
   NYSE Group*                                             2,100            157
   Old Republic International                            247,137          5,474
   Pan Pacific Retail Properties+                          1,400             97
   Philadelphia Consolidated Holding*                      3,300            131
   PMI Group                                             193,900          8,495
   PNC Financial Services Group                          210,500         15,249
   Popular                                               111,000          2,158
   Principal Financial Group (B)                         118,300          6,421
   Progressive                                            33,200            815
   Prologis+                                              18,400          1,050
   Protective Life                                         5,700            261
   Prudential Financial (B)                               95,100          7,251
   Public Storage+                                         1,400            120
   Radian Group                                          180,900         10,854
   Raymond James Financial                                64,450          1,885
   Rayonier+                                              20,700            782
   Realogy*                                               48,825          1,107
   Reckson Associates Realty+                             43,000          1,840
   Regions Financial (B)                                 418,914         15,412
   Reinsurance Group of America                           18,100            940
   Safeco (B)                                            237,600         14,002
   Sovereign Bancorp (B)                                  57,015          1,226
   St. Paul Travelers                                    595,100         27,904
   Stancorp Financial Group                               39,600          1,767
   State Street                                           14,200            886
   SunTrust Banks                                        311,100         24,042
   Synovus Financial                                       3,300             97
   Taubman Centers+                                        3,100            138
   TCF Financial                                           4,800            126
   TD Banknorth                                           10,300            297
   Torchmark                                              15,200            959
   Transatlantic Holdings                                    900             54
   Trizec Properties+                                     47,100          1,362
   UnionBanCal                                           123,600          7,527
   UnumProvident (B)                                     220,400          4,274
   US Bancorp                                          1,305,800         43,379
   Valley National Bancorp                                63,180          1,616
   Ventas+                                                 3,200            123
   Vornado Realty Trust+                                  10,100          1,101
   Wachovia (B)                                          766,412         42,766
   Washington Federal                                     17,600            395
   Washington Mutual                                     696,900         30,294
   Wells Fargo                                           712,000         25,760
   Whitney Holding                                        29,600          1,059
   Wilmington Trust                                       33,800          1,506

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          53

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   WR Berkley                                             54,350  $       1,923
   XL Capital, Cl A                                       28,700          1,972
   Zions Bancorporation                                   28,300          2,259
                                                                  --------------
                                                                      1,375,388
                                                                  --------------
HEALTH CARE -- 7.8%
   Abbott Laboratories                                     7,800            379
   Aetna                                                 116,700          4,616
   Alcon                                                  16,700          1,912
   AmerisourceBergen                                     260,800         11,788
   Applera - Applied Biosystems Group                     24,400            808
   Becton Dickinson (B)                                   40,300          2,848
   Bristol-Myers Squibb                                   23,600            588
   Cardinal Health                                        73,200          4,812
   Caremark Rx                                           166,700          9,447
   Cigna                                                  33,200          3,862
   Dade Behring Holdings                                 126,400          5,076
   Eli Lilly                                              71,900          4,098
   Fisher Scientific International*                        3,800            297
   Genentech*                                             29,000          2,398
   Gilead Sciences*                                       41,700          2,865
   HCA (B)                                                89,700          4,475
   Health Net*                                             6,900            300
   Hillenbrand Industries                                 14,800            843
   IMS Health                                              9,200            245
   Johnson & Johnson                                      95,600          6,208
   King Pharmaceuticals (B)*                             638,600         10,875
   Laboratory of America Holdings (B)*                    65,200          4,275
   McKesson                                               35,100          1,851
   Medco Health Solutions*                                26,200          1,575
   Medimmune (B)*                                         74,400          2,173
   Merck                                               1,279,100         53,594
   Omnicare                                               21,200            914
   Pfizer                                              4,386,900        124,413
   Tenet Healthcare (B)*                                 396,700          3,229
   Thermo Electron*                                       49,700          1,955
   UnitedHealth Group                                     74,900          3,685
   Universal Health Services, Cl B                         8,100            486
   Watson Pharmaceuticals*                                 5,500            144
   WellPoint*                                             17,300          1,333
   Wyeth                                                 323,000         16,421
                                                                  --------------
                                                                        294,788
                                                                  --------------
INDUSTRIALS -- 7.1%
   AGCO*                                                   6,600            167
   Allied Waste Industries*                               37,400            421
   AMR*                                                   28,300            655
   Armor Holdings*                                         7,300            419
   Avis Budget Group                                      19,530            357
   Boeing                                                 29,600          2,334
   Brink's                                                 8,500            451
   Carlisle                                                2,800            235

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Corrections of America*                                13,200  $         571
   Crane                                                  29,000          1,212
   CSX                                                   376,200         12,351
   Cummins (B)                                           101,400         12,090
   Deere                                                 100,800          8,458
   Dover                                                  15,100            716
   Dun & Bradstreet*                                      63,600          4,769
   Eaton                                                 156,700         10,789
   Emerson Electric                                       41,600          3,489
   Equifax                                                 2,800            103
   Flowserve*                                              6,300            319
   General Dynamics                                       29,100          2,086
   General Electric                                    2,227,800         78,641
   Honeywell International                               184,400          7,542
   Hubbell, Cl B                                           2,200            105
   Ingersoll-Rand, Cl A                                  182,400          6,928
   Kennametal                                              8,100            459
   L-3 Communications Holdings                             1,800            141
   Laidlaw International                                  78,000          2,132
   Lockheed Martin                                       152,400         13,116
   Manpower                                                8,600            527
   Masco (B)                                             345,300          9,468
   Navistar International (B)*                           118,500          3,060
   Norfolk Southern                                      137,400          6,052
   Northrop Grumman                                      395,000         26,888
   Paccar                                                 82,850          4,724
   Parker Hannifin                                        22,400          1,741
   Raytheon                                              285,500         13,707
   Republic Services                                       4,700            189
   Rockwell Collins                                       47,000          2,577
   RR Donnelley & Sons                                   123,800          4,080
   Ryder System                                          125,400          6,481
   Southwest Airlines                                    114,000          1,899
   SPX                                                     8,200            438
   Swift Transportation (B)*                              73,900          1,753
   Terex*                                                 33,900          1,533
   Textron                                                46,600          4,078
   UAL*                                                    8,100            215
   Union Pacific                                          57,500          5,060
   United Rentals (B)*                                   101,100          2,351
   United Technologies                                    15,800          1,001
   USG*                                                      600             28
   Waste Management                                       40,300          1,478
   WW Grainger                                            12,800            858
                                                                  --------------
                                                                        271,242
                                                                  --------------
INFORMATION TECHNOLOGY -- 4.0%
   Affiliated Computer Services, Cl A*                     4,100            213
   Agere Systems (B)*                                    176,200          2,631
   Apple Computer*                                        38,200          2,943
   Arrow Electronics (B)*                                 94,400          2,589
   Avaya*                                                  9,100            104
   Avnet*                                                124,600          2,445

--------------------------------------------------------------------------------
54          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Broadcom, Cl A (B)*                                    53,100   $      1,611
   Cadence Design Systems*                                10,000            170
   Ceridian*                                              10,400            233
   Cisco Systems*                                        161,400          3,712
   Computer Sciences (B)*                                152,000          7,466
   Convergys*                                            320,800          6,625
   Electronic Arts*                                       39,400          2,194
   Electronic Data Systems                               262,000          6,424
   Fair Isaac                                             96,600          3,533
   Fidelity National Information Services                  7,100            263
   Fiserv*                                                94,100          4,431
   Freescale Semiconductor, Cl B*                         52,100          1,980
   Google, Cl A*                                           6,000          2,411
   Hewlett-Packard                                       964,400         35,384
   Ingram Micro, Cl A (B)*                               218,500          4,186
   Integrated Device Technology*                          54,000            867
   Intel                                                 334,900          6,889
   International Business Machines                       172,200         14,110
   Intersil, Cl A                                         14,700            361
   Lexmark International, Cl A (B)*                       89,100          5,138
   LSI Logic (B)*                                        223,900          1,840
   Micron Technology*                                     43,400            755
   Microsoft                                             163,200          4,460
   Motorola                                                2,700             68
   NCR*                                                   10,900            430
   Novellus Systems*                                       5,100            141
   Nvidia*                                                83,600          2,474
   Reynolds & Reynolds, Cl A                               9,800            387
   Sabre Holdings, Cl A                                  234,900          5,494
   Sanmina-SCI*                                          249,400            933
   Solectron*                                            596,600          1,945
   Symbol Technologies                                     8,700            129
   Synopsys*                                              50,000            986
   Tech Data (B)*                                         79,800          2,915
   Tektronix                                              17,800            515
   Tellabs*                                               22,300            244
   Vishay Intertechnology (B)*                           343,800          4,827
   Western Digital*                                      149,200          2,701
   Yahoo! (B)*                                            60,400          1,527
                                                                  --------------
                                                                        151,684
                                                                  --------------
MATERIALS -- 4.0%
   Air Products & Chemicals                                6,500            431
   Airgas                                                  2,500             90
   Albemarle                                              21,900          1,190
   Alcan                                                  49,500          1,974
   Alcoa                                                 410,000         11,496
   Ashland (B)                                            50,400          3,215
   Bemis                                                 119,400          3,923
   Cabot                                                   8,000            298
   Commercial Metals                                      17,100            348

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Cytec Industries                                       17,900  $         995
   Dow Chemical                                          403,400         15,725
   E.I. du Pont de Nemours                               105,100          4,502
   Eastman Chemical                                       85,800          4,635
   Freeport-McMoRan Copper & Gold, Cl B                    4,800            256
   Hercules*                                             153,100          2,414
   International Flavors & Fragrances                     10,800            427
   International Paper                                   208,400          7,217
   IPSCO                                                   7,800            676
   Louisiana-Pacific                                     150,100          2,817
   Lubrizol                                              230,600         10,545
   MeadWestvaco                                          184,300          4,886
   Methanex                                              207,800          5,058
   Newmont Mining                                         18,900            808
   Nucor                                                 245,500         12,150
   Pactiv*                                               175,200          4,979
   Phelps Dodge                                           32,500          2,753
   PPG Industries                                        209,600         14,060
   Reliance Steel & Aluminum                              16,600            534
   Rohm & Haas (B)                                       126,100          5,971
   Scotts Miracle-Gro, Cl A                                5,800            258
   Sealed Air                                              2,800            152
   Sigma-Aldrich                                           6,700            507
   Smurfit-Stone Container (B)*                          263,600          2,952
   Sonoco Products (B)                                    98,300          3,307
   Steel Dynamics                                         56,600          2,855
   Temple-Inland                                           4,800            192
   United States Steel                                    73,500          4,239
   Valspar                                               180,600          4,804
   Weyerhaeuser (B)                                      110,200          6,781
                                                                  --------------
                                                                        150,420
                                                                  --------------
TELECOMMUNICATION SERVICES -- 5.8%
   Alltel                                                 13,300            738
   AT&T (B)                                            2,169,900         70,652
   BellSouth                                           1,169,800         50,009
   CenturyTel (B)                                        273,200         10,838
   Citizens Communications                                80,300          1,127
   Crown Castle International*                            16,000            564
   Embarq (B)                                             96,292          4,658
   Leap Wireless International*                           16,500            800
   Sprint Nextel                                         715,050         12,263
   Verizon Communications (B)                          1,810,300         67,216
   Windstream                                             14,626            193
                                                                  --------------
                                                                        219,058
                                                                  --------------
UTILITIES -- 4.9%
   AGL Resources                                           4,500            164
   Alliant Energy                                        321,600         11,491
   American Electric Power                               336,000         12,220
   Aqua America                                           10,500            230


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          55

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   CMS Energy (B)*                                       227,600  $       3,287
   Consolidated Edison                                     1,100             51
   Constellation Energy Group                            187,400         11,094
   Dominion Resources                                     54,900          4,199
   DPL                                                    12,500            339
   DTE Energy (B)                                        187,500          7,783
   Duke Energy (B)                                       298,948          9,028
   Edison International                                  154,800          6,446
   Energen                                                98,500          4,124
   Energy East                                           181,900          4,315
   Entergy                                               173,100         13,542
   Exelon (B)                                            118,300          7,162
   FirstEnergy                                           270,800         15,127
   KeySpan                                                23,600            971
   MDU Resources Group                                    82,300          1,839
   Mirant*                                                25,200            688
   National Fuel Gas                                      31,300          1,138
   Northeast Utilities (B)                               121,285          2,822
   NRG Energy*                                            59,800          2,709
   NSTAR                                                   6,400            213
   OGE Energy                                             22,600            816
   Oneok                                                   6,900            261
   Pepco Holdings                                          5,500            133
   PG&E (B)                                              267,400         11,137
   Pinnacle West Capital (B)                             291,900         13,150
   PPL                                                   110,300          3,629
   Progress Energy (B)                                   242,500         11,005
   Public Service Enterprise Group                        48,000          2,937
   Puget Energy                                              600             14
   Questar                                                 4,500            368
   Reliant Energy*                                        10,100            124
   SCANA (B)                                             121,800          4,905
   Sempra Energy                                          21,300          1,070
   Southern                                               14,800            510
   TXU                                                    71,400          4,464
   Wisconsin Energy                                       87,600          3,779
   Xcel Energy (B)                                       308,400          6,368
                                                                  --------------
                                                                        185,652
                                                                  --------------
Total Common Stock
   (Cost $2,969,786) ($ Thousands)                                    3,736,465
                                                                  --------------
CORPORATE OBLIGATIONS (C) -- 6.6%

FINANCIALS -- 6.6%
   Allstate Life Global Funding II
      MTN (E) (F)
         5.370%, 10/16/06                          $       3,807          3,807
   American General Finance (E) (F)
         5.360%, 10/16/06                                 12,000         11,999
   Bear Stearns EXL (E)
         5.370%, 10/16/06                                 14,730         14,730

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Financial MTN (E)
         5.448%, 12/27/06                          $       4,965  $       4,965
   Countrywide Financial MTN, Ser A (E)
         5.548%, 11/03/06                                  8,689          8,689
   Dekabank (E) (F)
         5.490%, 10/19/06                                 15,310         15,309
   Glitner Banki (E) (F)
         5.380%, 10/10/06                                 12,413         12,413
   Irish Life & Permanent MTN,
      Ser X (E) (F) 5.370%, 10/23/06                      11,007         11,006
   Islandsbanki (E) (F)
         5.380%, 10/23/06                                  7,034          7,034
   Jackson National Life Funding (E) (F)
         5.330%, 10/02/06                                 18,206         18,206
   Kaupthing Bank MTN (E) (F)
         5.390%, 10/20/06                                 20,689         20,689
   Lakeside Funding (E)
         5.330%, 10/10/06                                  4,947          4,947
   Landsbanki Islands (E) (F)
         5.410%, 10/16/06                                 15,724         15,724
   Morgan Stanley EXL (E)
         5.390%, 10/04/06                                  2,896          2,896
   Morgan Stanley EXL, Ser S (E)
         5.350%, 10/03/06                                  4,138          4,138
   Natexis Banques (E) (F)
         5.310%, 10/16/06                                  8,069          8,068
   Nationwide Building Society (E) (F)
         5.424%, 12/28/06                                  4,552          4,552
         5.360%, 10/10/06                                  8,276          8,276
   Nordbank (E) (F)
         5.360%, 10/23/06                                 14,069         14,067
   Northern Rock (E) (F)
         5.370%, 10/03/06                                  8,524          8,524
   Pacific Life Global Funding (E) (F)
         5.380%, 10/13/06                                  6,207          6,207
   Premium Asset Trust, Ser 2004-10 (E) (F)
         5.370%, 10/16/06                                 11,586         11,586
   SLM EXL, Ser S (E) (F)
         5.330%, 10/16/06                                  9,103          9,103
   Sigma Finance MTN (F)
         4.745%, 11/09/06                                  4,469          4,469
   Skandinav Enskilda Bank (E) (F)
         5.320%, 10/18/06                                  9,103          9,103
   Stanfield Victoria MTN (E) (F)
         5.445%, 06/11/07                                  8,276          8,275
                                                                  --------------
Total Corporate Obligations
   (Cost $248,782) ($ Thousands)                                        248,782
                                                                  --------------


--------------------------------------------------------------------------------
56          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) (D) -- 1.9%
   Broadhollow Funding
         5.502%, 10/02/06                          $      16,551  $      16,546
   Citius I Funding
         5.313%, 10/17/06                                  4,138          4,127
   Elysian Funding LLC
         5.427%, 11/27/06                                  7,427          7,363
         5.401%, 11/20/06                                  6,641          6,591
         5.390%, 11/06/06                                  8,276          8,230
   Georgetown Funding
         5.349%, 10/24/06                                  2,130          2,123
   Mica Funding LLC
         5.299%, 10/12/06                                  8,276          8,261
   Ocala Funding
         5.321%, 10/20/06                                  4,138          4,126
         5.318%, 10/10/06                                  9,437          9,422
   Rhineland Funding Capital
         5.470%, 10/12/06                                  4,138          4,130
         5.378%, 12/12/06                                  2,724          2,695
                                                                  --------------
Total Commercial Paper
   (Cost $73,614) ($ Thousands)                                          73,614
                                                                  --------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 1.0%

MORTGAGE RELATED SECURITIES -- 1.0%
   Cheyne High Grade, Ser 2004-1A,Cl AM1
         5.466%, 11/10/06                                  4,138          4,138
   Commodore, Ser 2003-2A, Cl A1MM
         5.470%, 12/12/06                                  3,807          3,807
   Duke Funding, Ser 2004-6B, Cl A1S1
         5.577%, 10/10/06                                  6,206          6,206
   Newcastle CDO, Ser 2005-6A, Cl IM1
         5.350%, 10/24/06                                  1,655          1,655
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6
         5.360%, 10/25/06                                  3,678          3,678
   Saturn Ventures II
         5.390%, 10/10/06                                  6,664          6,664
   TIAA Real Estate CDO, Ser 2003 1A,Cl A1MM
         5.354%, 10/30/06                                  6,154          6,154
   Whitehawk CDO Funding, Ser 2004-1A
         5.340%, 10/16/06                                  7,142          7,142
                                                                  --------------
Total Asset-Backed Securities
   (Cost $39,444) ($ Thousands)                                          39,444
                                                                  --------------


--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.4%
   SEI Daily Income Trust,
         Prime Obligation Fund,
         Cl A, 5.330%**++                             53,153,296  $      53,153
                                                                  --------------
Total Cash Equivalent
   (Cost $53,153) ($ Thousands)                                          53,153
                                                                  --------------
MASTER NOTE (C) -- 0.5%
   Bank of America
         5.445%, 10/02/06                               $ 20,689         20,689
                                                                  --------------
Total Master Note
   (Cost $20,689) ($ Thousands)                                          20,689
                                                                  --------------
CERTIFICATES OF DEPOSIT (C) -- 0.4%
   Barclays Bank (E)
         5.440%, 06/11/07                                  4,138          4,138
   CC USA MTN (F)
         5.520%, 06/18/07                                  8,276          8,276
   U.S. Trust of New York (E)
         5.370%, 10/13/06                                  3,310          3,310
                                                                  --------------
Total Certificates of Deposit
   (Cost $15,724) ($ Thousands)                                          15,724
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
         5.011%, 11/24/06                                  1,945          1,932
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,931) ($ Thousands)                                            1,932
                                                                  --------------
REPURCHASE AGREEMENTS (C) (G) -- 1.3%
   Barclays
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $11,501,261
      (collateralized by a U.S.
      Government Obligation, par
      value $10,797,903, 6.000%,
      05/15/11; with total market
      value $11,726,134)                                  11,496         11,496
   Deutsche Bank
      5.330%, dated 09/29,06, to be
      repurchased on 10/02/06,
      repurchase price $16,558,556
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $143,168-
      4,843,958, 3.750%-5.300%,
      02/21/08-04/25/14; with total
      market value $16,882,280)                           16,551         16,551

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          57

SCHEDULE OF INVESTMENTS


Large Cap Value Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
      5.330%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $20,698,195
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $1,428,369-
      2,545,575, 2.500%-5.705%,
      01/30/07-05/18/16; with total
      market value $21,103,020)                    $      20,689  $      20,689
                                                                  --------------
Total Repurchase Agreements
   (Cost $48,736) ($ Thousands)                                          48,736
                                                                  --------------
Total Investments -- 111.7%
   (Cost $3,471,859) ($ Thousands)                                $   4,238,539
                                                                  =============

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                 NUMBER OF     EXPIRATION   APPRECIATION
CONTRACT                                CONTRACTS           DATE  ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index                       120       Dec-2006         $1,177
                                                                         ======

Percentages are based on Net Assets of $3,793,409 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at September 30, 2006 (see Note 7). The total value of securities on loan at September 30, 2006 was $432,010 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of September 30, 2006 was $446,989 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(F) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement.

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
58          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Large Cap Growth Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

24.4%  Information Technology
16.5%  Health Care
16.3%  Financials
12.7%  Consumer Discretionary
 9.7%  Consumer Staples
 9.1%  Industrials
 5.3%  Energy
 2.5%  Short-Term Investments
 1.7%  Materials
 0.8%  Telecommunication Services
 0.8%  Asset-Backed Securities
 0.2%  Utilities
 0.0%  U.S. Treasury Obligation

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.2%+++

CONSUMER DISCRETIONARY -- 14.0%
   Advance Auto Parts                                     6,673   $         220
   Amazon.com*                                            3,200             103
   American Eagle Outfitters                             46,692           2,046
   AnnTaylor Stores*                                     39,896           1,670
   Apollo Group, Cl A (B)*                              500,000          24,620
   Autozone*                                              1,469             152
   Best Buy (B)                                         117,500           6,293
   BorgWarner                                             2,300             131
   Brinker International                                108,158           4,336
   Brunswick                                              2,670              83
   Cablevision Systems, Cl A                             16,846             383
   Carmax*                                               15,300             638
   CBS, Cl B                                             14,663             413
   Chico's FAS*                                          40,800             878
   Choice Hotels International                           14,700             601
   Circuit City Stores                                   77,700           1,951
   Claire's Stores                                       55,200           1,610
   Coach*                                               140,541           4,835
   Coldwater Creek*                                       5,200             150
   Comcast, Cl A (B)*                                   228,090           8,405
   Corinthian Colleges (B)*                              13,700             148
   Darden Restaurants                                    83,121           3,530
   Dick's Sporting Goods*                                 3,100             141
   DIRECTV Group*                                       361,700           7,118
   Discovery Holding, Cl A*                              19,700             285
   Dollar General                                         5,664              77
   Dollar Tree Stores (B)*                               20,589             637
   Dow Jones                                             18,500             620
   EchoStar Communications, Cl A*                         5,200             170
   Expedia*                                              23,600             370
   Family Dollar Stores                                  63,800           1,865
   Federated Department Stores                            3,600             156
   Foot Locker                                           12,700             321
   Fortune Brands                                       176,100          13,227
   GameStop, Cl A*                                        5,900             273

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Gymboree (B)*                                         14,500   $         612
   Harley-Davidson                                       18,031           1,131
   Harman International Industries                       21,100           1,761
   Harrah's Entertainment (B)                           146,500           9,732
   Hilton Hotels                                          9,817             273
   Home Depot                                           356,277          12,922
   IAC/InterActive*                                     132,367           3,807
   International Game Technology                        963,400          39,981
   ITT Educational Services (B)*                         52,180           3,460
   J.C. Penney (B)                                       76,634           5,241
   Jarden (B)*                                           44,300           1,461
   Johnson Controls                                      47,900           3,436
   Kohl's (B)*                                          197,010          12,790
   Lamar Advertising, Cl A (B)*                         154,854           8,271
   Las Vegas Sands*                                       9,400             642
   Laureate Education*                                    2,773             133
   Leggett & Platt                                        8,000             200
   Liberty Global, Cl A*                                 11,182             288
   Liberty Media Holding-Interactive, Cl A*              76,793           1,565
   Limited Brands                                        37,000             980
   Lowe's                                               863,042          24,217
   Marriott International, Cl A                         230,094           8,891
   McDonald's                                           265,500          10,386
   McGraw-Hill                                          589,273          34,196
   Men's Wearhouse                                       16,200             603
   Meredith                                              23,700           1,169
   MGM Mirage (B)*                                      800,000          31,592
   Michaels Stores                                        7,500             327
   Newell Rubbermaid                                     12,536             355
   News, Cl A*                                           79,084           1,554
   Nike, Cl B                                             1,800             158
   Nutri/System*                                         17,100           1,065
   O'Reilly Automotive*                                   9,522             316
   Office Depot*                                         47,400           1,882
   Omnicom Group                                         19,764           1,850
   Panera Bread, Cl A*                                    3,096             180
   Polo Ralph Lauren                                      2,621             170
   Pool (B)                                              69,100           2,660
   Rent-A-Center (B)*                                    12,729             373
   Ross Stores                                           71,400           1,814
   Scientific Games, Cl A*                                5,000             159
   Sherwin-Williams                                      42,867           2,391
   Sonic (B)*                                            16,600             375
   Staples                                            1,712,095          41,655
   Starbucks (B)*                                       594,100          20,229
   Steven Madden                                          3,050             120
   Target                                               405,369          22,397
   Thor Industries                                       22,000             906
   Tiffany                                                6,500             216
   Time Warner                                           12,938             236
   TJX                                                   53,500           1,500
   Univision Communications, Cl A*                       59,100           2,029
   Viacom, Cl B*                                        240,791           8,953

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         59

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Walt Disney                                           72,283   $       2,234
   Warner Music Group                                    21,300             553
   Weight Watchers International (B)                    525,000          23,278
   Wendy's International                                 22,598           1,514
   Williams-Sonoma                                       94,480           3,060
   Wynn Resorts*                                         17,300           1,177
   XM Satellite Radio Holdings,Cl A (B)*              1,307,820          16,858
   Yum! Brands                                          111,154           5,786
                                                                  --------------
                                                                        476,526
                                                                  --------------
CONSUMER STAPLES -- 10.7%
   Alberto-Culver                                         6,400             324
   Altria Group                                         146,140          11,187
   Anheuser-Busch                                        80,252           3,813
   Archer-Daniels-Midland                                 3,800             144
   Avon Products                                          5,000             153
   Brown-Forman, Cl B                                    41,042           3,146
   Campbell Soup (B)                                     60,601           2,212
   Chattem (B)*                                          22,600             794
   Chiquita Brands International                         85,100           1,139
   Coca-Cola                                            322,417          14,406
   Colgate-Palmolive                                    307,767          19,112
   Costco Wholesale (B)                                 283,900          14,104
   CVS                                                    7,800             251
   Energizer Holdings (B)*                               22,342           1,608
   Estee Lauder, Cl A (B)                               168,400           6,792
   General Mills                                         14,500             821
   Hansen Natural*                                       35,300           1,147
   Hershey (B)                                          135,584           7,247
   HJ Heinz                                              33,400           1,400
   Kellogg                                                7,881             390
   Kimberly-Clark                                        44,402           2,902
   Kroger*                                                7,800             180
   McCormick                                             21,500             817
   Pepsi Bottling Group                                  79,253           2,813
   PepsiCo                                              924,674          60,344
   Procter & Gamble                                   1,182,205          73,273
   Reynolds American (B)                                 25,300           1,568
   Sysco                                                  7,395             247
   UST                                                   25,500           1,398
   Wal-Mart Stores                                    1,363,381          67,242
   Walgreen                                           1,225,553          54,402
   Whole Foods Market                                     3,050             181
   WM Wrigley Jr.                                       212,975           9,810
                                                                  --------------
                                                                        365,367
                                                                  --------------
ENERGY -- 5.8%
   Arch Coal                                             10,366             300
   Baker Hughes                                         667,121          45,498
   BJ Services                                          153,999           4,640
   Cameron International*                                35,552           1,717
   Chesapeake Energy (B)                                249,354           7,226

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Chevron                                               28,422   $       1,843
   Consol Energy                                          4,078             129
   Diamond Offshore Drilling                              6,408             464
   El Paso                                               56,600             772
   EOG Resources                                          4,013             261
   Exxon Mobil                                           32,100           2,154
   FMC Technologies*                                     34,200           1,837
   Frontier Oil                                          13,500             359
   Global Industries*                                     9,300             145
   Grant Prideco*                                         7,053             268
   Halliburton (B)                                      680,088          19,348
   Helmerich & Payne                                    135,846           3,129
   Holly                                                 19,500             845
   Kinder Morgan                                          8,827             925
   Nabors Industries (B)*                                46,800           1,392
   Occidental Petroleum                                 201,900           9,713
   Oceaneering International*                            18,900             582
   Parker Drilling*                                       5,200              37
   Patterson-UTI Energy (B)                              65,300           1,552
   Peabody Energy                                         5,818             214
   Pride International*                                   4,300             118
   Schlumberger                                         843,912          52,348
   SEACOR Holdings*                                       2,200             181
   Suncor Energy                                        343,000          24,713
   Sunoco                                                38,046           2,366
   Superior Energy Services*                             12,100             318
   Tetra Technologies*                                   27,100             655
   Tidewater (B)                                         37,200           1,644
   Unit*                                                 60,850           2,797
   Valero Energy                                            186              10
   Weatherford International*                           138,510           5,779
   XTO Energy                                            34,309           1,445
                                                                  --------------
                                                                        197,724
                                                                  --------------
FINANCIALS -- 9.6%
   Affiliated Managers Group*                            20,470           2,049
   Aflac                                                 38,534           1,763
   AMBAC Financial Group                                  8,100             670
   American Express                                     606,846          34,032
   American Home Mortgage Investment+                    15,700             548
   American International Group                         335,903          22,257
   AmeriCredit (B)*                                      30,700             767
   Ameriprise Financial                                  31,741           1,489
   Arthur J Gallagher                                    17,200             459
   Bank of New York                                      11,900             420
   Bear Stearns                                           3,700             518
   BlackRock, Cl A                                       15,005           2,236
   Brown & Brown                                         73,800           2,255
   Capital One Financial (B)                             27,954           2,199
   CapitalSource+                                        48,800           1,260
   CB Richard Ellis Group, Cl A*                        173,174           4,260
   Charles Schwab                                     1,101,399          19,715
   Chicago Mercantile Holdings                           85,177          40,736

--------------------------------------------------------------------------------
60          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Commerce Bancorp                                      23,442   $         861
   Countrywide Financial                                 34,800           1,219
   Cullen/Frost Bankers                                   7,500             434
   Developers Diversified Realty+                         3,500             195
   E*Trade Financial*                                    23,800             569
   East West Bancorp                                     41,100           1,628
   Eaton Vance                                           20,800             600
   Essex Property Trust+                                  3,700             449
   Federal Realty Investment Trust+                       3,394             252
   Federated Investors, Cl B                             47,500           1,606
   First Cash Financial Services*                        21,500             443
   First Marblehead                                      15,000           1,039
   Forest City Enterprises, Cl A                         38,904           2,113
   Franklin Resources                                    35,212           3,724
   Freddie Mac                                          547,810          36,336
   General Growth Properties+                             1,594              76
   Golden West Financial                                  9,100             703
   Goldman Sachs Group                                   81,896          13,854
   HCC Insurance Holdings                                18,108             595
   Hudson City Bancorp                                  181,700           2,408
   IntercontinentalExchange*                             12,800             961
   Investment Technology Group*                          14,500             649
   Investors Financial Services                          21,200             913
   JER Investors Trust+                                   7,000             120
   Jones Lang LaSalle                                    27,800           2,376
   Keycorp                                               11,147             417
   Kilroy Realty+                                         8,100             610
   Legg Mason                                           144,716          14,596
   Lehman Brothers Holdings                              69,800           5,156
   Mellon Financial                                      25,600           1,001
   Merrill Lynch                                        255,900          20,017
   MGIC Investment                                        4,318             259
   Moody's                                              673,908          44,060
   Morgan Stanley                                        73,672           5,371
   Northern Trust                                        39,518           2,309
   Nuveen Investments, Cl A                              41,500           2,126
   Peoples Bank                                           3,100             123
   Philadelphia Consolidated Holding*                     4,300             171
   Principal Financial Group                              2,900             157
   Progressive                                          105,692           2,594
   Prudential Financial                                  15,600           1,190
   Public Storage+                                        3,653             314
   Radian Group                                          10,521             631
   Ramco-Gershenson Properties+                           6,000             192
   SL Green Realty+                                      18,400           2,055
   SLM                                                   56,718           2,948
   Spirit Finance+                                        5,400              63
   State Street                                          41,150           2,568
   Synovus Financial                                      4,253             125
   T Rowe Price Group                                    28,424           1,360
   TCF Financial                                         28,200             741
   TD Ameritrade Holding                                 21,966             414
   United Dominion Realty Trust+                          8,100             245

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   US Bancorp                                            72,087   $       2,395
   Ventas+                                                1,900              73
   Wells Fargo                                           39,638           1,434
   WR Berkley                                            33,284           1,178
                                                                  --------------
                                                                        328,649
                                                                  --------------
HEALTH CARE -- 18.2%
   Abbott Laboratories                                  282,116          13,700
   Advanced Medical Optics (B)*                          24,300             961
   Aetna                                                  2,254              89
   Allergan (B)                                         392,329          44,180
   AmerisourceBergen                                      4,200             190
   Amgen*                                               699,107          50,007
   Amylin Pharmaceuticals*                               23,400           1,031
   Applera - Applied Biosystems Group                    49,600           1,642
   Barr Pharmaceuticals*                                 64,381           3,344
   Baxter International                                 166,229           7,557
   Becton Dickinson                                      98,525           6,963
   Biogen Idec*                                          73,590           3,288
   Boston Scientific*                                   218,281           3,228
   Bristol-Myers Squibb                                   5,400             135
   C.R. Bard                                              4,200             315
   Cardinal Health                                       64,988           4,272
   Caremark Rx                                          541,074          30,663
   Celgene*                                             160,860           6,965
   Cephalon*                                             40,700           2,513
   Cerner (B)*                                           46,350           2,104
   Cigna                                                  8,707           1,013
   Community Health Systems*                              3,362             126
   Covance*                                              12,656             840
   Coventry Health Care*                                 38,089           1,962
   Cytyc (B)*                                            23,300             570
   Dade Behring Holdings                                  4,136             166
   DaVita*                                               11,051             640
   Dentsply International                                18,900             569
   Edwards Lifesciences*                                  2,800             130
   Eli Lilly (B)                                        425,420          24,249
   Emdeon*                                              324,500           3,800
   Endo Pharmaceuticals Holdings*                        11,877             387
   Express Scripts*                                      94,740           7,152
   Fisher Scientific International (B)*                 156,030          12,208
   Forest Laboratories*                                  30,429           1,540
   Genentech*                                           837,738          69,281
   Gilead Sciences*                                      41,084           2,822
   HCA                                                    1,632              81
   Health Net*                                           85,036           3,701
   Henry Schein*                                         18,166             911
   Hillenbrand Industries                                13,500             769
   Hospira*                                              25,415             973
   Humana*                                               25,172           1,664
   Idexx Laboratories*                                   27,894           2,542
   ImClone Systems (B)*                                  48,600           1,376
   IMS Health                                            20,900             557

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          61

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Intuitive Surgical*                                    2,300   $         243
   Johnson & Johnson                                    466,322          30,283
   Kinetic Concepts*                                      4,800             151
   Laboratory of America Holdings (B)*                   74,304           4,872
   LifePoint Hospitals (B)*                               2,900             102
   Lincare Holdings*                                     81,090           2,809
   Manor Care                                            33,753           1,765
   McKesson                                              48,512           2,558
   Medco Health Solutions*                              224,741          13,509
   Medimmune (B)*                                       460,997          13,466
   Medtronic                                            582,790          27,065
   Merck                                                237,221           9,940
   Millennium Pharmaceuticals (B)*                      160,300           1,595
   Millipore*                                            13,577             832
   Mylan Laboratories                                    61,396           1,236
   Pediatrix Medical Group*                               4,400             201
   Pharmaceutical Product Development                    52,004           1,856
   Quest Diagnostics (B)                                 37,683           2,305
   Resmed*                                               38,090           1,533
   Schering-Plough                                       39,391             870
   Sierra Health Services (B)*                           49,608           1,877
   St. Jude Medical (B)*                                469,410          16,565
   Stryker (B)                                          541,670          26,861
   Techne*                                                8,469             431
   Thermo Electron*                                      41,000           1,613
   UnitedHealth Group                                 1,107,920          54,510
   Universal Health Services, Cl B                        4,500             270
   Varian Medical Systems*                               26,709           1,426
   VCA Antech (B)*                                       62,628           2,258
   Vertex Pharmaceuticals*                                4,300             145
   Waters*                                               66,949           3,031
   WellCare Health Plans*                                24,200           1,370
   WellPoint*                                            67,233           5,180
   Wyeth                                                414,028          21,049
   Zimmer Holdings (B)*                                 676,420          45,658
                                                                  --------------
                                                                        622,611
                                                                  --------------
INDUSTRIALS -- 10.0%
   3M                                                   130,322           9,699
   Acuity Brands                                          4,600             209
   Alliant Techsystems (B)*                              10,786             874
   Allied Waste Industries*                              11,200             126
   AMR*                                                  73,247           1,695
   Applied Industrial Technologies                        2,250              55
   Aramark, Cl B                                         45,504           1,495
   Avery Dennison                                         2,000             120
   Avis Budget Group                                      1,224              22
   Boeing                                                78,616           6,199
   Brink's                                               27,900           1,480
   Burlington Northern Santa Fe                          96,900           7,116
   Carlisle                                              21,300           1,791
   Caterpillar                                          280,272          18,442
   Ceradyne (B)*                                         14,000             575

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CH Robinson Worldwide                                 94,066   $       4,193
   ChoicePoint*                                          19,300             691
   Con-way                                               66,809           2,994
   Continental Airlines, Cl B*                           37,500           1,062
   Copart*                                                6,500             183
   Corporate Executive Board                             32,675           2,938
   Corrections of America*                               23,750           1,027
   Covanta Holding*                                      20,400             439
   CSX                                                   44,700           1,468
   Cummins (B)                                           46,500           5,544
   Danaher                                                6,400             440
   Donaldson                                             13,600             502
   Dover                                                 67,600           3,207
   Dun & Bradstreet*                                      4,300             322
   Emerson Electric                                     168,854          14,160
   Equifax                                                7,152             263
   Expeditors International Washington (B)              879,400          39,204
   Fastenal                                              55,500           2,141
   FedEx                                                 65,020           7,066
   Fluor                                                  3,400             261
   Gardner Denver*                                       61,900           2,048
   General Electric                                   1,468,344          51,833
   Goodrich                                              12,400             502
   Graco                                                 14,600             570
   Harsco                                                12,900           1,002
   Herman Miller                                         67,571           2,312
   HNI                                                   13,495             561
   Honeywell International                               49,100           2,008
   Hubbell, Cl B                                         10,600             508
   Illinois Tool Works                                   38,408           1,725
   Ingersoll-Rand, Cl A                                  72,679           2,760
   ITT Industries                                         2,456             126
   Jacobs Engineering Group*                             15,070           1,126
   JB Hunt Transport Services                            15,600             324
   John H. Harland (B)                                    4,200             153
   Joy Global                                             6,707             252
   Kirby*                                                 5,000             157
   L-3 Communications Holdings                           22,100           1,731
   Landstar System                                       13,400             572
   Lincoln Electric Holdings                             10,900             594
   Lockheed Martin                                      107,415           9,244
   Manitowoc                                             21,600             968
   Manpower                                              33,200           2,034
   Monster Worldwide*                                     3,900             141
   MSC Industrial Direct, Cl A                           20,800             847
   Norfolk Southern                                      59,800           2,634
   Northrop Grumman                                      47,548           3,237
   Oshkosh Truck                                         33,500           1,691
   Paccar                                                88,950           5,072
   Parker Hannifin                                       48,000           3,731
   Pitney Bowes (B)                                      18,049             801
   Precision Castparts                                   18,421           1,164
   Raytheon                                              51,100           2,453
--------------------------------------------------------------------------------
62          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Republic Services                                     14,100   $         567
   Robert Half International                             76,900           2,612
   Rockwell Automation                                   43,500           2,527
   Rockwell Collins                                      12,147             666
   Roper Industries                                       2,750             123
   Southwest Airlines                                   304,700           5,076
   Stericycle*                                           20,795           1,451
   Swift Transportation (B)*                             24,400             579
   Terex*                                                13,400             606
   Textron                                               17,600           1,540
   Thomas & Betts*                                       91,772           4,378
   Toro                                                  14,300             603
   Trinity Industries (B)                                65,100           2,094
   Union Pacific                                         31,200           2,746
   United Parcel Service, Cl B                          708,475          50,968
   United Technologies                                  264,100          16,731
   US Airways Group*                                      5,500             244
   Walter Industries                                      1,400              60
   Waste Management                                     101,800           3,734
   WESCO International*                                  12,800             743
   WW Grainger                                            3,400             228
                                                                  --------------
                                                                        341,160
                                                                  --------------
INFORMATION TECHNOLOGY -- 26.9%
   Acxiom                                                29,400             725
   Adobe Systems*                                        55,426           2,076
   Affiliated Computer Services, Cl A*                    4,800             249
   Agere Systems*                                        60,596             905
   Agilent Technologies (B)*                            212,605           6,950
   Akamai Technologies*                                  65,004           3,250
   Alliance Data Systems*                                32,700           1,805
   Amphenol, Cl A                                        17,461           1,081
   Analog Devices (B)                                    86,400           2,539
   Apple Computer*                                      257,639          19,846
   Applied Materials                                    422,305           7,487
   Ariba*                                                15,900             119
   ATMI*                                                 25,000             727
   Autodesk*                                              3,493             121
   Automatic Data Processing                             54,750           2,592
   Avaya*                                                19,600             224
   Avocent*                                              26,400             795
   BEA Systems*                                          63,500             965
   BMC Software (B)*                                     80,832           2,200
   Broadcom, Cl A*                                       14,070             427
   Cadence Design Systems (B)*                          255,455           4,332
   CDW (B)                                               18,572           1,146
   Ceridian*                                             57,408           1,284
   Cisco Systems*                                     1,687,456          38,811
   Citrix Systems*                                       48,167           1,744
   Cognizant Technology Solutions,Cl A*                  17,401           1,289
   Corning*                                               4,825             118
   Dell (B)*                                            608,276          13,893

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Diebold                                                7,000   $         305
   DST Systems (B)*                                      49,300           3,040
   eBay (B)*                                          1,705,500          48,368
   Electronic Arts (B)*                                 260,310          14,494
   Electronic Data Systems                               52,600           1,290
   EMC*                                                 793,473           9,506
   Factset Research Systems                               8,000             389
   Fair Isaac                                            27,806           1,017
   Fidelity National Information Services                15,900             588
   First Data                                         1,593,914          66,944
   Fiserv*                                               99,874           4,703
   Freescale Semiconductor, Cl B*                         3,022             115
   Global Payments                                       71,040           3,126
   Google, Cl A (B)*                                    205,571          82,619
   Harris                                                51,427           2,288
   Hewlett-Packard                                      798,700          29,304
   Integrated Device Technology*                         51,200             822
   Intel                                                672,187          13,827
   International Business Machines                      253,039          20,734
   Intersil, Cl A                                        16,682             410
   Intuit*                                            1,168,500          37,497
   Iron Mountain*                                        41,608           1,787
   Itron (B)*                                             6,900             385
   Jabil Circuit*                                         4,749             136
   Lam Research*                                         45,090           2,044
   Lexmark International, Cl A (B)*                      44,407           2,560
   Linear Technology (B)                                392,660          12,220
   Mastercard, Cl A (B)                                   7,100             499
   McAfee*                                               48,800           1,194
   MEMC Electronic Materials (B)*                       138,559           5,075
   Mettler Toledo International*                         14,300             946
   Micron Technology*                                    69,400           1,208
   Microsoft                                          2,425,528          66,290
   MicroStrategy, Cl A (B)*                              17,120           1,743
   Molex                                                 62,600           2,440
   MoneyGram International                               39,800           1,157
   Motorola                                             757,181          18,930
   National Instruments                                  29,400             804
   National Semiconductor                                12,019             283
   NAVTEQ (B)*                                          503,600          13,149
   NCR*                                                  15,700             620
   Netratings*                                           12,100             172
   Network Appliance*                                    32,100           1,188
   Novellus Systems*                                      2,400              66
   Nvidia*                                               25,118             743
   Oracle*                                              466,565           8,277
   Paychex                                            1,458,668          53,752
   QLogic*                                              234,480           4,432
   Qualcomm                                           2,715,488          98,708
   Rambus*                                                6,200             108
   RealNetworks*                                          7,000              74
   Red Hat*                                              92,603           1,952
   Research In Motion*                                  355,280          36,473
   Reynolds & Reynolds, Cl A                             20,200             798
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          63

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   SanDisk (B)*                                         693,124   $      37,110
   Seagate Technology                                 1,650,000          38,098
   Silicon Laboratories*                                  4,500             140
   Symbol Technologies                                   27,200             404
   Synopsys*                                            192,136           3,789
   Tektronix                                             40,800           1,180
   Texas Instruments                                    334,015          11,106
   Trimble Navigation*                                    9,300             438
   VeriSign*                                             11,300             228
   Vishay Intertechnology (B)*                          216,200           3,035
   Websense*                                             39,400             851
   Western Digital*                                     159,556           2,888
   Xerox*                                                10,700             166
   Xilinx (B)                                           113,700           2,496
   Yahoo! (B)*                                          679,580          17,180
                                                                  --------------
                                                                        918,408
                                                                  --------------
MATERIALS -- 1.8%
   Air Products & Chemicals                               8,100             538
   Alcoa                                                156,900           4,400
   Allegheny Technologies                                28,000           1,741
   Carpenter Technology                                   6,500             699
   Chaparral Steel*                                      20,900             712
   E.I. du Pont de Nemours                               18,700             801
   Eagle Materials                                       89,970           3,030
   Ecolab                                                32,000           1,370
   Freeport-McMoRan Copper & Gold, Cl B                  10,200             543
   International Flavors & Fragrances                    11,700             463
   Martin Marietta Materials                              1,847             156
   Monsanto                                              14,714             692
   Newmont Mining                                       133,400           5,703
   Packaging of America                                  12,400             288
   Pactiv*                                               55,200           1,569
   Phelps Dodge                                          12,400           1,050
   PPG Industries                                         4,300             288
   Praxair                                              603,183          35,684
   Rohm & Haas                                           16,600             786
   Scotts Miracle-Gro, Cl A                               1,840              82
   Sealed Air                                             1,250              68
   Sigma-Aldrich                                          5,700             431
   Titanium Metals*                                      33,500             847
                                                                  --------------
                                                                         61,941
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.9%
   American Tower, Cl A (B)*                            327,278          11,946
   Crown Castle International (B)*                      495,642          17,466
   Leap Wireless International*                           8,900             432
   NeuStar, Cl A*                                           800              22
   NII Holdings*                                          5,370             334
   SBA Communications, Cl A*                              9,100             221
                                                                  -------------
                                                                         30,421
                                                                  -------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 0.3%
   AES*                                                  44,660   $         911
   Allegheny Energy*                                     32,900           1,322
   DPL                                                    4,800             130
   Equitable Resources                                    1,817              63
   Exelon                                                52,000           3,148
   NRG Energy*                                            4,500             204
   TXU                                                   82,528           5,160
                                                                  --------------
                                                                         10,938
                                                                  --------------
Total Common Stock
   (Cost $2,909,551) ($ Thousands)                                    3,353,745
                                                                  --------------
CORPORATE OBLIGATIONS (C) -- 5.8%

FINANCIALS -- 5.8%
   Allstate Life Global Funding II
      MTN (E) (F)
         5.370%, 10/16/06                         $       3,024           3,024
   American General Finance (E) (F)
         5.360%, 10/16/06                                 9,532           9,532
   Bear Stearns EXL (E)
         5.370%, 10/16/06                                11,701          11,701
   Countrywide Financial MTN (E)
         5.448%, 12/27/06                                 3,944           3,944
   Countrywide Financial MTN, Ser A (E)
         5.548%, 11/03/06                                 6,903           6,903
   Dekabank (E) (F)
         5.490%, 10/19/06                                12,162          12,161
   Glitner Banki (E) (F)
         5.380%, 10/10/06                                 9,861           9,861
   Irish Life & Permanent MTN,
      Ser X (E) (F)
         5.370%, 10/23/06                                 8,743           8,743
   Islandsbanki (E) (F)
         5.380%, 10/23/06                                 5,588           5,588
   Jackson National Life Funding (E) (F)
         5.330%, 10/02/06                                14,462          14,462
   Kaupthing Bank MTN (E) (F)
         5.390%, 10/20/06                                16,435          16,435
   Lakeside Funding (E)
         5.330%, 10/10/06                                 3,930           3,930
   Landsbanki Islands (E) (F)
         5.410%, 10/16/06                                12,490          12,490
   Morgan Stanley EXL (E)
         5.390%, 10/04/06                                 2,301           2,301
   Morgan Stanley EXL, Ser S (E)
         5.350%, 10/03/06                                 3,287           3,287
   Natexis Banques (E) (F)
         5.310%, 10/16/06                                 6,410           6,409
   Nationwide Building Society (E) (F)
         5.424%, 12/28/06                                 3,616           3,616
         5.360%, 10/10/06                                 6,574           6,574

--------------------------------------------------------------------------------
64         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nordbank (E) (F)
         5.360%, 10/23/06                         $      11,176   $      11,174
   Northern Rock (E) (F)
         5.370%, 10/03/06                                 6,771           6,771
   Pacific Life Global Funding (E) (F)
         5.380%, 10/13/06                                 4,930           4,930
   Premium Asset Trust,
      Ser 2004-10 (E) (F)
         5.370%, 10/16/06                                 9,203           9,203
   SLM EXL, Ser S (E) (F)
         5.330%, 10/16/06                                 7,231           7,231
   Sigma Finance MTN (F)
         4.745%, 11/09/06                                 3,550           3,550
   Skandinav Enskilda Bank (E) (F)
         5.320%, 10/18/06                                 7,231           7,231
   Stanfield Victoria MTN (E) (F)
         5.445%, 06/11/07                                 6,574           6,573
                                                                  --------------
Total Corporate Obligations
   (Cost $197,624) ($ Thousands)                                        197,624
                                                                  --------------
COMMERCIAL PAPER (C) (D) -- 1.7%
   Broadhollow Funding
         5.502%, 10/02/06                                13,148          13,144
   Citius I Funding
         5.313%, 10/17/06                                 3,287           3,279
   Elysian Funding LLC
         5.427%, 11/27/06                                 5,900           5,849
         5.401%, 11/20/06                                 5,276           5,235
         5.390%, 11/06/06                                 6,574           6,538
   Georgetown Funding
         5.349%, 10/24/06                                 1,692           1,686
   Mica Funding LLC
         5.299%, 10/12/06                                 6,574           6,562
   Ocala Funding
         5.321%, 10/20/06                                 3,287           3,277
         5.318%, 10/10/06                                 7,496           7,485
   Rhineland Funding Capital
         5.470%, 10/12/06                                 3,287           3,281
         5.378%, 12/12/06                                 2,164           2,141
                                                                  --------------
Total Commercial Paper
   (Cost $58,477) ($ Thousands)                                          58,477
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 0.9%

MORTGAGE RELATED SECURITIES -- 0.9%
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1
         5.466%, 11/10/06                         $       3,287   $       3,287
   Commodore, Ser 2003-2A, Cl A1MM
         5.470%, 12/12/06                                 3,024           3,024
   Duke Funding, Ser 2004-6B, Cl A1S1
         5.577%, 10/10/06                                 4,930           4,930
   Newcastle CDO, Ser 2005-6A, Cl IM1
         5.350%, 10/24/06                                 1,315           1,314
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6
         5.360%, 10/25/06                                 2,922           2,922
   Saturn Ventures II
         5.390%, 10/10/06                                 5,294           5,294
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
         5.354%, 10/30/06                                 4,889           4,889
   Whitehawk CDO Funding, Ser 2004-1A
         5.340%, 10/16/06                                 5,673           5,673
                                                                  --------------
Total Asset-Backed Securities
   (Cost $31,333) ($ Thousands)                                          31,333
                                                                  --------------
CASH EQUIVALENTS -- 1.6%
   Merrill Lynch EBP Master,
         5.220%**                                     5,382,767           5,383
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.330%**++                               50,021,630          50,022
                                                                  --------------
Total Cash Equivalents
   (Cost $55,405) ($ Thousands)                                          55,405
                                                                  --------------
MASTER NOTE (C) -- 0.5%
   Bank of America
         5.445%, 10/02/06                                16,435          16,435
                                                                  --------------
Total Master Note
   (Cost $16,435) ($ Thousands)                                          16,435
                                                                  --------------
CERTIFICATES OF DEPOSIT (C) -- 0.4%
   Barclays Bank (E)
         5.440%, 06/11/07                                 3,287           3,287
   CC USA MTN (F)
         5.520%, 06/18/07                                 6,574           6,574
   U.S. Trust of New York (E)
         5.370%, 10/13/06                                 2,629           2,629
                                                                  --------------
Total Certificates of Deposit
   (Cost $12,490) ($ Thousands)                                          12,490
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          65

SCHEDULE OF INVESTMENTS


Large Cap Growth Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.0%
   U.S. Treasury Bill
         4.990%, 11/24/06                         $       1,274   $       1,265
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $1,264) ($ Thousands)                                            1,265
                                                                  -------------

REPURCHASE AGREEMENTS (C) (G) -- 1.1%
   Barclays
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $9,136,244
      (collateralized by a U.S.
      Government Obligation, par
      value $8,722,094, 6.000%,
      05/15/11; with total market
      value $9,314,876)                                   9,132           9,132
   Deutsche Bank
      5.330%, dated 09/29,06, to be
      repurchased on 10/02/06,
      repurchase price $13,153,602
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $113,728-
      $3,847,890, 3.750%-5.300%,
      02/21/08-04/25/14; with total
      market value $13,410,758)                          13,148          13,148
   Lehman Brothers
      5.330%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $16,442,002
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $1,134,652-
      $2,022,126, 2.500%-5.705%,
      01/30/07-05/18/16; with total
      market value $16,763,582)                          16,435          16,435
                                                                  -------------
Total Repurchase Agreements
   (Cost $38,715) ($ Thousands)                                          38,715
                                                                  -------------
Total Investments -- 110.2%
   (Cost $3,321,294) ($ Thousands)                                $   3,765,489
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                               NUMBER OF      EXPIRATION    APPRECIATION
CONTRACT                              CONTRACTS            DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index                      79        Dec-2006            $775
                                                                           ====

Percentages are based on Net Assets of $3,415,529 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at September 30, 2006 (see Note 7). The total value of securities on loan at September 30, 2006 was $343,450 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of September 30, 2006 was $355,074 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(F) This Security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement.

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
66          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Tax-Managed Small Cap Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

31.4%  Financials
14.7%  Short-Term Investments
14.5%  Information Technology
10.4%  Consumer Discretionary
 8.7%  Industrials
 7.9%  Health Care
 3.6%  Energy
 3.3%  Materials
 2.8%  Utilities
 1.7%  Consumer Staples
 0.5%  Telecommunication Services
 0.4%  Asset-Backed Security
 0.1%  U.S. Treasury Obligation
 0.0%  Warrants

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.4%

CONSUMER DISCRETIONARY -- 14.8%
   99 Cents Only Stores*                                  3,500   $          41
   Aaron Rents                                            1,200              28
   Abercrombie & Fitch, Cl A                              3,265             227
   Advance Auto Parts                                     5,500             181
   Aeropostale*                                           1,000              29
   America's Car-Mart (B)*                                1,400              23
   American Eagle Outfitters                              1,900              83
   American Greetings, Cl A (B)                          19,200             444
   AnnTaylor Stores (B)*                                  7,850             329
   Applebee's International                               1,900              41
   Arbitron                                                 800              30
   ArvinMeritor (B)                                      43,400             618
   Autoliv                                               17,900             986
   Autonation*                                           10,115             211
   Bally Technologies (B)*                               19,600             345
   Bandag (B)                                             6,900             283
   Barnes & Noble                                        23,000             873
   Beazer Homes USA (B)                                   6,900             269
   Bebe Stores                                            1,700              42
   Belo, Cl A                                            15,000             237
   Big Lots (B)*                                         10,800             214
   Blyth                                                  2,700              66
   Bob Evans Farms                                          800              24
   Borders Group                                         17,600             359
   BorgWarner (B)                                        16,600             949
   Boyd Gaming                                           10,200             392
   Bright Horizons Family Solutions (B)*                 15,200             634
   Brunswick                                             19,400             605
   Build-A-Bear Workshop (B)*                             1,300              30
   Cabela's, Cl A (B)*                                    2,400              52
   Callaway Golf                                          2,200              29
   Carmax*                                               10,030             418
   Carter's (B)*                                         19,600             517
   Catalina Marketing                                     1,300              36
   Cato, Cl A (B)                                        30,950             678

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CBRL Group                                               800   $          32
   CEC Entertainment*                                       900              28
   Champion Enterprises*                                  4,000              28
   Charming Shoppes*                                      1,700              24
   Cherokee                                                 900              33
   Chipotle Mexican Grill, Cl A (B)*                     10,700             531
   Circuit City Stores                                   16,000             402
   Citadel Broadcasting                                   4,300              40
   CKX (B)*                                              21,900             273
   Claire's Stores (B)                                    2,600              76
   Coach*                                                21,700             746
   Coldwater Creek*                                       1,350              39
   Columbia Sportswear*                                   1,300              73
   Corinthian Colleges (B)*                              28,100             304
   Cosi*                                                  5,500              29
   CROCS (B)*                                            26,500             900
   Crown Media Holdings, Cl A*                            7,100              32
   Dana                                                  89,500              93
   Dick's Sporting Goods (B)*                               800              36
   Dollar Tree Stores*                                    4,700             146
   Domino's Pizza (B)                                     5,600             144
   Dover Motorsports                                     19,800             107
   DSW, Cl A (B)*                                         1,600              50
   Entercom Communications                                1,100              28
   Ethan Allen Interiors (B)                                700              24
   Finish Line, Cl A                                     23,100             292
   Fisher Communications*                                   600              25
   Foot Locker                                           11,339             286
   Fossil*                                                1,300              28
   Four Seasons Hotels                                    6,600             421
   GameStop, Cl A (B)*                                    4,503             208
   Gaylord Entertainment*                                 8,700             381
   Gemstar-TV Guide International*                        8,500              28
   Getty Images (B)*                                        300              15
   Goodyear Tire & Rubber (B)*                           36,400             528
   Great Wolf Resorts*                                    2,400              29
   GSI Commerce*                                          2,700              40
   Guess?*                                                5,460             265
   Guitar Center*                                           700              31
   Gymboree*                                             27,815           1,173
   Handleman                                             13,300             101
   Harman International Industries (B)                   12,000           1,001
   Hasbro                                                11,372             259
   Haverty Furniture                                      2,000              32
   Hibbett Sporting Goods (B)*                           26,200             686
   Hooker Furniture                                       1,800              26
   Hovnanian Enterprises, Cl A*                           1,000              29
   IHOP                                                   1,900              88
   Interactive Data*                                        900              18
   ITT Educational Services*                              5,210             345
   Jakks Pacific*                                        16,800             300
   Jarden (B)*                                           17,700             584
   Jo-Ann Stores (B)*                                    26,000             435
   Jones Apparel Group (B)                               23,022             747
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          67

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   K-Swiss, Cl A                                          1,100   $          33
   KB Home (B)                                              600              26
   Kellwood                                               1,000              29
   Kimball International, Cl B                            1,600              31
   Lamar Advertising, Cl A (B)*                           1,400              75
   Landry's Restaurants (B)                              35,982           1,085
   Laureate Education*                                    9,100             436
   Leapfrog Enterprises (B)*                             26,300             209
   Lee Enterprises                                        1,100              28
   Levitt, Cl A (B)                                       1,000              12
   Life Time Fitness*                                     9,000             417
   Live Nation*                                           1,300              27
   LKQ (B)*                                              12,375             272
   Lodgenet Entertainment*                                  800              15
   Lodgian*                                               2,300              31
   Martha Stewart Living Omnimedia, Cl A (B)*            13,600             242
   Mattel                                                15,800             311
   Matthews International, Cl A                           3,400             125
   McClatchy, Cl A                                        1,900              80
   Media General, Cl A                                      700              26
   Meredith                                               1,700              84
   Meritage Homes (B)*                                    8,100             337
   Mestek Inc*                                            2,100              30
   Modine Manufacturing                                   1,200              29
   Morningstar*                                           3,800             140
   NetFlix (B)*                                           1,100              25
   New York*                                              2,900              38
   Nutri/System (B)*                                      5,855             365
   NVR (B)*                                               1,600             856
   O'Reilly Automotive*                                   1,600              53
   Orient-Express Hotels, Cl A                           10,200             381
   Oxford Industries                                        800              34
   Palm Harbor Homes (B)*                                 1,800              27
   Panera Bread, Cl A (B)*                                7,400             431
   Pantry (B)*                                            8,955             505
   Payless Shoesource*                                   11,700             291
   Penn National Gaming*                                 13,600             497
   Petco Animal Supplies*                                 2,200              63
   PetSmart (B)                                           6,600             183
   PF Chang's China Bistro (B)*                          11,200             389
   Phillips-Van Heusen                                   10,320             431
   Pier 1 Imports (B)                                    54,300             403
   Polaris Industries (B)                                   700              29
   Polo Ralph Lauren (B)                                 12,600             815
   Pool                                                     500              19
   Pre-Paid Legal Services (B)                              800              32
   Priceline.com (B)*                                     9,635             354
   ProQuest (B)*                                         17,400             227
   Quiksilver (B)*                                      130,400           1,584
   RadioShack (B)                                        30,100             581
   Rare Hospitality International*                          700              21
   RC2*                                                   1,000              34
   RCN*                                                   8,600             243

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Reader's Digest Association                            2,200   $          29
   Regal Entertainment Group, Cl A (B)                    1,300              26
   Rent-A-Center*                                         3,700             108
   Ross Stores                                              900              23
   Ruby Tuesday                                             800              23
   Ryland Group (B)                                       8,200             354
   Saks (B)*                                             34,640             599
   Salem Communications, Cl A*                            2,600              29
   Sauer-Danfoss                                            900              22
   Scholastic (B)*                                       13,300             414
   Scientific Games, Cl A*                                  700              22
   Select Comfort (B)*                                    1,350              30
   Service International                                  3,400              32
   Sharper Image (B)*                                     2,300              24
   Shuffle Master (B)*                                    1,000              27
   Six Flags (B)*                                         5,200              27
   Skyline                                                  600              23
   Snap-On                                                5,700             254
   Sonic (B)*                                            35,815             810
   Sonic Automotive                                      13,900             321
   Sotheby's Holdings, Cl A*                             11,990             387
   Stage Stores                                           2,600              76
   Standard-Pacific (B)                                   1,200              28
   Station Casinos (B)                                    2,400             139
   Stein Mart                                             2,400              36
   Strayer Education                                        300              32
   Stride Rite (B)                                       38,900             543
   Sun-Times Media Group, Cl A (B)                        4,700              31
   Sunterra*                                             24,135             273
   Talbots                                               15,596             425
   Technical Olympic USA                                  6,450              63
   Tempur-Pedic International (B)*                        2,300              39
   Texas Roadhouse, Cl A (B)*                             2,400              29
   Thor Industries                                          600              25
   Tiffany                                                1,000              33
   Toll Brothers*                                         1,100              31
   Tractor Supply*                                          400              19
   Triarc, Cl A (B)                                       6,300             105
   Triarc, Cl B                                           1,200              18
   Tuesday Morning (B)                                    3,400              47
   Under Armour, Cl A (B)*                               29,825           1,194
   Unifi*                                                 6,900              17
   United Auto Group                                        600              14
   Vail Resorts*                                          1,400              56
   Valassis Communications (B)*                          12,500             221
   VF                                                     3,700             270
   Visteon (B)*                                          32,800             267
   Volcom (B)*                                           13,000             293
   Weight Watchers International (B)                     23,500           1,042
   Wet Seal, Cl A (B)*                                   28,900             177
   Whirlpool (B)                                          8,500             715
   Williams-Sonoma (B)                                    1,500              49
   Winnebago Industries (B)                                 900              28
   WMS Industries*                                        1,500              44
--------------------------------------------------------------------------------
68          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   World Wrestling Entertainment                          1,700   $          28
   Wynn Resorts (B)*                                      6,100             415
   Xerium Technologies                                    2,600              29
   XM Satellite Radio Holdings, Cl A (B)*                 5,800              75
   Yankee Candle                                          1,100              32
   Zale*                                                  1,000              28
                                                                  --------------
                                                                         46,553
                                                                  --------------
CONSUMER STAPLES -- 2.5%
   American Italian Pasta, Cl A (B)                       6,300              49
   BJ's Wholesale Club*                                  10,200             298
   Boston Beer, Cl A (B)*                                   800              26
   Casey's General Stores                                   900              20
   Chattem*                                               1,400              49
   Church & Dwight (B)                                    4,600             180
   Dean Foods*                                           14,700             618
   Delta & Pine Land                                      2,100              85
   Diamond Foods                                          1,900              27
   Gold Kist*                                             4,200              88
   Hain Celestial Group*                                 39,090             999
   Lance                                                  1,800              40
   Molson Coors Brewing, Cl B                            15,900           1,095
   Nash Finch (B)                                        11,300             266
   NBTY*                                                  1,200              35
   Pathmark Stores*                                      23,300             232
   PepsiAmericas (B)                                     30,100             642
   Pilgrim's Pride                                       16,900             462
   Playtex Products*                                      3,500              47
   Prestige Brands Holdings*                              4,600              51
   Ralcorp Holdings*                                      1,100              53
   Rite Aid (B)*                                          6,700              30
   Supervalu (B)                                         47,100           1,397
   TreeHouse Foods*                                       1,400              33
   Tyson Foods, Cl A                                      2,400              38
   United Natural Foods (B)*                             15,165             470
   Universal                                              6,600             241
   Village Super Market                                   1,700             114
   WD-40                                                    900              32
   Weis Markets                                             500              20
   Wild Oats Markets*                                     1,800              29
                                                                  --------------
                                                                          7,766
                                                                  --------------
ENERGY -- 5.2%
   Arch Coal (B)                                          1,600              46
   ATP Oil & Gas*                                           800              29
   Atwood Oceanics (B)*                                     600              27
   Berry Petroleum, Cl A                                  3,400              96
   Bristow Group*                                         1,800              62
   Cameron International (B)*                            14,100             681
   Cheniere Energy*                                       1,100              33
   Consol Energy                                          7,600             241
   Core Laboratories*                                     4,400             281

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Delek US Holdings*                                     1,800   $          33
   Delta Petroleum (B)*                                   2,000              45
   Denbury Resources*                                     1,000              29
   Dresser-Rand Group*                                   14,800             302
   Dril-Quip (B)*                                         6,960             471
   Energy Partners (B)*                                   2,400              59
   EOG Resources                                            800              52
   EXCO Resources*                                       36,700             455
   FMC Technologies*                                     12,590             676
   Forest Oil*                                            1,700              54
   Foundation Coal Holdings (B)                           3,800             123
   General Maritime (B)                                     700              26
   Global Industries (B)*                                48,000             747
   Grant Prideco (B)*                                    19,500             742
   Grey Wolf (B)*                                         2,400              16
   Gulf Island Fabrication                                1,200              31
   Gulfmark Offshore*                                     1,000              32
   Hanover Compressor (B)*                                1,700              31
   Harvest Natural Resources (B)*                         2,600              27
   Helix Energy Solutions Group (B)*                     29,700             992
   Helmerich & Payne                                      1,300              30
   Hercules Offshore*                                       900              28
   Hess (B)                                              25,800           1,069
   Holly (B)                                              6,130             266
   Hornbeck Offshore Services*                              700              23
   Houston Exploration*                                   6,000             331
   Hydril*                                                  600              34
   Input/Output (B)*                                     41,400             411
   Lone Star Technologies*                                  500              24
   Mariner Energy*                                        1,374              25
   Maverick Tube*                                         1,400              91
   National Oilwell Varco (B)*                            2,100             123
   Newfield Exploration*                                  7,200             277
   NS Group (B)*                                         18,880           1,219
   Occidental Petroleum                                   2,856             137
   Oceaneering International*                             1,000              31
   Oil States International*                                700              19
   Parker Drilling*                                       2,500              18
   Patterson-UTI Energy                                  13,200             314
   Peabody Energy                                         2,400              88
   PetroHawk Energy*                                      2,800              29
   Petroleum Development*                                   800              32
   Plains Exploration & Production*                       1,600              69
   Range Resources                                       17,700             447
   RPC                                                    2,250              41
   Southwestern Energy*                                  16,100             481
   Stone Energy*                                         12,100             490
   Superior Energy Services*                              1,100              29
   Swift Energy (B)*                                     23,300             974
   Tesoro                                                16,300             945
   Tetra Technologies*                                   14,600             353
   Ultra Petroleum*                                         900              43
   Universal Compression Holdings*                          500              27

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          69

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Veritas DGC (B)*                                      14,000   $         921
   W-H Energy Services*                                     900              37
   Whiting Petroleum*                                     1,000              40
   World Fuel Services                                    8,735             353
                                                                  --------------
                                                                         16,308
                                                                  --------------
FINANCIALS -- 18.0%
   1st Source                                               440              13
   A.G. Edwards                                           2,900             155
   Acadia Realty Trust+                                   1,200              31
   Accredited Home Lenders
      Holding (B)*                                       13,600             489
   Advance America Cash Advance Centers                   2,000              29
   Affiliated Managers Group (B)*                        31,130           3,116
   Agree Realty+                                          1,700              56
   Alexander's+*                                            100              31
   Alexandria Real Estate Equities+                       4,900             460
   Alfa                                                   1,200              21
   AllianceBernstein Holding                              1,232              85
   Allied Capital (B)                                       800              24
   AMB Property+ (B)                                      3,900             215
   AmCOMP*                                               45,900             446
   Amcore Financial                                       1,600              48
   American Capital Strategies (B)                          700              28
   American Financial Group (B)                          22,200           1,042
   American Financial Realty Trust+                       2,600              29
   American Home Mortgage Investment+ (B)                   800              28
   American National Insurance                              500              58
   AmeriCredit*                                          14,200             355
   AmerUs Group (B)                                      10,400             707
   Amvescap ADR                                          26,700             585
   Annaly Mortgage Management+ (B)                        3,400              45
   Anthracite Capital+                                    2,300              30
   Apartment Investment & Management, Cl A+                 300              16
   Arrow Financial                                          637              16
   Ashford Hospitality Trust+                             1,600              19
   Aspen Insurance Holdings                              18,400             475
   Astoria Financial (B)                                 24,300             749
   BancFirst                                                700              33
   BancorpSouth (B)                                      23,200             644
   Bank Mutual                                            1,700              21
   Bank of Hawaii                                         6,300             303
   BankAtlantic Bancorp, Cl A                             1,900              27
   Bankunited Financial, Cl A                             9,020             235
   Bear Stearns (B)                                       7,000             981
   BioMed Realty Trust+                                   7,200             218
   Boston Private Financial Holdings                     14,200             396
   Brandywine Realty Trust+                               3,183             104
   BRE Properties, Cl A+                                    400              24
   Calamos Asset Management, Cl A                         3,200              94
   Capital Lease Funding+                                 2,500              28

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Capital One Financial                                  1,210   $          95
   Capital Trust, Cl A+                                     500              20
   CapitalSource+ (B)                                    22,962             593
   Capitol Federal Financial (B)                            300              11
   Cathay General Bancorp                                   500              18
   CB Richard Ellis Group, Cl A (B)*                     23,010             566
   CentraCore Properties Trust+                           2,200              70
   Central Pacific Financial                              7,800             285
   Charter Financial (B)                                  1,100              44
   Chemical Financial (B)                                   900              27
   CIT Group                                              7,300             355
   City National                                         12,000             805
   Clifton Savings Bancorp (B)                            9,700             109
   Colonial BancGroup (B)                                56,800           1,392
   Colonial Properties Trust+ (B)                           400              19
   Columbia Equity Trust+                                 1,600              27
   Commerce Bancorp (B)                                     700              26
   Commerce Bancshares (B)                               13,792             697
   Community Banks (B)                                      735              20
   CompuCredit (B)*                                       3,000              91
   Corporate Office Properties Trust+                    10,900             488
   Cousins Properties+                                    4,100             140
   Crawford, Cl B                                        16,500             112
   Crescent Real Estate Equities+ (B)                     1,000              22
   Cullen/Frost Bankers                                   4,800             278
   Deerfield Triarc Capital+                              3,200              42
   Delphi Financial Group, Cl A                             600              24
   DiamondRock Hospitality+                               1,600              27
   Downey Financial                                         500              33
   Duke Realty+                                             900              34
   E*Trade Financial*                                    78,600           1,880
   East West Bancorp (B)                                 11,100             440
   EastGroup Properties+                                    400              20
   Eaton Vance (B)                                       17,100             494
   Education Realty Trust+                                2,400              35
   Endurance Specialty Holdings                          15,577             549
   Entertainment Properties Trust+                          800              39
   Equity Lifestyle Properties+                             700              32
   Evercore Partners, Cl A*                              11,000             317
   Extra Space Storage+ (B)                               3,600              62
   Federal Agricultural Mortgage, Cl C (B)               17,000             450
   Federal Realty Investment Trust+                         300              22
   Financial Federal                                      1,000              27
   Financial Institutions                                 2,200              51
   First American (B)                                    20,800             881
   First Bancorp Puerto Rico                              3,100              34
   First Busey (B)                                          900              20
   First Cash Financial Services*                        32,000             659
   First Charter (B)                                      3,100              75
   First Commonwealth Financial (B)                       4,800              63
   First Financial Bancorp                                4,200              67
   First Financial Bankshares (B)                         1,500              57

--------------------------------------------------------------------------------
70          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First Horizon National                                   700   $          27
   First Marblehead (B)                                   1,300              90
   First Midwest Bancorp                                  6,400             242
   First Niagara Financial Group                         53,300             777
   First Potomac Realty Trust+                              800              24
   FNB                                                    8,300             138
   FNB (Virginia)                                           400              14
   Franklin Street Properties+ (B)                        2,400              48
   Fulton Financial                                       9,450             153
   Getty Realty+                                          4,400             129
   GFI Group*                                             5,100             282
   Glacier Bancorp                                          900              31
   Gladstone Capital (B)                                  1,200              26
   Glenborough Realty Trust+                              1,500              39
   Glimcher Realty Trust+ (B)                             4,900             121
   Global Signal+                                           200              10
   GMH Communities Trust+                                 2,500              32
   Gramercy Capital+                                      1,000              25
   Greenhill (B)                                         14,200             952
   Hancock Holding                                          500              27
   Hanover Insurance Group (B)                           29,900           1,334
   Harleysville Group                                       400              14
   Hersha Hospitality Trust+                              2,900              28
   Highland Hospitality+                                  3,100              44
   Highwoods Properties+                                    600              22
   Home Bancshares                                       13,100             289
   Horace Mann Educators                                  3,500              67
   Hospitality Properties Trust+ (B)                     11,100             524
   Host Hotels & Resorts+ (B)                            28,400             651
   Housevalues (B)*                                       5,300              31
   Hudson City Bancorp (B)                                5,600              74
   Huntington Bancshares                                 33,000             790
   IndyMac Bancorp (B)                                    2,600             107
   Inland Real Estate+                                    7,000             123
   Innkeepers USA Trust+                                 13,600             222
   International Bancshares                               4,100             122
   Investment Technology Group*                           6,010             269
   Investors Financial Services (B)                       4,300             185
   Irwin Financial (B)                                    3,600              70
   Janus Capital Group                                    1,800              35
   Jefferies Group (B)                                   25,700             732
   JER Investors Trust+                                   1,800              31
   Kilroy Realty+                                           400              30
   Knight Capital Group, Cl A*                            2,300              42
   Lakeland Bancorp (B)                                   1,213              17
   LandAmerica Financial Group (B)                       13,800             908
   LaSalle Hotel Properties+                                700              30
   Lazard, Cl A (B)                                       2,500             100
   Leucadia National                                      1,000              26
   Lexington Corporate Properties
      Trust+ (B)                                          3,800              80
   Luminent Mortgage Capital+                             3,800              39
   Macerich+                                              5,500             420
   MAF Bancorp                                              600              25

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Maguire Properties+                                      600   $          24
   Markel*                                                  500             205
   Marshall & Ilsley                                      2,145             103
   Max Re Capital                                         2,000              46
   MFA Mortgage Investments+                              4,000              30
   MGIC Investment                                        5,700             342
   Mid-America Apartment Communities+                     1,300              80
   Mid-State Bancshares                                     900              25
   Move*                                                102,200             502
   Nara Bancorp                                             900              16
   Nasdaq Stock Market (B)*                               3,200              97
   National Financial Partners                           10,251             421
   National Health Investors+                             1,300              37
   National Health Realty+                                1,600              32
   National Penn Bancshares (B)                           3,605              71
   National Retail Properties+                            1,200              26
   Nationwide Financial Services, Cl A                   19,500             938
   Nationwide Health Properties+                            400              11
   Navigators Group*                                        800              38
   NBT Bancorp                                            3,100              72
   New Century Financial+ (B)                            13,300             523
   New Plan Excel Realty Trust+                          13,700             371
   Newcastle Investment+ (B)                              1,400              38
   NorthStar Realty Finance+                             10,300             131
   Northwest Bancorp                                      1,100              28
   Nuveen Investments, Cl A (B)                          25,400           1,301
   OceanFirst Financial                                   1,700              36
   Old National Bancorp (B)                              14,200             271
   Old Republic International                            31,875             706
   One Liberty Properties+ (B)                            1,500              34
   optionsXpress Holdings (B)*                            1,200              33
   Parkway Properties+                                      600              28
   PartnerRe                                                700              47
   Piper Jaffray*                                        16,300             988
   Platinum Underwriters Holdings                        17,000             524
   Popular (B)                                           23,100             449
   Portfolio Recovery Associates*                         4,500             197
   Post Properties+                                         600              29
   ProAssurance (B)*                                      3,700             182
   PS Business Parks+                                     1,400              84
   Public Storage+                                          984              85
   R & G Financial, Cl B                                  4,000              30
   Radian Group                                          17,400           1,044
   RAIT Investment Trust+                                 1,100              32
   Ramco-Gershenson Properties+                           1,000              32
   Rayonier+                                              2,850             108
   Realty Income+                                         7,400             183
   Republic Bancorp                                      10,600             141
   S&T Bancorp                                              900              29
   Saul Centers+                                          1,300              59
   Saxon Capital+                                         2,500              35
   Seacoast Banking of Florida                              900              27
   South Financial Group                                    400              10
   Sovereign Bancorp (B)                                  3,345              72
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          71

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sovran Self Storage+ (B)                               1,100   $          61
   Spirit Finance+                                        3,300              38
   St. Joe (B)                                              600              33
   Stancorp Financial Group                               8,800             393
   Sterling Bancshares                                    1,500              30
   Sterling Financial, Washington Shares                 15,802             512
   Stewart Information Services                           9,000             313
   Strategic Hotels & Resorts+ (B)                       46,800             930
   Sun Communities+ (B)                                   3,900             125
   Sunstone Hotel Investors+ (B)                          5,300             158
   SVB Financial Group (B)*                              18,300             817
   Tanger Factory Outlet Centers+                           900              32
   TCF Financial (B)                                     35,300             928
   TD Banknorth (B)                                       5,895             170
   Technology Investment Capital (B)                      4,500              66
   Tejon Ranch*                                           2,100              89
   Texas Regional Bancshares, Cl A                          330              13
   Toronto-Dominion Bank                                  1,494              88
   Triad Guaranty*                                          600              31
   Trizec Properties+                                     7,000             202
   Trustmark                                                700              22
   Trustreet Properties+ (B)                              2,400              30
   U-Store-It Trust+ (B)                                  6,100             131
   Umpqua Holdings (B)                                    8,300             237
   UnionBanCal                                           14,300             871
   United Bankshares (B)                                 13,100             488
   United Community Banks                                   700              21
   United Dominion Realty Trust+                            700              21
   Universal American Financial*                         15,100             243
   Universal Health Realty Income Trust+                    300              11
   UnumProvident (B)                                     39,200             760
   Valley National Bancorp                                4,620             118
   Ventas+                                                1,400              54
   Virginia Financial Group (B)                             750              21
   Waddell & Reed Financial, Cl A                         1,000              25
   Washington Federal                                     1,800              40
   Washington Mutual                                      2,762             120
   Washington Real Estate Investment
      Trust+                                              1,600              64
   Webster Financial (B)                                  8,500             400
   WesBanco                                               1,500              44
   Westfield Financial (B)                                  800              25
   Whitney Holding                                        1,200              43
   Wilmington Trust                                       1,900              85
   Wilshire Bancorp                                         700              13
   Winston Hotels+                                       26,500             326
   Wintrust Financial                                     8,900             446
   Zions Bancorporation                                     250              20
                                                                  --------------
                                                                         56,632
                                                                  --------------


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 11.3%
   Abaxis*                                                2,200   $          51
   Accelrys (B)*                                         41,200             259
   Adolor*                                                1,700              24
   Affymetrix (B)*                                       36,500             787
   Albany Molecular Research*                             3,100              29
   Align Technology (B)*                                  4,700              53
   Alkermes*                                             32,700             518
   Allscripts Healthcare Solutions (B)*                   1,700              38
   Alpharma, Cl A (B)                                    23,100             540
   American Medical Systems Holdings (B)*                 6,000             111
   Amylin Pharmaceuticals (B)*                            2,400             106
   Anadys Pharmaceuticals*                               10,800              31
   Analogic                                                 500              26
   Andrx*                                                 1,500              37
   Applera - Applied Biosystems Group                     3,700             122
   Applera - Celera Genomics Group (B)*                  35,600             496
   Apria Healthcare Group (B)*                           20,700             409
   Arrow International                                      600              19
   Arthrocare*                                            6,035             283
   Axcan Pharma (B)*                                     22,308             305
   Barr Pharmaceuticals*                                 12,400             644
   Beckman Coulter                                          500              29
   Bruker BioSciences*                                    4,400              31
   Cambrex (B)                                           22,600             468
   Cardiome Pharma*                                      17,300             200
   Cephalon (B)*                                         29,600           1,828
   Cerner (B)*                                              400              18
   Chemed                                                 2,100              68
   Coley Pharmaceutical Group*                            2,500              29
   Community Health Systems (B)*                         15,000             560
   Conmed*                                                1,300              27
   Cooper (B)                                            17,500             936
   Covance*                                                 500              33
   Cubist Pharmaceuticals (B)*                           64,320           1,398
   CV Therapeutics (B)*                                  70,500             785
   Cytyc*                                                 1,500              37
   Dade Behring Holdings (B)                             15,200             610
   Dendreon (B)*                                         35,900             160
   Depomed (B)*                                          44,000             180
   Dionex*                                                  500              25
   Discovery Laboratories (B)*                           26,400              56
   Diversa (B)*                                          10,400              83
   DJO*                                                  15,900             660
   Edwards Lifesciences (B)*                              4,000             186
   Emdeon*                                                9,900             116
   Endo Pharmaceuticals Holdings*                        26,100             850
   Enzon Pharmaceuticals*                                 2,600              21
   eResearch Technology (B)*                             51,000             414


--------------------------------------------------------------------------------
72          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ev3 (B)*                                               2,795   $          48
   Exelixis*                                              2,800              24
   Express Scripts (B)*                                  10,100             762
   Fisher Scientific International (B)*                   1,400             110
   Flamel Technologies ADR (B)*                           8,900             167
   Foxhollow Technologies (B)*                            1,400              48
   Gen-Probe*                                               700              33
   Geron (B)*                                             4,200              26
   Health Net (B)*                                        5,300             231
   HealthSpring (B)*                                     15,200             293
   Healthways (B)*                                        9,075             405
   Henry Schein*                                            300              15
   Hillenbrand Industries                                   600              34
   Hologic (B)*                                          20,435             889
   Human Genome Sciences*                                 2,500              29
   Humana*                                                  300              20
   ICOS (B)*                                              1,400              35
   ICU Medical*                                             700              32
   Idenix Pharmaceuticals (B)*                            3,200              31
   Idexx Laboratories*                                    3,700             337
   Immucor (B)*                                          25,075             562
   Integra LifeSciences Holdings*                           600              22
   Intermagnetics General (B)*                            3,900             105
   Intralase*                                             1,700              34
   Intuitive Surgical*                                      500              53
   Invacare                                               1,300              31
   inVentiv Health*                                       9,415             302
   Inverness Medical Innovations (B)*                     1,000              35
   Invitrogen (B)*                                       13,300             843
   Kendle International*                                  8,315             266
   King Pharmaceuticals*                                 22,600             385
   Kos Pharmaceuticals*                                   6,300             311
   KV Pharmaceutical, Cl A (B)*                           1,900              45
   Kyphon*                                                  700              26
   Lifecell*                                              3,200             103
   LifePoint Hospitals*                                     800              28
   Ligand Pharmaceuticals, Cl B (B)*                      5,500              55
   Lincare Holdings*                                      3,900             135
   Magellan Health Services*                             11,000             469
   Manor Care (B)                                         4,400             230
   Medarex (B)*                                         115,600           1,242
   Medicines*                                             2,900              65
   Merit Medical Systems*                                 2,500              34
   Metabasis Therapuetics*                                5,299              30
   MGI Pharma (B)*                                       29,800             513
   Micrus Endovascular*                                  40,900             530
   Millennium Pharmaceuticals*                            3,700              37
   Millipore (B)*                                           400              25
   Mylan Laboratories                                     1,100              22
   Myriad Genetics (B)*                                  22,500             555
   Nastech Pharmaceutical (B)*                           48,800             745
   Nektar Therapeutics (B)*                               1,600              23
   Neurocrine Biosciences (B)*                           13,600             146

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   NPS Pharmaceuticals*                                   6,200   $          24
   NuVasive*                                              1,600              32
   Nuvelo (B)*                                            2,300              42
   Odyssey HealthCare*                                    1,800              26
   Omnicare                                               4,000             172
   OSI Pharmaceuticals (B)*                               1,318              49
   Owens & Minor                                            700              23
   Par Pharmaceutical*                                    2,100              38
   Parexel International (B)*                             4,400             146
   Patterson                                                900              30
   PDL BioPharma (B)*                                    32,600             626
   Pediatrix Medical Group (B)*                           6,580             300
   Per-Se Technologies (B)*                              13,000             296
   PerkinElmer                                            2,800              53
   Perrigo                                                1,300              22
   Pharmaceutical Product Development                    12,225             436
   Pharmacopeia Drug Discovery*                          21,850              83
   Pharmion*                                              1,700              37
   PolyMedica                                             1,300              56
   PRA International*                                       600              16
   PSS World Medical*                                    19,165             383
   Psychiatric Solutions (B)*                            20,930             713
   Radiation Therapy Services (B)*                       13,387             391
   Replidyne*                                            10,100              95
   Resmed*                                                  600              24
   Rigel Pharmaceuticals (B)*                            33,500             344
   Sciele Pharma (B)*                                    37,300             703
   Stereotaxis (B)*                                       1,900              20
   SurModics (B)*                                         1,725              61
   Symmetry Medical*                                      3,700              56
   Tanox*                                                 1,400              17
   Telik (B)*                                            71,800           1,277
   Tenet Healthcare*                                      5,100              42
   Thermo Electron (B)*                                     800              31
   Trimeris (B)*                                         12,900             114
   Trizetto Group*                                        2,800              42
   United Therapeutics*                                  16,500             867
   Universal Health Services, Cl B (B)                   15,400             923
   Valeant Pharmaceuticals International                  1,500              30
   Varian*                                                  700              32
   Varian Medical Systems (B)*                            1,000              53
   VCA Antech*                                              800              29
   Ventana Medical Systems*                               6,040             247
   Vertex Pharmaceuticals (B)*                            1,100              37
   Viasys Healthcare*                                     1,400              38
   Viropharma*                                            2,300              28
   Vital Signs                                            1,000              57
   Vnus Medical Technologies*                             4,400              29
   Watson Pharmaceuticals*                                1,100              29
   Wright Medical Group*                                  2,900              70
   Zoll Medical*                                            900              32
                                                                  --------------
                                                                         35,593
                                                                  --------------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          73

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 12.4%
   AAON                                                   1,000   $          23
   ACCO Brands*                                           1,400              31
   Actuant, Cl A (B)*                                     1,500              75
   Adesa (B)                                             24,500             566
   Advisory Board*                                        1,200              61
   Airtran Holdings*                                      1,800              18
   Alaska Air Group*                                     14,500             552
   Albany International, Cl A (B)                        17,600             560
   Alliant Techsystems*                                     300              24
   Allied Waste Industries (B)*                          46,600             525
   American Commercial Lines*                             5,020             298
   American Superconductor (B)*                           2,800              26
   American Woodmark (B)                                    800              27
   Ametek                                                   500              22
   AMR (B)*                                               1,800              42
   Angelica                                               1,400              24
   AO Smith                                              10,300             406
   Applied Industrial Technologies                        1,050              26
   Arkansas Best (B)                                      7,800             336
   Armor Holdings*                                          400              23
   Baldor Electric                                        2,100              65
   Banta (B)                                             15,900             757
   BE Aerospace (B)*                                     25,905             546
   Beacon Roofing Supply*                                 1,400              28
   Briggs & Stratton                                      8,900             245
   Brink's (B)                                           20,800           1,104
   CNH Global                                            13,800             320
   Coinstar*                                              1,200              35
   Compx International                                    7,200             112
   Continental Airlines, Cl B (B)*                       17,250             488
   Copart*                                               12,100             341
   Corporate Executive Board                              1,000              90
   Covenant Transport, Cl A*                              1,500              18
   Crane                                                    100               4
   Cubic (B)                                             13,800             270
   Cummins (B)                                           11,600           1,383
   Curtiss-Wright                                         1,100              33
   Deluxe                                                18,700             320
   Dollar Thrifty Automotive Group*                       1,200              53
   Donaldson                                                600              22
   Dun & Bradstreet*                                        500              37
   Dynamic Materials (B)                                 20,200             655
   EGL*                                                     900              33
   Energy Conversion Devices (B)*                         2,600              96
   EnPro Industries*                                        800              24
   ESCO Technologies*                                     1,800              83
   Fastenal                                               1,200              46
   Flowserve (B)*                                         9,200             465
   Forward Air                                              900              30
   Franklin Electric                                        700              37
   Gardner Denver (B)*                                   13,725             454
   GATX (B)                                               3,600             149

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Genlyte Group (B)*                                     4,125   $         294
   Global Cash Access*                                   29,300             442
   Goodman Global*                                        7,500             100
   Goodrich                                              27,700           1,122
   Gorman-Rupp                                              800              26
   Graco                                                    500              20
   Granite Construction                                   3,200             171
   Grupo TMM ADR, Cl A*                                  30,100              87
   Harsco                                                 5,500             427
   Heartland Express                                      1,800              28
   Herman Miller (B)                                     18,800             643
   HUB Group, Cl A*                                      13,250             302
   Hubbell, Cl B                                            600              29
   Huron Consulting Group*                                3,000             118
   Infrasource Services*                                  1,600              28
   Insituform Technologies, Cl A*                         1,500              36
   Jacuzzi Brands*                                       13,700             137
   JB Hunt Transport Services                            17,000             353
   JetBlue Airways (B)*                                   2,600              24
   John H. Harland                                          200               7
   Joy Global                                            25,901             974
   Kansas City Southern (B)*                             19,100             522
   Kaydon                                                   700              26
   Kirby*                                                10,400             326
   Knoll                                                 34,600             699
   Laidlaw International (B)                              8,700             238
   Lamson & Sessions (B)*                                10,880             259
   Landstar System                                        3,300             141
   Lennox International                                   3,800              87
   Lincoln Electric Holdings                                500              27
   MAIR Holdings*                                         5,300              30
   Manitowoc                                              7,800             349
   Manpower                                                 700              43
   McDermott International*                               5,902             247
   Mesa Air Group*                                        3,600              28
   Milacron (B)*                                         67,360              59
   Monster Worldwide (B)*                                13,700             496
   Moog, Cl A*                                            2,300              80
   MSC Industrial Direct, Cl A (B)                       15,800             644
   MTC Technologies*                                      1,300              31
   Mueller Industries (B)                                24,300             855
   Navistar International (B)*                           46,400           1,198
   NCI Building Systems*                                  4,190             244
   Nordson                                                  800              32
   Old Dominion Freight Line*                             1,050              32
   Orbital Sciences (B)*                                  7,700             145
   Oshkosh Truck (B)                                      9,800             495
   Pacer International                                      800              22
   Pall (B)                                              33,300           1,026
   PAM Transportation Services (B)*                       1,500              38
   PGT (B)*                                               2,500              35
   PHH*                                                   1,200              33
   Quanta Services (B)*                                  25,725             434

--------------------------------------------------------------------------------
74          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   RBC Bearings*                                         11,715   $         283
   Regal-Beloit (B)                                      10,800             470
   Republic Airways Holdings*                             2,900              45
   Resources Connection (B)*                              1,900              51
   Robbins & Myers (B)                                    9,600             297
   Robert Half International                              1,900              65
   Roper Industries                                       5,900             264
   RR Donnelley & Sons                                    1,500              49
   Ryder System                                          28,600           1,478
   School Specialty*                                        900              32
   Skywest                                                1,000              24
   SPX                                                    8,000             427
   Stericycle*                                              500              35
   Taser International (B)*                               4,000              31
   Tecumseh Products, Cl A (B)*                          23,200             353
   Teledyne Technologies (B)*                            12,800             507
   TeleTech Holdings*                                     2,300              36
   Tetra Tech*                                            1,300              23
   Thomas & Betts (B)*                                    6,730             321
   Timken                                                 8,700             259
   Toro                                                   1,400              59
   TurboChef Technologies (B)*                            2,800              39
   United Rentals (B)*                                   25,500             593
   Universal Forest Products (B)                         12,700             623
   URS*                                                     700              27
   US Airways Group*                                        600              27
   USG (B)*                                               6,800             320
   UTI Worldwide                                         19,000             531
   Viad                                                   1,200              42
   Wabtec (B)                                            40,055           1,087
   Walter Industries (B)                                  9,700             414
   Washington Group International (B)*                   11,400             671
   Waste Industries USA                                   1,800              49
   Waste Services (B)*                                    2,900              26
   Watson Wyatt Worldwide, Cl A                          14,325             586
   Watts Water Technologies, Cl A                         1,000              32
   WESCO International (B)*                               8,900             516
   Williams Scotsman International*                      38,460             821
   Woodward Governor                                     16,800             563
   YRC Worldwide*                                        17,300             641
                                                                  --------------
                                                                         39,014
                                                                  --------------
INFORMATION TECHNOLOGY -- 20.7%
   24/7 Real Media (B)*                                  31,300             267
   3Com*                                                 31,900             141
   Activision (B)*                                       65,200             985
   Acxiom                                                 1,100              27
   Adaptec*                                               5,800              26
   ADC Telecommunications*                                2,900              44
   Adobe Systems*                                           966              36
   Adtran (B)                                             2,700              64
   Advent Software*                                      15,700             568
   Aeroflex*                                              2,100              22

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Agere Systems*                                        19,300   $         288
   Akamai Technologies*                                  32,430           1,621
   Alliance Semiconductor (B)*                           29,600              99
   Altera (B)*                                          106,100           1,950
   Amdocs (B)*                                           37,700           1,493
   AMIS Holdings*                                         7,400              70
   Amphenol, Cl A                                         6,200             384
   Andrew*                                                3,400              31
   Ansys (B)*                                             2,100              93
   aQuantive (B)*                                        40,700             961
   Ariba*                                                 2,900              22
   Arris Group (B)*                                      27,800             319
   Arrow Electronics*                                     1,000              27
   Aspen Technology*                                     23,580             257
   Atheros Communications (B)*                            2,200              40
   Atmel*                                                 5,200              31
   Autodesk*                                              1,000              35
   Avanex (B)*                                           72,200             125
   Avaya (B)*                                           150,300           1,719
   Avnet*                                                12,000             235
   Avocent*                                               1,600              48
   AVX                                                    4,600              81
   Axcelis Technologies*                                  5,300              37
   BEA Systems*                                           3,400              52
   BearingPoint (B)*                                     27,200             214
   Bel Fuse, Cl B                                           600              19
   BISYS Group*                                           2,700              29
   Black Box                                              6,200             241
   Blackboard (B)*                                       12,100             321
   BMC Software*                                          4,800             131
   Brightpoint (B)*                                      17,550             250
   Brocade Communications Systems (B)*                  109,600             774
   Brooks Automation (B)*                                80,900           1,056
   Cabot Microelectronics (B)*                            3,100              89
   CACI International, Cl A*                              3,000             165
   Cadence Design Systems (B)*                            2,600              44
   Ceridian*                                              4,500             101
   CheckFree (B)*                                        17,800             735
   Citrix Systems*                                       15,000             543
   CNET Networks (B)*                                    77,500             742
   Cogent (B)*                                            2,500              34
   Cognizant Technology Solutions, Cl A (B)*              3,700             274
   Coherent*                                                400              14
   CommScope (B)*                                        18,605             611
   Comtech Telecommunications*                            1,000              33
   Comverse Technology*                                   1,900              41
   Convergys*                                            22,500             465
   Cree (B)*                                             27,800             559
   CSG Systems International (B)*                         3,400              90
   Cymer (B)*                                             9,700             426
   Cypress Semiconductor*                                 3,500              62
   Diebold                                                  800              35
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          75

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Digimarc*                                             15,700   $         122
   Digital Insight*                                       3,000              88
   Digital River (B)*                                       800              41
   Digitas*                                               5,800              56
   Ditech Networks*                                       3,800              29
   DSP Group*                                             2,300              53
   DST Systems*                                             800              49
   Earthlink (B)*                                       107,100             779
   Echelon (B)*                                           2,600              21
   eFunds*                                                1,400              34
   Electro Scientific Industries*                         1,000              21
   Electronics for Imaging*                              20,100             460
   Emcore (B)*                                            3,800              22
   Emulex*                                               13,500             245
   Entegris*                                              3,600              39
   Equinix (B)*                                             500              30
   Euronet Worldwide*                                     1,100              27
   F5 Networks (B)*                                       1,000              54
   Factset Research Systems                               8,700             423
   Fairchild Semiconductor International (B)*            27,100             507
   FEI (B)*                                               4,800             101
   Fidelity National Information Services (B)               900              33
   Filenet*                                                 700              24
   Flextronics International*                            83,300           1,053
   Flir Systems (B)*                                     15,100             410
   Formfactor (B)*                                        9,065             382
   Forrester Research*                                      900              24
   Foundry Networks (B)*                                 78,900           1,038
   Gartner*                                               2,600              46
   Global Payments (B)                                      800              35
   Greenfield Online (B)*                                 4,400              46
   Harris                                                   800              36
   Hewitt Associates, Cl A*                               9,100             221
   Hyperion Solutions*                                    1,950              67
   Imation                                                5,800             233
   InFocus (B)*                                          34,000              97
   Informatica (B)*                                      47,200             641
   Ingram Micro, Cl A*                                    1,200              23
   Integrated Device Technology*                         29,118             468
   Interdigital Communications*                           6,500             222
   Internet Security Systems*                             1,700              47
   Intersil, Cl A (B)                                    29,800             732
   Intervideo*                                            2,200              28
   Intevac*                                              13,860             233
   Iron Mountain*                                           800              34
   Itron*                                                   600              33
   Ixia*                                                  4,400              39
   Jack Henry & Associates                               14,200             309
   Kanbay International*                                  4,800              99
   Keane*                                                 4,200              61
   Kemet*                                                28,755             232
   Keynote Systems (B)*                                  31,700             334

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kopin*                                                 8,800   $          29
   Kronos*                                                1,000              34
   L-1 Identity Solutions (B)*                           12,723             166
   Lam Research (B)*                                      1,600              73
   Lattice Semiconductor (B)*                           196,900           1,343
   Lawson Software (B)*                                   3,400              25
   Lexmark International, Cl A*                           9,000             519
   Littelfuse*                                              800              28
   LSI Logic*                                            99,100             815
   Macrovision*                                           1,200              28
   Manhattan Associates*                                 10,600             256
   Mantech International, Cl A*                             900              30
   MEMC Electronic Materials*                             1,700              62
   Mentor Graphics (B)*                                  31,200             439
   Methode Electronics                                   33,500             319
   Mettler Toledo International*                            400              26
   Micrel*                                                2,700              26
   Microsemi (B)*                                        38,500             726
   MicroStrategy, Cl A*                                     300              31
   Midway Games (B)*                                      3,800              33
   MoneyGram International                               10,015             291
   MPS Group*                                             1,700              26
   Multi-Fineline Electronix (B)*                         1,600              41
   National Instruments                                   1,300              36
   NAVTEQ*                                                1,100              29
   Ness Technologies*                                     2,600              35
   Net 1 UEPS Technologies (B)*                           1,300              30
   Netgear*                                               1,300              27
   Netlogic Microsystems (B)*                            13,585             345
   Newport*                                               1,300              21
   NIC*                                                   3,700              19
   Novell*                                                4,200              26
   Novellus Systems (B)*                                 21,500             595
   ON Semiconductor*                                      4,000              24
   Openwave Systems*                                      3,600              34
   Opsware*                                               3,500              32
   Palm (B)*                                              1,200              17
   Parametric Technology (B)*                            22,400             391
   Pericom Semiconductor*                                 2,100              20
   Perot Systems, Cl A (B)*                              47,300             652
   Photronics*                                            2,800              40
   Pixelworks*                                           98,100             289
   Plantronics                                            1,600              28
   Plexus*                                                1,200              23
   PMC - Sierra*                                         26,600             158
   Polycom (B)*                                         128,000           3,140
   PowerDsine*                                           24,300             231
   Powerwave Technologies*                                4,200              32
   Presstek*                                              3,500              19
   Progress Software*                                     1,200              31
   QLogic*                                                1,800              34
   Quantum (B)*                                         128,400             280
   Quest Software*                                        1,300              19
   Rackable Systems (B)*                                 25,885             708
--------------------------------------------------------------------------------
76          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   RADWARE*                                              10,200   $         138
   Rambus (B)*                                            2,500              44
   RealNetworks*                                          3,700              39
   Red Hat (B)*                                          26,800             565
   Redback Networks (B)*                                  4,900              68
   Renaissance Learning                                   2,000              29
   RF Micro Devices (B)*                                171,600           1,301
   Riverbed Technology*                                   1,100              21
   Rofin-Sinar Technologies*                                500              30
   S1*                                                    3,900              18
   Sabre Holdings, Cl A                                  15,700             367
   SafeNet*                                               1,500              27
   Salesforce.com (B)*                                   16,300             585
   Sanmina-SCI*                                          12,900              48
   Sapient*                                               5,700              31
   Satyam Computer Services ADR (B)                      18,900             731
   Scansource*                                            1,200              36
   Seachange International (B)*                          38,500             342
   Seagate Technology                                    21,659             500
   Semtech*                                               4,000              51
   Silicon Image*                                         3,800              48
   Silicon Laboratories*                                    700              22
   Sirf Technology Holdings*                              1,200              29
   SkillSoft ADR*                                        36,495             233
   Skyworks Solutions (B)*                              227,600           1,181
   Solectron*                                           258,200             842
   Sonic Solutions*                                      15,000             229
   Sonus Networks*                                        6,500              34
   Startek                                                5,200              65
   Supertex (B)*                                            900              35
   Sybase (B)*                                           22,900             555
   Sycamore Networks*                                    11,300              43
   SYKES Enterprises*                                    11,665             237
   Symbol Technologies                                    2,500              37
   Synaptics*                                             1,300              32
   Synopsys*                                             39,300             775
   Syntel                                                 2,100              48
   Take-Two Interactive Software (B)*                     2,600              37
   Talx                                                   1,300              32
   Tech Data*                                             1,900              69
   Technitrol                                             1,200              36
   Tekelec (B)*                                          39,700             515
   Tektronix                                                800              23
   Tellabs*                                              48,100             527
   Teradyne (B)*                                         54,000             711
   Tessera Technologies*                                    900              31
   THQ (B)*                                              34,100             995
   TIBCO Software (B)*                                  215,700           1,937
   Transaction Systems Architects*                          700              24
   Trident Microsystems (B)*                             40,800             949
   Trimble Navigation*                                    6,945             327
   Triquint Semiconductor*                                5,800              30
   Ultratech (B)*                                        16,400             218
   Unisys (B)*                                           95,300             539

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   United Online                                         29,300   $         357
   Utstarcom (B)*                                        43,900             389
   Valueclick*                                            1,400              26
   Varian Semiconductor Equipment Associates*             1,450              53
   Veeco Instruments*                                     1,600              32
   VeriFone Holdings (B)*                                15,990             457
   Verint Systems*                                        1,000              30
   Viasat*                                                  900              23
   Vishay Intertechnology*                               55,500             779
   WatchGuard Technologies*                               7,600              32
   Wavecom ADR*                                          14,900             188
   WebEx Communications*                                  8,760             342
   Websense*                                              1,500              32
   Western Digital (B)*                                  50,500             914
   Wind River Systems (B)*                              100,700           1,079
   Wright Express*                                        9,445             227
   Zoran (B)*                                             5,900              95
                                                                  --------------
                                                                         64,979
                                                                  --------------
MATERIALS -- 4.7%
   Airgas                                                17,500             633
   Albemarle                                              2,400             130
   Allegheny Technologies (B)                            13,300             827
   Aptargroup (B)                                         7,400             377
   Balchem                                               19,400             384
   Ball                                                  16,900             684
   Cabot                                                  1,400              52
   Carpenter Technology                                   3,270             352
   Chesapeake                                             2,500              36
   Coeur d'Alene Mines (B)*                               5,200              25
   Commercial Metals                                      9,900             201
   Compass Minerals International (B)                     1,100              31
   Constar International (B)*                            20,900             125
   Crown Holdings*                                       41,500             772
   Cytec Industries (B)                                  17,700             984
   Deltic Timber                                            700              33
   Eagle Materials                                          800              27
   Eastman Chemical (B)                                   8,500             459
   Florida Rock Industries                                  900              35
   FMC (B)                                               16,400           1,051
   Glatfelter                                             2,300              31
   Greif, Cl A                                              600              48
   H.B. Fuller                                            1,600              38
   Headwaters (B)*                                          600              14
   Hercules (B)*                                         42,500             670
   International Flavors & Fragrances                       500              20
   Louisiana-Pacific                                     12,000             225
   Lubrizol (B)                                          14,300             654
   MacDermid                                                900              29
   Martin Marietta Materials (B)                          6,040             511
   MeadWestvaco (B)                                      14,800             392
   Metal Management                                         700              20

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          77

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Mosaic (B)*                                            6,500   $         110
   Neenah Paper                                             800              27
   NL Industries                                          2,700              27
   NN                                                     2,200              26
   Owens-Illinois*                                       18,500             285
   Packaging of America                                     900              21
   PolyOne*                                              37,100             309
   Quanex (B)                                            19,125             580
   Reliance Steel & Aluminum (B)                         10,810             347
   Rinker Group ADR                                       1,200              62
   Rock-Tenn, Cl A (B)                                   31,200             618
   Royal Gold (B)                                           900              24
   Schnitzer Steel Industries, Cl A (B)                     300               9
   Schweitzer-Mauduit International                       1,500              29
   Scotts Miracle-Gro, Cl A (B)                          12,400             552
   Sealed Air                                               600              33
   Sensient Technologies                                  2,500              49
   Sigma-Aldrich (B)                                      2,900             219
   Silgan Holdings                                          800              30
   Smurfit-Stone Container*                               2,800              31
   Steel Dynamics                                         6,900             348
   Stillwater Mining*                                     4,200              35
   Symyx Technologies*                                   26,100             553
   Terra Industries (B)*                                 11,800              91
   United States Steel                                    6,400             369
   Valhi                                                  1,400              33
   Wausau Paper                                           4,400              59
                                                                  --------------
                                                                         14,746
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.8%
   Alaska Communications Systems Group                    2,300              31
   American Tower, Cl A*                                  5,315             194
   Broadwing (B)*                                         4,200              53
   Cbeyond*                                               1,500              41
   CenturyTel                                            19,200             762
   Commonwealth Telephone Enterprises                     3,100             128
   Crown Castle International*                            2,700              95
   CT Communications                                      2,000              44
   Fairpoint Communications                               1,900              33
   General Communication, Cl A*                           1,800              22
   IDT, Cl B*                                             2,100              30
   Iowa Telecommunications Services                       1,600              32
   Level 3 Communications*                                5,500              29
   NII Holdings*                                            800              50
   North Pittsburgh Systems                               1,200              30
   Orckit Communications (B)*                            22,500             197
   Price Communications*                                  3,800              73
   SBA Communications, Cl A*                             21,375             520
   Windstream (B)                                         2,200              29
                                                                  --------------
                                                                          2,393
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 4.0%
   AGL Resources                                         11,300   $         413
   Allegheny Energy (B)*                                  1,500              60
   Allete (B)                                             8,000             348
   Avista (B)                                            26,200             621
   Black Hills                                            6,100             205
   Cascade Natural Gas                                    4,900             128
   CenterPoint Energy (B)                                44,900             643
   CH Energy Group                                        1,700              88
   Cleco (B)                                             14,800             374
   CMS Energy (B)*                                       48,600             702
   Constellation Energy Group                             7,700             456
   DPL                                                    2,300              62
   Duquesne Light Holdings                                2,300              45
   Dynegy, Cl A*                                          4,200              23
   El Paso Electric                                       2,000              45
   Empire District Electric (B)                           1,100              25
   Energen (B)                                            4,800             201
   EnergySouth                                              800              27
   ITC Holdings                                           1,000              31
   Laclede Group                                          1,500              48
   MDU Resources Group (B)                               55,075           1,230
   MGE Energy                                             2,200              71
   National Fuel Gas                                      2,400              87
   New Jersey Resources                                     900              44
   Nicor (B)                                              7,200             308
   Northeast Utilities (B)                                4,000              93
   Northwest Natural Gas                                  1,300              51
   NorthWestern (B)                                       4,600             161
   NRG Energy*                                            9,500             430
   Ormat Technologies (B)                                 4,900             160
   Otter Tail                                             2,200              64
   Peoples Energy (B)                                       600              24
   Pepco Holdings                                        11,700             283
   Pinnacle West Capital (B)                             12,700             572
   PNM Resources                                         15,200             419
   PPL                                                   18,200             599
   Puget Energy                                          16,000             364
   Reliant Energy*                                        8,300             102
   Sempra Energy (B)                                     15,100             759
   Southern Union (B)                                    29,700             784
   Southwest Gas                                          1,000              33
   TECO Energy (B)                                       31,100             487
   UGI (B)                                               34,500             844
   UIL Holdings                                             833              31
   Vectren                                                  700              19
   Wisconsin Energy                                       4,100             177
                                                                  --------------
                                                                         12,741
                                                                  --------------
Total Common Stock
   (Cost $252,059) ($ Thousands)                                        296,725
                                                                  --------------


--------------------------------------------------------------------------------
78          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                       Warrants
                                                     -----------
WARRANTS -- 0.0%
   Washington Mutual (D)*                               116,700   $          13
                                                                  --------------
Total Warrants
   (Cost $27) ($ Thousands)                                                  13
                                                                  --------------
COMMERCIAL PAPER (C) (E) -- 18.1%
   ASAP Funding
         5.290%, 10/19/06                         $       5,000           4,987
   ATLAS Capital Funding
         5.310%, 02/12/07                                 4,000           4,000
   Bavaria TRR
         5.300%, 10/25/06                                 4,000           3,986
   Brahms Funding
         5.295%, 10/23/06                                 5,000           4,984
         5.290%, 10/10/06                                 1,000             999
   Citius Funding
         5.280%, 10/25/06                                 5,000           4,982
   GIRO Balanced Funding
         5.290%, 10/16/06                                 5,000           4,989
   Harwood
         5.290%, 10/04/06                                 3,500           3,498
   Mica Funding
         5.290%, 10/04/06                                 4,500           4,498
   Mint II
         5.300%, 10/20/06                                 5,000           4,986
   Shefield Receivables
         5.275%, 10/03/06                                 5,000           4,999
   Ticonderoga Funding
         5.280%, 10/25/06                                 5,000           4,982
   Von Karman
         5.350%, 10/13/06                                 5,000           4,991
                                                                  --------------
Total Commercial Paper
   (Cost $56,881) ($ Thousands)                                          56,881
                                                                  --------------



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (F) -- 8.8%

FINANCIALS -- 8.8%
   Banco Santander (G)
         5.330%, 08/22/11                         $       2,000   $       2,000
   Beta Finance MTN (G)
         5.403%, 05/10/07                                 3,000           3,000
   Cheyne Finance LLC MTN (G)
         5.405%, 04/16/07                                 4,000           3,999
   K2 LLC MTN (G)
         5.340%, 04/18/07                                 1,000           1,000
   Liberty Lighthouse US Capital MTN (G)
         5.290%, 03/01/07                                 5,000           5,000
   Links Finance LLC MTN (G)
         5.415%, 05/21/07                                 3,000           3,000
   Premier Asset Collateralization LLC
         5.310%, 04/25/07                                 3,500           3,500
   Sigma Finance MTN (G)
         5.340%, 04/18/07                                 4,000           4,000
   Wachovia Bank
         5.425%, 05/22/07                                 2,000           2,000
                                                                  --------------
Total Corporate Obligations
   (Cost $27,499) ($ Thousands)                                          27,499
                                                                  --------------
ASSET-BACKED SECURITY (C) (F) (G) -- 0.6%

MORTGAGE RELATED SECURITY -- 0.6%
   Lothian Mortgages Master Issue Trust,
      Ser 2006-1A, Cl A1
         5.300%, 01/24/28                                 1,813           1,813
                                                                  --------------
Total Asset-Backed Security
   (Cost $1,813) ($ Thousands)                                            1,813
                                                                  --------------
CASH EQUIVALENTS -- 6.4%
   Barclays Global Investors Funds,
      Prime Money Market Fund,
         5.193%** (C)                                     5,000               5
   SEI Daily Income Trust,
      Prime Obligation Fund,
         Cl A, 5.330%**++                            17,660,724          17,661
   The Reserve Funds,
      Primary Fund, Cl 8,
         5.207%** (C)                                 2,533,148           2,533
                                                                  --------------
Total Cash Equivalents
   (Cost $20,199) ($ Thousands)                                          20,199
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.2%
   U.S. Treasury Bill
         4.973%, 11/24/06                                   614             610
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $610) ($ Thousands)                                                610
                                                                  --------------
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          79

SCHEDULE OF INVESTMENTS


Tax-Managed Small Cap Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (H) -- 14.6%
   Bank of America
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $9,004,013
      (collateralized by a U.S.
      Government Obligation, par
      value $9,089,409, 6.000%,
      09/01/36; with total market
      value $9,180,000)                           $       9,000   $       9,000
   Deutsche Bank
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $14,006,242
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value
      $3,414,854-$16,878,901,
      5.000%, 09/01/19-04/01/34;
      with total market value
      $14,280,000)                                       14,000          14,000
   Goldman Sachs
      5.380%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $7,003,138
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value
      $2,689,544-$10,000,000,
      4.944%-6.500%,
      01/15/28-07/15/36; with total
      market value $7,350,000)                            7,000           7,000
   Lehman Brothers
      5.380%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $8,003,587
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $271,353-
      $8,932,436, 4.500%-6.500%,
      03/01/18-03/01/20; with total
      market value $8,161,210)                            8,000           8,000
   Merrill Lynch
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $8,003,567
      (collateralized by a U.S.
      Government Obligation, par
      value $8,235,000, 0.000%,
      05/01/16; with total market
      value $8,162,159)                                   8,000           8,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $46,000) ($ Thousands)                                          46,000
                                                                  --------------
Total Investments -- 143.1%
   (Cost $405,088) ($ Thousands)                                  $     449,740
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                    UNREALIZED
TYPE OF                         NUMBER OF        EXPIRATION        APPRECIATION
CONTRACT                        CONTRACTS              DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI             119          Dec-2006                $185

S&P 400 Index E-MINI                  100          Dec-2006                 114
                                                                           ----
                                                                           $299
                                                                           ====

Percentages are based on Net Assets of $314,333 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at September 30, 2006 (see Note 7). The total value of securities on loan at September 30, 2006 was $126,837 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of September 30, 2006 was $134,731 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H)   Tri-Party Repurchase Agreement.

ADR -- American Depositary Receipt

Cl -- Class

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
80          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Small Cap Value Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

38.1%  Financials
12.3%  Information Technology
11.8%  Consumer Discretionary
10.3%  Industrials
 5.5%  Short-Term Investments
 4.8%  Health Care
 4.6%  Materials
 4.4%  Energy
 3.0%  Utilities
 2.5%  Consumer Staples
 1.8%  Asset-Backed Securities
 0.5%  Telecommunication Services
 0.3%  Exchange Traded Funds
 0.1%  U.S. Treasury Obligation
 0.0%  Warrants

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.6%+++

CONSUMER DISCRETIONARY -- 14.8%
   1-800 Contacts (B)*                                   72,000   $       1,079
   Advance Auto Parts                                    29,300             965
   Aftermarket Technology*                              130,564           2,319
   America's Car-Mart (B)*                               20,100             331
   American Axle & Manufacturing Holdings (B)            44,850             749
   American Greetings, Cl A (B)                          78,671           1,819
   Applebee's International (B)                         187,068           4,024
   Arctic Cat                                            76,400           1,268
   ArvinMeritor (B)                                     365,100           5,199
   Bally Technologies (B)*                              173,649           3,056
   Bandag (B)                                            11,300             464
   Bare Escentuals                                        3,300              90
   Belo, Cl A (B)                                        69,988           1,107
   Big 5 Sporting Goods                                  48,100           1,097
   Bob Evans Farms                                        4,300             130
   Books-A-Million (B)                                   18,169             324
   Brinker International                                 25,424           1,019
   Brown Shoe                                           118,300           4,240
   Building Material Holding (B)                         38,900           1,012
   Cato, Cl A                                            69,000           1,512
   CBRL Group                                            53,800           2,175
   Citadel Broadcasting                                  30,400             286
   Claire's Stores                                       39,760           1,159
   Cooper Tire & Rubber (B)                              64,354             647
   Core-Mark Holding*                                     5,500             172
   Corinthian Colleges (B)*                             178,100           1,925
   Courier                                               30,148           1,120
   Cox Radio, Cl A*                                      25,500             391
   CSK Auto (B)*                                        171,423           2,417
   Cumulus Media, Cl A (B)*                              90,900             869
   Dana (B)                                             561,300             584

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Deckers Outdoor*                                       3,200   $         151
   Directed Electronics (B)*                            118,407           1,788
   Ethan Allen Interiors (B)                            107,600           3,729
   Finish Line, Cl A                                    138,238           1,745
   FTD Group*                                            15,500             239
   Furniture Brands International (B)                   212,100           4,038
   Gaylord Entertainment (B)*                            39,600           1,736
   Genesco*                                              25,900             893
   Group 1 Automotive                                    67,100           3,348
   Guitar Center*                                        23,600           1,054
   Handleman                                             51,600             392
   Haverty Furniture                                     18,300             292
   HOT Topic (B)*                                        87,121             971
   Interface, Cl A*                                     112,281           1,446
   Jack in the Box (B)*                                  23,300           1,216
   Jackson Hewitt Tax Service                            39,700           1,191
   Jakks Pacific (B)*                                   107,600           1,919
   Jarden (B)*                                           77,650           2,560
   Jo-Ann Stores (B)*                                   163,600           2,735
   Journal Communications, Cl A                          79,500             896
   Journal Register (B)                                  99,600             565
   K2*                                                  107,900           1,266
   Kellwood (B)                                         135,500           3,906
   Kimball International, Cl B                           35,700             689
   La-Z-Boy (B)                                          98,700           1,378
   Landry's Restaurants (B)                              77,403           2,334
   Leapfrog Enterprises (B)*                            177,900           1,411
   Lodgian (B)*                                          12,500             166
   Lone Star Steakhouse & Saloon                          1,400              39
   M/I Homes (B)                                          2,300              81
   MarineMax (B)*                                        30,200             769
   Marvel Entertainment (B)*                            173,700           4,193
   Media General, Cl A                                   20,500             773
   Men's Wearhouse                                       24,399             908
   Modine Manufacturing (B)                              21,300             518
   Movie Gallery (B)*                                    36,700              72
   Orient-Express Hotels, Cl A                           62,300           2,329
   Outdoor Channel Holdings (B)*                         84,000             915
   Pacific Sunwear of California*                        48,624             733
   Perry Ellis International*                            12,200             377
   Phillips-Van Heusen                                   46,900           1,959
   Pier 1 Imports (B)                                   311,000           2,308
   Pinnacle Entertainment (B)*                           68,700           1,932
   Progressive Gaming International (B)*                102,600             841
   ProQuest*                                            110,500           1,439
   Quiksilver (B)*                                      225,800           2,743
   RadioShack (B)                                       191,900           3,704
   RC2*                                                  18,447             619
   Regal Entertainment Group, Cl A (B)                  105,100           2,083
   Regis                                                 61,508           2,205
   Rent-A-Center (B)*                                   114,800           3,362
   Ryan's Restaurant Group*                              72,200           1,146
   Ryland Group (B)                                      19,800             856
   Saks (B)*                                            107,200           1,852
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         81

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Scholastic*                                          119,000   $       3,707
   Shuffle Master (B)*                                   34,600             935
   Sinclair Broadcast Group, Cl A                        63,200             496
   Sonic Automotive                                     131,300           3,032
   Starwood Hotels & Resorts Worldwide                  150,400           8,601
   Steinway Musical Instruments*                         11,600             325
   Sunterra*                                             24,889             282
   Superior Industries International (B)                 90,000           1,511
   Talbots (B)                                           97,085           2,646
   Tempur-Pedic International (B)*                       46,800             804
   Tenneco (B)*                                         107,500           2,514
   Trans World Entertainment*                            58,300             353
   Tuesday Morning (B)                                  114,700           1,592
   Tupperware Brands                                     42,400             825
   Unifirst                                              58,800           1,837
   United Auto Group                                      4,600             108
   Vail Resorts (B)*                                     74,700           2,990
   Valassis Communications (B)*                         163,337           2,883
   Vertrue*                                               8,300             326
   Visteon (B)*                                         207,900           1,694
   Warnaco Group (B)*                                    49,016             948
   WCI Communities (B)*                                  68,600           1,196
   Westwood One (B)                                      71,800             508
   World Wrestling Entertainment                         86,200           1,416
   Xerium Technologies                                   26,100             289
   Zale (B)*                                            209,000           5,798
                                                                  --------------
                                                                        173,975
                                                                  --------------
CONSUMER STAPLES -- 3.2%
   BJ's Wholesale Club*                                  52,600           1,535
   Casey's General Stores                                58,213           1,296
   Chattem*                                              46,400           1,630
   Chiquita Brands International                         48,700             652
   Corn Products International                           66,721           2,171
   Delta & Pine Land                                     14,600             591
   Gold Kist*                                           106,800           2,226
   Hain Celestial Group*                                114,600           2,929
   JM Smucker                                            28,369           1,360
   Lancaster Colony                                      30,300           1,356
   Longs Drug Stores                                     10,400             478
   Molson Coors Brewing, Cl B (B)                        60,900           4,196
   NBTY*                                                 73,700           2,157
   Nu Skin Enterprises, Cl A                             59,000           1,034
   Pathmark Stores*                                     130,400           1,297
   Performance Food Group (B)*                           38,260           1,075
   Pilgrim's Pride                                       43,200           1,182
   Prestige Brands Holdings*                              1,900              21
   Ralcorp Holdings*                                     54,882           2,647
   Sanderson Farms (B)                                  123,000           3,980
   Spartan Stores                                        86,600           1,464
   Universal (B)                                         26,300             961
   Weis Markets (B)                                      24,500             975
                                                                  --------------
                                                                         37,213
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 5.5%
   Atlas America (B)*                                    32,099   $       1,370
   Atwood Oceanics (B)*                                  17,300             778
   Berry Petroleum, Cl A                                 68,377           1,925
   Bois d'Arc Energy*                                     4,900              75
   Cabot Oil & Gas                                       18,400             882
   Callon Petroleum*                                     56,300             763
   CARBO Ceramics (B)                                    12,300             443
   Cimarex Energy (B)                                   111,300           3,917
   Comstock Resources (B)*                              133,400           3,622
   Dresser-Rand Group*                                   83,000           1,693
   Energy Partners (B)*                                  50,600           1,247
   Forest Oil*                                           63,650           2,011
   Global Industries (B)*                               191,200           2,975
   Goodrich Petroleum (B)*                               64,001           1,928
   Hercules Offshore*                                    47,601           1,478
   Holly (B)                                              8,900             386
   Hornbeck Offshore Services*                           36,300           1,216
   Input/Output (B)*                                    268,600           2,667
   Lone Star Technologies*                               64,400           3,116
   Mariner Energy*                                      129,020           2,370
   Maverick Tube (B)*                                    12,700             823
   Oceaneering International*                            48,800           1,503
   OMI (B)                                               63,300           1,374
   Plains Exploration & Production (B)*                  23,819           1,022
   Rosetta Resources (B)*                               100,600           1,727
   RPC                                                  121,500           2,226
   SEACOR Holdings (B)*                                  30,600           2,525
   St. Mary Land & Exploration (B)                      132,600           4,868
   Stone Energy*                                         94,900           3,842
   Superior Energy Services*                             39,900           1,048
   Swift Energy (B)*                                    132,930           5,559
   Tesoro                                                 8,800             510
   Universal Compression Holdings*                       22,000           1,176
   W-H Energy Services*                                  46,042           1,909
                                                                  --------------
                                                                         64,974
                                                                  --------------
FINANCIALS -- 27.5%
   Acadia Realty Trust+                                  58,700           1,497
   Advanta, Cl B (B)                                     21,800             804
   Affirmative Insurance Holdings                        27,900             409
   AMB Property+                                         37,800           2,083
   Amcore Financial                                      44,045           1,334
   American Equity Investment Life Holding (B)           87,967           1,079
   American Home Mortgage Investment+ (B)                56,100           1,956
   American Physicians Capital*                           6,400             310
   Ameris Bancorp                                         1,700              46
   AmerUs Group                                          23,500           1,598
   Anchor Bancorp Wisconsin (B)                          26,600             760
   Annaly Mortgage Management+                          192,800           2,533
   Anthracite Capital+                                  221,400           2,847

--------------------------------------------------------------------------------
82          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Arbor Realty Trust+                                   59,370   $       1,518
   Archstone-Smith Trust+                               134,800           7,339
   Argonaut Group*                                        1,500              47
   Ashford Hospitality Trust+ (B)                         9,800             117
   Aspen Insurance Holdings (B)                         120,200           3,105
   Assured Guaranty                                      96,900           2,513
   AvalonBay Communities+                                32,400           3,901
   BancFirst                                             14,200             663
   BancorpSouth                                         103,438           2,871
   Bank Mutual                                          152,828           1,854
   BankAtlantic Bancorp, Cl A (B)                       140,688           2,001
   Bankunited Financial, Cl A (B)                        93,400           2,435
   BioMed Realty Trust+                                  58,800           1,784
   Boston Private Financial Holdings                     89,200           2,487
   Boston Properties+                                    65,200           6,738
   British Land (United Kingdom) (H)                     20,638             526
   Capital Southwest (B)                                  8,100             965
   Capital Trust, Cl A+                                  14,200             578
   Capitol Bancorp                                        6,900             307
   Cardinal Financial                                    95,245           1,044
   Cash America International                            68,700           2,685
   Cathay General Bancorp (B)                            62,000           2,238
   Central Pacific Financial                             46,300           1,694
   Chemical Financial                                    30,400             902
   Citizens Banking (B)                                  42,800           1,124
   City Bank                                              2,000              94
   City Holding                                          13,800             550
   Clark                                                 15,300             172
   CNA Surety*                                           18,600             376
   Columbia Bancorp                                       6,000             148
   Columbia Banking System                               23,100             739
   Commerce Group                                        47,200           1,418
   Community Bancorp*                                     5,800             177
   Community Bank System                                 23,400             519
   Community Trust Bancorp                                7,290             275
   Compass Diversified Trust*                            16,100             246
   CompuCredit (B)*                                      16,900             511
   Corporate Office Properties Trust+                    50,300           2,251
   Corus Bankshares (B)                                  99,200           2,218
   Cousins Properties+                                   32,500           1,112
   Crawford, Cl B                                        15,200             103
   Delphi Financial Group, Cl A (B)                      53,700           2,142
   DiamondRock Hospitality+                              44,300             736
   Direct General                                        23,500             316
   Eagle Hospitality Properties Trust+                   94,700             881
   Education Realty Trust+                              219,216           3,236
   Endurance Specialty Holdings                          47,157           1,663
   Entertainment Properties Trust+                       15,800             779
   Equity Inns+                                          79,000           1,258
   Equity Office Properties Trust+                       86,800           3,451
   Equity One+ (B)                                       91,283           2,188
   Equity Residential+                                  140,400           7,101
   Farmers Capital Bank                                   2,700              91
   FBL Financial Group, Cl A                             16,900             566

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Federal Agricultural Mortgage, Cl C                   40,400   $       1,069
   FelCor Lodging Trust+                                138,500           2,777
   First American                                        85,100           3,603
   First Community Bancorp                               21,600           1,209
   First Financial Bancorp                              122,925           1,956
   First Financial Bankshares                             7,300             279
   First Industrial Realty Trust+ (B)                    56,200           2,473
   First Merchants                                       20,100             475
   First Midwest Bancorp                                 73,900           2,800
   First Niagara Financial Group                        156,300           2,279
   FirstFed Financial (B)*                               42,700           2,422
   FirstMerit                                            74,500           1,726
   Flagstar Bancorp                                      40,900             595
   Flushing Financial                                    30,600             536
   Fpic Insurance Group*                                 25,800           1,022
   Frontier Financial (B)                                14,550             377
   GAMCO Investors, Cl A                                 41,400           1,576
   General Growth Properties+                           182,770           8,709
   GFI Group*                                            35,800           1,979
   Gramercy Capital+                                     21,500             542
   Great Southern Bancorp                                 2,200              62
   Greater Bay Bancorp                                   97,200           2,742
   Greene County Bancshares                               3,900             143
   Hammerson (United Kingdom) (H)                        46,774           1,146
   Hancock Holding                                       31,200           1,671
   Hanmi Financial                                       68,600           1,345
   Hanover Insurance Group                               75,400           3,365
   Harleysville Group                                     6,900             241
   Heritage Commerce*                                     8,100             187
   Highland Hospitality+                                 93,800           1,344
   Hilb Rogal & Hobbs                                   154,700           6,598
   Horace Mann Educators                                 84,037           1,616
   Horizon Financial                                      4,200             125
   Host Hotels & Resorts+ (B)                           472,555          10,836
   Housevalues (B)*                                      32,100             187
   HRPT Properties Trust+                                99,500           1,189
   Hub International                                     82,900           2,398
   Independent Bank                                       5,942             144
   Innkeepers USA Trust+                                330,716           5,387
   Intervest Bancshares (B)*                             22,800             993
   IPC Holdings                                          42,700           1,299
   Irwin Financial                                       31,000             606
   ITLA Capital                                           7,500             403
   Kimco Realty+ (B)                                    212,300           9,101
   Lakeland Financial                                     5,100             120
   Land Securities Group (United Kingdom) (H)            30,100           1,107
   LandAmerica Financial Group (B)                       14,900             980
   LaSalle Hotel Properties+                             28,100           1,218
   Liberty Property Trust+                               41,300           1,974
   LTC Properties+                                       38,300             929
   Luminent Mortgage Capital+                           106,800           1,099
   Macerich+                                             26,600           2,031
   MAF Bancorp (B)                                       21,400             884
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          83

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Max Re Capital                                        56,800   $       1,304
   Mercantile Bank                                        5,265             208
   MetroCorp Bancshares                                   2,700              61
   Mid-State Bancshares                                   6,200             170
   National Financial Partners                           49,044           2,012
   National Health Investors+                            20,100             569
   National Retail Properties+                           44,400             959
   NBT Bancorp                                           48,900           1,137
   Novastar Financial+ (B)                               34,600           1,010
   Ocwen Financial (B)*                                   3,700              55
   Odyssey Re Holdings (B)                               30,600           1,034
   Ohio Casualty                                         46,500           1,203
   Old National Bancorp (B)                              37,500             716
   Omega Healthcare Investors+                           40,700             611
   Oriental Financial Group (B)                          48,700             581
   Pacific Capital Bancorp                               18,166             490
   Pennsylvania Real Estate Investment Trust+            41,500           1,767
   PFF Bancorp                                           17,750             657
   Pico Holdings*                                        63,400           2,064
   Piper Jaffray*                                        83,100           5,038
   Platinum Underwriters Holdings                       162,668           5,015
   PMI Group                                             32,700           1,433
   Preferred Bank                                        16,400             984
   Premierwest Bancorp                                    8,400             134
   Presidential Life                                     32,900             736
   ProAssurance*                                         52,695           2,597
   Prologis+                                              9,800             559
   Prosperity Bancshares                                 27,800             946
   Provident Bankshares                                  25,200             934
   Provident Financial Holdings                             700              21
   PS Business Parks+ (B)                                64,600           3,895
   Public Storage+                                       45,100           3,878
   Rainier Pacific Financial Group                       34,726             632
   RAIT Investment Trust+                                30,600             883
   Regency Centers+                                      41,100           2,826
   RenaissanceRe Holdings                                40,100           2,230
   Republic Bancorp                                     110,900           1,478
   Safety Insurance Group                                 4,000             195
   Saul Centers+                                         27,200           1,224
   Security Capital Assurance*                           57,600           1,380
   Selective Insurance Group                             10,500             552
   Senior Housing Properties Trust+                      23,400             499
   Shore Bancshares                                       3,900             112
   Signature Bank (B)*                                   57,083           1,766
   Simmons First National, Cl A                           4,800             139
   Simon Property Group+ (B)                            116,300          10,539
   South Financial Group                                 66,351           1,727
   Southwest Bancorp                                     15,300             395
   Spirit Finance+                                       30,700             356
   Sterling Financial, Pennsylvania Shares               12,325             271
   Sterling Financial, Washington Shares                110,468           3,583

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Stewart Information Services                         154,400    $      5,369
   Strategic Hotels & Resorts+                          105,300           2,093
   Susquehanna Bancshares                                51,800           1,266
   Taylor Capital Group                                  53,700           1,587
   Thomas Properties Group                               59,200             761
   TierOne                                               15,100             512
   Tompkins Trustco                                         988              45
   TradeStation Group (B)*                               77,300           1,165
   Trico Bancshares                                       6,800             168
   UMB Financial                                         77,698           2,841
   Umpqua Holdings                                       89,217           2,552
   Unibail (France) (H)                                  14,298           3,001
   United Bankshares                                     15,000             558
   Ventas+                                              105,400           4,062
   Virginia Financial Group                               4,950             136
   Vornado Realty Trust+ (B)                             53,100           5,788
   Washington Federal                                    29,370             659
   WesBanco                                              22,900             669
   West Coast Bancorp                                     9,600             293
   Winston Hotels+                                       96,544           1,189
   Wintrust Financial                                    35,900           1,800
   World Acceptance (B)*                                 20,000             880
   WR Berkley                                            61,837           2,188
   WSFS Financial                                        19,089           1,187
   Zenith National Insurance                             64,750           2,583
                                                                  -------------
                                                                        322,800
                                                                  -------------
HEALTH CARE -- 6.0%
   Accelrys*                                            296,500           1,865
   Albany Molecular Research*                            37,600             352
   Alpharma, Cl A                                       107,800           2,522
   America Service Group*                                62,200             809
   AMN Healthcare Services*                             135,800           3,225
   Analogic                                              26,600           1,365
   Applera - Celera Genomics Group*                     188,200           2,620
   Apria Healthcare Group*                               29,100             574
   Axcan Pharma*                                        104,347           1,425
   Bio-Rad Laboratories, Cl A*                           12,500             884
   Biosite (B)*                                           2,000              93
   Bradley Pharmaceuticals*                              39,500             629
   Cambrex                                              129,000           2,672
   CNS                                                   45,272           1,278
   Community Health Systems*                             61,800           2,308
   Conmed (B)*                                          184,900           3,903
   Cooper (B)                                            76,900           4,114
   Cross Country Healthcare*                            215,500           3,664
   Datascope                                             53,200           1,781
   Discovery Laboratories (B)*                          157,200             335
   DJO*                                                 119,105           4,946
   Enzon Pharmaceuticals*                                58,100             479
   Flamel Technologies ADR (B)*                          44,000             825
   Greatbatch (B)*                                       74,100           1,676
   HealthTronics (B)*                                    86,500             534

--------------------------------------------------------------------------------
84          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hologic*                                              26,000   $       1,132
   Invacare                                               7,700             181
   Magellan Health Services*                             40,800           1,738
   Medical Staffing Network Holdings*                   169,300           1,053
   Molecular Devices*                                    23,600             436
   Myriad Genetics (B)*                                 104,300           2,571
   National Dentex*                                      68,013           1,337
   Neurocrine Biosciences (B)*                           69,800             750
   New River Pharmaceuticals (B)*                        15,400             396
   Orthofix International*                               23,124           1,052
   Owens & Minor                                         40,257           1,324
   Per-Se Technologies (B)*                             109,100           2,485
   Perrigo (B)                                           37,000             628
   Pharmacopeia Drug Discovery*                         142,250             539
   PolyMedica (B)                                        30,700           1,314
   PRA International (B)*                                46,286           1,235
   Radiation Therapy Services (B)*                       63,791           1,865
   Res-Care (B)*                                         71,850           1,444
   Sciele Pharma (B)*                                    56,700           1,068
   Triad Hospitals*                                      23,438           1,032
   Universal Health Services, Cl B                       14,349             860
   Viropharma*                                           51,300             624
   Zoll Medical (B)*                                     29,200           1,048
                                                                  --------------
                                                                         70,990
                                                                  --------------
INDUSTRIALS -- 13.0%
   ABX Air*                                                 600               3
   ACCO Brands*                                          57,100           1,271
   Accuride*                                             60,600             667
   Acuity Brands                                         22,477           1,020
   Adesa                                                123,700           2,859
   AGCO (B)*                                             62,000           1,572
   Alaska Air Group*                                     50,300           1,913
   Albany International, Cl A                            55,600           1,769
   Amerco*                                               20,600           1,527
   AO Smith (B)                                          82,300           3,245
   Apogee Enterprises (B)                                79,290           1,206
   Applied Industrial Technologies                       19,125             467
   Arkansas Best (B)                                     16,300             701
   Banta                                                 35,434           1,687
   Belden CDT                                            78,790           3,012
   BlueLinx Holdings                                     48,700             464
   Brink's                                               76,800           4,075
   Builders FirstSource (B)*                             61,200             932
   CDI (B)                                               24,700             511
   CIRCOR International                                  61,610           1,882
   Clean Harbors (B)*                                    22,858             995
   CNH Global                                            41,360             960
   Commercial Vehicle Group*                             73,900           1,423
   Consolidated Graphics*                                25,400           1,528
   Copart*                                               62,800           1,770
   Cubic                                                 84,300           1,651
   Deluxe                                                98,000           1,676

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Diamond Management & Technology Consultants*         215,600   $       2,402
   EnPro Industries (B)*                                 27,200             818
   Federal Signal (B)                                   108,281           1,651
   Flanders (B)*                                        191,770           1,642
   Flowserve (B)*                                        39,300           1,988
   Freightcar America                                    13,900             737
   GATX                                                  19,400             803
   Goodman Global*                                       43,000             574
   Granite Construction                                  28,600           1,526
   Griffon (B)*                                          85,699           2,046
   Grupo TMM ADR, Cl A*                                 190,100             551
   Hudson Highland Group*                               111,800           1,096
   IKON Office Solutions (B)                            112,700           1,515
   Insituform Technologies, Cl A (B)*                    49,844           1,210
   John H. Harland (B)                                   85,200           3,106
   K&F Industries Holdings*                              56,800           1,067
   Kadant*                                               76,695           1,884
   Kansas City Southern*                                157,608           4,304
   Kaydon                                               135,930           5,032
   Kirby*                                                58,000           1,817
   Korn/Ferry International (B)*                         91,900           1,924
   Mesa Air Group (B)*                                   58,800             456
   Milacron (B)*                                        427,835             376
   Mueller Industries (B)                                10,200             359
   Navistar International (B)*                          215,000           5,551
   Orbital Sciences*                                    103,300           1,939
   Pall                                                 168,400           5,188
   PAM Transportation Services*                          15,700             393
   PGT*                                                  15,000             211
   Pike Electric*                                       108,300           1,614
   Power-One*                                           110,300             799
   Regal-Beloit                                          28,000           1,218
   Robbins & Myers                                      110,220           3,408
   Ryder System                                          76,100           3,933
   Saia*                                                  9,200             300
   School Specialty (B)*                                 65,856           2,324
   Simpson Manufacturing (B)                             35,700             965
   Skywest (B)                                           33,800             829
   Spherion*                                            103,600             741
   Standard Parking*                                      5,100             160
   TAL International Group                               13,100             278
   Tecumseh Products, Cl A (B)*                         148,000           2,251
   Teledyne Technologies*                                97,383           3,856
   Tetra Tech (B)*                                      264,610           4,609
   United Rentals (B)*                                   18,700             435
   United Stationers*                                    40,300           1,874
   Universal Forest Products (B)                         64,900           3,183
   US Xpress Enterprises, Cl A*                          41,200             954
   Volt Information Sciences (B)*                         1,900              68
   Wabash National                                      159,500           2,184
   Walter Industries (B)                                 15,300             653
   Washington Group International*                       72,400           4,261
   Waste Connections*                                    69,900           2,650
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          85

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Waste Industries USA                                   7,900   $         214
   Watson Wyatt Worldwide, Cl A                         289,828          11,860
   WESCO International*                                  19,190           1,114
   Woodward Governor                                     42,000           1,409
   YRC Worldwide (B)*                                    25,900             959
                                                                  -------------
                                                                        152,055
                                                                  -------------

INFORMATION TECHNOLOGY -- 15.4%
   Actel*                                               106,200           1,651
   ADC Telecommunications (B)*                           40,900             614
   Advanced Energy Industries*                          105,800           1,803
   Aeroflex*                                            239,239           2,459
   Agilysys                                              40,400             567
   Alliance Semiconductor*                              326,000           1,095
   Altiris*                                              84,200           1,776
   Amkor Technology (B)*                                121,600             627
   Arris Group*                                         157,192           1,801
   Aspen Technology (B)*                                 47,900             523
   Asyst Technologies*                                  106,300             719
   Avanex (B)*                                          457,800             792
   Avnet*                                               101,320           1,988
   Avocent*                                              60,286           1,816
   BearingPoint (B)*                                    173,400           1,363
   Bel Fuse, Cl B                                         8,000             257
   BISYS Group (B)*                                     103,582           1,125
   Black Box                                             76,772           2,988
   Borland Software*                                     82,900             475
   Brocade Communications Systems (B)*                  879,700           6,211
   CACI International, Cl A*                             26,900           1,480
   Ciber*                                               276,400           1,833
   Coherent (B)*                                         75,509           2,617
   Conexant Systems (B)*                                 96,200             192
   CSG Systems International (B)*                       180,200           4,763
   CTS                                                   44,000             606
   Dycom Industries (B)*                                174,500           3,752
   Earthlink (B)*                                       704,800           5,124
   Electronics for Imaging*                             103,900           2,377
   Emulex*                                               60,000           1,090
   Entegris (B)*                                         70,700             771
   Fairchild Semiconductor
      International (B)*                                130,200           2,435
   Flir Systems (B)*                                     88,300           2,398
   Foundry Networks*                                    252,600           3,322
   Gevity HR                                             31,300             713
   Global Imaging Systems*                               53,400           1,179
   Hyperion Solutions*                                   53,200           1,834
   i2 Technologies (B)*                                   9,400             176
   Imation                                               54,400           2,184
   InFocus*                                             214,700             614
   Keane*                                               194,800           2,807
   Keynote Systems*                                     173,200           1,824
   Komag (B)*                                            66,100           2,113

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lawson Software*                                     783,800   $       5,683
   LeCroy*                                               40,400             557
   Lightbridge*                                          29,800             349
   Littelfuse (B)*                                       98,947           3,433
   LoJack*                                               49,679             973
   LTX (B)*                                             382,600           1,917
   Magma Design Automation (B)*                         127,600           1,161
   Manhattan Associates*                                157,400           3,800
   Mattson Technology*                                   72,300             600
   McData, Cl A*                                        127,600             642
   Mentor Graphics*                                      78,700           1,108
   Methode Electronics                                   98,200             934
   Mettler Toledo International*                         34,874           2,307
   MKS Instruments (B)*                                  80,300           1,631
   MTS Systems                                           34,100           1,103
   ON Semiconductor*                                    106,400             626
   Open Text*                                           100,400           1,797
   Orbotech*                                            131,100           3,107
   Palm (B)*                                             38,700             563
   Parametric Technology*                               164,627           2,874
   Paxar*                                                76,698           1,532
   Perot Systems, Cl A (B)*                             118,908           1,640
   Photronics (B)*                                       66,800             944
   Plantronics (B)                                       41,682             731
   Plexus*                                               11,700             225
   PMC - Sierra (B)*                                    208,300           1,237
   Polycom (B)*                                         174,500           4,280
   PowerDsine*                                          154,500           1,469
   Powerwave Technologies (B)*                          170,379           1,295
   Quantum (B)*                                       1,218,700           2,657
   RADWARE*                                              64,300             873
   RealNetworks (B)*                                     89,800             953
   RF Micro Devices (B)*                                105,500             800
   Richardson Electronics                                95,419             862
   Seachange International*                             243,000           2,160
   Seagate Technology                                    94,684           2,186
   Skyworks Solutions*                                  987,700           5,126
   Solectron*                                           881,100           2,872
   Standard Microsystems*                                83,700           2,379
   Startek                                               29,700             370
   Sybase (B)*                                          126,996           3,078
   SYNNEX*                                               42,000             966
   Synopsys*                                             81,842           1,614
   Technitrol                                            15,500             463
   Tekelec (B)*                                         251,300           3,257
   THQ (B)*                                              45,730           1,334
   TIBCO Software*                                      872,600           7,836
   Trident Microsystems (B)*                             43,500           1,012
   Ultratech (B)*                                       102,200           1,361
   Unisys (B)*                                          603,100           3,414
   United Online (B)                                    298,800           3,639
   Utstarcom (B)*                                       254,000           2,253
   Varian Semiconductor Equipment Associates*            23,900             877
--------------------------------------------------------------------------------
86          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Veeco Instruments*                                    46,300   $         933
   Wavecom ADR (B)*                                      85,400           1,079
   Zoran (B)*                                            37,400             601
   Zygo*                                                 58,000             740
                                                                  -------------
                                                                        181,067
                                                                  -------------

MATERIALS -- 5.8%
   Albemarle                                             37,900           2,059
   Aptargroup                                            87,200           4,437
   Arch Chemicals                                        62,540           1,779
   Bemis                                                 42,603           1,400
   Buckeye Technologies*                                 60,000             510
   Century Aluminum*                                     18,341             617
   Constar International*                               139,500             833
   Crown Holdings (B)*                                   86,000           1,600
   Cytec Industries                                      83,300           4,631
   Ferro                                                 60,636           1,078
   FMC                                                   28,571           1,831
   Greif, Cl A                                           28,500           2,283
   H.B. Fuller                                           33,800             792
   Hercules*                                            280,900           4,430
   MacDermid (B)                                         79,600           2,597
   Metal Management                                      62,900           1,751
   Myers Industries                                      48,600             826
   Neenah Paper                                          52,992           1,814
   NewMarket                                             22,600           1,314
   NN                                                     9,400             111
   Olin                                                 105,489           1,620
   Olympic Steel                                         13,100             326
   OM Group (B)*                                         77,600           3,410
   PolyOne*                                             160,100           1,334
   Quanex                                               123,650           3,753
   Rock-Tenn, Cl A                                       95,200           1,885
   Rockwood Holdings*                                    25,700             513
   Ryerson                                               38,300             838
   Schnitzer Steel Industries, Cl A                      81,900           2,583
   Schweitzer-Mauduit International                      61,050           1,159
   Sensient Technologies                                 80,300           1,571
   Silgan Holdings                                       91,600           3,440
   Spartech                                              76,900           2,059
   Steel Dynamics                                        32,900           1,660
   Texas Industries (B)                                  91,700           4,774
   Wellman (B)                                           68,200             272
                                                                  -------------
                                                                         67,890
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.6%
   Atlantic Tele-Network                                  4,900              91
   Centennial Communications*                            30,500             163
   Commonwealth Telephone Enterprises (B)                29,165           1,202
   Golden Telecom                                        33,900           1,026
   IDT*                                                  58,500             827
   IDT, Cl B (B)*                                        59,600             859

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Orckit Communications*                               137,000   $       1,197
   Syniverse Holdings*                                   52,600             789
   USA Mobility                                          58,900           1,345
                                                                  -------------
                                                                          7,499
                                                                  -------------
UTILITIES -- 3.8%
   AGL Resources                                         69,192           2,526
   Allete (B)                                            37,000           1,608
   Avista (B)                                            63,300           1,499
   Black Hills                                           46,900           1,576
   Cascade Natural Gas                                   44,255           1,155
   CenterPoint Energy (B)                               227,900           3,264
   Cleco                                                 30,900             780
   CMS Energy (B)*                                      215,100           3,106
   El Paso Electric                                      69,335           1,548
   Empire District Electric (B)                          50,787           1,137
   Idacorp                                               37,996           1,437
   ITC Holdings (B)                                      26,000             811
   Laclede Group                                         46,600           1,495
   New Jersey Resources                                  60,500           2,983
   Oneok                                                 16,900             639
   Ormat Technologies                                    31,000           1,014
   PNM Resources (B)                                     94,500           2,605
   Portland General Electric                             81,000           1,977
   SEMCO Energy (B)*                                    165,100             931
   Southern Union                                       136,300           3,600
   Southwest Gas                                         40,500           1,349
   UIL Holdings                                          40,333           1,512
   Unisource Energy                                      23,200             773
   Westar Energy                                        111,305           2,617
   WGL Holdings (B)                                      50,676           1,588
   Wisconsin Energy                                      28,705           1,238
                                                                  -------------
                                                                         44,768
                                                                  -------------
Total Common Stock
   (Cost $960,550) ($ Thousands)                                      1,123,231
                                                                  -------------
EXCHANGE TRADED FUNDS (B) -- 0.4%
   iShares Russell 2000 Index Fund                       63,052           4,540
   iShares S&P SmallCap 600 Value Index Fund              3,580             250
                                                                  -------------
Total Exchange Traded Funds
   (Cost $4,206) ($ Thousands)                                            4,790
                                                                  -------------

                                                      Number of
                                                       Warrants
                                                     -----------
WARRANTS -- 0.0%
   Washington Mutual (D)*                               373,442              42
                                                                  -------------

Total Warrants
   (Cost $54) ($ Thousands)                                                  42
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          87

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) -- 14.2%

FINANCIALS -- 14.2%
   Allstate Life Global Funding II
      MTN (F) (G)
         5.370%, 10/16/06                         $       2,543   $       2,543
   American General Finance (F) (G)
         5.360%, 10/16/06                                 8,015           8,014
   Bear Stearns EXL (F)
         5.370%, 10/16/06                                 9,839           9,839
   Countrywide Financial MTN (F)
         5.448%, 12/27/06                                 3,316           3,316
   Countrywide Financial MTN, Ser A (F)
         5.548%, 11/03/06                                 5,804           5,804
   Dekabank (F) (G)
         5.490%, 10/19/06                                10,225          10,225
   Glitner Banki (F) (G)
         5.380%, 10/10/06                                 8,291           8,291
   Irish Life & Permanent MTN,
      Ser X (F) (G)
         5.370%, 10/23/06                                 7,351           7,351
   Islandsbanki (F) (G)
         5.380%, 10/23/06                                 4,698           4,698
   Jackson National Life Funding (F) (G)
         5.330%, 10/02/06                                12,160          12,160
   Kaupthing Bank MTN (F) (G)
         5.390%, 10/20/06                                13,818          13,818
   Lakeside Funding (F)
         5.330%, 10/10/06                                 3,304           3,304
   Landsbanki Islands (F) (G)
         5.410%, 10/16/06                                10,502          10,502
   Morgan Stanley EXL (F)
         5.390%, 10/04/06                                 1,934           1,934
   Morgan Stanley EXL, Ser S (F)
         5.350%, 10/03/06                                 2,764           2,764
   Natexis Banques (F) (G)
         5.310%, 10/16/06                                 5,389           5,388
   Nationwide Building Society (F) (G)
         5.424%, 12/28/06                                 3,040           3,040
         5.360%, 10/10/06                                 5,527           5,527
   Nordbank (F) (G)
         5.360%, 10/23/06                                 9,396           9,395
   Northern Rock (F) (G)
         5.370%, 10/03/06                                 5,693           5,693
   Pacific Life Global Funding (F) (G)
         5.380%, 10/13/06                                 4,145           4,145
   Premium Asset Trust,
      Ser 2004-10 (F) (G)
         5.370%, 10/16/06                                 7,738           7,738
   SLM EXL, Ser S (F) (G)
         5.330%, 10/16/06                                 6,080           6,080


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sigma Finance MTN (G)
         4.745%, 11/09/06                         $       2,985   $       2,985
   Skandinav Enskilda Bank (F) (G)
         5.320%, 10/18/06                                 6,080           6,080
   Stanfield Victoria MTN (F) (G)
         5.445%, 06/11/07                                 5,527           5,527
                                                                  -------------
Total Corporate Obligations
   (Cost $166,161) ($ Thousands)                                        166,161
                                                                  -------------
COMMERCIAL PAPER (C) (E) -- 4.2%
   Broadhollow Funding
         5.502%, 10/02/06                                11,055          11,051
   Citius I Funding
         5.313%, 10/17/06                                 2,764           2,757
   Elysian Funding LLC
         5.427%, 11/27/06                                 4,961           4,918
         5.401%, 11/20/06                                 4,436           4,402
         5.390%, 11/06/06                                 5,527           5,498
   Georgetown Funding
         5.349%, 10/24/06                                 1,423           1,418
   Mica Funding LLC
         5.299%, 10/12/06                                 5,527           5,517
   Ocala Funding
         5.321%, 10/20/06                                 2,764           2,755
         5.318%, 10/10/06                                 6,302           6,293
   Rhineland Funding Capital
         5.470%, 10/12/06                                 2,764           2,759
         5.378%, 12/12/06                                 1,819           1,800
                                                                  -------------
Total Commercial Paper
   (Cost $49,168) ($ Thousands)                                          49,168
                                                                  -------------
ASSET-BACKED SECURITIES (C) (F) (G) -- 2.2%

MORTGAGE RELATED SECURITIES -- 2.2%
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1
         5.466%, 11/10/06                                 2,764           2,764
   Commodore, Ser 2003-2A, Cl A1MM
         5.470%, 12/12/06                                 2,543           2,543
   Duke Funding, Ser 2004-6B, Cl A1S1
         5.577%, 10/10/06                                 4,145           4,145
   Newcastle CDO, Ser 2005-6A, Cl IM1
         5.350%, 10/24/06                                 1,105           1,105
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6
         5.360%, 10/25/06                                 2,456           2,456
   Saturn Ventures II
         5.390%, 10/10/06                                 4,451           4,451


--------------------------------------------------------------------------------
88          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
         5.354%, 10/30/06                          $      4,110   $       4,110
   Whitehawk CDO Funding, Ser 2004-1A
         5.340%, 10/16/06                                 4,770           4,770
                                                                  -------------
Total Asset-Backed Securities
   (Cost $26,344) ($ Thousands)                                          26,344
                                                                  -------------
CASH EQUIVALENTS -- 4.1%
   Merrill Lynch EBP Master,
         5.220%**                                     1,203,642           1,204
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.330%**++                               46,757,818          46,758
                                                                  -------------
Total Cash Equivalents
   (Cost $47,962) ($ Thousands)                                          47,962
                                                                  -------------
MASTER NOTE (C) -- 1.2%
   Bank of America
         5.445%, 10/02/06                                13,818          13,818
                                                                  -------------
Total Master Note
   (Cost $13,818) ($ Thousands)                                          13,818
                                                                  -------------
CERTIFICATES OF DEPOSIT (C) -- 0.9%
   Barclays Bank (F)
         5.440%, 06/11/07                                 2,764           2,764
   CC USA MTN (G)
         5.520%, 06/18/07                                 5,527           5,527
   U.S. Trust of New York (F)
         5.370%, 10/13/06                                 2,211           2,211
                                                                  -------------
Total Certificates of Deposit
   (Cost $10,502) ($ Thousands)                                          10,502
                                                                  -------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.1%
   U.S. Treasury Bill
         5.010%, 11/24/06                                 1,197           1,189
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $1,188) ($ Thousands)                                            1,189
                                                                  -------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (I) -- 2.8%
   Barclays
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $7,681,695
      (collateralized by a U.S.
      Government Obligation, par
      value $7,333,480, 6.000%,
      05/15/11; with total market
      value $7,831,888)                           $       7,678   $       7,678
   Deutsche Bank
      5.330%, dated 09/29,06, to be
      repurchased on 10/02/06,
      repurchase price $11,059,464
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $95,622-
      $3,235,281, 3.750%-5.300%,
      02/21/08-04/25/14; with total
      market value $11,275,679)                          11,055          11,055
   Lehman Brothers
      5.330%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $13,824,329
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $954,008-
      $1,700,190, 2.500%-5.705%,
      01/30/07-05/18/16; with total
      market value $14,094,712)                          13,818          13,818
                                                                  -------------
Total Repurchase Agreements
   (Cost $32,551) ($ Thousands)                                          32,551
                                                                  -------------
Total Investments -- 125.7%
   (Cost $1,312,504) ($ Thousands)                                $   1,475,758
                                                                  =============




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          89

SCHEDULE OF INVESTMENTS


Small Cap Value Fund (Concluded)

September 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                  NUMBER OF   EXPIRATION    APPRECIATION
CONTRACT                                 CONTRACTS         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                      435     Dec-2006            $742
                                                                           ====

Percentages are based on Net Assets of $1,174,471 ($ Thousands).

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of September 30, 2006.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

  +   Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at September 30, 2006 (see Note 7). The total value of securities on loan at September 30, 2006 was $284,278 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of September 30, 2006 was $298,544 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(G) This security was sold within the terms of a private placement memorandum, except from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H) This security is traded on a foreign stock exchange. The total value of such securities as of September 30, 2006 was $5,780 and represents 0.49% of Net Assets.

(I)   Tri-Party Repurchase Agreement.

ADR -- American Depository Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

Ser -- Series


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
90          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Small Cap Growth Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

28.2%  Financials
21.0%  Information Technology
12.7%  Health Care
10.3%  Consumer Discretionary
 9.8%  Industrials
 5.8%  Energy
 5.2%  Short-Term Investments
 2.3%  Materials
 2.2%  Asset-Backed Securities
 1.0%  Consumer Staples
 1.0%  Telecommunication Services
 0.4%  Utilities
 0.1%  U.S. Treasury Obligation
 0.0%  Warrants

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.4%+++

CONSUMER DISCRETIONARY -- 13.8%
   Ambassadors Group                                      7,500   $         212
   Bally Technologies (B)*                                8,800             155
   BJ's Restaurants*                                      4,500              99
   BJ's Restaurants (D) (G)*                             85,800           1,888
   Blount International (B)*                            135,200           1,355
   Blue Nile (B)*                                        41,200           1,498
   Bright Horizons Family Solutions*                     15,137             632
   Brown Shoe                                            67,200           2,408
   Carter's (B)*                                         66,800           1,763
   Charlotte Russe Holding*                              27,500             757
   Charming Shoppes (B)*                                226,700           3,237
   Chipotle Mexican Grill, Cl A (B)*                     41,300           2,051
   Coach*                                               114,800           3,949
   Conn's (B)*                                           24,600             513
   Cosi*                                                108,621             582
   CROCS (B)*                                           129,800           4,407
   CSK Auto*                                            224,900           3,171
   Ctrip.com International ADR (B)*                      36,225           1,628
   Deckers Outdoor (B)*                                  22,300           1,055
   Dick's Sporting Goods (B)*                            14,769             672
   Directed Electronics*                                 14,900             225
   Dover Downs Gaming & Entertainment                    40,950             498
   Dress Barn (B)*                                      123,700           2,699
   Eddie Bauer Holdings*                                323,600           3,479
   Focus Media Holding ADR*                              18,196           1,054
   FTD Group*                                            17,300             267
   Gaiam, Cl A*                                         142,300           1,837
   GameStop, Cl A (B)*                                   56,400           2,610
   Gildan Activewear*                                    59,500           2,883
   Golf Galaxy (B)*                                      45,400             590
   Gray Television                                      375,000           2,404
   GSI Commerce*                                        217,946           3,234
   Guess?*                                               49,250           2,390

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Guitar Center*                                        59,500    $      2,659
   Gymboree*                                            133,755           5,642
   Hibbett Sporting Goods (B)*                          157,039           4,111
   HOT Topic (B)*                                       194,350           2,165
   Interface, Cl A*                                      50,900             656
   INVESTools*                                           28,800             306
   Jack in the Box (B)*                                  49,700           2,593
   Jackson Hewitt Tax Service                            28,400             852
   Laureate Education*                                   30,685           1,469
   Life Time Fitness (B)*                                44,100           2,041
   Lin TV, Cl A (B)*                                    211,500           1,646
   LKQ (B)*                                              93,555           2,055
   Lodgenet Entertainment*                               41,000             774
   Maidenform Brands*                                    43,900             847
   Marvel Entertainment (B)*                            211,950           5,117
   McCormick & Schmick's Seafood
     Restaurants*                                        96,600           2,173
   Meritage Homes (B)*                                   40,800           1,698
   Monarch Casino & Resort*                              29,800             578
   NetFlix (B)*                                           1,400              32
   New Oriental Education &
     Technology Group*                                    6,157             149
   Nutri/System (B)*                                     81,170           5,056
   Outdoor Channel Holdings*                            151,500           1,650
   Pantry (B)*                                           81,050           4,569
   PetMed Express*                                       59,800             624
   PF Chang's China Bistro*                              12,604             438
   Phillips-Van Heusen                                   60,415           2,524
   Pool (B)                                              23,349             899
   Priceline.com (B)*                                    87,245           3,210
   Quiksilver (B)*                                      479,000           5,820
   RCN*                                                  75,500           2,137
   Red Robin Gourmet Burgers (B)*                        40,005           1,845
   Regis                                                 38,100           1,366
   Select Comfort (B)*                                   75,100           1,643
   Shutterfly*                                           54,800             852
   Sonic (B)*                                           160,565           3,630
   Sotheby's Holdings, Cl A (B)*                         54,880           1,769
   Stamps.com (B)*                                        9,900             189
   Standard-Pacific                                      68,000           1,598
   Strayer Education                                      7,700             833
   Tempur-Pedic International*                           24,700             424
   Tenneco*                                              37,100             868
   Texas Roadhouse, Cl A*                                47,104             578
   Timberland, Cl A*                                     90,300           2,598
   Tractor Supply*                                       32,600           1,573
   Tupperware Brands                                     28,600             557
   Tween Brands (B)*                                     55,100           2,072
   Under Armour, Cl A (B)*                              123,420           4,939
   VistaPrint (B)*                                       60,347           1,565
   Volcom*                                               50,300           1,134
   WMS Industries*                                       60,100           1,756
   Yankee Candle (B)                                     92,500           2,708
                                                                  --------------
                                                                        155,189
                                                                  --------------
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          91

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.3%
   Chattem (B)*                                          48,500   $       1,703
   Hain Celestial Group*                                 53,245           1,361
   Lance                                                 89,500           1,971
   Longs Drug Stores                                     36,500           1,679
   Manatech                                              20,300             360
   MGP Ingredients (B)                                   33,400             710
   NBTY*                                                154,200           4,514
   Spartan Stores                                        47,200             798
   United Natural Foods (B)*                             46,530           1,442
                                                                  --------------
                                                                         14,538
                                                                  --------------
ENERGY -- 7.7%
   Allis-Chalmers Energy*                                33,600             492
   Arlington Tankers                                     92,500           2,087
   Atwood Oceanics*                                      49,400           2,222
   BA Energy (Canada) (I) (J)*                          145,000           1,235
   Basic Energy Services*                               199,400           4,865
   Bronco Drilling (B)*                                 143,200           2,518
   Cabot Oil & Gas                                       45,800           2,195
   Callon Petroleum (B)*                                 30,800             418
   CanWest Petroleum (B)*                               471,700           2,005
   CARBO Ceramics (B)                                    46,000           1,657
   Clayton Williams Energy (B)*                          31,200             945
   Complete Production Services*                        171,400           3,383
   Compton Petroleum (Canada) (J)*                       80,000             800
   Comstock Resources*                                   81,600           2,215
   Core Laboratories*                                    22,350           1,426
   Delek US Holdings*                                    68,100           1,260
   Denbury Resources*                                    29,302             847
   Dril-Quip (B)*                                        31,830           2,154
   Encore Acquisition*                                  113,000           2,750
   Evergreen Energy*                                    147,000           1,545
   EXCO Resources*                                       63,353             786
   Foundation Coal Holdings                              52,000           1,683
   Helix Energy Solutions Group (B)*                     46,626           1,557
   Hercules Offshore (B)*                               109,000           3,384
   Hydril (B)*                                           24,600           1,379
   Infinity Bio-Energy (I)*                             484,123           2,701
   Input/Output (B)*                                    230,100           2,285
   Lufkin Industries                                      2,700             143
   Maritrans                                             77,300           2,829
   Matrix Service (B)*                                   54,700             716
   North American Oil Sands (Canada)
     (D) (G) (I) (J)*                                   300,000           3,227
   Natural Gas Services Group (B)*                       99,900           1,289
   NS Group*                                             19,780           1,277
   Rentech (B)*                                         576,500           2,669
   SEACOR Holdings*                                      35,300           2,912
   St. Mary Land & Exploration (B)                       35,600           1,307
   Superior Energy Services*                             48,180           1,265
   Synenco Energy (Canada) (D) (G) (H) (J)*              37,852             513
   Synenco Energy (Canada) (J)*                          31,600             428

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Synenco Energy, Cl A (Canada) (J)*                   124,100   $       1,681
   Tetra Technologies (B)*                               63,239           1,528
   Union Drilling*                                       99,300           1,092
   Vaalco Energy (B)*                                   314,900           2,261
   VeraSun Energy (B)*                                  158,600           2,546
   Veritas DGC*                                          26,175           1,723
   W-H Energy Services (B)*                              56,326           2,336
   Western Refining                                      82,800           1,924
   World Fuel Services                                   56,365           2,280
                                                                  --------------
                                                                         86,740
                                                                  --------------
FINANCIALS -- 11.0%
   Acadia Realty Trust+                                  97,500           2,486
   Accredited Home Lenders Holding*                      61,600           2,214
   Advance America Cash Advance
     Centers                                             31,700             457
   Affiliated Managers Group (B)*                        39,086           3,913
   American Equity Investment Life
     Holding (B)                                         78,600             964
   American Home Mortgage
     Investment+ (B)                                     86,700           3,023
   Amerisafe*                                           135,400           1,327
   Asta Funding                                          33,200           1,245
   Bank of the Ozarks (B)                                13,300             450
   Bankunited Financial, Cl A                            45,335           1,182
   Calamos Asset Management, Cl A                        20,400             598
   Canaccord Capital (Canada) (J)                       173,700           2,662
   Cascade Bancorp (B)                                   23,550             884
   Cash America International                            19,500             762
   Center Financial                                      51,000           1,213
   Cohen & Steers (B)                                    52,100           1,686
   CompuCredit (B)*                                      55,100           1,665
   Corus Bankshares (B)                                  78,500           1,755
   Cowen Group*                                          83,364           1,318
   Delphi Financial Group, Cl A (B)                      72,625           2,896
   DiamondRock Hospitality+                             127,600           2,119
   Dollar Financial*                                     90,800           1,981
   Dundee (Canada) + (J)                                 79,000           2,449
   Dundee Wealth Management (Canada) (J)                196,991           2,119
   Ezcorp, Cl A (B)*                                     37,100           1,435
   Federated Investors, Cl B (B)                         53,000           1,792
   FelCor Lodging Trust+                                130,100           2,609
   First Cash Financial Services (B)*                   150,900           3,107
   First Regional Bancorp*                               15,600             531
   First Republic Bank                                   63,700           2,711
   FirstFed Financial (B)*                               32,600           1,849
   Glacier Bancorp                                       42,312           1,446
   Gluskin Sheff + Associates
     (Canada) (J)*                                       36,300             488
   Gluskin Sheff + Associates
     (Canada) (H) (J)*                                  105,000           1,413
   Greenhill (B)                                         70,200           4,705
   Grubb & Ellis Realty Advisors*                       354,300           2,321

--------------------------------------------------------------------------------
92          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hanmi Financial                                        6,800   $         133
   HCC Insurance Holdings                                77,400           2,545
   Hersha Hospitality Trust+                            269,900           2,591
   Highbury Financial*                                   49,400             276
   Highbury Financial Units*                            123,000             898
   Intervest Bancshares (B)*                             14,400             627
   Investment Technology Group*                          92,110           4,122
   Kansas City Life Insurance                            27,400           1,248
   Medical Properties Trust+                            169,000           2,263
   MFA Mortgage Investments+ (B)                        275,000           2,049
   Midwest Banc Holdings (B)                             82,600           2,017
   Move*                                                479,300           2,353
   Nara Bancorp                                          55,000           1,006
   Nasdaq Stock Market*                                  94,500           2,858
   NorthStar Realty Finance+                             31,800             404
   optionsXpress Holdings*                               17,300             482
   PFF Bancorp                                           64,960           2,406
   Platinum Underwriters Holdings                        74,860           2,308
   Portfolio Recovery Associates (B)*                    74,000           3,246
   Preferred Bank                                         9,800             588
   Premierwest Bancorp                                    6,195              99
   RAIT Investment Trust+                                78,400           2,262
   Sierra Bancorp                                         2,000              63
   Signature Bank (B)*                                   57,500           1,778
   Smithtown Bancorp (B)                                  8,400             227
   Sterling Financial, Washington Shares                 34,800           1,129
   Strategic Hotels & Resorts+                          112,200           2,231
   SVB Financial Group (B)*                             107,100           4,781
   Thomas Weisel Partners Group (B)*                    160,300           2,573
   Tower Group                                           53,350           1,779
   TradeStation Group*                                   79,300           1,195
   UCBH Holdings                                         49,500             864
   United Fire & Casualty                                52,200           1,634
   United PanAm Financial*                               41,200             638
   Vineyard National Bancorp                             26,000             675
   Wilshire Bancorp                                      46,800             891
   World Acceptance (B)*                                 18,700             822
                                                                  --------------
                                                                        123,836
                                                                  --------------
HEALTH CARE -- 16.9%
   Adams Respiratory Therapeutics (B)*                   11,577             424
   Affymetrix (B)*                                      195,776           4,221
   Alexion Pharmaceuticals*                              11,272             383
   Align Technology (B)*                                113,000           1,286
   Alkermes*                                            327,022           5,183
   Alliance Imaging*                                    305,600           2,387
   Alnylam Pharmaceuticals (B)*                          50,777             732
   Alpharma, Cl A (B)                                    78,100           1,827
   American Medical Systems Holdings*                    30,591             564
   AMN Healthcare Services*                              64,750           1,538
   Amsurg (B)*                                          105,500           2,348
   Anadys Pharmaceuticals*                               42,100             122
   Applera - Celera Genomics Group*                     140,300           1,953

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Arena Pharmaceuticals (B)*                            93,900   $       1,125
   Ariad Pharmaceuticals (B)*                           407,900           1,778
   Array Biopharma*                                     255,300           2,175
   Arthrocare (B)*                                       47,785           2,239
   Aspreva Pharmaceuticals*                              45,180           1,172
   BioMarin Pharmaceuticals*                             31,570             449
   Biosite (B)*                                          82,000           3,791
   Candela*                                              81,100             885
   Caraco Pharmaceutical Laboratories*                   14,400             146
   Cardiome Pharma*                                      67,200             776
   Cell Genesys (B)*                                    390,600           1,785
   Cephalon (B)*                                        147,400           9,102
   Chemed                                                10,200             329
   Coley Pharmaceutical Group (B)*                       25,800             295
   Combinatorx (B)*                                      56,000             349
   Conceptus (B)*                                       121,300           2,146
   Conor Medsystems (B)*                                 58,300           1,374
   Cubist Pharmaceuticals (B)*                          328,785           7,148
   Cutera*                                               34,714             923
   CV Therapeutics (B)*                                 626,100           6,975
   Cyberonics (B)*                                       40,700             713
   Cynosure*                                             80,216           1,163
   Cypress Bioscience*                                   67,087             490
   deCODE genetics*                                      78,400             431
   Digene (B)*                                          117,590           5,074
   Diversa*                                              36,500             293
   DJO (B)*                                              26,759           1,111
   Emisphere Technologies (B)*                           67,700             572
   Encysive Pharmaceuticals (B)*                        384,500           1,653
   Endo Pharmaceuticals Holdings*                        87,200           2,838
   Enzon Pharmaceuticals*                                77,900             643
   Exelixis*                                            318,921           2,778
   Five Star Quality Care*                              160,100           1,723
   Greatbatch (B)*                                       73,300           1,658
   Haemonetics*                                          10,674             500
   HealthTronics (B)*                                    68,300             421
   Healthways (B)*                                       31,460           1,403
   Hologic (B)*                                          42,600           1,854
   Home Diagnostics*                                    138,600           1,814
   Human Genome Sciences (B)*                           258,002           2,977
   ICOS*                                                 32,100             804
   Illumina (B)*                                         43,947           1,452
   Immucor*                                             111,172           2,491
   Incyte (B)*                                          446,600           1,889
   InterMune (B)*                                        18,879             310
   inVentiv Health (B)*                                  84,465           2,705
   Ista Pharmaceuticals (B)*                            219,200           1,300
   Kendle International*                                 38,145           1,221
   Keryx Biopharmaceuticals (B)*                        120,900           1,430
   KV Pharmaceutical, Cl A (B)*                          21,200             502
   Kyphon (B)*                                           40,900           1,530
   Lifecell (B)*                                         44,946           1,448
   Luminex*                                              37,900             691
   Medarex (B)*                                         638,100           6,853
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          93

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medicines*                                            19,788   $         446
   Medicis Pharmaceutical, Cl A                          10,098             327
   Mentor                                                39,400           1,985
   MGI Pharma (B)*                                      126,300           2,174
   Micrus Endovascular*                                 145,500           1,887
   Molecular Devices*                                    51,500             952
   Myogen*                                               20,607             723
   Myriad Genetics (B)*                                  81,130           2,000
   Nastech Pharmaceutical (B)*                          189,700           2,895
   Nektar Therapeutics (B)*                              57,000             821
   Neurocrine Biosciences (B)*                           10,100             109
   New River Pharmaceuticals (B)*                        24,400             628
   Noven Pharmaceuticals*                                23,500             567
   NuVasive (B)*                                         28,192             567
   Odyssey HealthCare*                                  208,900           2,962
   Option Care (B)                                       20,300             272
   OraSure Technologies (B)*                             88,200             709
   OSI Pharmaceuticals (B)*                               6,600             248
   Pain Therapeutics (B)*                               167,400           1,443
   Palomar Medical Technologies (B)*                     17,800             751
   Par Pharmaceutical*                                   60,400           1,102
   PDL BioPharma (B)*                                   116,600           2,239
   Penwest Pharmaceuticals (B)*                          24,365             406
   Phase Forward*                                        71,228             850
   PolyMedica                                            69,200           2,962
   Progenics Pharmaceuticals*                            29,500             692
   PSS World Medical*                                   112,495           2,249
   Psychiatric Solutions*                                81,970           2,794
   Quidel*                                                9,400             133
   Regeneron Pharmaceuticals (B)*                        51,600             810
   Renovis*                                              12,100             167
   Rigel Pharmaceuticals (B)*                           132,300           1,359
   Salix Pharmaceuticals*                                 8,100             110
   Sciele Pharma (B)*                                    92,700           1,746
   Senomyx*                                              30,132             463
   Somanetics*                                           18,513             370
   SurModics (B)*                                        61,551           2,162
   Symbion (B)*                                         128,900           2,367
   Taro Pharmaceuticals Industries*                     151,800           2,019
   Telik*                                               314,200           5,590
   Tercica (B)*                                         174,800             932
   Theravance*                                           19,283             521
   Trimeris*                                             41,600             366
   United Surgical Partners
   International (B)*                                    17,500             435
   United Therapeutics*                                  91,744           4,820
   Valeant Pharmaceuticals
     International (B)                                   18,139             359
   Ventana Medical Systems (B)*                          41,837           1,708
   Viropharma*                                           61,600             750
   West Pharmaceutical Services                          77,185           3,031
   Xenoport*                                              7,300             149
   Zoll Medical (B)*                                     18,100             650
                                                                  --------------
                                                                        189,442
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.0%
   ABX Air (B)*                                         115,900   $         651
   Abyara Planejamento Imobilia (Brazil) (J)*            30,000             359
   Active Power (B)*                                    187,000             468
   Advisory Board*                                       68,424           3,457
   Amerco*                                               27,200           2,017
   American Commercial Lines (B)*                        47,200           2,806
   American Reprographics*                               36,405           1,167
   American Science & Engineering (B)*                   30,500           1,480
   American Woodmark (B)                                 63,200           2,129
   Apogee Enterprises                                    57,193             870
   Applied Industrial Technologies                       25,800             630
   Aries Maritime Transport                             163,500           1,700
   Armor Holdings (B)*                                   37,600           2,156
   Atlas Air Worldwide Holdings*                         14,000             609
   Badger Meter (B)                                      26,231             661
   Basin Water (B)*                                      90,900             744
   BE Aerospace (B)*                                    130,000           2,742
   Builders FirstSource (B)*                             69,900           1,065
   Ceradyne (B)*                                         52,550           2,159
   Chart Industries*                                     42,400             522
   Chicago Bridge & Iron                                 31,863             767
   Coinstar*                                             20,144             580
   Comfort Systems USA                                   29,200             335
   COMSYS IT Partners*                                   32,000             550
   Consolidated Graphics*                                39,900           2,401
   Continental Airlines, Cl B (B)*                      114,770           3,249
   CRA International*                                    33,433           1,593
   Dynamic Materials (B)                                 82,900           2,688
   DynCorp International, Cl A (B)*                     122,200           1,539
   ESCO Technologies (B)*                                43,700           2,012
   ExpressJet Holdings*                                  60,800             402
   Freightcar America (B)                                40,800           2,162
   Gardner Denver*                                      107,861           3,568
   General Cable*                                       133,427           5,098
   Genlyte Group*                                        38,410           2,735
   GrafTech International (B)*                          410,300           2,396
   Granite Construction                                  39,800           2,123
   Grupo Aeroportuario del Sureste ADR                   66,500           2,481
   H&E Equipment Services (B)*                           67,400           1,644
   Heico                                                 30,358             882
   Herman Miller (B)                                     83,200           2,846
   Hexcel (B)*                                          113,200           1,602
   HUB Group, Cl A (B)*                                 122,645           2,794
   ICT Group*                                            11,000             346
   IHS, Cl A*                                            20,912             671
   Innerworkings*                                        42,466             499
   Insteel Industries                                    44,400             882
   JLG Industries                                       147,500           2,922
   John H. Harland (B)                                   45,000           1,640
   Kenexa (B)*                                           95,309           2,404
   Kennametal                                            17,499             991
   Kforce*                                               33,200             396
   Knight Transportation                                114,925           1,948
--------------------------------------------------------------------------------
94          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Knoll                                                204,331   $       4,128
   Labor Ready*                                          51,400             819
   Lamson & Sessions (B)*                               188,905           4,500
   Lincoln Electric Holdings                             60,700           3,305
   McGrath Rentcorp                                      17,200             440
   Navigant Consulting*                                  68,200           1,368
   NCI Building Systems (B)*                            132,030           7,680
   Nordson                                               15,000             598
   PAM Transportation Services*                          17,500             439
   PW Eagle (B)*                                         47,500           1,425
   Quanta Services*                                      81,860           1,380
   Railpower Technologies (Canada) (H) (J)*             185,700             296
   Railpower Technologies (Canada) (H) (J)*             244,900             391
   RBC Bearings*                                         59,365           1,434
   Regal-Beloit                                          43,035           1,872
   Sherritt International (Canada) (J)*                 222,600           1,945
   Simpson Manufacturing (B)                             91,200           2,465
   Standard Parking*                                     12,200             383
   Sun Hydraulics                                        35,300             724
   Superior Essex*                                       41,870           1,434
   TAL International Group                              149,400           3,169
   Taleo, Cl A*                                          71,581             724
   Terex*                                                50,600           2,288
   United Industrial                                     34,400           1,840
   United Rentals (B)*                                   85,700           1,993
   Universal Forest Products (B)                         49,300           2,418
   Universal Truckload Services*                         41,400           1,075
   Wabtec                                                79,660           2,161
   Waste Industries USA                                   5,300             143
   Watson Wyatt Worldwide, Cl A                          49,530           2,027
   WESCO International (B)*                              22,700           1,317
   Williams Scotsman International*                     121,670           2,599
                                                                  --------------
                                                                        146,318
                                                                  --------------
INFORMATION TECHNOLOGY -- 27.9%
   24/7 Real Media (B)*                                 361,200           3,085
   Adaptec*                                             636,100           2,805
   Advanced Energy Industries*                          161,900           2,759
   Advent Software*                                      57,000           2,064
   Aeroflex*                                             50,500             519
   Akamai Technologies*                                  69,600           3,479
   Altera (B)*                                          546,000          10,036
   Amkor Technology (B)*                                194,700           1,005
   Anadigics*                                            91,210             653
   Ansoft*                                               36,691             914
   aQuantive (B)*                                       191,400           4,521
   Arris Group*                                         205,300           2,353
   Art Technology Group (B)*                            327,338             838
   Aspen Technology (B)*                                143,675           1,569
   Asyst Technologies*                                  344,300           2,327
   ATMI (B)*                                             57,399           1,669
   Avid Technology (B)*                                  21,937             799
   BISYS Group*                                          53,400             580
   Blackbaud                                            107,094           2,355

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Brightpoint (B)*                                      87,853   $       1,249
   Brooks Automation (B)*                               377,700           4,929
   CNET Networks (B)*                                   399,700           3,829
   Cogent (B)*                                          216,600           2,974
   CommScope*                                           101,015           3,319
   Commvault Systems (B)*                               120,100           2,162
   Comtech Group (B)*                                    96,930           1,451
   Concur Technologies (B)*                              44,587             649
   Covansys*                                             12,000             206
   CPI International*                                     8,100             107
   Cree (B)*                                            135,000           2,715
   CSG Systems International (B)*                       121,300           3,206
   Cymer (B)*                                           100,259           4,402
   DealerTrack Holdings*                                 17,575             389
   Digimarc*                                            205,800           1,595
   Digital Insight (B)*                                  92,000           2,697
   Digital River (B)*                                    15,600             797
   Diodes (B)*                                           88,398           3,816
   Eagle Test Systems*                                   32,300             534
   EFJ*                                                 166,300           1,234
   Emergis (Canada) (J)*                                285,800           1,371
   Emulex*                                               92,700           1,684
   Euronet Worldwide (B)*                               111,000           2,725
   F5 Networks*                                          16,714             898
   Factset Research Systems                              29,200           1,418
   Finisar (B)*                                         497,200           1,805
   Formfactor*                                           41,825           1,762
   Harmonic*                                             90,400             664
   Heartland Payment Systems (B)*                        21,200             551
   Hittite Microwave (B)*                                30,080           1,339
   Hutchinson Technology (B)*                           146,500           3,081
   i2 Technologies (B)*                                 141,574           2,652
   i2 Technologies*                                       4,229              79
   Imation                                               67,500           2,710
   Immersion*                                           582,200           4,163
   Informatica (B)*                                     217,300           2,953
   infoUSA                                               77,900             647
   Interdigital Communications (B)*                     110,600           3,771
   Internap Network Services (B)*                        47,758             727
   International DisplayWorks (B)*                      447,600           2,851
   Intevac*                                              71,825           1,207
   Itron (B)*                                            76,235           4,254
   IXYS*                                                 13,300             112
   j2 Global Communications (B)*                         57,475           1,562
   JDA Software Group*                                  174,900           2,697
   Jupitermedia (B)*                                    505,800           4,380
   Kemet*                                               128,555           1,037
   Knot*                                                 48,100           1,064
   Komag (B)*                                            86,100           2,752
   Lattice Semiconductor*                             1,090,000           7,434
   Lightbridge*                                          73,400             860
   Lionbridge Technologies*                             444,500           3,392
   Liquidity Services*                                   15,200             237
   Littelfuse*                                           38,600           1,339
   LoJack (B)*                                           54,500           1,068
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          95

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   LoopNet*                                              62,086   $         786
   LTX*                                                 157,600             790
   Marchex, Cl B (B)*                                   363,952           5,583
   Mastec*                                              167,800           1,858
   Mattson Technology*                                   79,500             660
   MAXIMUS                                               61,000           1,592
   Mentor Graphics*                                      47,400             667
   Micrel (B)*                                           93,600             898
   Micros Systems (B)*                                   28,750           1,406
   Microsemi (B)*                                       142,602           2,688
   MicroStrategy, Cl A (B)*                              32,300           3,289
   MTS Systems                                           30,400             983
   Net 1 UEPS Technologies*                              36,287             830
   Netlogic Microsystems (B)*                            95,606           2,426
   Nuance Communications (B)*                           413,160           3,376
   Omnivision Technologies (B)*                         181,500           2,590
   ON Semiconductor (B)*                                479,300           2,818
   Online Resources*                                     65,219             799
   Opsware (B)*                                         117,500           1,059
   OPTI (Canada) (J)*                                   207,000           3,321
   OSI Systems (B)*                                     139,000           2,724
   Packeteer*                                            42,200             363
   Parametric Technology*                                35,100             613
   Parkervision (B)*                                    223,000           1,621
   Perot Systems, Cl A*                                  52,600             725
   Pixelworks*                                          553,050           1,632
   Plexus*                                               49,800             956
   PLX Technology*                                      328,499           3,407
   PMC - Sierra (B)*                                    248,500           1,476
   Polycom (B)*                                         546,800          13,413
   Powerwave Technologies*                              114,100             867
   Presstek (B)*                                        145,529             784
   Quality Systems (B)*                                  17,683             686
   Rackable Systems (B)*                                163,763           4,482
   Radyne*                                               75,900             929
   RealNetworks (B)*                                    255,700           2,713
   Redback Networks (B)*                                 32,800             455
   RF Micro Devices (B)*                                819,700           6,213
   Rudolph Technologies*                                124,300           2,278
   SAVVIS (B)*                                           28,000             798
   Seachange International (B)*                         227,500           2,023
   Secure Computing*                                     60,400             382
   Sigma Designs (B)*                                    46,420             694
   Sina (B)*                                             10,143             255
   Sirenza Microdevices*                                 39,300             310
   Sirf Technology Holdings (B)*                         85,100           2,042
   Skyworks Solutions*                                  543,300           2,820
   Solectron*                                           983,400           3,206
   Spatialight (B)*                                     267,200             558
   Spatialight (D) (G)*                                 100,000             209
   Spatialight PIPE (I)*                                  8,667              16
   Spatialight PIPE (I)*                                110,000             207
   STATS ChipPAC ADR (B)*                               164,082             986
   Stratasys (B)*                                        41,845           1,105
   SYKES Enterprises*                                    95,985           1,953

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Symmetricom (B)*                                     221,300   $       1,786
   Synaptics*                                            15,400             375
   Tessera Technologies (B)*                             52,300           1,819
   THQ (B)*                                             194,513           5,674
   TIBCO Software*                                      237,900           2,136
   Trident Microsystems (B)*                            224,190           5,215
   Triquint Semiconductor (B)*                          921,800           4,793
   TTM Technologies*                                     62,100             727
   Ultra Clean Holdings*                                164,200           1,754
   United Online                                        185,600           2,261
   Valueclick*                                           75,980           1,409
   Varian Semiconductor Equipment
     Associates (B)*                                     87,061           3,195
   Vasco Data Security International (B)*                71,881             745
   Veeco Instruments*                                    66,700           1,344
   VeriFone Holdings (B)*                               200,205           5,716
   Verigy Ltd*                                           21,000             341
   WebEx Communications (B)*                            101,524           3,961
   Websense*                                             66,700           1,441
   Wind River Systems*                                  495,000           5,301
   Wright Express (B)*                                  126,865           3,052
                                                                  --------------
                                                                        313,201
                                                                  --------------
MATERIALS -- 3.0%
   ADA-ES (B)*                                           24,300             316
   AK Steel Holding*                                    165,000           2,003
   Brush Engineered Materials*                           53,575           1,332
   Carpenter Technology (B)                              23,600           2,537
   Cleveland-Cliffs (B)                                  85,400           3,255
   First Quantum Minerals (Canada) (J)                   67,400           3,156
   Grande Cache Coal (Canada) (J)*                      429,000             377
   Greif, Cl A                                           21,275           1,704
   Hercules*                                            169,700           2,676
   Myers Industries                                      12,800             218
   Oregon Steel Mills*                                      600              29
   Reliance Steel & Aluminum                             52,765           1,696
   Schnitzer Steel Industries, Cl A                      83,200           2,624
   Steel Dynamics                                        37,200           1,877
   Symyx Technologies (B)*                              118,300           2,507
   TAC Acquisition*                                     354,500           2,240
   Texas Industries (B)                                  61,000           3,176
   Wheeling-Pittsburgh*                                 123,500           2,113
                                                                  --------------
                                                                         33,836
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.3%
   Cbeyond (B)*                                          45,832           1,258
   Centennial Communications*                            89,900             479
   Fairpoint Communications                             253,000           4,402
   NeuStar, Cl A*                                        27,591             766
   SBA Communications, Cl A (B)*                        208,628           5,076
   Syniverse Holdings*                                   99,500           1,492
   Time Warner Telecom, Cl A (B)*                        45,328             862
                                                                  --------------
                                                                         14,335
                                                                  --------------
--------------------------------------------------------------------------------
96          SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 0.5%
   New Jersey Resources                                  33,200   $       1,637
   Ormat Technologies                                   121,800           3,985
                                                                  --------------
                                                                          5,622
                                                                  --------------
Total Common Stock
   (Cost $1,039,447) ($ Thousands)                                    1,083,057
                                                                  --------------

                                                      Number of
                                                       Warrants
                                                     -----------
WARRANTS -- 0.0%
   Infinity Bio-Energy,
      Expires 05/23/10 (I)*                             968,246             561
   Parkervision (D) (G) (I)*                             17,500              33
                                                                  --------------
Total Warrants
   (Cost $502) ($ Thousands)                                                594
                                                                  --------------
CORPORATE OBLIGATIONS (C) -- 18.3%

FINANCIALS -- 18.3%
   Allstate Life Global Funding II
      MTN (F) (H)
         5.370%, 10/16/06                         $       3,143           3,143
   American General Finance (F) (H)
         5.360%, 10/16/06                                 9,907           9,906
   Bear Stearns EXL (F)
         5.370%, 10/16/06                                12,162          12,162
   Countrywide Financial MTN (F)
         5.448%, 12/27/06                                 4,099           4,099
   Countrywide Financial MTN, Ser A (F)
         5.548%, 11/03/06                                 7,174           7,174
   Dekabank (F) (H)
         5.490%, 10/19/06                                12,640          12,639
   Glitner Banki (F) (H)
         5.380%, 10/10/06                                10,249          10,249
   Irish Life & Permanent MTN,
      Ser X (F) (H)
         5.370%, 10/23/06                                 9,087           9,086
   Islandsbanki (F) (H)
         5.380%, 10/23/06                                 5,808           5,808
   Jackson National Life Funding (F) (H)
         5.330%, 10/02/06                                15,031          15,031
   Kaupthing Bank MTN (F) (H)
         5.390%, 10/20/06                                17,081          17,081
   Lakeside Funding (F)
         5.330%, 10/10/06                                 4,085           4,085
   Landsbanki Islands (F) (H)
         5.410%, 10/16/06                                12,982          12,982
   Morgan Stanley EXL (F)
         5.390%, 10/04/06                                 2,391           2,391


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley EXL, Ser S (F)
         5.350%, 10/03/06                         $       3,416   $       3,416
   Natexis Banques (F) (H)
         5.310%, 10/16/06                                 6,662           6,661
   Nationwide Building Society (F) (H)
         5.424%, 12/28/06                                 3,758           3,758
         5.360%, 10/10/06                                 6,832           6,832
   Nordbank (F) (H)
         5.360%, 10/23/06                                11,615          11,614
   Northern Rock (F) (H)
         5.370%, 10/03/06                                 7,037           7,037
   Pacific Life Global Funding (F) (H)
         5.380%, 10/13/06                                 5,124           5,124
   Premium Asset Trust,
      Ser 2004-10 (F) (H)
         5.370%, 10/16/06                                 9,565           9,565
   SLM EXL, Ser S (F) (H)
         5.330%, 10/16/06                                 7,516           7,516
   Sigma Finance MTN (H)
         4.745%, 11/09/06                                 3,690           3,690
   Skandinav Enskilda Bank (F) (H)
         5.320%, 10/18/06                                 7,516           7,515
   Stanfield Victoria MTN (F) (H)
         5.445%, 06/11/07                                 6,832           6,832
                                                                  --------------
Total Corporate Obligations
   (Cost $205,396) ($ Thousands)                                        205,396
                                                                  --------------
COMMERCIAL PAPER (C) (E) -- 5.4%
   Broadhollow Funding
         5.502%, 10/02/06                                13,665          13,660
   Citius I Funding
         5.313%, 10/17/06                                 3,416           3,408
   Elysian Funding LLC
         5.427%, 11/27/06                                 6,132           6,079
         5.401%, 11/20/06                                 5,483           5,441
         5.390%, 11/06/06                                 6,832           6,795
   Georgetown Funding
         5.349%, 10/24/06                                 1,759           1,753
   Mica Funding LLC
         5.299%, 10/12/06                                 6,832           6,820
   Ocala Funding
         5.321%, 10/20/06                                 3,416           3,406
         5.318%, 10/10/06                                 7,791           7,779
   Rhineland Funding Capital
         5.470%, 10/12/06                                 3,416           3,410
         5.378%, 12/12/06                                 2,249           2,225
                                                                  --------------
Total Commercial Paper
   (Cost $60,777) ($ Thousands)                                          60,776
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          97

SCHEDULE OF INVESTMENTS


Small Cap Growth Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (C) (F) (H) -- 2.9%

MORTGAGE RELATED SECURITIES -- 2.9%
   Cheyne High Grade, Ser 2004-1A, Cl AM1
         5.466%, 11/10/06                         $       3,416   $       3,416
   Commodore, Ser 2003-2A, Cl A1MM
         5.470%, 12/12/06                                 3,143           3,143
   Duke Funding, Ser 2004-6B, Cl A1S1
         5.577%, 10/10/06                                 5,124           5,124
   Newcastle CDO, Ser 2005-6A, Cl IM1
         5.350%, 10/24/06                                 1,366           1,366
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6
         5.360%, 10/25/06                                 3,036           3,036
   Saturn Ventures II
         5.390%, 10/10/06                                 5,502           5,502
   TIAA Real Estate CDO, Ser 2003 1A, Cl A1MM
         5.354%, 10/30/06                                 5,081           5,081
   Whitehawk CDO Funding, Ser 2004-1A
         5.340%, 10/16/06                                 5,897           5,897
                                                                  --------------
Total Asset-Backed Securities
   (Cost $32,565) ($ Thousands)                                          32,565
                                                                  --------------
CASH EQUIVALENTS -- 3.3%
   Merrill Lynch EBP Master
         5.220%**                                      4,602,287           4,602
   SEI Daily Income Trust, Prime Obligation
      Fund, Cl A,                                     32,332,861          32,333
         5.330%**++                                               --------------
Total Cash Equivalents
   (Cost $36,935) ($ Thousands)                                          36,935
                                                                  --------------
MASTER NOTE (C) -- 1.5%
   Bank of America
         5.445%, 10/02/06                                17,081          17,081
                                                                  --------------
Total Master Note
   (Cost $17,081) ($ Thousands)                                          17,081
                                                                  --------------
CERTIFICATES OF DEPOSIT (C) -- 1.2%
   Barclays Bank (F)
         5.440%, 06/11/07                                 3,416           3,416
   CC USA MTN (H)
         5.520%, 06/18/07                                 6,833           6,833
   U.S. Trust of New York (F)
         5.370%, 10/13/06                                 2,733           2,733
                                                                  --------------
Total Certificates of Deposit
   (Cost $12,982) ($ Thousands)                                          12,982
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.2%
   U.S. Treasury Bill
         4.983%, 11/24/06                         $       2,290   $       2,274
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $2,273) ($ Thousands)                                            2,274
                                                                  --------------
REPURCHASE AGREEMENTS (C) (K) -- 3.6%
   Barclays
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $9,495,502
      (collateralized by a U.S.
      Government Obligation, par
      value $9,065,066, 6.000%,
      05/15/11; with total market
      value $9,681,158)                                   9,491           9,491
   Deutsche Bank
      5.330%, dated 09/29,06, to be
      repurchased on 10/02/06,
      repurchase price $13,670,831
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $118,200-
      $3,999,197, 3.750%-5.300%,
      02/21/08-04/25/14; with total
      market value $13,938,100)                          13,665          13,665
   Lehman Brothers
      5.330%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $17,088,952
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $1,179,269-
      $2,101,640, 2.500%-5.705%,
      01/30/07-05/18/16; with total
      market value $17,422,765)                          17,081          17,081
                                                                  --------------
Total Repurchase Agreements
   (Cost $40,237) ($ Thousands)                                          40,237
                                                                  --------------
Total Investments -- 132.8%
   (Cost $1,448,195) ($ Thousands)                                $   1,491,897
                                                                  ==============



--------------------------------------------------------------------------------
98          SEI Institutional Managed Trust / Annual Report / September 30, 2006

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                NUMBER OF     EXPIRATION    APPRECIATION
CONTRACT                               CONTRACTS           DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                    312       Dec-2006            $533
                                                                           ====

Percentages are based on Net Assets of $1,123,239 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at September 30, 2006 (see Note 7). The total value of securities on loan at September 30, 2006 was $352,968 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of September 30, 2006 was $369,037 ($ Thousands).

(D) This security considered restricted. The total value of such securities as of September 30, 2006 was $5,870 ($ thousands) and represented 0.52% of Net Assets.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(G) Securities considered illiquid. The total value of such securities as of September 30, 2006 was $5,870 ($Thousands) and represents 0.52% of Net Assets.

(H) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of September 30, 2006 was $7,980 ($ Thousands) and represented 0.71% of Net Assets.

(J) This security is traded on a foreign stock exchange. The total value of such securities as of September 30, 2006 was $28,231 and represents 2.51% of Net Assets.

(K)   Tri-Party Repurchase Agreement.

ADR -- American Depository Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

PIPE -- Private Investment, Public Entity

Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006          99

SCHEDULE OF INVESTMENTS


Mid-Cap Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

24.9%  Financials
14.4%  Information Technology
13.4%  Consumer Discretionary
10.1%  Health Care
 9.9%  Industrials
 6.8%  Materials
 5.5%  Utilities
 4.9%  Energy
 4.6%  Consumer Staples
 3.7%  Short-Term Investments
 1.0%  Asset-Backed Securities
 0.7%  Telecommunication Services
 0.1%  U.S. Treasury Obligation

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.1%

CONSUMER DISCRETIONARY -- 15.0%
   Abercrombie & Fitch, Cl A                              2,700   $         188
   AnnTaylor Stores (B)*                                 19,600             820
   Brinker International                                 26,000           1,042
   Darden Restaurants                                    21,800             926
   Dollar Tree Stores (B)*                               33,200           1,028
   EchoStar Communications, Cl A (B)*                    32,300           1,058
   Goodyear Tire & Rubber (B)*                           14,300             207
   Harley-Davidson                                       21,300           1,337
   J.C. Penney                                            6,300             431
   Jarden*                                               11,600             382
   Liberty Media Holding-Capital, Ser A*                  4,800             401
   MGM Mirage*                                           27,300           1,078
   Nordstrom                                              4,500             190
   Office Depot*                                         33,600           1,334
   OfficeMax                                             22,500             917
   Rent-A-Center (B)*                                    12,150             356
   TRW Automotive Holdings*                              26,800             645
   Whirlpool                                             13,900           1,169
                                                                  --------------
                                                                         13,509
                                                                  --------------
CONSUMER STAPLES -- 5.1%
   HJ Heinz                                              10,600             445
   Hormel Foods                                           1,300              47
   Kroger                                                63,800           1,476
   Loews - Carolina                                      19,100           1,058
   Pepsi Bottling Group                                  44,800           1,590
                                                                  --------------
                                                                          4,616
                                                                  --------------
ENERGY -- 5.5%
   Plains Exploration & Production (B)*                  26,600           1,141
   SEACOR Holdings*                                      13,400           1,106

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   St. Mary Land & Exploration                           22,800   $         837
   Sunoco                                                 2,200             137
   Tesoro                                                 6,500             377
   Tidewater                                             11,000             486
   Unit*                                                 18,200             837
   W&T Offshore                                           2,000              58
                                                                  --------------
                                                                          4,979
                                                                  --------------
FINANCIALS -- 18.2%
   American Financial Group                              34,000           1,596
   AmeriCredit (B)*                                       5,100             127
   Apartment Investment & Management, Cl A                1,000              54
   Assurant                                               6,400             342
   Bank of Hawaii                                        18,500             891
   CapitalSource+                                        44,100           1,139
   CB Richard Ellis Group, Cl A*                         16,900             416
   CNA Financial*                                        16,900             609
   Comerica                                              18,600           1,059
   Cullen/Frost Bankers                                  12,900             746
   E*Trade Financial*                                    22,800             545
   East West Bancorp                                     19,800             784
   Hospitality Properties Trust+ (B)                     34,200           1,614
   Host Hotels & Resorts+                                37,800             867
   Investment Technology Group*                          20,400             913
   iStar Financial+ (B)                                  28,700           1,197
   Nationwide Financial Services, Cl A                   30,700           1,477
   New Century Financial+ (B)                            24,100             947
   Philadelphia Consolidated Holding*                    11,200             445
   WR Berkley                                            17,550             621
                                                                  --------------
                                                                         16,389
                                                                  --------------
HEALTH CARE -- 11.4%
   Advanced Medical Optics*                              18,100             716
   Applera - Applied Biosystems Group                     8,800             291
   Celgene (B)*                                          12,300             533
   Cephalon (B)*                                          5,300             327
   Cerner (B)*                                            6,200             281
   Community Health Systems*                             14,500             541
   Coventry Health Care*                                  4,700             242
   Cytyc*                                                32,800             803
   Dade Behring Holdings                                 17,000             683
   Emdeon*                                               87,100           1,020
   Endo Pharmaceuticals Holdings*                        14,700             478
   Hospira*                                               1,900              73
   Kinetic Concepts*                                     17,000             535
   King Pharmaceuticals*                                 50,200             855
   McKesson                                              20,800           1,097
   Mylan Laboratories                                    10,000             201
   PDL BioPharma (B)*                                    12,600             242
   Sierra Health Services*                               23,000             870


--------------------------------------------------------------------------------
100         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Techne (B)*                                            5,400   $         275
   WellCare Health Plans*                                 3,600             204
                                                                  --------------
                                                                         10,267
                                                                  --------------
INDUSTRIALS -- 11.1%
   American Standard                                     23,200             974
   Carlisle                                               4,200             353
   Continental Airlines, Cl B*                           29,800             844
   CSX                                                   10,400             341
   Cummins                                               13,400           1,598
   Eaton                                                  8,600             592
   Flowserve*                                            10,300             521
   Parker Hannifin                                       14,500           1,127
   Republic Services                                     23,600             949
   Roper Industries                                       8,600             385
   RR Donnelley & Sons                                    5,100             168
   Ryder System                                          18,600             961
   Swift Transportation*                                 10,000             237
   Thomas & Betts*                                       11,300             539
   Timken                                                11,100             331
   WESCO International*                                   2,400             139
                                                                  --------------
                                                                         10,059
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.2%
   Amphenol, Cl A                                         2,800             173
   Autodesk*                                              7,700             268
   AVX                                                    7,100             126
   BMC Software (B)*                                     62,600           1,704
   Cadence Design Systems (B)*                           25,900             439
   Ceridian*                                             54,000           1,207
   Computer Sciences*                                    22,600           1,110
   Fair Isaac                                            24,300             889
   Freescale Semiconductor, Cl B*                        40,200           1,528
   Global Payments                                        8,900             392
   Harris                                                21,500             957
   Lam Research (B)*                                     25,000           1,133
   Lexmark International, Cl A (B)*                      18,200           1,049
   LSI Logic (B)*                                        71,200             585
   MEMC Electronic Materials*                            11,400             418
   Mettler Toledo International*                         17,100           1,131
   National Semiconductor                                19,800             466
   Teradyne*                                             23,100             304
   Western Digital*                                      38,200             691
                                                                  --------------
                                                                         14,570
                                                                  --------------
MATERIALS -- 7.6%
   Albemarle                                              4,900             266
   Celanese, Ser A                                       45,500             815
   Eagle Materials (B)                                   26,300             886


--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FMC                                                   23,500   $       1,506
   Lyondell Chemical                                     21,200             538
   Martin Marietta Materials                             17,900           1,515
   Phelps Dodge                                           3,500             296
   Temple-Inland                                         22,500             902
   United States Steel                                    2,400             138
                                                                  --------------
                                                                          6,862
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.8%
   Leap Wireless International*                          11,300             548
   Qwest Communications International*                   19,900             174
                                                                  --------------
                                                                            722
                                                                  --------------
UTILITIES -- 6.2%
   AES*                                                  59,200           1,207
   Alliant Energy                                        27,500             982
   National Fuel Gas                                     21,200             771
   Pepco Holdings                                        49,400           1,194
   PG&E (B)                                              23,600             983
   PPL                                                   14,000             461
                                                                  --------------
                                                                          5,598
                                                                  --------------
Total Common Stock
   (Cost $79,695) ($ Thousands)                                          87,571
                                                                  --------------
CORPORATE OBLIGATIONS (C) -- 6.8%

FINANCIALS -- 6.8%
   Allstate Life Global Funding II
      MTN (E) (F)
         5.370%, 10/16/06                         $          94              94
   American General Finance (E) (F)
         5.360%, 10/16/06                                   296             296
   Bear Stearns EXL (E)
         5.370%, 10/16/06                                   364             364
   Countrywide Financial MTN (E)
         5.448%, 12/27/06                                   123             123
   Countrywide Financial MTN,
      Ser A (E)
         5.548%, 11/03/06                                   215             215
   Dekabank (E) (F)
         5.490%, 10/19/06                                   378             378
   Glitner Banki (E) (F)
         5.380%, 10/10/06                                   306             306
   Irish Life & Permanent MTN,
      Ser X (E) (F)
         5.370%, 10/23/06                                   272             272
   Islandsbanki (E) (F)
         5.380%, 10/23/06                                   174             174


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         101

SCHEDULE OF INVESTMENTS


Mid-Cap Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Jackson National Life Funding (E) (F)
         5.330%, 10/02/06                         $         450   $         450
   Kaupthing Bank MTN (E) (F)
         5.390%, 10/20/06                                   511             511
   Lakeside Funding (E)
         5.330%, 10/10/06                                   122             122
   Landsbanki Islands (E) (F)
         5.410%, 10/16/06                                   388             388
   Morgan Stanley EXL (E)
         5.390%, 10/04/06                                    72              72
   Morgan Stanley EXL, Ser S (E)
         5.350%, 10/03/06                                   102             102
   Natexis Banques (E) (F)
         5.310%, 10/16/06                                   199             199
   Nationwide Building Society (E) (F)
         5.424%, 12/28/06                                   112             112
         5.360%, 10/10/06                                   204             204
   Nordbank (E) (F)
         5.360%, 10/23/06                                   347             347
   Northern Rock (E) (F)
         5.370%, 10/03/06                                   210             210
   Pacific Life Global Funding (E) (F)
         5.380%, 10/13/06                                   153             153
   Premium Asset Trust,
      Ser 2004-10 (E) (F)
         5.370%, 10/16/06                                   286             286
   SLM EXL, Ser S (E) (F)
         5.330%, 10/16/06                                   225             225
   Sigma Finance MTN (F)
         4.745%, 11/09/06                                   110             110
   Skandinav Enskilda Bank (E) (F)
         5.320%, 10/18/06                                   225             225
   Stanfield Victoria MTN (E) (F)
         5.445%, 06/11/07                                   204             204
                                                                  --------------
Total Corporate Obligations
   (Cost $6,142) ($ Thousands)                                            6,142
                                                                  --------------
COMMERCIAL PAPER (C) (D) -- 2.0%
   Broadhollow Funding
         5.502%, 10/02/06                                   409             408
   Citius I Funding
         5.313%, 10/17/06                                   102             102
   Elysian Funding LLC
         5.427%, 11/27/06                                   183             182
         5.401%, 11/20/06                                   164             163
         5.390%, 11/06/06                                   204             203
   Georgetown Funding
         5.349%, 10/24/06                                    53              52
   Mica Funding LLC
         5.299%, 10/12/06                                   204             204


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ocala Funding
         5.321%, 10/20/06                         $         102   $         102
         5.318%, 10/10/06                                   233             233
   Rhineland Funding Capital
         5.470%, 10/12/06                                   102             102
         5.378%, 12/12/06                                    67              66
                                                                  --------------
Total Commercial Paper
   (Cost $1,817) ($ Thousands)                                            1,817
                                                                  --------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 1.1%

MORTGAGE RELATED SECURITIES -- 1.1%
   Cheyne High Grade, Ser 2004-1A, Cl AM1
         5.466%, 11/10/06                                   102             102
   Commodore, Ser 2003-2A, Cl A1MM
         5.470%, 12/12/06                                    94              94
   Duke Funding, Ser 2004-6B, Cl A1S1
         5.577%, 10/10/06                                   153             153
   Newcastle CDO, Ser 2005-6A, Cl IM1
         5.350%, 10/24/06                                    41              41
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6
         5.360%, 10/25/06                                    91              91
   Saturn Ventures II
         5.390%, 10/10/06                                   165             165
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
         5.354%, 10/30/06                                   152             152
   Whitehawk CDO Funding, Ser 2004-1A
         5.340%, 10/16/06                                   176             176
                                                                  --------------
Total Asset-Backed Securities
   (Cost $974) ($ Thousands)                                                974
                                                                  --------------
CASH EQUIVALENT -- 2.8%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
         5.330%**++                                   2,521,409           2,521
                                                                  --------------
Total Cash Equivalent
   (Cost $2,521) ($ Thousands)                                            2,521
                                                                  --------------
MASTER NOTE (C) -- 0.6%
   Bank of America
         5.445%, 10/02/06                                   511             511
                                                                  --------------
Total Master Note
   (Cost $511) ($ Thousands)                                                511
                                                                  --------------


--------------------------------------------------------------------------------
102         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (C) -- 0.4%
   Barclays Bank (E)
         5.440%, 06/11/07                         $         102   $         102
   CC USA MTN (F)
         5.520%, 06/18/07                                   204             204
   U.S. Trust of New York (E)
         5.370%, 10/13/06                                    82              82
                                                                  --------------
Total Certificates of Deposit
   (Cost $388) ($ Thousands)                                                388
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
         4.892%, 12/14/06                                   100              99
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $99) ($ Thousands)                                                  99
                                                                  --------------
REPURCHASE AGREEMENTS (C) (G) -- 1.3%
   Barclays
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06, repurchase
      price $283,961 (collateralized by a
      U.S. Government Obligation, par value
      $271,089, 6.000%, 05/15/11; with
      total market value $289,513)                          284             284
   Deutsche Bank
      5.330%, dated 09/29,06, to be
      repurchased on 10/02/06, repurchase
      price $408,823 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $3,535-$119,595,
      3.750%-5.300%, 02/21/08-04/25/14;
      with total market value $416,815)                     409             409
   Lehman Brothers
      5.330%, dated 09/29/06, to be
      repurchased on 10/02/06, repurchase
      price $511,028 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $35,266-$62,849,
      2.500%-5.705%, 01/30/07-05/18/16;
      with total market value $521,023)                     511             511
                                                                  --------------
Total Repurchase Agreements
   (Cost $1,204) ($ Thousands)                                            1,204
                                                                  --------------
Total Investments -- 112.2%
   (Cost $93,351) ($ Thousands)                                   $     101,227
                                                                  ==============


Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                               NUMBER OF      EXPIRATION    DEPRECIATION
CONTRACT                              CONTRACTS            DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI                         32        Dec-2006             $(4)
                                                                            ===

Percentages are based on Net Assets of $90,208 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at September 30, 2006 (see Note 7). The total value of securities on loan at September 30, 2006 was $10,618 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of September 30, 2006 was $11,036 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(F) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement.

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         103

SCHEDULE OF INVESTMENTS


U.S. Managed Volatility Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

19.8%  Financials
14.0%  Consumer Staples
12.1%  Health Care
10.8%  Utilities
 9.5%  Short-Term Investments
 7.7%  Industrials
 6.4%  Information Technology
 5.8%  Consumer Discretionary
 5.0%  Energy
 4.5%  Telecommunication Services
 3.9%  Materials
 0.5%  U.S. Treasury Obligation

#Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.5%

CONSUMER DISCRETIONARY -- 5.8%
   Autoliv                                               22,000   $       1,212
   Belo, Cl A                                            16,100             255
   Choice Hotels International                           14,800             605
   Clear Channel Outdoor Holdings, Cl A*                 11,403             233
   Dillard's, Cl A                                       29,600             969
   DIRECTV Group*                                        63,400           1,248
   Gildan Activewear*                                    10,700             519
   Harte-Hanks                                           28,900             761
   Hearst-Argyle Television                              31,170             715
   ITT Educational Services*                             16,200           1,074
   J.C. Penney                                           16,300           1,115
   John Wiley & Sons, Cl A                               16,800             605
   Lamar Advertising, Cl A*                              21,600           1,154
   Pacific Sunwear of California*                        24,700             372
   Panera Bread, Cl A*                                    8,400             489
   Polaris Industries                                    13,300             547
   Shaw Communications, Cl B                             37,000           1,111
   TRW Automotive Holdings*                              36,600             881
   Valassis Communications*                              12,800             226
   Washington Post, Cl B                                  2,528           1,863
   Weight Watchers International                         21,700             962
   Yum! Brands                                           12,300             640
                                                                  --------------
                                                                         17,556
                                                                  --------------
CONSUMER STAPLES -- 13.9%
   Anheuser-Busch                                        95,569           4,540
   Brown-Forman, Cl B                                    44,767           3,431
   Church & Dwight                                       23,700             927
   Clorox                                                11,500             725
   Coca-Cola Enterprises                                 90,678           1,889
   Colgate-Palmolive                                      1,916             119
   Costco Wholesale                                      24,278           1,206
   Dean Foods*                                           90,963           3,822
   General Mills                                         32,332           1,830

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hershey                                               31,872   $       1,704
   HJ Heinz                                              14,100             591
   Hormel Foods                                         121,926           4,387
   JM Smucker                                            20,900           1,002
   Kellogg                                               69,730           3,453
   Kimberly-Clark                                        11,762             769
   Loews - Carolina                                      19,775           1,095
   McCormick                                             73,407           2,788
   Pepsi Bottling Group                                  73,743           2,618
   PepsiAmericas                                        106,958           2,283
   PepsiCo                                               11,393             744
   Smithfield Foods*                                     88,393           2,388
                                                                  --------------
                                                                         42,311
                                                                  --------------
   ENERGY -- 4.9%
   Cameco                                                33,200           1,214
   Chevron                                               54,831           3,556
   Enbridge                                              37,300           1,204
   Exxon Mobil                                           50,207           3,369
   Holly                                                 19,100             828
   Imperial Oil                                          28,800             966
   Murphy Oil                                            25,457           1,210
   Nexen                                                 12,600             674
   Teekay Shipping                                       23,900             983
   Transcanada                                           31,400             987
                                                                  --------------
                                                                         14,991
                                                                  --------------
   FINANCIALS -- 19.7%
   Alleghany*                                             3,029             875
   American Financial Group                              46,181           2,167
   American National Insurance                            3,510             407
   AvalonBay Communities+                                16,548           1,992
   BancorpSouth                                          34,700             963
   BOK Financial                                         40,832           2,148
   Brookfield Asset Management                           27,900           1,237
   Cincinnati Financial                                  89,355           4,294
   CNA Financial*                                        75,399           2,716
   Commerce Bancshares                                   63,353           3,204
   Credicorp                                             26,300           1,104
   East West Bancorp                                     23,200             919
   Erie Indemnity, Cl A                                  21,668           1,135
   Federal Realty Investment Trust+                      17,035           1,266
   Federated Investors, Cl B                             34,400           1,163
   Fidelity National Title Group, Cl A                    6,155             129
   First Citizens Bancshares, Cl A                        6,429           1,229
   Fulton Financial                                      69,400           1,124
   Jones Lang LaSalle                                    11,200             957
   Liberty Property Trust+                               45,590           2,179
   Loews                                                 88,729           3,363
   Mack-Cali Realty+                                     24,814           1,285
   Markel*                                                9,016           3,702
   Mercury General                                       51,278           2,544

--------------------------------------------------------------------------------
104         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   PMI Group                                             20,200   $         885
   Reinsurance Group of America                          61,438           3,190
   RenaissanceRe Holdings                                22,400           1,245
   Safeco                                                58,553           3,451
   Stancorp Financial Group                              20,000             893
   Student Loan                                             609             117
   Transatlantic Holdings                                 5,759             348
   Unitrin                                                6,156             272
   Valley National Bancorp                               44,700           1,143
   Ventas+                                                5,657             218
   Washington Federal                                     7,829             176
   Washington Mutual                                     25,481           1,108
   Webster Financial                                     71,132           3,351
   Wesco Financial                                          614             268
   Whitney Holding                                       24,600             880
                                                                  --------------
                                                                         59,647
                                                                  --------------
HEALTH CARE -- 12.0%
   Alcon                                                 10,800           1,237
   AmerisourceBergen                                     45,309           2,048
   Barr Pharmaceuticals*                                 12,200             634
   Cardinal Health                                       24,528           1,612
   Celgene*                                              18,200             788
   Charles River Laboratories International*             25,900           1,124
   Community Health Systems*                             74,912           2,798
   Dade Behring Holdings                                  9,000             361
   Dentsply International                                32,600             982
   Edwards Lifesciences*                                 22,700           1,058
   Emdeon*                                               97,000           1,136
   Endo Pharmaceuticals Holdings*                        32,500           1,058
   Henry Schein*                                         67,900           3,404
   Hillenbrand Industries                                67,542           3,849
   Hologic*                                              15,200             661
   Idexx Laboratories*                                   11,883           1,083
   ImClone Systems*                                       9,000             255
   Johnson & Johnson                                      8,462             550
   King Pharmaceuticals*                                 55,900             952
   Laboratory of America Holdings*                       17,000           1,115
   McKesson                                              23,900           1,260
   Medco Health Solutions*                               30,790           1,851
   Merck                                                  6,900             289
   Patterson*                                            29,700             998
   Quest Diagnostics                                      4,200             257
   Schering-Plough                                       61,500           1,359
   Techne*                                               13,100             666
   Triad Hospitals*                                      20,600             907
   VCA Antech*                                           29,900           1,078
   WellPoint*                                            13,751           1,059
                                                                  --------------
                                                                         36,429
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.7%
   Alexander & Baldwin                                    8,700   $         386
   Alliant Techsystems*                                  24,052           1,950
   Amerco*                                                6,200             460
   CH Robinson Worldwide                                 26,100           1,163
   Dun & Bradstreet*                                     40,448           3,033
   GATX                                                  12,500             517
   Granite Construction                                  19,900           1,062
   JetBlue Airways*                                      49,500             459
   Landstar System                                       21,000             897
   Lincoln Electric Holdings                             16,700             909
   Northrop Grumman                                      49,466           3,367
   Pitney Bowes                                          77,156           3,423
   Republic Services                                     44,359           1,784
   Robert Half International                              3,600             122
   Union Pacific                                         15,900           1,399
   UTI Worldwide                                         18,900             529
   Waste Management                                      25,098             921
   West*                                                 19,238             929
                                                                  --------------
                                                                         23,310
                                                                  --------------
INFORMATION TECHNOLOGY -- 6.4%
   Acxiom                                                39,800             981
   Adtran                                                20,900             498
   Affiliated Computer Services, Cl A*                   14,400             747
   ATI Technologies*                                     24,500             526
   Electronic Data Systems                                  708              17
   Factset Research Systems                              20,100             976
   Fair Isaac                                            28,500           1,042
   Flir Systems*                                         16,200             440
   Freescale Semiconductor, Cl B*                        37,400           1,422
   Harris                                                10,200             454
   Hewitt Associates, Cl A*                               7,500             182
   Ingram Micro, Cl A*                                  118,339           2,267
   Lexmark International, Cl A*                          16,600             957
   MoneyGram International                               33,800             982
   Qualcomm                                              12,000             436
   Silicon Laboratories*                                 17,800             552
   Sybase*                                               44,700           1,084
   Tech Data*                                            61,196           2,236
   Tektronix                                             10,500             304
   Total System Services                                 49,100           1,121
   Xerox*                                                80,600           1,254
   Zebra Technologies, Cl A*                             26,100             933
                                                                  --------------
                                                                         19,411
                                                                  --------------
MATERIALS -- 3.9%
   Agrium                                                30,900             834
   Bemis                                                 34,100           1,121
   Eagle Materials                                       19,400             653
   Martin Marietta Materials                             12,000           1,015
   Methanex                                              45,900           1,117

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         105

SCHEDULE OF INVESTMENTS


U.S. Managed Volatility Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Newmont Mining                                        35,398   $       1,513
   Nova Chemicals                                        32,800           1,007
   Packaging of America                                  42,500             986
   Pactiv*                                               37,400           1,063
   Steel Dynamics                                        23,700           1,196
   Valhi                                                  4,676             109
   Vulcan Materials                                      15,100           1,182
                                                                  --------------
                                                                         11,796
                                                                  --------------
TELECOMMUNICATION SERVICES -- 4.4%
   BCE                                                   51,500           1,395
   CenturyTel                                            24,500             972
   Citizens Communications                               65,500             919
   Embarq                                                 9,969             482
   Leap Wireless International*                           6,537             317
   Telephone & Data Systems                             107,435           4,523
   US Cellular*                                          56,882           3,396
   Verizon Communications                                37,700           1,400
                                                                  --------------
                                                                         13,404
                                                                  --------------
UTILITIES -- 10.8%
   AGL Resources                                         29,600           1,080
   Alliant Energy                                        26,600             950
   Ameren                                                17,013             898
   Atmos Energy                                          19,921             569
   Consolidated Edison                                   22,500           1,040
   Constellation Energy Group                            13,700             811
   DPL                                                   36,100             979
   DTE Energy                                            25,400           1,054
   Edison International                                  28,700           1,195
   Energen                                               23,400             980
   Energy East                                           39,300             932
   Entergy                                                5,526             432
   Great Plains Energy                                   32,100             996
   Hawaiian Electric Industries                          79,158           2,142
   MDU Resources Group                                   52,600           1,175
   National Fuel Gas                                     26,991             981
   NSTAR                                                 35,800           1,194
   OGE Energy                                            81,854           2,956
   Pepco Holdings                                        44,000           1,064
   PG&E                                                  23,500             979
   Puget Energy                                         110,489           2,511
   SCANA                                                 57,297           2,307
   TECO Energy                                           59,700             934
   TXU                                                   22,400           1,401
   Vectren                                               43,307           1,163
   Westar Energy                                         40,900             962
   Wisconsin Energy                                      22,600             975
                                                                  --------------
                                                                         32,660
                                                                  --------------
Total Common Stock
   (Cost $255,193) ($ Thousands)                                        271,515
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 9.4%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      5.330%**++                                     28,596,572   $      28,597
                                                                  --------------
Total Cash Equivalent
   (Cost $28,597) ($ Thousands)                                          28,597
                                                                  --------------
U.S. TREASURY OBLIGATION (A) -- 0.5%
   U.S. Treasury Bill
         4.982%, 11/24/06                             $   1,601           1,590
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,589) ($ Thousands)                                            1,590
                                                                  --------------
Total Investments -- 99.4%
   (Cost $285,379) ($ Thousands)                                  $     301,702
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                  NUMBER OF   EXPIRATION    APPRECIATION
CONTRACT                                 CONTRACTS         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI                           283     Dec-2006            $237
                                                                           ====

Percentages are based on Net Assets of $303,523 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
106         SEI Institutional Managed Trust / Annual Report / September 30, 2006

Global Managed Volatility Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

18.4%  Financials
16.1%  Health Care
11.8%  Consumer Staples
11.0%  Utilities
 8.3%  Industrials
 8.2%  Consumer Discretionary
 7.5%  Information Technology
 5.5%  Energy
 4.8%  Short-Term Investments
 4.1%  Materials
 4.1%  Telecommunication Services
 0.2%  U.S. Treasury Obligation
 0.0%  Asset-Backed Securities

#Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.6%

AUSTRALIA -- 6.6%
   Allco Finance Group                                    3,077   $          24
   Australia & New Zealand Banking Group                 10,654             214
   Australia Gas & Light                                  8,691             139
   Brambles Industries                                   18,230             173
   Centro Properties Group                               14,808              89
   CFS Retail Property Trust                            333,814             503
   Commonwealth Bank of Australia                         6,089             208
   DB RREEF Trust                                       553,034             660
   GPT Group                                            284,385             997
   Leighton Holdings                                      2,789              40
   Macquarie Goodman Group                               33,080             161
   Mirvac Group                                          18,919              67
   Multiplex Group                                      158,666             417
   Promina Group                                         15,991              71
   Rio Tinto                                             14,403             753
   Seek                                                   4,570              17
   Stockland                                            170,365             941
   Telstra                                               91,628             254
   Toll Holdings                                          9,376             108
   Westfield Group                                       15,137             213
   Woolworths                                            15,709             238
                                                                  --------------
                                                                          6,287
                                                                  --------------
AUSTRIA -- 1.9%
   Immoeast Immobilien Anlagen*                           4,489              55
   IMMOFINANZ Immobilien Anlagen*                        79,131             952
   Meinl European Land*                                  24,296             529
   Telekom Austria                                        9,964             251
   Wiener Staedtische Versicherung                          545              34
                                                                  --------------
                                                                          1,821
                                                                  --------------
BELGIUM -- 1.6%
   AGFA-Gevaert                                           5,494             130
   Belgacom                                               3,959             154

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cofinimmo                                                983   $         186
   Colruyt                                                2,120             362
   D'ieteren                                                207              69
   InBev                                                  4,607             253
   KBC Groep                                              1,976             208
   Mobistar                                                 726              60
   Umicore                                                  531              79
                                                                  --------------
                                                                          1,501
                                                                  --------------
BERMUDA -- 0.4%
   Arch Capital Group*                                      862              55
   PartnerRe                                              1,181              80
   RenaissanceRe Holdings                                 4,557             253
                                                                  --------------
                                                                            388
                                                                  --------------
CANADA -- 2.3%
   Bank of Montreal*                                      4,200             254
   BCE*                                                   1,300              35
   BCE                                                   38,700           1,052
   CGI Group, Cl A*                                      10,800              71
   Cott*                                                 11,800             202
   Jean Coutu Group, Cl A                                24,600             262
   Quebecor World                                        17,900             187
   Thomson                                                1,700              69
                                                                  --------------
                                                                          2,132
                                                                  --------------
CHINA -- 0.2%
   Foxconn International Holdings*                       50,000             154
                                                                  --------------
DENMARK -- 0.1%
   Jyske Bank*                                              600              34
   Sydbank                                                1,600              59
   Topdanmark*                                              275              38
                                                                  --------------
                                                                            131
                                                                  --------------
FINLAND -- 1.1%
   Fortum*                                                9,600             255
   Kesko, Cl B*                                           5,609             236
   Outokumpu*                                             9,800             250
   Rautaruukki*                                           2,500              72
   Sampo, Cl A*                                           9,300             194
                                                                  --------------
                                                                          1,007
                                                                  --------------
FRANCE -- 1.1%
   CNP Assurances                                         1,233             119
   L'Oreal                                                2,077             211
   Pernod-Ricard*                                         1,150             239
   Sanofi-Aventis*                                        2,050             182
   Vinci*                                                 2,237             249
                                                                  --------------
                                                                          1,000
                                                                  --------------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         107

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
GERMANY -- 0.5%
   Beiersdorf*                                              739   $          39
   Deutsche Boerse*                                       1,472             221
   Deutsche Lufthansa*                                    8,434             179
   H&R WASAG*                                               249              14
                                                                  --------------
                                                                            453
                                                                  --------------
HONG KONG -- 1.4%
   CLP Holdings                                         148,500             900
   Esprit Holdings                                       10,000              91
   Hang Seng Bank                                        11,400             144
   Hong Kong & China Gas                                 56,000             131
   HongKong Electric Holdings                            21,000              98
                                                                  --------------
                                                                          1,364
                                                                  --------------
ITALY -- 1.9%
   Banca Carige                                          12,204              62
   Banca Popolare dell'Emilia Romagna                       518              12
   Banche Popolari Unite                                 25,412             683
   Banco Popolare di Verona e Novara                      7,366             203
   Davide Campari-Milano                                  2,441              22
   Enel                                                  23,527             215
   ENI - Ente Nazionale Idrocarburi                       6,911             205
   Telecom Italia                                        60,622             172
   UniCredito Italiano                                   29,533             245
                                                                  --------------
                                                                          1,819
                                                                  --------------
JAPAN -- 15.1%
   Brother Industries                                     8,000             101
   Canon                                                  5,000             261
   Casio Computer                                         9,200             185
   Central Japan Railway                                     78             832
   Chiba Bank                                            27,000             241
   Chubu Electric Power                                  26,800             697
   Chugai Pharmaceutical                                 14,900             321
   Daiichi Sankyo                                         7,300             207
   Daito Trust Construction                              11,100             603
   Diamond Lease                                            800              39
   East Japan Railway                                        34             238
   Eisai                                                  4,500             218
   Glory                                                 26,600             516
   Gunma Bank                                             8,000              59
   IBJ Leasing                                              400              10
   Japan Airlines                                        35,000              68
   Japan Prime Realty Investment                             22              66
   Kansai Electric Power                                 10,400             240
   Katokichi                                             73,300             599
   KDDI                                                      32             200
   Kikkoman                                              11,000             128
   Komatsu                                                4,000              69


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kyowa Hakko Kogyo                                     16,000   $         113
   Kyushu Electric Power                                 10,300             243
   Mabuchi Motor                                          8,400             514
   Makita                                                 3,200              94
   Meiji Dairies                                         74,000             500
   Nippon Building Fund                                       7              71
   Nippon Meat Packers                                   25,000             281
   Nippon Suisan Kaisha                                  12,400              68
   Nippon Telegraph & Telephone                             130             639
   Nissin Food Products                                  21,300             678
   NOK                                                    7,100             175
   NTT DoCoMo                                               436             672
   Odakyu Electric Railway                               89,000             566
   Okumura                                               17,000              93
   Pioneer                                                8,000             141
   Resona Holdings                                           41             123
   Rinnai                                                10,500             301
   Sega Sammy Holdings                                      200               6
   Seiko Epson                                            2,600              71
   Shinko Electric Industries                               900              25
   Sumisho Lease                                            900              51
   Suzuken                                                4,800             180
   Takeda Pharmaceutical                                  3,800             237
   Toda                                                  86,000             403
   Tokyo Electric Power                                  43,800           1,261
   Tokyo Style                                            8,000              96
   Tsumura                                                1,000              23
   Uni-Charm                                             11,600             645
   Wacoal Holdings                                        6,000              76
   Yamaha Motor                                           4,700             125
                                                                  --------------
                                                                         14,369
                                                                  --------------
NETHERLANDS -- 1.1%
   CSM                                                    1,363              43
   DSM                                                    4,215             185
   Heineken                                               5,329             243
   Hunter Douglas                                           151              11
   Royal Dutch Shell, Cl A                                6,025             198
   Royal KPN                                             19,403             247
   Unilever                                               4,306             106
                                                                  --------------
                                                                          1,033
                                                                  --------------
NEW ZEALAND -- 0.6%
   Fletcher Building                                      6,586              37
   Telecom of New Zealand                                60,082             170
   Warehouse Group                                       88,092             370
                                                                  --------------
                                                                            577
                                                                  --------------
NORWAY -- 0.4%
   Telenor                                               31,100             406
                                                                  --------------


--------------------------------------------------------------------------------
108         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
PORTUGAL -- 0.9%
   Banco Espirito Santo                                  37,633   $         575
   Cimpor Cimentos de Portugal                           39,423             282
                                                                  --------------
                                                                            857
                                                                  --------------
SINGAPORE -- 0.4%
   SembCorp Marine*                                      12,000              25
   Singapore Telecommunications*                        156,500             241
   UOL Group*                                            64,000             141
                                                                  --------------
                                                                            407
                                                                  --------------
SPAIN -- 2.4%
   Acciona                                                  708             108
   ACS Actividades Construcciones y Servicios             5,209             247
   Altadis                                                4,309             204
   Antena 3 de Television                                 4,485              92
   Banco Espanol de Credito                               3,456              71
   Banco Popular Espanol                                 13,822             226
   Banco Sabadell                                         3,704             133
   Cia Espanola de Petroleos                                463              35
   Fomento de Construcciones y Contratas                  1,922             153
   Gestevision Telecinco                                  8,341             212
   Iberdrola                                              6,586             295
   Inditex                                                5,438             253
   Repsol                                                 7,185             214
                                                                  --------------
                                                                          2,243
                                                                  --------------
SWEDEN -- 1.4%
   Lundin Petroleum*                                      6,600              70
   Sandvik*                                              20,200             231
   Skandinaviska Enskilda Banken, Cl A*                   8,800             237
   Ssab Svenskt Stal, Cl A*                               7,400             138
   Svenska Handelsbanken, Cl A*                           8,200             221
   Swedish Match*                                        25,400             413
                                                                  --------------
                                                                          1,310
                                                                  --------------
SWITZERLAND -- 2.4%
   Alcon                                                  1,313             150
   Geberit*                                                  51              62
   Givaudan*                                              1,090             870
   Nestle*                                                  706             246
   Swisscom*                                              2,821             936
                                                                  --------------
                                                                          2,264
                                                                  --------------
UNITED KINGDOM -- 5.9%
   Alliance Boots                                        78,317           1,134
   Antofagasta                                           26,539             227
   AstraZeneca                                            6,316             394

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CSR*                                                   4,862   $          77
   Firstgroup                                            13,054             120
   Gallaher Group                                        11,304             184
   GlaxoSmithKline                                        9,888             263
   Imperial Tobacco Group                                 6,303             210
   Inchcape                                              10,425             102
   Intercontinental Hotels Group                         14,752             258
   Kelda Group                                           11,695             186
   London Stock Exchange Group                            7,541             174
   Man Group                                             26,772             224
   Marks & Spencer Group                                 22,022             264
   National Grid                                         20,450             255
   Next                                                   7,352             260
   Scottish & Newcastle                                  18,218             194
   Scottish & Southern Energy                            10,522             259
   Scottish Power                                        18,641             227
   Tate & Lyle                                           18,119             243
   Tesco                                                 32,889             221
   Willis Group Holdings                                  3,792             144
                                                                  --------------
                                                                          5,620
                                                                  --------------
UNITED STATES -- 43.9%
   3M                                                     1,800             134
   Abbott Laboratories                                    4,900             238
   Aflac                                                  4,500             206
   Alliant Techsystems*                                   2,500             203
   Allstate                                               3,500             220
   AMERIGROUP*                                            3,400             100
   AmerisourceBergen                                      5,400             244
   Amgen*                                                 3,000             215
   Anheuser-Busch                                        23,400           1,112
   Annaly Capital Management                             10,900             143
   Apache                                                 3,900             246
   Apollo Group, Cl A*                                   15,600             768
   Arkansas Best                                          2,300              99
   AvalonBay Communities                                  1,400             169
   Avis Budget Group                                     34,600             633
   Avon Products                                         25,400             779
   Bank of America                                       21,500           1,152
   Bankunited Financial, Cl A                             7,400             193
   Barr Pharmaceuticals*                                  4,300             223
   BB&T                                                   1,900              83
   Beckman Coulter                                        2,600             150
   Biogen Idec*                                           9,400             420
   Biomet                                                16,100             518
   BlackRock                                                700             104
   Books-A-Million                                        1,300              23
   Brown & Brown                                          2,600              79
   Brown-Forman, Cl B                                       800              61
   Burlington Northern Santa Fe                           1,400             103
   Cardinal Health                                        3,000             197


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         109

SCHEDULE OF INVESTMENTS


Global Managed Volatility Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Celadon Group*                                         3,200   $          53
   CH Robinson Worldwide                                  2,800             125
   Chattem*                                                 700              25
   Chevron                                                3,000             195
   Chubb                                                  2,900             151
   Cincinnati Financial                                  22,100           1,062
   Coca-Cola                                             20,600             920
   Coca-Cola Enterprises                                 11,000             229
   Colgate-Palmolive                                      3,900             242
   Colonial BancGroup                                    23,900             586
   Community Health Systems*                             12,700             474
   Compass Bancshares                                     3,000             171
   ConAgra Foods                                         17,000             416
   ConocoPhillips                                         3,000             179
   Consolidated Edison                                    4,300             199
   Constellation Brands, Cl A*                            5,800             167
   Costco Wholesale                                       3,200             159
   Coventry Health Care*                                    300              15
   Dean Foods*                                            6,100             256
   Dentsply International                                12,200             367
   DRS Technologies                                       1,900              83
   East West Bancorp                                        700              28
   Energy Transfer Partners                                 600              28
   Entergy                                                2,600             203
   Essex Property Trust                                     900             109
   Express Scripts*                                       2,900             219
   Exxon Mobil                                            3,100             208
   Family Dollar Stores                                   7,400             216
   FedEx                                                  1,500             163
   Fifth Third Bancorp                                   21,700             826
   FirstEnergy                                           12,100             676
   Forest Laboratories*                                   5,000             253
   Frontier Oil                                           6,100             162
   Fulton Financial                                       1,300              21
   Gannett                                                2,500             142
   General Dynamics                                       2,900             208
   General Electric                                       7,000             247
   General Mills                                         16,200             917
   H&R Block                                              3,200              70
   Hancock Holding                                          900              48
   Harris                                                 2,600             116
   HCC Insurance Holdings                                 2,200              72
   Health Net*                                            3,700             161
   Hess                                                   3,800             157
   Hilb Rogal & Hobbs                                       700              30
   Hillenbrand Industries                                 1,400              80
   HJ Heinz                                               4,800             201
   Home Properties of New York                            1,300              74
   Hormel Foods                                           1,300              47
   Interstate Hotels & Resorts*                           1,800              19
   ITT                                                    4,200             215

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   John H Harland                                         1,000   $          36
   Johnson & Johnson                                     15,400           1,000
   Johnson Controls                                       1,000              72
   Kellogg                                               20,300           1,005
   Kraft Foods, Cl A                                     26,100             931
   L-3 Communications Holdings                            2,700             212
   Laboratory Corp of America Holdings*                   3,500             230
   Lexmark International*                                 5,300             306
   Lockheed Martin                                        5,900             508
   Magellan Health Services*                              4,700             200
   Manpower                                               5,400             331
   Marathon Oil                                           2,300             177
   Markel*                                                  100              41
   Mattel                                                 7,100             140
   McClatchy, Cl A                                       14,400             608
   McCormick                                              3,500             133
   McGraw-Hill                                            4,300             250
   McKesson                                               4,000             211
   Medtronic                                              9,900             460
   Merck                                                  7,500             314
   Mid-America Apartment Communities                        800              49
   Moody's                                                4,000             262
   Murphy Oil                                             2,500             119
   National Fuel Gas                                      2,300              84
   New York Times, Cl A                                  23,000             529
   Newmont Mining                                         5,000             214
   Nike, Cl B                                             2,500             219
   Northrop Grumman                                      10,400             708
   Occidental Petroleum                                   4,000             192
   OGE Energy                                             2,300              83
   Old Dominion Freight Line*                             2,700              81
   Patterson*                                            29,200             981
   PepsiCo                                               18,100           1,181
   Pfizer                                                 8,700             247
   Pioneer Natural Resources                              8,400             329
   Principal Financial Group                              4,600             250
   Procter & Gamble                                       3,900             242
   Progressive                                            8,200             201
   Regions Financial                                      5,600             206
   Reliance Steel & Aluminum                              2,000              64
   Ryder System                                           3,800             196
   Sierra Health Services*                                5,900             223
   Southern                                              10,100             348
   Steel Dynamics                                           500              25
   STERIS                                                 3,200              77
   SunTrust Banks                                        14,400           1,113
   Tenet Healthcare*                                     35,100             286
   Triad Hospitals*                                       5,200             229
   Tribune                                               32,900           1,076
   TXU                                                    3,700             231
   Union Pacific                                          2,400             211


--------------------------------------------------------------------------------
110         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   United Parcel Service, Cl B                            2,800   $         201
   UnitedHealth Group                                     4,700             231
   Universal Health Services, Cl B                        4,100             246
   Wachovia                                               3,800             212
   Wal-Mart Stores                                       21,200           1,046
   Walgreen                                               4,200             186
   WellPoint*                                             3,100             239
   Wells Fargo                                            6,900             250
   WR Berkley                                             6,200             219
   XTO Energy                                             4,600             194
   Yum! Brands                                            4,400             229
   Zimmer Holdings*                                       3,600             243
                                                                  --------------
                                                                         41,722
                                                                  --------------
Total Common Stock
   (Cost $86,761) ($ Thousands)                                          88,865
                                                                  --------------
CASH EQUIVALENT -- 3.3%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      5.330%**+                                       3,107,411           3,107
                                                                  --------------
Total Cash Equivalent
   (Cost $3,107) ($ Thousands)                                            3,107
                                                                  --------------
U.S. TREASURY OBLIGATION (A) -- 0.4%
   U.S. Treasury Bill
     4.982%, 11/24/06                                    $  400             397
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $397) ($ Thousands)                                                397
                                                                  --------------
Total Investments -- 97.3%
   (Cost $90,265) ($ Thousands)                                   $      92,369
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                           NUMBER OF       EXPIRATION       APPRECIATION
CONTRACT                          CONTRACTS             DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index                   17         Dec-2006                $19
FTSE 100 Index                            3         Dec-2006                  7
S&P 500 Index                             6         Dec-2006                 31
SPI 200 Index                             2         Dec-2006                  4
Topix Index                               3         Dec-2006                  8
                                                                            ---
                                                                            $69
                                                                            ===

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                   CURRENCY         CURRENCY       APPRECIATION
MATURITY                         TO DELIVER       TO RECEIVE     (DEPRECIATION)
    DATE                        (THOUSANDS)      (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
10/27/06                     AUD      8,835      USD   6,631                $42
10/27/06                     CAD      2,269      USD   2,033                 (3)
10/27/06                     EUR     13,077      USD  16,602                 15
10/27/06                     GBP      3,026      USD   5,733                 80
10/27/06                     JPY  1,824,299      USD  15,644                133
                                                                            ---
                                                                           $267
                                                                           ====

Percentages are based on Net Assets of $94,951 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

AUD -- Australian Dollar

CAD -- Canadian Dollar

Cl -- Class

EUR -- Euro

GBP -- British Pound Sterling

JPY -- Japanese Yen

USD -- United States Dollar


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         111

SCHEDULE OF INVESTMENTS


Real Estate Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

87.9%  Financials
 6.9%  Consumer Discretionary
 4.9%  Short-Term Investment
 0.3%  Exchange Traded Fund

#Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 87.2%

CONSUMER DISCRETIONARY -- 6.4%
   Starwood Hotels & Resorts Worldwide                  198,900   $      11,375
   WCI Communities*                                      51,300             895
                                                                  --------------
                                                                         12,270
                                                                  --------------
FINANCIALS -- 80.8%
   Acadia Realty Trust+                                  34,300             875
   AMB Property+                                         72,600           4,001
   Archstone-Smith Trust+                               178,950           9,742
   AvalonBay Communities+                                70,000           8,428
   Boston Properties+                                    87,800           9,073
   Brandywine Realty Trust+                              84,700           2,757
   British Land (United Kingdom) (A)                     17,295             441
   Camden Property Trust+                                45,100           3,428
   Corporate Office Properties Trust+                    81,800           3,661
   Equity Office Properties Trust+                      200,400           7,968
   Equity Residential+                                  193,700           9,797
   Essex Property Trust+                                 19,900           2,416
   Extra Space Storage+                                 148,000           2,562
   Federal Realty Investment Trust+                      40,000           2,972
   General Growth Properties+                           136,010           6,481
   Hammerson (United Kingdom) (A)                        33,531             822
   Host Hotels & Resorts+                               435,679           9,990
   Kimco Realty+                                        161,600           6,928
   Land Securities Group (United Kingdom) (A)            21,578             793
   Liberty Property Trust+                               30,600           1,462
   Macerich+                                             67,200           5,131
   Mack-Cali Realty+                                     79,300           4,108
   Post Properties+                                      69,950           3,324
   Prologis+                                             77,900           4,445
   PS Business Parks+                                    21,200           1,278
   Public Storage+                                       83,154           7,150
   Regency Centers+                                      29,500           2,028
   Saul Centers+                                         22,600           1,017
   Simon Property Group+                                143,150          12,972
   SL Green Realty+                                      28,400           3,172
   Strategic Hotels & Resorts+                          126,700           2,519
   Taubman Centers+                                      35,850           1,593
   Thomas Properties Group+                              20,600             265
   Unibail (France) (A)                                  10,249           2,151
   Ventas+                                               82,400           3,176

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Vornado Realty Trust+                                 40,400   $       4,404
   Weingarten Realty Investors+                          54,200           2,332
                                                                  --------------
                                                                        155,662
                                                                  --------------
Total Common Stock
   (Cost $130,599) ($ Thousands)                                        167,932
                                                                  --------------
EXCHANGE TRADED FUND -- 0.3%
   iShares Cohen & Steers Realty
      Majors Index Fund                                   6,000             551
                                                                  --------------
Total Exchange Traded Fund
   (Cost $383) ($ Thousands)                                                551
                                                                  --------------
CASH EQUIVALENT -- 4.5%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      5.330%**++                                      8,697,436           8,697
                                                                  --------------
Total Cash Equivalent
   (Cost $8,697) ($ Thousands)                                            8,697
                                                                  --------------
Total Investments -- 92.0%
   (Cost $139,679) ($ Thousands)                                  $     177,180
                                                                  ==============

Percentages are based on Net Assets of $192,674 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) This security is traded on a foreign stock exchange. The total value of such securities as of September 30, 2006 was $4,207 and represents 2.18% of Net Assets.

Cl -- Class


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
112         SEI Institutional Managed Trust / Annual Report / September 30, 2006

Enhanced Income Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS* (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

29.8%  Asset-Backed Securities
25.0%  Loan Participations
21.7%  Short-Term Investments
15.7%  Corporate Obligations
 6.7%  U.S. Government Mortgage-Backed Obligations
 0.9%  U.S. Government Agency Obligations
 0.2%  Certificates of Deposit

*Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 32.4%

AUTOMOTIVE -- 4.0%
   AESOP Funding II, Ser 2003-4A, Cl A2 (B)
         2.860%, 08/20/09                         $         500   $         481
   AESOP Funding II, Ser 2003-5A, Cl A1 (B)
         2.780%, 12/20/07                                   500             498
   AmeriCredit Automobile Receivables Trust,
      Ser 2005-1, Cl B
         4.480%, 11/06/09                                   840             833
   Capital Auto Receivables Asset Trust,
      Ser 2006-SN1A, Cl A2A (B)
         5.400%, 01/20/09                                   800             801
   Ford Credit Auto Owner Trust,
      Ser 2006-B, Cl A2A
         5.420%, 07/15/09                                   800             801
   Harley-Davidson Motorcycle Trust,
      Ser 2006-1, Cl B (B)
         5.240%, 11/15/13                                 1,000           1,001
   Harley-Davidson Motorcycle Trust,
      Ser 2006-2, Cl A2
         5.350%, 03/15/13                                 1,000           1,007
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl B
         5.430%, 11/15/14                                   890             893
   Nissan Auto Lease Trust,
      Ser 2005-A, Cl A2
         4.610%, 01/15/08                                 1,423           1,421
   Nissan Auto Receivables Owner Trust,
      Ser 2003-C, Cl A5
         3.210%, 03/16/09                                 1,075           1,058
   Onyx Acceptance Owner Trust,
      Ser 2004-C, Cl A4
         3.500%, 12/15/11                                   650             639

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   WFS Financial Owner Trust,
      Ser 2005-3, Cl A2
         4.110%, 06/17/08                         $         117   $         117
                                                                  --------------
                                                                          9,550
                                                                  --------------
CREDIT CARDS -- 5.1%
   Advanta Business Card Master Trust,
      Ser 2004-C1, Cl C (C)
         6.380%, 10/20/06                                   485             491
   Advanta Business Card Master Trust,
      Ser 2005-C1, Cl C1 (C)
         5.840%, 10/20/06                                   400             402
   Advanta Business Card Master Trust,
      Ser 2006-B2, Cl B2 (C)
         5.580%, 10/20/06                                 1,000           1,004
   American Express Credit Account Master
      Trust, Ser 2004-C, Cl C (B) (C)
         5.830%, 10/15/06                                 1,519           1,522
   Bank One Issuance Trust, Ser 2004-B1,
      Cl B1 (C)
         5.650%, 10/01/06                                 1,250           1,257
   Capital One Multi-Asset Execution Trust,
      Ser 2004-C1, Cl C1
         3.400%, 11/16/09                                   800             795
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
         5.875%, 03/10/11                                   675             688
   Discover Card Mater Trust I, Ser 2005-1,
      Cl B (C)
         5.480%, 10/18/06                                 1,500           1,501
   Household Affinity Credit Card Master
      Trust, Ser 2003-1, Cl B (C)
         5.880%, 10/15/06                                 1,250           1,257
   Household Credit Card Master Note
      Trust I, Ser 2006-1, Cl B (C)
         5.470%, 06/15/12                                   455             455
   MBNA Credit Card Master Note Trust,
      Ser 2002-B1, Cl B1
         5.150%, 07/15/09                                   500             500
   Metris Master Trust, Ser 2004-2,
      Cl C (B) (C)
         6.670%, 10/05/06                                 1,500           1,501
   New Century Home Equity Loan Trust,
      Ser 2005-1, Cl A1MZ (C)
         5.620%, 10/25/06                                   546             547
                                                                  --------------
                                                                         11,920
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         113

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 23.3%
   Ace Securities, Ser 2006-HE1, Cl M2 (C)
         5.730%, 10/27/06                         $         515   $         516
   Ace Securities, Ser 2006-NC1,
      Cl A2B (C)
         5.480%, 10/25/06                                 1,148           1,149
   Adjustable Rate Mortgage Trust,
      Ser 2005-12, Cl 2A1 (C)
         5.729%, 03/25/36                                 1,353           1,357
   Aicco Premium Finance Master Trust,
      Ser 2004-1, Cl A (C)
         5.510%, 10/15/06                                   671             672
   Ameriquest Mortgage Securities,
      Ser 2004-R12, Cl A3 (C)
         5.610%, 10/08/06                                   445             446
   Banc of America Funding, Ser 2005-F,
      Cl 4A1 (C)
         5.387%, 10/01/06                                 1,199           1,200
   Banc of America Mortgage Securities,
      Ser 2004-J, Cl 2A1 (C)
         4.783%, 10/01/06                                   457             453
   Banc of America Mortgage Securities,
      Ser 2005-C, Cl 2A2 (C)
         4.711%, 10/01/06                                 1,230           1,213
   Banc of America Mortgage Securities,
      Ser 2005-I, Cl 2A1 (C)
         4.875%, 10/01/06                                   833             822
   Bear Stearns Asset-Backed Securities,
      Ser 2005-HE11, Cl A1 (C)
         5.450%, 10/25/06                                   454             454
   Bear Sterns Adjustable Rate Mortgage
      Trust, Ser 2005-12, Cl 11A1 (C)
         5.420%, 10/01/06                                 1,122           1,125
   CapitalSource Commercial Loan Trust,
      Ser 2006-2A, Cl A1A (B) (C)
         5.536%, 10/20/06                                   730             730
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A (C)
         3.914%, 10/01/06                                   688             687
   Countrywide Asset-Backed Certificates,
      Ser 2005-13, Cl 3AV3 (C)
         5.580%, 10/25/06                                 1,310           1,313
   Countrywide Asset-Backed Certificates,
      Ser 2006-18, Cl M1 (C)
         5.666%, 07/25/36                                 1,000           1,000
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 3A1A (C)
         5.413%, 10/01/06                                   651             651
   Countrywide Home Loans,
      Ser 2006-HYB1, Cl 1A1 (C)
         5.401%, 10/20/06                                 1,329           1,325

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-TF2A, Cl A2 (B) (C)
         5.530%, 10/15/06                         $         146   $         146
   Credit-Based Asset Servicing,
      Ser 2005-CB5, Cl AV1 (C)
         5.440%, 10/25/06                                   142             142
   Diversified Reit Trust, Ser 1999-1A,
      Cl A2 (B)
         6.780%, 03/18/11                                 1,495           1,530
   GE Business Loan Trust, Ser 2003-2A,
      Cl B (B) (C)
         6.330%, 11/15/31                                   166             170
   GE Commercial Equipment Financing,
      Ser 2004-1, Cl B (C)
         5.530%, 10/20/06                                   591             593
   GE Commercial Loan Trust,
      Ser 2006-3, Cl C (B) (C)
         5.915%, 01/19/07                                   555             555
   GE Corporate Aircraft Financing,
      Ser 2006-1A, Cl A2 (B) (C)
         5.500%, 10/26/06                                   600             596
   GMAC Commercial Mortgage Securities,
      Ser 1998-C2, Cl A2
         6.420%, 05/15/35                                 1,146           1,165
   GMAC Commercial Mortgage Securities,
      Ser 1999-CTL1, Cl A (B)
         7.151%, 12/15/16                                   815             823
   GMAC Mortgage Loan Trust,
      Ser 2005-AR6, Cl 2A1 (C)
         5.228%, 10/01/06                                 1,317           1,313
   GMAC Mortgage Loan Trust,
      Ser 2006-HE4, Cl A2 (C) (D)
         5.470%, 10/25/06                                 1,150           1,150
   GSR Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A2 (C)
         4.602%, 10/01/06                                 1,000           1,001
   Granite Master Issuer, Ser 2006-3, Cl M1 (C)
         5.591%, 01/22/07                                   570             570
   IMPAC CMB Trust, Ser 2005-1, Cl 1A1
         5.590%, 10/25/06                                   797             797
   IMPAC CMB Trust, Ser 2005-4, Cl 1M1 (C)
         5.760%, 10/25/06                                 1,406           1,408
   IXIS Real Estate Capital Trust,
      Ser 2006-HE3, Cl A2 (C)
         5.428%, 10/25/06                                 1,250           1,250
   JP Morgan Mortgage Acquisition,
      Ser 2006-WMC3, Cl A4 (C)
         5.480%, 10/25/06                                 1,250           1,250


--------------------------------------------------------------------------------
114         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JP Morgan Mortgage Trust, Ser 2006-4,
      Cl 1A1 (C)
         5.856%, 10/01/06                         $       3,108   $       3,134
   Katonah, Ser 2006-7A, Cl B (B) (C)
         5.825%, 11/15/06                                   700             700
   MLCC Mortgage Investors,
      Ser 2006-2, Cl 2A (C)
         5.506%, 10/01/06                                 2,247           2,253
   Master Adjustable Rate Mortgage,
      Ser 2004-12, Cl 5A1 (C)
         4.466%, 10/01/06                                   323             325
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 1A (C)
         4.271%, 10/01/06                                 1,667           1,656
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E (C)
         5.171%, 12/25/35                                 2,780           2,759
   Morgan Stanley Dean Witter Capital,
      Ser 2000-LIFE, Cl A2
         7.570%, 11/15/36                                   960           1,017
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV2 (C)
         5.460%, 09/25/36                                 1,000           1,000
   Option One Mortgage Loan Trust,
      Ser 2005-3, Cl M1 (C)
         5.800%, 10/25/06                                   428             430
   Prudential Commercial Mortgage Trust,
         Ser 2003-PWR1, Cl A1
         3.669%, 02/11/36                                 1,340           1,288
   Sequoia Mortgage Trust, Ser 2004-10,
      Cl A2 (C)
         5.650%, 10/20/06                                   557             558
   Sequoia Mortgage Trust, Ser 2004-11,
      Cl A1 (C)
         5.630%, 10/20/06                                   406             407
   Sequoia Mortgage Trust, Ser 2005-2,
      Cl A1 (C)
         5.550%, 10/20/06                                   254             255
   Wadsworth CDO, Ser 2006-1A, Cl B (B) (C)
         5.876%, 11/05/46                                   315             315
   Washington Mutual Master Note Trust,
      Ser 2006-C2A, Cl C2 (B) (C)
         5.830%, 10/15/06                                   800             800
   Washington Mutual, Ser 2003-AR10, Cl A6 (C)
         4.063%, 10/01/06                                 1,500           1,468
   Washington Mutual, Ser 2006-AR10, Cl 1A1 (C)
         5.980%, 09/25/36                                 1,483           1,496

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Washington Mutual, Ser 2006-AR2, Cl 1A1 (C)
         5.325%, 10/01/06                         $         887   $         885
Wells Fargo Mortgage-Backed Securities,
   Ser 2003-J, Cl 2A4 (C)
         4.450%, 10/25/33                                   582             570
Wells Fargo Mortgage-Backed Securities,
   Ser 2004-BB, Cl A2 (C)
         4.560%, 10/01/06                                   943             926
Wells Fargo Mortgage-Backed Securities,
   Ser 2004-Z, Cl 2A1 (C)
         4.577%, 10/01/06                                   826             816
Wells Fargo Mortgage-Backed Securities,
   Ser 2005-AR2, Cl 2A2 (C)
         4.546%, 10/01/06                                 1,068           1,050
Wells Frago Mortgage-Backed Securities,
   Ser 2006-AR6, Cl 2A1 (C)
         5.240%, 10/01/06                                 1,397           1,390
                                                                  --------------
                                                                         55,070
                                                                  --------------
Total Asset-Backed Securities
   (Cost $76,208) ($ Thousands)                                          76,540
                                                                  --------------
LOAN PARTICIPATIONS (C) -- 27.1%
   Barrington
         7.654%, 08/05/13                                 1,000           1,005
   Burlington Coat Factory
         7.530%, 05/28/13                                 1,995           1,932
   Cequel Communications
         7.739%, 11/05/13                                 2,000           1,981
   Chiquita Brands
         7.580%, 06/28/12                                 1,997           1,989
   Data Transmission Network
         8.517%, 03/10/13                                 1,000           1,000
   Eastman Kodak
         7.699%, 10/18/12                                 2,000           2,000
   Eddie Bauer
         9.580%, 06/21/11                                 1,995           1,987
   Education Management
         8.063%, 06/01/13                                 1,995           2,006
   Ferro
         8.580%, 06/06/12                                 1,111           1,108
         8.682%, 06/06/12 (E)                               889              --
   Garden Fresh Restaurant
         8.622%, 06/22/11                                   994             994
   Global Petroleum
         9.830%, 07/26/13                                 1,995           1,995
   Graham Packaging
         7.734%, 10/07/11                                 1,995           1,998
   Ipayment
         7.665%, 05/10/13                                 1,995           1,990


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         115

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Jean Coutu Group
         7.969%, 07/30/11                         $       1,994   $       1,996
   Keystone Automotive Operations
         7.943%, 10/30/09                                   973             974
   Kuilima Resort
         8.150%, 09/30/10                                 1,589           1,569
   Lake at Las Vegas Joint Venture
         8.190%, 02/01/10                                   999             992
   Land Investors
         8.249%, 05/09/11                                 2,000           1,960
   Lear
         7.951%, 04/25/12                                 2,000           1,953
   Lyondell Chemical
         7.110%, 08/16/13                                 2,000           2,000
   Movie Gallery
        10.750%, 04/27/11                                 1,796           1,681
   Northwest Airlines
         7.900%, 08/21/08                                 1,000           1,000
   Open Solutions
         7.900%, 09/03/11                                 1,890           1,901
   Orthofix Holding
         7.120%, 09/22/13                                 1,500           1,501
   Paramount Resources
         9.860%, 08/25/12                                 1,000           1,010
   Protection One Alarm Monitoring
         7.808%, 03/31/12                                 1,995           1,999
   Quintiles Transnational
         7.500%, 03/31/13                                 1,995           1,991
   Re Holding
         8.402%, 12/09/08                                 2,000           1,996
   Resorts International Holdings
         9.500%, 04/26/12                                 2,000           2,008
   Roofing Supply Group
         8.580%, 06/30/13                                 1,000             990
   Serena Software
         7.410%, 03/10/13                                 2,000           1,997
   Sirva Worldwide
        11.410%, 12/01/10                                 1,830           1,723
   Stratos Global
         8.249%, 02/13/12                                 2,000           1,994
   Sungard Data Systems
         7.999%, 02/11/13                                 1,995           2,006
   US Airways Group
         8.999%, 03/31/11                                 2,000           2,011
   VNU
         8.190%, 08/01/13                                 1,000             996
   Vanguard Car Rental USA Holding
         8.319%, 06/14/13                                 1,870           1,870
   Wideopenwest Finance
         7.658%, 05/01/13                                 2,000           1,998
                                                                  --------------
Total Loan Participations
   (Cost $64,466) ($ Thousands)                                          64,101
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 17.1%

CONSUMER DISCRETIONARY -- 3.4%
   CBS
         7.700%, 07/30/10                         $       1,000   $       1,077
   COX Communications
         4.625%, 01/15/10                                 1,000             973
   Clear Channel Communications
         6.250%, 03/15/11                                 1,000           1,003
   Comcast Cable Communications
         6.200%, 11/15/08                                 1,000           1,019
   DaimlerChrysler
         7.200%, 09/01/09                                 1,000           1,042
   Federated Department Stores
         6.300%, 04/01/09                                 1,000           1,017
   Time Warner Entertainment
         7.250%, 09/01/08                                 1,000           1,033
   Univision Communications
         3.875%, 10/15/08                                   825             784
                                                                  --------------
                                                                          7,948
                                                                  --------------
CONSUMER STAPLES -- 1.1%
   Altria Group
         7.000%, 11/04/13                                 1,000           1,090
   General Mills
         2.625%, 10/24/06                                   500             499
   Miller Brewing (B)
         4.250%, 08/15/08                                 1,000             981
                                                                  --------------
                                                                          2,570
                                                                  --------------
FINANCIALS -- 7.8%
   American General Financial MTN, Ser I
         4.875%, 07/15/12                                 1,000             973
   Ameriprise Financial
         5.350%, 11/15/10                                 1,000           1,003
   BTM (Curacao) Holding (B) (C)
         4.760%, 07/21/15                                 1,000             980
   Banco Santander Chile (B) (C)
         5.740%, 12/09/06                                 1,750           1,754
   CIT Group
         3.375%, 04/01/09                                 1,000             958
   Capital One Financial MTN
         5.700%, 09/15/11                                   510             514
   EOP Operating
         4.650%, 10/01/10                                 1,000             970
   Everest Reinsurance Holdings
         8.750%, 03/15/10                                 1,545           1,694
   Hartford Financial Services Group
         7.900%, 06/15/10                                 1,000           1,083
   Huntington National Bank
         4.375%, 01/15/10                                   500             486


--------------------------------------------------------------------------------
116         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   ILFC E-Capital Trust I (B) (C)
         5.900%, 12/21/06                         $       1,000   $       1,007
   Liberty Property+
         7.250%, 03/15/11                                 1,000           1,065
   Merrill Lynch (C)
         6.151%, 12/12/06                                   700             699
   RSHB Capital (B)
         7.175%, 05/16/13                                   650             676
   St. Paul
         5.750%, 03/15/07                                   570             571
   Textron Financial MTN
         5.125%, 02/03/11                                 1,000             995
   Union Planters
         7.750%, 03/01/11                                 1,000           1,095
   Unitrin
         4.875%, 11/01/10                                 1,000             971
   Willis North America
         5.125%, 07/15/15                                 1,000             983
                                                                  --------------
                                                                         18,477
                                                                  --------------
HEALTH CARE -- 0.9%
   Quest Diagnostic
         5.125%, 11/01/10                                 1,000             990
   Wyeth
         6.950%, 03/15/11                                 1,000           1,063
                                                                  --------------
                                                                          2,053
                                                                  --------------
INDUSTRIALS -- 1.3%
   American Airlines, Ser 2002-1 (C)
         6.009%, 12/23/06                                   892             892
   Continental Airlines, Ser 98-3
         6.320%, 11/01/08                                 1,270           1,279
   Harrahs Operating
         5.500%, 07/01/10                                 1,000             985
                                                                  --------------
                                                                          3,156
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.8%
   Corning
         6.050%, 06/15/15                                 1,000           1,007
   Telecom Italia Capital (C)
         6.108%, 10/18/06                                 1,000             992
                                                                  --------------
                                                                          1,999
                                                                  --------------
UTILITIES -- 1.8%
   Dominion Resources, Ser D (C)
         5.664%, 12/28/06                                 1,675           1,676
   Nisource Finance (C)
         5.968%, 11/23/06                                 1,500           1,500
   PSEG Power
         3.750%, 04/01/09                                 1,000             963
                                                                  --------------
                                                                          4,139
                                                                  --------------
Total Corporate Obligations
   (Cost $40,024) ($ Thousands)                                          40,342
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 7.3%
   FNMA
         6.500%, 09/01/26                         $         893   $         913
   FNMA TBA
         6.000%, 10/20/19                                16,000          16,240
                                                                  --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $17,109) ($ Thousands)                                          17,153
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
   FNMA (A)
         5.115%, 10/25/06                                   250             249
   FNMA, Ser 2003-8, Cl BN
         4.500%, 03/25/16                                 2,201           2,169
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $2,407) ($ Thousands)                                            2,418
                                                                  --------------
CASH EQUIVALENT -- 9.5%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
         5.330%*++                                   22,318,928          22,319
                                                                  --------------
Total Cash Equivalent
   (Cost $22,319) ($ Thousands)                                          22,319
                                                                  --------------
TIME DEPOSITS -- 5.6%
   Royal Bank of Scotland
         5.320%, 12/19/06                                 6,250           6,250
   UBS London
         5.270%, 10/31/06                                 6,924           6,924
                                                                  --------------
Total Time Deposits
   (Cost $13,174) ($ Thousands)                                          13,174
                                                                  --------------
CERTIFICATE OF DEPOSIT -- 0.2%
   Sovereign Bank
         4.000%, 02/01/08                                   400             393
                                                                  --------------
Total Certificate of Deposit
   (Cost $391) ($ Thousands)                                                393
                                                                  --------------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         117

SCHEDULE OF INVESTMENTS


Enhanced Income Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (F) -- 8.5%

   Goldman Sachs
      5.370%, dated 09/29/06, to be
      repurchased on 10/02/06, repurchase
      price $20,108,995 (collateralized by
      a U.S. Government Obligation,
      par value $23,573,237, 6.500%,
      12/15/32; with total market
      value $20,502,000)                          $      20,100   $      20,100
                                                                  --------------
Total Repurchase Agreement
   (Cost $20,100) ($ Thousands)                                          20,100
                                                                  --------------
Total Investments -- 108.7%
   (Cost $256,198) ($ Thousands)                                  $     256,540
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                                  NUMBER OF   EXPIRATION    DEPRECIATION
CONTRACT                                 CONTRACTS         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2-Year Note                                 4     Dec-2006           $  --
U.S. 5-Year Note                              (156)    Dec-2006            (103)
U.S. 10-Year Note                             (148)    Dec-2006            (112)
                                                                          -----
                                                                          $(215)
                                                                          =====

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                      CURRENCY         CURRENCY    APPRECIATION
MATURITY                            TO DELIVER       TO RECEIVE  (DEPRECIATION)
    DATE                           (THOUSANDS)      (THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------
10/11/06                        AUD      1,533   USD      1,175            $ 30
10/11/06                        CAD      2,950   USD      2,645               1
10/11/06                        CHF        711   EUR        451               4
12/12/06-3/12/07                CHF     11,500   GBP      4,984              36
12/12/06-3/12/07                CHF     14,100   USD     11,558             188
10/11/06                        EUR        451   CHF        711              (4)
10/11/06                        EUR        785   SEK      7,260              (3)
12/12/06-3/12/07                GBP      3,337   CHF      7,700             (27)
12/12/06-2/13/07                GBP      4,001   JPY    865,000             (46)
10/11/06                        GBP        608   USD      1,148              13
11/10/06-2/13/07                JPY  1,237,000   GBP      5,735              93
11/10/06-3/12/07                JPY    862,000   NZD     11,876             302
12/12/06-3/12/07                JPY    740,000   USD      6,491             119
12/12/06-3/12/07                NZD      6,621   JPY    491,000             (63)
10/11/06                        SEK      8,940   EUR        969               6
10/11/06                        USD      1,169   AUD      1,534             (24)
10/11/06                        USD      2,149   CAD      2,410              12
12/12/06-3/12/07                USD      7,436   CHF      9,000            (180)
10/11/06                        USD      1,151   GBP        607             (16)
1/11/07-2/13/07                 USD      2,171   JPY    248,000             (35)
                                                                           ----
                                                                           $406
                                                                           ====

Percentages are based on Net Assets of $235,981 ($ Thousands).

*     Rate shown is the 7-day effective yield as of September 30, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of September 30, 2006 was $1,150 ($ Thousands) and represented 0.49% of Net Assets.

(E)   As of September 30, 2006, this security is unfunded.

(F)   Tri-Party Repurchase Agreement.

AUD -- Australian Dollar

CAD -- Canadian Dollar

CDO -- Collateralized Debt Obligation

CHF -- Swiss Franc

Cl -- Class

EUR -- Euro

FNMA -- Federal National Mortgage Association

GBP -- British Pound Sterling

JPY -- Japanese Yen

MTN -- Medium Term Note

NZD -- New Zealand Dollar

SEK -- Swedish Krona

Ser -- Series

TBA -- To Be Announced

USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
118         SEI Institutional Managed Trust / Annual Report / September 30, 2006

Core Fixed Income Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

26.4%  U.S. Government Mortgage-Backed Obligations
21.5%  Asset-Backed Securities
17.8%  Financials
10.9%  Treasury Obligations
 8.2%  Short-Term Investments
 6.0%  U.S. Government Agency Obligations
 1.8%  Energy
 1.6%  Industrials
 1.3%  Consumer Discretionary
 1.3%  Utilities
 0.9%  Telecommunication Services
 0.8%  Sovereign
 0.4%  Health Care
 0.4%  Certificates of Deposit
 0.3%  Consumer Staples
 0.2%  Materials
 0.2%  Foreign Bonds
 0.0%  Information Technology
 0.0%  Purchase Options

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS  -- 37.0%
   FHLMC
         7.500%, 11/01/29 to 09/01/32             $       3,089   $       3,196
         7.000%, 12/01/06 to 01/01/32                     3,732           3,793
         6.500%, 12/01/13 to 09/01/36                    23,225          23,688
         6.000%, 10/01/19 to 07/01/36                    13,437          13,573
         5.500%, 12/01/13 to 04/01/34                    16,593          16,588
         5.000%, 10/01/18 to 07/01/35                    59,674          58,104
         4.500%, 10/23/13 to 11/01/35                    34,841          33,313
         4.000%, 04/01/19 to 10/01/33                     3,247           2,955
   FHLMC ARM
         5.815%, 02/01/36                                 4,463           4,484
         5.601%, 05/01/36                                 7,635           7,681
         5.150%, 01/01/36                                 8,983           8,865
         5.095%, 02/01/36                                 5,905           5,837
   FHLMC TBA
         5.500%, 10/01/21 to 11/01/35                    97,300          95,890
         5.000%, 10/15/18 to 11/13/35                    33,900          32,766
   FNMA
         8.000%, 10/01/15                                    29              31
         7.000%, 09/01/26 to 04/01/32                     5,132           5,285
         6.500%, 05/01/17 to 12/01/34                     9,580           9,790
         6.000%, 03/01/33 to 07/01/36                    22,292          22,433
         5.928%, 09/01/36                                 4,647           4,700
         5.500%, 06/01/14 to 02/01/35                   140,059         139,007
         5.000%, 01/01/20 to 12/01/34                    74,430          72,742
         4.653%, 10/01/12                                   705             689
         4.508%, 04/01/09                                 1,728           1,704
         4.500%, 09/01/33 to 08/01/35                    16,867          15,774
         4.330%, 11/01/11                                   848             818
         4.000%, 08/01/20                                 2,889           2,728


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA ARM
         6.564%, 11/01/35                         $       6,031   $       6,177
         6.562%, 11/01/35                                 3,104           3,179
         6.558%, 11/01/35                                 2,964           3,035
         6.444%, 07/01/36                                 2,631           2,692
         6.288%, 11/01/35                                 3,110           3,185
         6.286%, 10/01/35                                14,676          15,029
         6.283%, 10/01/35                                 9,018           9,235
         6.279%, 11/01/35                                 6,140           6,288
         5.829%, 07/01/36                                 5,458           5,510
         5.662%, 06/01/36                                 1,249           1,261
         5.635%, 02/01/36                                   916             917
         5.504%, 06/01/36                                   517             518
         5.298%, 04/01/36                                 1,484           1,483
         5.070%, 07/01/35                                 1,780           1,760
         4.868%, 09/01/35                                   872             850
   FNMA TBA
         6.500%, 10/01/32 to 10/25/36                    80,043          81,494
         6.000%, 10/20/19 to 10/01/36                    93,692          94,232
         5.500%, 10/15/21 to 10/01/34                   299,763         295,446
         5.000%, 10/01/20 to 10/01/36                   263,450         253,392
         4.500%, 10/20/18 to 10/14/34                    13,500          12,916
   GNMA
         8.000%, 11/15/29 to 01/15/31                       228             242
         7.500%, 03/15/29 to 01/15/32                       606             632
         7.000%, 08/15/13                                   189             195
         6.500%, 10/15/23 to 09/20/36                    45,579          46,722
         6.000%, 03/15/14 to 11/15/35                    80,951          82,026
         5.500%, 10/20/34                                 4,560           4,519
         5.000%, 05/15/33 to 10/15/35                     7,186           6,988
   GNMA ARM
         5.625%, 02/20/34                                 3,251           3,260
         4.500%, 08/20/34 to 05/20/36                    13,613          13,539
         4.000%, 02/20/34 to 03/20/36                     7,106           7,042
         3.750%, 12/20/33 to 05/20/34                    26,325          25,966
   GNMA TBA
         6.500%, 10/01/34                                 2,700           2,768
         6.000%, 10/01/36                                 2,500           2,530
         5.000%, 10/01/36                                12,740          12,374
                                                                  --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,593,901) ($ Thousands)                                    1,593,836
                                                                  --------------
CORPORATE OBLIGATIONS -- 32.2%

CONSUMER DISCRETIONARY -- 1.8%
   American Achievement
         8.250%, 04/01/12                                   900             909
   Beazer Homes
         8.625%, 05/15/11                                   500             504



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         119

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Boyd Gaming
         7.125%, 02/01/16                         $         350   $         339
         6.750%, 04/15/14 (J)                               570             557
   CBS
         5.625%, 08/15/12                                   705             697
   COX Communications
         7.875%, 08/15/09                                   750             795
         4.625%, 06/01/13                                   805             748
   CSC Holdings
         7.625%, 07/15/18                                    80              82
   Caesars Entertainment
         8.125%, 05/15/11                                   540             570
   Clear Channel Communications
         6.250%, 03/15/11 (J)                             2,230           2,237
         4.250%, 05/15/09                                   990             957
   Comcast
         6.500%, 01/15/15                                   985           1,028
         6.500%, 01/15/17                                   490             512
         5.900%, 03/15/16 (J)                             1,470           1,471
         5.850%, 11/15/15                                   465             465
         5.650%, 06/15/35                                   635             576
         5.450%, 11/15/10                                   525             527
         5.300%, 01/15/14                                 2,340           2,279
   Comcast Cable Communications
         8.375%, 03/15/13                                 1,070           1,221
         6.750%, 01/30/11                                 7,430           7,806
   Continental Cablevision
         9.000%, 09/01/08                                 1,150           1,225
   DaimlerChrysler
         8.500%, 01/18/31                                   490             582
         7.300%, 01/15/12                                 1,400           1,488
         6.500%, 11/15/13                                 1,860           1,907
   Daimlerchrysler MTN
         5.750%, 09/08/11                                 1,855           1,846
   Direct TV
         8.375%, 03/15/13                                   350             363
   Echostar DBS (C)
         7.125%, 02/01/16                                 1,970           1,904
   Entercom Radio
         7.625%, 03/01/14                                   160             156
   Ford Motor
         9.980%, 02/15/47                                 3,800           3,306
         9.215%, 09/15/21                                 1,000             880
         7.500%, 08/01/26                                 1,900           1,425
         7.450%, 07/16/31 (J)                             2,940           2,271
   General Motors (J)
         8.250%, 07/15/23                                 3,100           2,685
   Harrahs Operating
         6.500%, 06/01/16                                 1,270           1,245
         5.625%, 06/01/15                                 1,530           1,422
   Hertz (C)
         8.875%, 01/01/14                                   725             759

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Home Depot
         5.400%, 03/01/16                         $         620   $         616
   Inn of the Mountain Gods (J)
        12.000%, 11/15/10                                 1,010           1,058
   Jacuzzi Brands
         9.625%, 07/01/10                                   870             922
   Kabel Deutschland (C)
         10.625%, 07/01/14                                  545             585
   Lamar Media (C)
         6.625%, 08/15/15                                   720             690
   MGM Mirage
         8.500%, 09/15/10                                   160             170
   Mandalay Resort Group
         9.500%, 08/01/08                                   440             466
   News America
         6.400%, 12/15/35                                   995             976
         6.200%, 12/15/34                                   395             377
   Omnicon Group
         5.900%, 04/15/16                                 2,165           2,197
   Quebecor Media
         7.750%, 03/15/16                                   470             471
   Reader's Digest Association
         6.500%, 03/01/11                                   390             371
   River Rock Entertainment
         9.750%, 11/01/11                                   930             988
   Rogers Cable
         7.875%, 05/01/12                                   550             587
         6.750%, 03/15/15                                 1,015           1,025
         5.500%, 03/15/14                                 1,155           1,086
   Station Casinos
         6.625%, 03/15/18                                 1,495           1,349
   Time Warner
         7.700%, 05/01/32                                 4,685           5,232
         6.875%, 05/01/12                                 3,820           4,039
   Time Warner Entertainment
         8.375%, 07/15/33                                   620             731
   Viacom (C)
         6.875%, 04/30/36                                   500             494
         6.250%, 04/30/16 (B)                               265             263
         5.750%, 04/30/11 (B)                             3,980           3,972
   Visteon (J)
         8.250%, 08/01/10                                   530             517
                                                                  --------------
                                                                         76,926
                                                                  --------------
CONSUMER STAPLES -- 0.4%
   Altria Group
         7.750%, 01/15/27                                 3,860           4,674
         7.000%, 11/04/13                                   795             867
   Anheuser-Busch
         5.050%, 10/15/16                                   940             920
   Diageo Capital
         5.500%, 09/30/16                                 1,850           1,835


--------------------------------------------------------------------------------
120         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   General Mills
         6.000%, 02/15/12                         $         750   $         772
   Kellogg, Ser B
         6.600%, 04/01/11                                   890             936
   Kraft Foods
         5.625%, 11/01/11                                 1,560           1,576
         5.250%, 10/01/13                                 1,015           1,003
   Mohawk
         5.750%, 01/15/11                                 1,910           1,902
   Philip Morris Capital
         7.500%, 07/16/09                                 1,750           1,823
   Sabmiller (C)
         6.500%, 07/01/16                                   675             705
   Wal-Mart Stores
         5.250%, 09/01/35                                   700             655
                                                                  --------------
                                                                         17,668
                                                                  --------------
ENERGY -- 2.5%
   Amerada Hess
         7.300%, 08/15/31                                 5,450           6,137
   Amerigas
         7.125%, 05/20/16                                 1,105           1,088
   Anadarko Finance, Ser B
         7.500%, 05/01/31                                 3,480           3,979
         6.750%, 05/01/11                                 1,570           1,650
   Anadarko Petroleum
         6.450%, 09/15/36                                 6,240           6,374
         5.790%, 12/15/06 (F)                             4,000           4,005
   Apache
         6.250%, 04/15/12                                   685             715
   Canadian National Resources
         6.500%, 02/15/37                                   615             623
         5.850%, 02/01/35                                   800             747
   Chesapeake Energy
         6.375%, 06/15/15                                   500             478
   Conoco Funding
         7.250%, 10/15/31                                   530             632
         6.950%, 04/15/29                                 4,060           4,682
         6.350%, 10/15/11 (J)                               920             968
   ConocoPhillips (J)
         5.900%, 10/15/32                                 1,710           1,749
         4.750%, 10/15/12                                 3,990           3,908
   Devon Energy
         7.950%, 04/15/32                                 3,820           4,717
   Devon Financing
         6.875%, 09/30/11                                 1,920           2,043
   Duke Capital LLC
         8.000%, 10/01/19                                   365             424
         7.500%, 10/01/09                                 1,125           1,197
   El Paso
         7.750%, 07/15/11 (C)                             5,470           5,620
         6.950%, 06/01/28                                 6,750           6,345

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   El Paso MTN (J)
         7.800%, 08/01/31                         $       2,280   $       2,337
         7.750%, 01/15/32                                 5,075           5,202
   Encana
         6.500%, 08/15/34                                   554             575
   Energy Transfer Partners
         5.650%, 08/01/12                                   945             936
   Kansas Gas & Electric
         5.647%, 03/29/21                                 1,505           1,457
   Kerr-Mcgee
         7.875%, 09/15/31                                   910           1,100
   Kinder Morgan
         6.500%, 09/01/12                                   925             926
   Kinder Morgan Energy Partners
         7.125%, 03/15/12                                    90              95
         6.750%, 03/15/11                                   580             604
         6.300%, 02/01/09                                   570             579
         5.800%, 03/15/35                                   635             578
         5.000%, 12/15/13                                 2,735           2,598
   Pemex Project Funding Master Trust
         7.375%, 12/15/14                                   525             568
         6.625%, 06/15/35 (C)                             1,775           1,744
   Petrobras International Finance
         6.125%, 10/06/16                                 2,420           2,409
   Pogo Producing
         6.875%, 10/01/17                                 1,000             954
   Ras Laffan (C)
         6.332%, 09/30/27                                 1,170           1,176
   Semgroup (C)
         8.750%, 11/15/15                                   110             111
   Sonat
         7.625%, 07/15/11                                 2,850           2,921
   Suburban Propane Partners
         6.875%, 12/15/13                                   735             709
   Tosco
         8.125%, 02/15/30                                   400             518
   Vastar Resources
         6.500%, 04/01/09                                 3,490           3,601
   Vintage Petroleum
         8.250%, 05/01/12                                   480             507
   Western Oil Sands
         8.375%, 05/01/12                                 1,195           1,282
   Williams
         8.750%, 03/15/32                                 7,050           7,720
         7.750%, 06/15/31                                 1,880           1,880
   Williams, Ser A (J)
         7.500%, 01/15/31                                 1,490           1,471
   XTO Energy
         7.500%, 04/15/12                                   850             927
         6.250%, 04/15/13                                   690             712
   YPF Sociedad Anonima MTN, Ser A
         7.750%, 08/27/07                                 5,000           5,077
                                                                  --------------
                                                                        109,355
                                                                  --------------

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         121

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 20.3%
   ACE
         6.700%, 05/15/36                         $         740   $         778
   ASIF Global Financing XIX (C)
         4.900%, 01/17/13                                   390             381
   Aiful (C)
         5.000%, 08/10/10                                 1,420           1,381
   Allied Capital
         6.625%, 07/15/11                                 2,475           2,523
   Allied World Assurance
         7.500%, 08/01/16                                 2,500           2,648
   Allstate Life Global Funding II
      MTN (C) (F) (K)
         5.370%, 10/16/06                                 6,215           6,215
   American Express
         5.500%, 09/12/16                                 1,240           1,245
   American General Finance (C) (F) (K)
         5.360%, 10/16/06                                19,591          19,591
   American International Group
         4.700%, 10/01/10                                 1,475           1,451
   Arch Capital Group
         7.350%, 05/01/34                                 1,317           1,457
   Bank One
         7.875%, 08/01/10                                 3,525           3,843
   Bank of America
         7.400%, 01/15/11                                 6,240           6,752
         5.375%, 06/15/14                                 3,055           3,068
         4.250%, 10/01/10                                   780             756
   Banponce Trust I, Ser A
         8.327%, 02/01/27                                 2,590           2,711
   Bear Stearns
         4.500%, 10/28/10                                 4,030           3,922
   Bear Stearns EXL (F) (K)
         5.370%, 10/16/06                                24,049          24,049
   Boeing Capital
         6.500%, 02/15/12                                   465             493
         5.800%, 01/15/13                                   425             439
   Bunge Finance
         4.375%, 12/15/08                                   425             415
   CIT Group
         5.000%, 02/01/15                                 2,015           1,935
         4.250%, 02/01/10                                 1,595           1,546
   CIT Group MTN
         4.750%, 08/15/08                                 1,330           1,319
   Capital One Bank
         4.875%, 05/15/08                                 1,480           1,471
   Capital One Financial
         8.750%, 02/01/07                                 2,095           2,116
         6.150%, 09/01/16                                   925             936
         5.500%, 06/01/15                                 1,310           1,285


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   China Development Bank
         5.000%, 10/15/15                         $         500   $         483
   Citigroup
         5.875%, 02/22/33                                 2,680           2,671
         5.850%, 08/02/16                                 1,265           1,307
         5.100%, 09/29/11                                 1,230           1,226
         5.000%, 09/15/14                                 3,175           3,093
         3.625%, 02/09/09                                 3,150           3,049
   Countrywide Financial MTN (F) (K)
         5.448%, 12/27/06                                 8,107           8,107
   Countrywide Financial MTN,
      Ser A (F) (K)
         5.548%, 11/03/06                                14,186          14,186
   Countrywide Home Loans MTN,
      Ser L
         2.875%, 02/15/07                                 3,320           3,290
   Credit Suisse First Boston
      London (C) (F) (L)
         0.000%, 03/24/10                                 8,663           7,827
         0.000%, 03/24/10                                 2,387           2,157
   Credit Suisse First Boston USA
         5.850%, 08/16/16                                   495             508
         5.500%, 08/16/11                                 2,165           2,184
         4.875%, 08/15/10                                 2,210           2,184
   Dekabank (C) (F) (K)
         5.490%, 10/19/06                                24,995          24,995
   Deutsche Bank Capital Funding
      Trust (C) (F)
         5.628%, 01/19/49                                 7,870           7,673
   Developers Divers Realty+
         5.375%, 10/15/12                                 1,470           1,455
   Developers Divers Realty MTN+
         7.000%, 03/19/07                                 1,300           1,309
   Di Finance, Ser B
         9.500%, 02/15/13                                    90              93
   Dow Jones CDX HY, Ser 5-T1 (C) (J)
         8.750%, 12/29/10                                   200             206
   Dryden Investor Trust (C) (H)
         7.157%, 07/23/08                                 3,383           3,439
   EOP Operating
         4.750%, 03/15/14                                   865             818
   Equity One+
         3.875%, 04/15/09                                 7,480           7,186
   Farmers Exchange Capital (C)
         8.625%, 05/01/24                                 3,717           4,404
         7.200%, 07/15/48                                 1,465           1,490
         7.050%, 07/15/28                                 4,434           4,545
   First Industrial
         7.600%, 07/15/28                                 3,675           4,021
   First Industrial MTN
         7.500%, 12/01/17                                 1,800           1,997


--------------------------------------------------------------------------------
122        SEI Institutional Managed Trust / Annual Report /  September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ford Motor Credit
         7.875%, 06/15/10                         $       7,405   $       7,212
         7.375%, 10/28/09                                20,540          19,961
         7.250%, 10/25/11                                   336             317
         7.000%, 10/01/13                                 8,000           7,423
         6.625%, 06/16/08                                 1,500           1,477
         6.625%, 06/15/11 (C) (F)                         3,863           4,036
   Forest City Enterprises
         7.625%, 06/01/15                                   500             510
         6.500%, 02/01/17                                   270             254
   GE Capital Franchise MTN+
         6.860%, 06/15/07                                 1,850           1,868
   GE Global Insurance
         7.500%, 06/15/10                                   105             113
         7.000%, 02/15/26                                   705             773
   General Electric Capital
         4.875%, 03/04/15                                   865             842
   General Electric Capital MTN, Ser A
         6.750%, 03/15/32                                 2,285           2,612
         6.000%, 06/15/12                                 3,740           3,886
         3.750%, 12/15/09                                 2,041           1,962
   General Motors Acceptance
         8.000%, 11/01/31                                 4,150           4,339
         7.750%, 01/19/10                                 2,430           2,490
         7.600%, 10/25/06 (F) (J)                        12,968          13,001
         7.250%, 03/02/11                                 3,520           3,540
         6.875%, 09/15/11                                   520             517
         6.457%, 10/18/06 (F)                             3,460           3,441
         6.125%, 08/28/07                                   460             459
         5.850%, 01/14/09                                 1,680           1,647
         5.625%, 05/15/09 (J)                            22,070          21,522
         5.125%, 05/09/08                                 1,480           1,450
         4.375%, 12/10/07                                   690             674
   Genworth Financial
         4.950%, 10/01/15                                 1,595           1,531
   Glitner Banki (C) (F) (K)
         5.380%, 10/10/06                                20,266          20,266
   Glitnir Bank (C)
         6.693%, 06/15/16 (F)                             3,960           4,050
         6.330%, 07/28/11                                 1,980           2,021
   Goldman Sachs Capital I
         6.345%, 02/15/34                                 1,690           1,679
   Goldman Sachs Group
         6.875%, 01/15/11                                 3,775           4,001
         6.450%, 05/01/36                                 1,440           1,470
         5.350%, 01/15/16                                   925             908
         5.250%, 10/15/13 (J)                             3,565           3,518
         5.125%, 01/15/15                                 2,270           2,201
   HSBC Finance
         8.000%, 07/15/10                                 3,475           3,796
         7.000%, 05/15/12                                 1,505           1,627
         6.375%, 11/27/12                                   585             614
         4.750%, 04/15/10 (J)                             4,060           4,006
         4.625%, 09/15/10                                   650             637
         4.125%, 12/15/08                                 1,000             978
         4.125%, 11/16/09                                 2,155           2,090

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   HSBC Holdings
         6.500%, 05/02/36                         $         885   $         939
   Hartford Financial Services Group
         5.950%, 10/15/36                                   490             491
         5.500%, 10/15/16                                   610             610
   Hexion US Financial
         9.000%, 07/15/14                                   250             255
   Highwoods Realty+
         7.500%, 04/15/18                                 3,800           4,192
         7.125%, 02/01/08                                 3,000           3,055
   Host Marriott, Ser Q+
         6.750%, 06/01/16                                   455             449
   ILFC E-Capital Trust I (C) (F) (J)
         5.900%, 12/21/06                                 1,110           1,118
   ILFC E-Capital Trust II (C) (F)
         6.250%, 12/21/65                                   490             490
   International Lease Finance
         4.750%, 01/13/12                                 1,176           1,143
   International Lease Finance MTN
         5.620%, 11/24/06 (F)                               955             957
         5.450%, 03/24/11                                 1,990           2,002
   Irish Life & Permanent MTN,
      Ser X (C) (F) (K)
         5.370%, 10/23/06                                17,969          17,968
   Islandsbanki (C) (F) (K)
         5.380%, 10/23/06                                11,484          11,484
   Istar Financial, Ser 1+
         5.875%, 03/15/16                                   795             791
   JPMorgan Capital Trust II
         7.950%, 02/01/27                                   580             605
   JPMorgan Chase
         5.750%, 01/02/13                                 6,435           6,581
         5.600%, 06/01/11 (J)                             4,355           4,428
         5.125%, 09/15/14                                   765             750
   JPMorgan Chase Capital XV (J)
         5.875%, 03/15/35                                 1,645           1,577
   Jackson National Life Funding (C) (F) (K)
         5.330%, 10/02/06                                29,724          29,724
   Kaupthing Bank
         7.125%, 05/19/16 (C)                             1,350           1,419
         5.750%, 10/04/11 (C)                               670             666
         5.740%, 10/12/06                                 6,070           6,071
   Kaupthing Bank MTN (C) (F) (K)
         5.390%, 10/20/06                                33,777          33,777
   Korea Development Bank
         4.625%, 09/16/10                                 1,000             975
         4.250%, 11/13/07                                   755             746
   Lakeside Funding (F) (K)
         5.330%, 10/10/06                                 8,077           8,077
   Landsbanki Islands (C)
         6.100%, 08/25/11                                 5,570           5,628
         5.410%, 10/16/06 (F) (K)                        25,671          25,671
   Lazard Group
         7.125%, 05/15/15                                 1,340           1,396
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         123

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
         6.500%, 04/15/08                         $         695   $         707
   Lehman Brothers Holdings
         7.000%, 02/01/08                                 3,395           3,466
   Lehman Brothers Holdings MTN
         5.750%, 07/18/11                                 2,650           2,699
         5.750%, 05/17/13                                 1,860           1,893
   Lehman Brothers Holdings MTN, (F) (M)
         0.000%, 06/20/16                                 4,235           4,256
         0.000%, 11/30/10                                 3,570           3,337
   Lehman Brothers MTN
         5.500%, 04/04/16                                   785             782
   Liberty Mutual Group (C)
         6.500%, 03/15/35                                 1,525           1,455
   Liberty Mutual Insurance (C)
         7.875%, 10/15/26                                   410             463
   MUFG Capital Finance 1 (F)
         6.346%, 07/29/49                                 1,670           1,684
   Merrill Lynch
         7.430%, 09/01/22                                     4               4
         6.050%, 05/16/16                                 4,880           5,046
   Merrill Lynch MTN, Ser B
         3.375%, 09/14/07                                 2,100           2,063
   Merrill Lynch MTN, Ser C
         4.250%, 02/08/10                                 1,120           1,088
   Merrill Lynch Mortgage Investors Trust,
      Ser 2005-SL3, Cl A1 (F)
         5.560%, 10/10/06                                 4,823           4,825
   Met Life Global Funding (C)
         4.750%, 06/20/07                                 1,100           1,095
   Monumental Global Funding (C)
         5.200%, 01/30/07                                   625             625
   Morgan Stanley
         5.375%, 10/15/15                                 1,605           1,585
         4.750%, 04/01/14                                 1,220           1,160
   Morgan Stanley EXL (F) (K)
         5.390%, 10/04/06                                 4,729           4,729
   Morgan Stanley EXL, Ser S (F) (K)
         5.350%, 10/03/06                                 6,755           6,755
   Morgan Stanley MTN
         6.250%, 08/09/26                                   620             642
         5.625%, 01/09/12                                 1,555           1,575
   NB Capital Trust IV
         8.250%, 04/15/27                                 4,500           4,721
   Natexis Banques (C) (F) (K)
         5.310%, 10/16/06                                13,173          13,172
   National Capital Trust II (C) (F)
         5.486%, 12/17/06                                 2,231           2,130
   Nationwide Building Society (C) (F) (K)
         5.424%, 12/28/06                                 7,431           7,431
         5.360%, 10/10/06                                13,511          13,511


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nationwide Mutual Insurance (C)
         8.250%, 12/01/31                         $       3,575   $       4,344
         6.600%, 04/15/34                                 3,590           3,536
   Nordbank (C) (F) (K)
         5.360%, 10/23/06                                22,969          22,966
   North Front Pass-Through Trust (C) (F)
         5.810%, 12/15/06                                 1,975           1,940
   Northern Rock (C) (F) (K)
         5.370%, 10/03/06                                13,916          13,916
   Odyssey Re Holdings
         6.875%, 05/01/15                                 2,400           2,302
   PNC Funding
         5.250%, 11/15/15                                 1,495           1,471
   Pacific Life Global Funding (C) (F) (K)
         5.380%, 10/13/06                                10,133          10,133
   Power Receivables Financial
         6.290%, 01/01/12                                 4,145           4,214
         6.290%, 01/01/12 (C)                               340             343
   Premium Asset Trust, Ser 2004-10 (C) (F) (K)
         5.370%, 10/16/06                                18,915          18,915
   Prime Property Funding (C)
         5.600%, 06/15/11                                 1,780           1,788
   Prologis+
         5.500%, 04/01/12                                 1,295           1,292
         5.250%, 11/15/10                                   460             457
   Rabobank Capital Fund Trust II (C) (F)
         5.260%, 12/29/49                                   200             196
   Rabobank Capital Fund Trust III (C) (F)
         5.254%, 12/31/06                                   420             405
   Residential Capital
         6.875%, 06/30/15                                   225             234
         6.742%, 12/29/06 (F)                               980             985
         6.500%, 04/17/13                                 3,445           3,499
         6.125%, 11/21/08                                 2,875           2,886
         6.000%, 02/22/11                                   600             599
   Resona Preferred Global Securities (C) (F)
         7.191%, 07/30/49                                   580             600
   Royal Bank of Scotland Group
         5.000%, 10/01/14                                 1,240           1,208
   SLM EXL, Ser S (C) (F) (K)
         5.330%, 10/16/06                                14,862          14,862
   SLM MTN
         5.665%, 10/25/06                                 2,180           2,180
   SLM MTN, Ser A
         5.000%, 10/01/13                                 1,595           1,553
   SLM, Ser CPI (F)
         5.440%, 10/01/06                                 5,580           5,360
   Shinsei Finance Cayman (C) (F)
         6.418%, 01/29/49                                 4,880           4,847
   Sigma Finance MTN (C) (K)
         4.745%, 11/09/06                                 7,296           7,296

--------------------------------------------------------------------------------
124         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Simon Property Group+
         6.100%, 05/01/16                         $         825   $         851
         5.750%, 05/01/12                                 2,185           2,216
         5.750%, 12/01/15                                   910             917
         5.600%, 09/01/11                                 2,300           2,317
   Skandinav Enskilda Bank (C) (F) (K)
         5.320%, 10/18/06                                14,862          14,861
   St. Paul
         5.750%, 03/15/07                                   525             526
   Stanfield Victoria MTN (C) (F) (K)
         5.445%, 06/11/07                                13,511          13,510
   Stingray Pass-Through Trust (C)
         5.902%, 01/12/15                                 4,500           4,381
   Sumitomo Mitsui Banking (C) (F)
         5.625%, 10/15/15                                 2,620           2,550
   TNK-BP Finance
         7.500%, 07/18/16                                 3,320           3,468
   Toyota Motor Credit
         5.500%, 12/15/08                                   120             121
   UBS Preferred Funding Trust V (F) (J)
         6.243%, 05/15/49                                 2,450           2,532
   US Bancorp MTN, Ser N
         3.125%, 03/15/08                                 2,215           2,151
   Ventas Realty+
         9.000%, 05/01/12                                   180             201
         6.750%, 04/01/17                                   940             946
         6.500%, 06/01/16                                   495             492
   Wachovia
         5.500%, 08/01/35                                 1,405           1,329
         5.250%, 08/01/14                                 4,390           4,342
         4.875%, 02/15/14 (J)                             2,115           2,046
   Wachovia Capital Trust III (F)
         5.800%, 03/15/11                                 2,230           2,236
   Washington Mutual
         4.625%, 04/01/14                                 4,175           3,897
         4.000%, 01/15/09                                   746             726
   Washington Mutual Bank
         5.650%, 08/15/14                                 1,210           1,212
   Washington Mutual Preferred
      Funding (C) (F) (J)
         6.534%, 03/15/49                                 1,600           1,572
   Washington+
         5.350%, 05/01/15                                   687             672
   Wells Fargo
         5.375%, 02/07/35                                 2,085           1,980
   Western Union (C)
         5.930%, 10/01/16                                   795             802
   Westfield Capital (C)
         4.375%, 11/15/10                                 4,153           4,005
   Westfield Group (C)
         5.700%, 10/01/16                                 2,020           2,015
         5.400%, 10/01/12                                 3,370           3,363


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Woodbourne Pass-Through Trust (C) (F)
         6.468%, 10/08/06                          $      2,500   $       2,515
   XL Capital
         6.375%, 11/15/24                                   825             848
   ZFS Finance USA Trust II (C) (F) (J)
         6.450%, 12/15/65                                 4,600           4,550
   Zions Bancorp (J)
         5.500%, 11/16/15                                   945             934
   Zurich Capital Trust I (C)
         8.376%, 06/01/37                                 7,362           7,747
                                                                  --------------
                                                                        872,440
                                                                  --------------
HEALTH CARE -- 0.5%
   Aetna
         6.625%, 06/15/36                                   430             454
         6.000%, 06/15/16                                 1,570           1,615
   Baxter
         5.900%, 09/01/16                                   930             955
   Boston Scientific
         7.000%, 11/15/35                                   645             638
         6.400%, 06/15/16                                   320             323
         6.000%, 06/15/11                                   950             956
   Davita (J)
         7.250%, 03/15/15                                 1,145           1,125
   HCA
         7.500%, 11/06/33 (J)                             3,380           2,636
         6.500%, 02/15/16 (J)                             2,130           1,704
         6.300%, 10/01/12                                   119             101
         5.750%, 03/15/14                                 3,090           2,426
   Omnicare
         6.875%, 12/15/15                                 1,000             971
   Tenet Healthcare (J)
         7.375%, 02/01/13                                   336             303
   Teva Pharmaceutical Finance LLC
         6.150%, 02/01/36                                 1,440           1,386
         5.550%, 02/01/16                                   475             466
   Wellpoint
         6.800%, 08/01/12                                 1,000           1,067
         5.850%, 01/15/36                                   980             950
         5.250%, 01/15/16                                   465             456
   Wyeth (J)
         5.500%, 02/15/16                                 2,410           2,408
                                                                  --------------
                                                                         20,940
                                                                  --------------
INDUSTRIALS -- 2.2%
   Air 2 US (C)
         8.027%, 10/01/19                                 2,916           2,931
   America West Airlines, Ser 1999-1
         7.930%, 01/02/19                                 8,761           9,363
   American Airlines, Ser 1999-1 (J)
         7.024%, 10/15/09                                 4,630           4,752


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         125

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Burlington North Santa Fe
         6.750%, 07/15/11                         $       1,610   $       1,708
   Canadian National Railway (J)
         6.200%, 06/01/36                                   995           1,063
   Cedar Brakes I LLC (C)
         8.500%, 02/15/14                                 4,390           4,789
   Cedar Brakes II LLC (C)
         9.875%, 09/01/13                                 3,020           3,382
   Continental Airlines, Ser 1999-2
         7.256%, 03/15/20                                 1,769           1,875
   Continental Airlines, Ser 971A
         7.461%, 04/01/15                                 2,804           2,804
   Continental Airlines, Ser 974A
         6.900%, 01/02/18                                 7,732           7,959
   Corning
         5.250%, 08/15/36                                   680             724
   DRS Technologies
         6.625%, 02/01/16                                   505             496
   Delta Air Lines, Ser 2000-1, Cl A2 (I)
         7.570%, 11/18/10                                 1,739           1,741
   Delta Air Lines, Ser 2001-1, Cl A-2 (I)
         7.111%, 09/18/11                                   179             179
   Eastman Kodak (J)
         7.250%, 11/15/13                                 2,740           2,676
   Electronic Data Systems
         7.125%, 10/15/09                                 3,680           3,849
   Federal Express, Ser A3
         8.400%, 03/23/10                                   600             609
   General Electric
         5.000%, 02/01/13                                 1,160           1,147
   Horizon Lines LLC
         9.000%, 11/01/12                                 1,130           1,164
   L-3 Communications, Cl B
         6.375%, 10/15/15                                   520             506
   Lafarge
         6.150%, 07/15/11                                   770             787
   Lockheed Martin
         6.150%, 09/01/36                                   925             969
   Norfolk Southern
         7.050%, 05/01/37                                 1,005           1,172
   Northrup Grumman
         4.079%, 11/16/06                                 1,400           1,398
   Northwest Airlines, Cl 1A-1 (I) (J)
         7.041%, 04/01/22                                 1,512           1,502
   OMI
         7.625%, 12/01/13                                   600             606
   Raytheon
         6.000%, 12/15/10                                    24              25
         5.500%, 11/15/12                                    55              55
   Service (C)
         7.625%, 10/01/18                                   205             206
         7.375%, 10/01/14                                   135             136


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Systems 2001 Asset Trust (C)
         6.664%, 09/15/13                         $       1,496   $       1,575
   Teekay Shipping
         8.875%, 07/15/11                                 1,785           1,883
   Terex
         7.375%, 01/15/14                                   405             407
   Tyco International Group
         7.000%, 06/15/28                                   250             284
         6.875%, 01/15/29 (J)                             7,140           7,949
         6.750%, 02/15/11                                 2,190           2,313
         6.375%, 10/15/11                                 8,135           8,528
         6.000%, 11/15/13                                   915             947
   United Airlines, Ser A-3 (H) (I)
         8.390%, 01/21/11                                   886              80
   United Technologies
         6.500%, 06/01/09                                 2,365           2,438
   Waste Management
         7.125%, 12/15/17                                 5,305           5,882
         7.100%, 08/01/26                                 1,710           1,887
   Xerox
         6.750%, 02/01/17                                   330             335
         6.400%, 03/15/16                                 1,340           1,333
                                                                  --------------
                                                                         96,414
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.0%
   Compagnie Generale de Geophysique
         7.500%, 05/15/15                                   550             544
   Sungard Data Systems
        10.250%, 08/15/15                                   725             747
                                                                  --------------
                                                                          1,291
                                                                  --------------
MATERIALS -- 0.3%
   Alcan
         6.125%, 12/15/33                                   610             609
   Celulosa Arauco y Constitucion
         5.625%, 04/20/15                                   765             744
   Codelco (C)
         4.750%, 10/15/14                                   960             906
   Georgia Gulf (C)
         9.500%, 10/15/14                                   200             199
   International Paper
         5.850%, 10/30/12                                 1,970           2,013
   Lyondell Chemical
         8.250%, 09/15/16                                   125             127
         8.000%, 09/15/14                                   220             223
   Potash of Saskatchewan
         4.875%, 03/01/13                                 1,220           1,174
   Westlake Chemicals
         6.625%, 01/15/16                                   610             579
   Weyerhaeuser
         6.750%, 03/15/12                                 4,540           4,745
                                                                  --------------
                                                                         11,319
                                                                  --------------
--------------------------------------------------------------------------------
126         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
SOVEREIGN -- 1.2%
   Federal Republic of Brazil (J)
        11.000%, 08/17/40                         $       4,926   $       6,416
   Province of Quebec
         7.500%, 09/15/29                                   620             795
   Republic of Colombia
        11.750%, 02/25/20                                   673             942
         7.375%, 09/18/37 (J)                             1,390           1,407
   Republic of Panama
         9.375%, 04/01/29                                   453             584
         6.700%, 01/26/36                                 1,457           1,443
   Russian Federation Registered (G)
         5.000%, 03/31/30                                14,560          16,250
   United Mexican States
         5.625%, 01/15/17                                 8,663           8,559
   United Mexican States MTN
         8.300%, 08/15/31                                 2,290           2,856
   United Mexican States MTN, Ser A
         7.500%, 04/08/33                                 8,140           9,390
         6.750%, 09/27/34 (J)                               550             584
         5.875%, 01/15/14                                   775             793
                                                                  --------------
                                                                         50,019
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.2%
   AT&T
         7.300%, 10/15/06                                   730             791
         6.800%, 05/15/36                                   635             667
         6.450%, 06/15/34                                   625             628
         6.150%, 09/15/34                                   810             784
         5.100%, 09/15/14                                 5,170           4,995
         4.125%, 09/15/09 (J)                               795             770
   America Movil
         6.375%, 03/01/35                                   605             578
   BellSouth
         6.000%, 11/15/34                                 1,280           1,201
         4.750%, 11/15/12                                   170             162
   British Telecommunications PLC
         8.875%, 12/15/30                                 1,095           1,461
         8.375%, 12/15/10                                 1,250           1,401
   Cincinnati Bell
         7.000%, 02/15/15                                   500             490
   Cingular Wireless
         6.500%, 12/15/11                                 1,455           1,525
   Deutsche Telekom International Finance
         8.250%, 06/15/30                                   310             379
         8.000%, 06/15/10                                   925           1,009
         5.750%, 03/23/16 (J)                             3,200           3,131
   Embarq
         7.995%, 06/01/36                                   487             516
         7.082%, 06/01/16                                 1,410           1,438
   Intelsat
         6.500%, 11/01/13                                   160             128

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Intelsat Bermuda (C)
         9.250%, 06/15/16                         $         325   $         342
   Koninklije
         8.000%, 10/01/10                                   650             702
   New Cingular Wireless Services
         8.125%, 05/01/12                                 2,635           2,966
   New Jersey Bell Telephone
         7.850%, 11/15/29                                 1,135           1,245
   Qwest
         5.625%, 11/15/08                                   430             427
   Qwest Communications International (F)
         8.905%, 11/11/06                                 1,635           1,666
   Sprint Capital
         8.375%, 03/15/12                                 4,915           5,509
         6.125%, 11/15/08                                 1,490           1,512
         6.000%, 01/15/07                                 2,725           2,728
   Telecom Italia Capital
         7.200%, 07/18/36                                   310             319
         6.000%, 09/30/34                                   745             666
         5.250%, 11/15/13                                   790             748
         5.250%, 10/01/15                                    90              83
         4.950%, 09/30/14                                 1,250           1,148
   Telefonica Emisiones Sau
         5.984%, 06/20/11                                 1,475           1,503
   Telefonica Europe
         7.750%, 09/15/10                                 1,925           2,078
   Verizon Communications
         5.550%, 02/15/16                                 1,200           1,184
         5.350%, 02/15/11                                   985             988
   Verizon New Jersey, Ser A
         5.875%, 01/17/12                                 2,175           2,197
   Verizon Wireless Capital
         5.375%, 12/15/06                                 1,665           1,664
   Vodafone Group
         5.500%, 06/15/11                                 1,425           1,428
   Windstream (C)
         8.625%, 08/01/16                                   190             203
                                                                  --------------
                                                                         53,360
                                                                  --------------
UTILITIES -- 1.8%
   Allegheny Energy Supply (B) (C)
         8.250%, 04/15/12                                   885             965
   Arizona Public Services
         8.000%, 12/30/15                                 3,484           3,858
   Cleveland Electric Illumination
         5.650%, 12/15/13                                   500             500
   Cogentrix Energy (C)
         8.750%, 10/15/08                                 7,208           7,769
   Commonwealth Edison
         5.900%, 03/15/36                                   970             952
   DPL
         6.875%, 09/01/11                                 1,785           1,879


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         127

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Detroit Edison, Ser A
         6.625%, 06/01/36                         $         990   $       1,080
   Dominion Resources
         5.700%, 09/17/12                                 3,270           3,290
         4.750%, 12/15/10                                 1,895           1,848
         4.125%, 02/15/08                                   810             797
   Dominion Resources, Ser B
         5.950%, 06/15/35                                   610             592
   Duke Energy
         6.250%, 01/15/12                                 2,105           2,191
         5.625%, 11/30/12                                 4,910           4,980
   Exelon (J)
         5.625%, 06/15/35                                 4,750           4,485
   Exelon Generation LLC (C)
         6.950%, 06/15/11                                 1,825           1,935
   FPL Energy American Wind (C)
         6.639%, 06/20/23                                 6,278           6,478
   FirstEnergy, Ser A
         5.500%, 11/15/06                                 2,168           2,168
   FirstEnergy, Ser B (J)
         6.450%, 11/15/11                                 1,405           1,466
   FirstEnergy, Ser C
         7.375%, 11/15/31                                 6,370           7,364
   Midamerican Energy Holdings (B) (C)
         6.125%, 04/01/36                                   645             652
   NRG Energy (J)
         7.250%, 02/01/14                                 1,610           1,598
   Nevada Power (B) (C)
         5.950%, 03/15/16                                 1,330           1,329
   Oncor Electric Delivery
         6.375%, 01/15/15                                   765             790
   PSEG Power
         7.750%, 04/15/11                                 1,075           1,166
         5.000%, 04/01/14                                   620             591
   Pacific Gas & Electric
         6.050%, 03/01/34                                 2,610           2,625
   Progress Energy
         6.850%, 04/15/12                                 2,495           2,666
   Public Service
         7.875%, 10/01/12                                 1,350           1,524
   Southern California Edison
         6.000%, 01/15/34                                 1,505           1,538
   Swepco Capital Trust I (F)
         5.250%, 10/01/43                                 4,255           4,227
   TXU Energy
         7.000%, 03/15/13                                   780             819
   TXU, Ser P
         5.550%, 11/15/14                                   530             501
   TXU, Ser R
         6.550%, 11/15/34                                 4,510           4,248
                                                                  --------------
                                                                         78,871
                                                                  --------------
Total Corporate Obligations
   (Cost $1,366,393) ($ Thousands)                                    1,388,603
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 30.2%

AUTOMOTIVE -- 0.8%
   AmeriCredit Automobile Receivables
      Trust, Ser 2003-DM, Cl A4
         2.840%, 08/06/10                         $       1,969   $       1,941
   Capital Auto Receivables Asset Trust,
      Ser 2004-1, Cl A3
         2.000%, 11/15/07                                   300             299
   Capital Auto Receivables Asset Trust,
      Ser 2004-2, Cl A2
         3.350%, 02/15/08                                   584             581
   Capital Auto Receivables Asset Trust,
      Ser 2006-1, Cl A3
         5.030%, 10/15/09                                 1,313           1,310
   Capital One Prime Auto Receivables
      Trust, Ser 2006-1, Cl A3
         4.990%, 09/15/10                                 1,642           1,640
   Carmax Auto Owner Trust,
      Ser 2006-2, Cl A3
         5.150%, 02/15/11                                 2,476           2,480
   Chase Manhattan Auto Owner Trust,
      Ser 2004-A, Cl A3
         2.080%, 05/15/08                                   508             506
   Ford Credit Auto Owner Trust,
      Ser 2005-A, Cl A3
         3.480%, 11/15/08                                 2,102           2,085
   Ford Credit Auto Owner Trust,
      Ser 2005-B, Cl A3
         4.170%, 01/15/09                                 1,386           1,377
   Ford Credit Auto Owner Trust,
      Ser 2006-B, Cl A4
         5.250%, 09/15/11                                 2,112           2,122
   Franklin Auto Trust, Ser 2005-1, Cl A2
         4.840%, 09/22/08                                   292             292
   Harley Davidson Motorcycle Trust,
      Ser 2006-2, Cl A2
         5.350%, 03/15/13                                   650             655
   Honda Auto Receivables Owner Trust,
      Ser 2004-2, Cl A3
         3.300%, 06/16/08                                 1,935           1,922
   Hyundai Auto Receivables Trust,
      Ser 2005-A, Cl A4
         4.180%, 02/15/12                                 1,298           1,269
   Nissan Auto Lease Trust,
      Ser 2005-A, Cl A2
         4.610%, 01/15/08                                   517             517
   Nissan Auto Receivables Owner Trust,
      Ser 2005-B, Cl A2
         3.750%, 09/17/07                                    67              67
   Nissan Auto Receivables Owner Trust,
      Ser 2006-B, Cl A3
         5.160%, 02/15/10                                   705             705

--------------------------------------------------------------------------------
128         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Triad Automobile Receivables Owner
      Trust, Ser 2003-B, Cl A4
         3.200%, 12/13/10                         $         537   $         527
   USAA Auto Owner Trust,
      Ser 2004-3, Cl A3
         3.160%, 02/17/09                                   599             594
   USAA Auto Owner Trust,
      Ser 2005-1, Cl A3
         3.900%, 07/15/09                                   337             334
   USAA Auto Owner Trust,
      Ser 2005-3, Cl A2
         4.520%, 06/16/08                                   713             711
   USAA Auto Owner Trust,
      Ser 2006-3, Cl A4
         5.360%, 06/15/12                                 1,046           1,057
   Volkswagen Auto Lease Trust,
      Ser 2006-A, Cl A2
         5.550%, 11/20/08                                 1,301           1,305
   WFS Financial Owner Trust,
      Ser 2003-1, Cl A4
         2.740%, 09/20/10                                   198             197
   WFS Financial Owner Trust,
      Ser 2003-3, Cl A4
         3.250%, 05/20/11                                   856             845
   WFS Financial Owner Trust,
      Ser 2003-4, Cl A4
         3.150%, 05/20/11                                   327             322
   WFS Financial Owner Trust,
      Ser 2004-1, Cl A4
         2.810%, 08/22/11                                   589             577
   WFS Financial Owner Trust,
      Ser 2005-3, Cl A3A
         4.250%, 06/17/10                                   444             440
   Wachovia Auto Owner Trust,
      Ser 2004-A, Cl A4
         3.660%, 10/29/06                                 2,436           2,401
   Wachovia Auto Owner Trust,
      Ser 2005-B, Cl A2
         4.820%, 02/20/09                                 1,289           1,286
   Wachovia Auto Owner Trust,
      Ser 2006-1, Cl A3
         5.100%, 07/20/11                                 1,315           1,315
                                                                  --------------
                                                                         31,679
                                                                  --------------
CREDIT CARDS -- 0.4%
   Chase Credit Card Master Trust,
      Ser 2003-3, Cl A (F)
         5.440%, 10/15/06                                 1,590           1,593
   Chase Issuance Trust,
      Ser 2004-A9, Cl A9
         3.220%, 06/15/10                                 1,884           1,847


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Chase Issuance Trust,
      Ser 2006-A3, Cl A3 (F)
         5.320%, 10/15/06                         $       3,684   $       3,685
   Citibank Credit Card Issuance Trust,
      Ser 2000-A3, Cl A3
         6.875%, 11/16/09                                   795             809
   Citibank Credit Card Issuance Trust,
      Ser 2004-A4, Cl A4
         3.200%, 08/24/09                                 2,209           2,169
   Citibank Credit Card Issuance Trust,
      Ser 2006-A4, Cl A4
         5.450%, 05/10/13                                 1,919           1,948
   GE Capital Credit Card Master Trust,
      Ser 2006-1, Cl A
         5.080%, 09/15/12                                 2,034           2,043
   Household Credit Card Master Trust,
      Ser 2006-1, Cl A
         5.100%, 06/15/12                                 3,096           3,103
   MBNA Master Credit Card Trust,
      Ser 2000-L, Cl A
         6.500%, 04/15/10                                 1,232           1,251
                                                                  --------------
                                                                         18,448
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 28.8%
   ABFS Mortgage Loan Trust,
      Ser 2002-1, Cl A5 (G)
         6.510%, 12/15/32                                 2,117           2,136
   ABS Home Equity Loan Trust,
      Ser 2001-HE3, Cl A1 (F)
         5.870%, 10/15/06                                   833             834
   AFC Home Equity Loan Trust,
      Ser 1998-1, Cl 1A2 (F)
         5.600%, 10/01/06                                   162             163
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A (F)
         5.570%, 10/25/06                                 6,757           6,772
   Ace Securities, Ser 2003-OP1,
      Cl M1 (F)
         6.030%, 10/26/06                                 1,000           1,005
   Ace Securities, Ser 2005-HE4,
      Cl A2A (F)
         5.440%, 10/25/06                                   261             261
   Ace Securities, Ser 2005-HE7,
      Cl A1B2 (F)
         5.630%, 10/27/06                                 1,771           1,772
   Adjustable Rate Mortgage NIM Trust,
      Ser 2005-4, Cl A (C)
         5.500%, 12/27/35                                   664             661
   Adjustable Rate Mortgage Trust,
      Ser 2005-8, Cl 4A11 (F)
         5.442%, 10/01/06                                12,383          12,228


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         129

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (F)
         6.030%, 10/25/06                         $         361   $         361
   American Home Mortgage Investment
      Trust, Ser 2004-1, Cl 4A (F)
         3.280%, 10/25/06                                   738             715
   American Home Mortgage Investment
      Trust, Ser 2004-4, Cl 4A (F)
         4.390%, 10/01/06                                 3,182           3,095
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A (F)
         5.294%, 10/25/06                                 9,202           9,099
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A (F)
         5.350%, 10/25/06                                 7,117           7,035
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (F)
         6.230%, 10/25/06                                 1,424           1,427
   Ameriquest Mortgage Securities,
      Ser 2004-R12, Cl A3 (F)
         5.610%, 10/08/06                                 1,106           1,107
   Argent Securities, Ser 2003-W5,
      Cl M1 (F)
         6.030%, 10/25/06                                   600             607
   Argent Securities, Ser 2003-W9,
      Cl M1 (F)
         6.020%, 10/26/06                                 1,500           1,509
   Asset Securitization, Ser 1996-D2, Cl A1
         6.920%, 02/14/29                                   626             627
   Asset-Backed Funding Certificates,
      Ser 2003-WF1, Cl A2 (F)
         6.125%, 10/25/06                                 2,506           2,526
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A1B (G)
         4.250%, 10/25/06                                 1,177           1,173
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (G)
         4.300%, 06/25/35                                 3,500           3,455
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE4, Cl M2 (F)
         7.330%, 10/15/06                                 1,100           1,107
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1 (F)
         6.080%, 10/15/06                                 1,733           1,743
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M2 (F)
         7.230%, 10/15/06                                 1,050           1,063
   Banc of America Commercial Mortgage,
      Ser 2002-PB2, Cl B
         6.309%, 06/11/35                                   659             692
   Banc of America Commercial Mortgage,
      Ser 2003-1, Cl A2
         4.648%, 10/01/06                                   723             700

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Commercial Mortgage,
      Ser 2004-1, Cl A4
         4.760%, 11/10/39                         $         794   $         768
   Banc of America Commercial Mortgage,
      Ser 2005-3, Cl A4
         4.668%, 07/10/43                                11,300          10,784
   Banc of America Funding, Ser 2003-1,
      Cl A1
         6.000%, 05/20/33                                     6               6
   Banc of America Funding, Ser 2005-B,
      Cl 2A1 (F)
         5.112%, 10/01/06                                 7,113           7,064
   Banc of America Mortgage Securities,
      Ser 2003-1, Cl 2A4
         5.000%, 02/25/18                                 6,475           6,326
   Bear Stearns Asset-Backed Securities,
      Ser 2000-2, Cl M2 (G)
         8.280%, 08/25/30                                 8,000           8,195
   Bear Stearns Asset-Backed Securities,
      Ser 2003-1, Cl A1 (F)
         5.830%, 10/25/06                                 4,926           4,940
   Bear Stearns Asset-Backed Securities,
      Ser 2005-AQ2N, Cl A1 (C)
         5.500%, 09/25/35                                   150             149
   Bear Stearns Asset-Backed Securities,
      Ser 2005-FR1, Cl A1 (C)
         5.000%, 06/25/35                                   115             115
   Bear Stearns Asset-Backed Securities,
      Ser 2006-HE1, Cl 2A1 (F)
         5.420%, 10/27/06                                 5,634           5,635
   Bear Stearns Commercial Mortgage
      Securities, Ser 2003-T10, Cl A2
         4.740%, 10/01/06                                   493             480
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA, Cl B (C)
         4.888%, 05/14/16                                   370             368
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA, Cl C (C)
         4.937%, 05/14/16                                 2,619           2,607
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PWR8, Cl AAB
         4.581%, 06/11/41                                 2,511           2,418
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-T22, Cl AM (F)
         5.634%, 04/12/38                                 1,597           1,621
   CS First Boston Mortgage Securities,
      Ser 2004-C5, Cl A4
         4.829%, 10/15/06                                 1,238           1,196
   Capital One Multi-Asset Execution Trust,
      Ser 2003-C4, Cl C4
         6.000%, 08/15/13                                 1,638           1,677


--------------------------------------------------------------------------------
130         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Capital One Multi-Asset Execution Trust,
      Ser 2006-A10, Cl A10
         5.150%, 06/16/14                         $       1,236   $       1,244
   Carrington Mortgage Loan Trust,
      Ser 2005-NC3, Cl A1B (F)
         5.490%, 10/27/06                                 1,358           1,359
   Centex Home Equity, Ser 2004-B,
      Cl AF3 (G)
         2.946%, 05/25/28                                   314             312
   Chase Commercial Mortgage Securities,
      Ser 2000-3, Cl A2
         7.319%, 10/15/32                                 2,575           2,747
   Chase Funding Mortgage Loan,
      Ser 2002-1, Cl 2A2 (F)
         5.580%, 10/25/06                                 3,152           3,153
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
         3.340%, 05/25/26                                 2,949           2,896
   Chase Manhattan Commercial Mortgage
      Trust, Ser 99-C2, Cl A2 (F)
         7.546%, 11/17/32                                 5,730           6,033
   Chase Mortgage Finance, Ser 2005-A1,
      Cl 2A3 (F)
         5.249%, 10/01/06                                12,400          12,265
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1 (C) (F) (K)
         5.466%, 11/10/06                                 6,755           6,755
   Citicorp Residential Mortgage Securities,
      Ser 2006-1, Cl A2 (G)
         5.682%, 07/25/36                                 1,236           1,240
   Citigroup Mortgage Loan Trust,
      Ser 2005-HE4, Cl A2C (F)
         5.600%, 10/27/06                                 4,800           4,808
   Commercial Mortgage Pass-Through
      Certificate, Ser 1999-1, Cl E (F)
         7.224%, 10/01/06                                 2,125           2,203
   Commercial Mortgage Pass-Through
      Certificate, Ser 2000-C1, Cl C
         7.706%, 08/15/33                                   391             423
   Commercial Mortgage Pass-Through
      Certificate, Ser 2005-C6, Cl A3 (F)
         5.144%, 10/10/06                                12,000          11,906
   Commodore, Ser 2003-2A, Cl A1MM
      (C) (F) (K)
         5.470%, 12/12/06                                 6,215           6,215
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
         8.130%, 08/15/31                                 2,102           2,184
   Conseco Finance Securitization,
      Ser 2000-4, Cl A6
         8.310%, 05/01/32                                 1,500           1,257


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Conseco Finance,
      Ser 2001-D, Cl A5 (G)
         6.190%, 11/15/32                         $       3,159   $       3,201
   Contimortgage Home Equity Loan Trust,
      Ser 1997-1, Cl A9
         7.050%, 03/15/28                                   121             122
   Contimortgage Home Equity Loan Trust,
      Ser 1997-2, Cl A9
         7.090%, 04/15/28                                   172             171
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                 1,451           1,447
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (F)
         5.663%, 10/01/06                                 1,941           1,947
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1 (F)
         5.640%, 10/25/06                                14,684          14,727
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (F)
         5.660%, 10/20/06                                16,932          16,988
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO (E)
         1.601%, 10/01/06                                31,757           1,198
   Countrywide Alternative Loan Trust,
      Ser 2005-J4, Cl 2A1B (F)
         5.450%, 10/27/06                                   277             277
   Countrywide Alternative Loan Trust,
      Ser 2006-0C8, Cl 2A1B (F)
         5.410%, 10/25/36                                 1,839           1,839
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO (H)
         6.460%, 05/20/46                                49,870           2,520
   Countrywide Asset-Backed Certificates,
      Ser 2003-2, Cl M2 (F)
         6.976%, 10/26/06                                   360             362
   Countrywide Asset-Backed Certificates,
      Ser 2003-C2, Cl 2A1 (F)
         5.630%, 10/25/06                                    38              38
   Countrywide Asset-Backed Certificates,
      Ser 2004-11, Cl A2 (F)
         5.710%, 10/25/06                                 2,020           2,022
   Countrywide Asset-Backed Certificates,
      Ser 2004-14, Cl A4 (F)
         5.610%, 10/25/06                                 2,553           2,561
   Countrywide Asset-Backed Certificates,
      Ser 2005-12, Cl 1A1 (F)
         5.480%, 10/27/06                                   637             638
   Countrywide Asset-Backed Certificates,
      Ser 2005-15, Cl 1AF1 (F)
         5.470%, 10/25/06                                13,921          13,924


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         131

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed Certificates,
      Ser 2005-BC4, Cl 2A1 (F)
         5.450%, 10/27/06                         $         354   $         354
   Countrywide Asset-Backed Certificates,
      Ser 2006-11, Cl 3AV1 (F)
         5.390%, 10/25/06                                 1,677           1,677
   Countrywide Asset-Backed Certificates,
      Ser 2006-13, Cl 3AV2 (F)
         5.480%, 10/28/06                                 1,549           1,549
   Countrywide Asset-Backed Certificates,
      Ser 2006-ABC1, Cl A1 (F)
         5.360%, 10/25/06                                 1,510           1,510
   Countrywide Asset-Backed Certificates,
      Ser 2006-IM1, Cl A1 (F)
         5.420%, 10/27/06                                 6,227           6,228
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                 2,572           2,568
   Countrywide Home Equity Loan Trust,
      Ser 2004-K, Cl A2 (F)
         5.630%, 10/15/06                                 3,135           3,142
   Countrywide Home Equity Loan Trust,
      Ser 2005-F, Cl 2A (F)
         5.570%, 10/15/06                                10,424          10,430
   Countrywide Home Equity Loan Trust,
      Ser 2005-H, Cl 2A (F)
         5.570%, 10/15/06                                 9,265           9,279
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 1A1 (F)
         5.289%, 10/01/06                                 3,043           3,052
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A1 (F)
         5.150%, 10/01/06                                 1,879           1,867
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A2 (F)
         5.150%, 10/01/06                                   408             406
   Countrywide Home Loans, Ser 2005-R3,
      Cl AF (C) (F)
         5.730%, 10/25/06                                 8,869           8,919
   Countrywide Home Loans,
      Ser 2006-HYB1, Cl 1A1 (F)
         5.401%, 10/20/06                                 7,292           7,268
   Credit Suisse First Boston Mortgage
      Securities, Ser 1998-C2, Cl A2
         6.300%, 11/15/30                                11,024          11,227
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CP4, Cl A4
         6.180%, 12/15/35                                 2,909           3,021
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29, Cl A (G)
         5.600%, 09/25/31                                 1,578           1,551


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKN2, Cl A3
         6.133%, 04/15/37                         $       3,603   $       3,750
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKP1, Cl A3
         6.439%, 12/15/35                                 1,304           1,377
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                16,786          16,767
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CP3, Cl A3
         5.603%, 07/15/35                                 1,610           1,639
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-AR24, Cl 2A4 (F)
         4.028%, 10/01/06                                12,000          11,837
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C4, Cl A4 (F)
         5.137%, 08/15/36                                 1,339           1,328
   Credit Suisse Mortgage Capital,
      Ser 2006-C4, Cl AM
         5.509%, 09/15/39                                 1,722           1,734
   Criimi Mae Commercial Mortgage,
      Ser 1998-C1, Cl A2 (C)
         7.000%, 06/02/33                                 8,293           8,350
   DLJ Commercial Mortgage,
      Ser 1999-CG1, Cl A1B
         6.460%, 03/10/32                                 5,030           5,158
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B (F)
         5.730%, 10/19/06                                 7,475           7,507
   DSLA Mortgage Loan Trust,
      Ser 2004-AR3, Cl B2 (F)
         6.430%, 10/20/06                                   975             985
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (C) (F) (K)
         5.577%, 10/10/06                                10,133          10,133
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1 (C) (F)
         5.800%, 10/25/06                                 2,524           2,536
   EQCC Trust, Ser 2002-1, Cl 2A (F)
         5.630%, 10/25/06                                   410             410
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3 (G)
         7.775%, 10/01/06                                   321             320
   FFCA Secured Lending,
      Ser 1999-1A, IO (C) (F) (H)
         1.468%, 10/01/06                                11,026             582
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2004-FF10, Cl A2 (F)
         5.730%, 10/26/06                                 1,759           1,763


--------------------------------------------------------------------------------
132         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2004-FF11, Cl 1A2 (F)
         5.680%, 10/25/06                         $       1,274   $       1,277
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2004-FFA, Cl A2A (F)
         5.440%, 10/25/06                                    32              32
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2004-FFH3, Cl 2A1 (F)
         5.460%, 10/26/06                                 4,041           4,041
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2005-FFH4, Cl N1 (C)
         5.682%, 12/25/35                                   147             147
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2005-FF10, Cl A4 (F)
         5.650%, 10/25/06                                 8,400           8,421
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2005-FF3, Cl A1 (F)
         5.410%, 10/27/06                                 1,334           1,334
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2005-FF9, Cl A3 (F)
         5.610%, 10/25/06                                 9,500           9,522
   First Horizon, Ser 2004-HE2, Cl A (F)
         5.550%, 10/25/06                                 3,288           3,290
   First Union National Bank,
      Ser 2001-C4, Cl B
         6.417%, 12/12/33                                   809             852
   Fleet Home Equity Trust,
      Ser 2001-1, Cl A (F)
         5.540%, 10/01/06                                   285             285
   Fund America Investors,
      Ser 1993-A, Cl A2 (F)
         6.168%, 10/01/06                                   416             414
   GE Capital Commercial Mortgage,
      Ser 2001-3, Cl A2
         6.070%, 06/10/38                                 3,509           3,645
   GE Capital Commercial Mortgage,
      Ser 2002-1A, Cl A3
         6.269%, 12/10/35                                 5,610           5,880
   GE Capital Commercial Mortgage,
      Ser 2002-2A, Cl A3
         5.349%, 08/11/36                                 2,470           2,485
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
         4.996%, 12/10/37                                13,880          13,746
   GE Capital Commercial Mortgage,
      Ser 2003-C2, Cl A4
         5.145%, 07/10/37                                 2,514           2,498

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (F)
         5.189%, 10/01/06                         $       3,595   $       3,568
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A (F)
         5.511%, 10/01/06                                12,650          12,747
   GE Capital Commercial Mortgage,
      Ser 2006-C1, Cl A3 (F)
         5.519%, 10/01/06                                 2,455           2,463
   GE Capital Mortgage Services,
      Ser 1997-HE3, Cl A6
         6.720%, 10/25/27                                   267             266
   GMAC Commercial Mortgage Securities,
      Ser 1998-C1, Cl A2
         6.700%, 05/15/30                                 8,635           8,769
   GMAC Commercial Mortgage Securities,
      Ser 1999-C2, Cl A2
         6.945%, 09/15/33                                   100             103
   GMAC Commercial Mortgage Securities,
      Ser 2002-C3, Cl A2
         4.930%, 07/10/39                                   559             551
   GMAC Commercial Mortgage Securities,
      Ser 2003-C2, Cl B
         5.473%, 10/01/06                                 1,355           1,372
   GMAC Commercial Mortgage Securities,
      Ser 2003-C3, Cl A4
         5.023%, 04/10/40                                 3,624           3,569
   GMAC Commercial Mortgage Securities,
      Ser 2004-C1, Cl A1
         3.118%, 03/10/38                                   634             617
   GMAC Commercial Mortgage Securities,
      Ser 2004-C2, Cl A1
         3.896%, 08/10/38                                   211             207
   GMAC Mortgage Loan Trust,
      Ser 2004-HE2, Cl A2 (F)
         2.880%, 10/25/06                                 1,312           1,299
   GMAC Mortgage Loan Trust,
      Ser 2004-HE4, Cl A1 (F)
         5.604%, 10/25/06                                 9,754           9,768
   GS Mortgage Securities,
      Ser 1998-1, Cl A (C)
         8.000%, 09/19/27                                   109             114
   GS Mortgage Securities,
      Ser 1998-GLII, Cl A2
         6.562%, 04/13/31                                 4,363           4,430
   GS Mortgage Securities,
      Ser 2005-GG4, Cl A4A
         4.751%, 07/10/39                                 6,500           6,247
   GS Mortgage Securities,
      Ser 2005-GG4, Cl AABA
         4.680%, 07/10/39                                   350             340
   GS Mortgage Securities,
      Ser 2006-C1, Cl B
         6.970%, 10/18/30                                 1,189           1,224
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         133

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GS Mortgage Securities,
      Ser 2006-GG6, Cl AM (F)
         5.622%, 04/10/38                         $       4,300   $       4,372
   GSAA Home Equity Trust,
      Ser 2006-2, Cl 2A1 (F)
         5.430%, 10/27/06                                13,225          13,229
   GSAMP Trust, Ser 2003-SEA, Cl A1 (F)
         5.730%, 10/25/06                                 5,009           5,039
   GSR Mortgage Loan Trust, Ser 2003-13,
      Cl 1A1 (F)
         4.503%, 10/01/06                                 8,179           7,850
   Green Tree Financial, Ser 1993-4, Cl A5
         7.050%, 01/15/19                                   593             603
   Green Tree Financial, Ser 1996-5, Cl A6
         7.750%, 07/15/27                                 1,648           1,720
   Green Tree Financial, Ser 1998-6, Cl A6
         6.270%, 06/01/30                                    93              93
   Greenwich Capital Commercial Funding,
      Ser 2005-GG3, Cl AAB (F)
         4.619%, 08/10/42                                 6,305           6,098
   HSI Asset Securitization Trust,
      Ser 2005-I1, Cl 2A3 (F)
         5.620%, 10/27/06                                 8,000           8,021
   HSI Asset Securitization Trust,
      Ser 2005-NC1, Cl 2A4 (F)
         5.650%, 10/25/06                                 1,831           1,832
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (E)
         0.911%, 10/01/06                                33,091             729
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (F) (H)
         1.431%, 10/01/06                                41,901           1,152
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (F) (H)
        10.480%, 10/01/06                                34,265             980
   Heller Financial Commercial Mortgage,
      Ser 1999-PH1, Cl C (F)
         7.054%, 10/15/06                                   250             260
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (F)
         7.230%, 10/25/06                                 1,275           1,284
   Home Equity Asset Trust,
      Ser 2005-5N, Cl A (C)
         5.500%, 12/27/35                                   635             626
   IMPAC CMB Trust,
      Ser 2003-12, Cl A1 (F)
         6.090%, 10/25/06                                 2,684           2,685
   IMPAC Secured Assets,
      Ser 2006-3, Cl A4 (F)
         5.420%, 10/27/06                                10,500          10,500
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (E) (H)
         0.930%, 10/01/06                                30,977             760

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A1 (F)
         4.918%, 10/01/06                         $         782   $         786
   Indymac Seconds Asset-Backed Trust,
      Ser 2006-6A, Cl A (F)
         5.460%, 10/25/06                                 5,385           5,385
   JPMorgan Chase Commercial Mortgage,
      Ser 2001-CIB2, Cl A3
         6.429%, 04/15/35                                 5,170           5,422
   JPMorgan Chase Commercial Mortgage,
      Ser 2003-CB7, Cl A4 (F)
         4.879%, 10/12/06                                 2,257           2,206
   JPMorgan Chase Commercial Mortgage,
      Ser 2003-ML1A, Cl A2
         4.767%, 03/12/39                                 2,297           2,234
   JPMorgan Chase Commercial Mortgage,
      Ser 2005-CB11, Cl A4
         5.335%, 10/11/06                                 1,857           1,854
   JPMorgan Chase Commercial Mortgage,
      Ser 2005-CB12, Cl A4
         4.895%, 09/12/37                                   680             659
   JPMorgan Chase Commercial Mortgage,
      Ser 2005-LDP4, Cl A4 (F)
         4.918%, 10/01/06                                 3,700           3,587
   JPMorgan Chase Commercial Mortgage,
      Ser 2006-CB16, Cl A4
         5.817%, 05/12/45                                 1,547           1,570
   JPMorgan Chase Commericial Mortgage,
      Ser 2006-LDP8, Cl ASB (F)
         5.500%, 05/15/45                                   923             928
   JPMorgan Mortgage Trust, Ser 2005-A3,
      Cl 11A2 (F)
         4.511%, 10/25/06                                12,385          11,673
   JPMorgan Mortgage Trust, Ser 2006-A2,
      Cl 2A2 (F)
         5.773%, 10/01/06                                12,600          12,676
   JPMorgan Mortgage Trust, Ser 2006-A3,
      Cl 3A4 (F)
         5.768%, 10/01/06                                13,560          13,665
   LB Commercial Conduit Mortgage Trust,
      Ser 1999-C2, Cl A1
         7.105%, 10/15/32                                   109             110
   LB Commercial Conduit Mortgage Trust,
      Ser 1999-C2, Cl B
         7.425%, 10/15/32                                   378             402
   LB-UBS Commercial Mortgage Trust,
      Ser 2000-C5, Cl A2
         5.594%, 06/15/31                                 5,000           5,091
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C7, Cl A4 (F)
         4.931%, 09/15/35                                   880             865
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C6, Cl AM (F)
         5.413%, 09/15/36                                   923             925
--------------------------------------------------------------------------------
134         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers Commercial Mortgage,
      Ser 1998-C2, Cl A2
         6.560%, 11/18/35                         $       2,971   $       3,012
   Lehman XS Trust, Ser 2005-5N,
      Cl 1A1 (F)
         5.630%, 10/01/06                                11,843          11,875
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (F)
         7.080%, 10/31/06                                 1,800           1,754
   Lehman XS Trust, Ser 2005-5N,
      Cl 3A3A (F)
         5.520%, 10/25/06                                 2,426           2,428
   Lehman XS Trust, Ser 2006-7,
      Cl 2A1 (F)
         5.400%, 10/25/06                                 6,319           6,315
   Long Beach Asset Holdings,
      Ser 2005-WL1, Cl N1 (C)
         5.193%, 06/25/45                                   621             618
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (F)
         5.660%, 10/27/06                                 2,145           2,151
   MLCC Mortgage Investors, Ser 2004-B,
      Cl A3 (F)
         6.537%, 10/01/06                                 2,474           2,512
   Master Asset-Backed Securities Trust,
      Ser 2002-OPT1, Cl M1 (F)
         6.480%, 10/27/06                                   564             565
   Master Asset-Backed Securities Trust,
      Ser 2004-OPT2, Cl A2 (F)
         5.680%, 10/26/06                                   143             143
   Master Asset-Backed Securities Trust,
      Ser 2005-AB1, Cl A1B (G)
         5.143%, 10/01/06                                   934             929
   Master Asset-Backed Securities Trust,
      Ser 2006-AB1, Cl A1 (F)
         5.470%, 10/27/06                                16,767          16,769
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1 (C)
         6.000%, 08/25/34                                 5,892           5,910
   Master Seasoned Securities Trust,
      Ser 2004-2, Cl A2
         6.500%, 08/25/32                                 6,110           6,192
   Merrill Lynch
         6.220%, 09/15/26                                   755             768
   Merrill Lynch Commericial Mortgage
      Trust, Ser 2006-3, Cl AM (F)
         5.456%, 07/12/46                                   923             929
   Merrill Lynch Mortgage Investors,
      Ser 2003-OPT1, Cl A3 (F)
         5.690%, 07/25/34                                 1,874           1,878
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A (F)
         5.347%, 10/01/06                                 8,371           8,291

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-HE2, Cl A2A (F)
         5.440%, 10/27/06                         $       1,682   $       1,682
   Merrill Lynch Mortgage Investors,
      Ser 2005-SD1, Cl A1 (F)
         5.510%, 10/25/06                                   480             480
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2D (G)
         5.895%, 10/25/06                                 5,200           5,250
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, Cl A4
         5.619%, 07/12/34                                 2,541           2,588
   Merrill Lynch Mortgage Trust,
      Ser 2004-KEY2, Cl A4 (F)
         4.864%, 08/12/39                                 1,859           1,800
   Merrill Lynch Mortgage Trust,
      Ser 2005-MCP1, Cl A4 (F)
         4.747%, 06/12/43                                 3,780           3,625
   Mid-State Trust, Ser 11, Cl A1
         4.864%, 07/15/38                                 5,811           5,588
   Morgan Stanley Capital,
      Ser 2003-IQ5 Cl A4
         5.010%, 10/01/06                                 2,161           2,130
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M1 (F)
         6.030%, 10/27/06                                 2,200           2,206
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M3 (F)
         7.430%, 10/25/06                                   401             404
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M2 (F)
         7.130%, 10/26/06                                 1,065           1,073
   Morgan Stanley Capital I,
      Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                 3,095           3,075
   Morgan Stanley Capital I,
      Ser 2004-HQ4, Cl A2
         3.920%, 04/14/40                                   890             875
   Morgan Stanley Capital I,
      Ser 2004-WMC2, Cl A2 (F)
         5.690%, 10/27/06                                   184             184
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl AAB
         5.037%, 01/14/42                                   777             769
   Morgan Stanley Capital I,
      Ser 2005-HQ6, Cl A4A
         4.989%, 08/13/42                                 5,600           5,463
   Morgan Stanley Capital I,
      Ser 2006-NC1, Cl A1 (F)
         5.410%, 10/27/06                                 1,356           1,356
   Morgan Stanley Dean Witter Capital,
      Ser 2000-LIFE, Cl A2
         7.570%, 11/15/36                                 3,359           3,561

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         135

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter Capital,
      Ser 2002-IQ3, Cl A4
         5.080%, 10/01/06                         $       3,005   $       2,979
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC4, Cl M2 (F)
         7.330%, 10/25/06                                   730             733
   Morgan Stanley Home Equity Loan Trust,
      Ser 2006-2, Cl A2 (F)
         5.440%, 10/25/06                                   942             942
   Mortgage Capital Funding,
      Ser 1998-MC2, Cl A2
         6.423%, 06/18/30                                 4,954           5,011
   New Century Home Equity Loan Trust,
      Ser 2003-B, Cl M1 (F)
         5.980%, 10/27/06                                 2,200           2,213
   New Century Home Equity Loan Trust,
      Ser 2004-A, Cl AII3 (F)
         4.450%, 10/01/06                                 4,424           4,391
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2
         4.461%, 10/25/06                                10,254          10,156
   New Century Home Equity Loan Trust,
      Ser 2005-B, Cl A2A (F)
         5.450%, 10/25/06                                 5,528           5,529
   Newcastle CDO, Ser 2005-6A,
      Cl IM1 (F) (K)
         5.350%, 10/24/06                                 2,702           2,702
   Nomura Home Equity Loan,
      Ser 2006-WF1, Cl A1 (F)
         5.450%, 10/25/06                                 1,374           1,375
   Northstar Education Finance,
      Ser 2005-1, Cl A5
         4.740%, 10/30/45                                 1,375           1,361
   Novastar Home Equity Loan,
      Ser 1998-2, Cl A2 (F)
         5.559%, 10/25/06                                   434             434
   Novastar Home Equity Loan,
      Ser 2005-2, Cl A2B (F)
         5.480%, 10/27/06                                 1,391           1,391
   Oncor Electric Delivery Transition Bond,
      Ser 2003-1, Cl A2
         4.030%, 02/15/12                                 5,000           4,906
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (F)
         5.930%, 10/25/06                                   883             883
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (F)
         5.980%, 10/23/06                                 1,425           1,431
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl 2A1 (F)
         5.400%, 10/27/06                                 1,140           1,140


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (C) (F)
         7.830%, 10/27/06                         $         130   $         113
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (C) (F)
         7.830%, 10/27/06                                   280             266
   Option One Mortgage Securities,
      Ser 2005-3A, Cl N1 (C)
         5.438%, 08/26/35                                   749             743
   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM (C) (F)
         5.510%, 11/18/06                                12,014          12,014
   Ownit Mortgage Loan Asset-Backed
      Securities Trust,
      Ser 2006-1, Cl AF1 (G)
         5.424%, 12/25/36                                11,101          11,043
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-5A, Cl N1 (C)
         5.500%, 10/25/36                                   155             154
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6 (C) (F) (K)
         5.360%, 10/25/06                                 6,004           6,004
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (F)
         5.730%, 10/27/06                                 1,335           1,338
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1 (F)
         6.060%, 10/25/06                                   700             705
   Residential Asset Mortgage Products,
      Ser 2003-RS2, Cl AII (F)
         5.670%, 10/25/06                                   181             182
   Residential Asset Mortgage Products,
      Ser 2003-RS3, Cl AII (F)
         5.690%, 10/25/06                                   271             271
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                                 3,959           4,002
   Residential Asset Securities,
      Ser 2002-KS7, Cl A2 (F)
         5.700%, 10/25/06                                 3,310           3,310
   Residential Asset Securities,
      Ser 2006-EMX2, Cl A1 (F)
         5.404%, 10/27/06                                 7,064           7,065
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1 (F)
         5.242%, 10/01/06                                 5,152           5,147
   Residential Funding Mortgage Securities,
      Ser 2000-HI1, Cl AI7 (F)
         8.290%, 02/25/25                                 4,414           4,441
   Residential Funding Mortgage Securities,
      Ser 2005-HS1, Cl AI1 (F)
         5.450%, 10/25/06                                 9,308           9,286


--------------------------------------------------------------------------------
136         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (C) (F)
         5.430%, 10/25/06                         $       6,172   $       6,171
   SB Finance NIM Trust,
      Ser 2005-HE3, Cl 2N1 (C)
         5.000%, 06/25/35                                 1,602           1,589
   SB Finance NIM Trust,
      Ser 2005-HE3, Cl N1 (C)
         4.750%, 09/25/35                                 2,015           1,998
   SLM Student Loan Trust,
      Ser 2004-1, Cl A2 (F)
         5.625%, 10/25/06                                 1,359           1,365
   SLM Student Loan Trust,
      Ser 2006-2, Cl B (F)
         5.616%, 12/19/06                                 5,250           5,248
   SLM Student Loan Trust,
      Ser 2006-C, Cl C
         5.877%, 12/28/06                                 4,000           3,963
   Saco I Trust, Ser 2005-9, Cl A1 (F)
         5.580%, 10/27/06                                 1,692           1,692
   Saco I Trust, Ser 2005-WM3, Cl A1 (F)
         5.590%, 10/27/06                                 4,140           4,141
   Saco I Trust, Ser 2006-6, Cl A (F)
         5.460%, 10/25/06                                 7,090           7,090
   Sail NIM Notes, Ser 2005-11A, Cl A (C)
         7.500%, 01/27/36                                   403             397
   Salomon Brothers Mortgage Securities
      VII, Ser 2001-C2, Cl A3
         6.499%, 10/13/11                                 7,300           7,687
   Sasco NIM Trust, Ser 2005-WF3A,
      Cl A (C)
         4.750%, 07/27/35                                   210             209
   Saturn Ventures II (F) (K)
         5.390%, 10/10/06                                10,880          10,880
   Securitized Asset-Backed Receivables
      LLC, Ser 2005-FR4, Cl A3 (F)
         5.530%, 10/25/06                                 3,913           3,916
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE5N, Cl A1 (C)
         5.800%, 08/25/35                                   695             688
   Sharps SP I LLC NIM Trust,
      Ser 2005-WF1N, Cl NA (C)
         6.150%, 05/25/35                                   567             561
   Soundview Home Equity Loan Trust,
      Ser 2005-OPT4, Cl M8 (F)
         7.830%, 10/25/06                                   500             453
   Start, Ser 2003-1, Cl X
         4.130%, 10/21/06                                 6,440           6,408
   Start, Ser 2003-2, Cl X
         4.600%, 10/21/06                                 7,911           7,911
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-19XS, Cl 1A1 (F)
         5.650%, 10/26/06                                 4,507           4,526

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Asset Investment Loan Trust,
      Ser 2005-11, Cl A4 (F)
         5.420%, 10/25/06                         $       1,108   $       1,109
   Structured Asset Investment Loan Trust,
      Ser 2005-8, Cl A2 (F)
         5.460%, 10/25/06                                 2,066           2,066
   Structured Asset Investment Loan,
      Ser 2003-BC4, Cl M2 (F)
         7.330%, 10/25/06                                   300             301
   Structured Asset Securities,
      Ser 2004-19XS, Cl A2 (G)
         4.370%, 10/01/06                                 2,000           1,980
   Structured Asset Securities,
      Ser 2005-S1, Cl B3 (C) (F)
         7.830%, 10/27/06                                   500             487
   TIAA Real Estate CDO,
      Ser 2003 1A, Cl A1MM (C) (F) (K)
         5.354%, 10/30/06                                10,047          10,047
   TMS SBA Loan Trust, Ser 1999-1,
      Cl A (F)
         6.050%, 10/15/06                                   460             457
   Terwin Mortgage Trust, Ser 2005-9HGS,
      Cl A1 (C) (F)
         4.000%, 10/01/06                                 5,298           5,232
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1 (C) (F)
         4.500%, 03/25/37                                13,465          13,329
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl AX (C) (F)
        20.000%, 03/25/37                                 4,170             670
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1 (C) (F)
         4.500%, 05/25/37                                13,108          12,983
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl AX (C) (F)
        20.000%, 05/25/37                                 2,912             339
   Terwin Mortgage Trust, Ser 2006-6,
      Cl A1
         4.500%, 07/25/37                                 9,101           9,007
   Terwin Mortgage Trust, Ser 2006-HF1,
      Cl A1A (C) (F)
         4.500%, 02/25/37                                 6,892           6,848
   Thornburg Mortgage Securities Trust,
      Ser 2005-3, Cl 2A1 (F)
         5.570%, 10/25/06                                14,656          14,653
   Thornburg Mortgage Securities Trust,
      Ser 2006-1, Cl A3 (F)
         5.500%, 10/01/06                                24,249          24,207
   Thornburg Mortgage Securities Trust,
      Ser 2006-3, Cl A2 (F)
         5.435%, 10/25/06                                16,189          16,158
   Thornburg Mortgage Securities Trust,
      Ser 2006-3, Cl A3 (F)
         5.440%, 10/25/06                                16,241          16,201
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         137

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Vendee Mortgage Trust, Ser 1994-1,
      Cl 2ZB
         6.500%, 10/01/06                         $       3,278   $       3,399
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C1A, Cl A4
         6.287%, 04/15/34                                 1,543           1,619
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C2, Cl A4
         4.980%, 11/15/34                                 1,187           1,171
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C20, Cl APB
         5.090%, 10/01/06                                 3,096           3,059
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C6, Cl A3
         4.957%, 08/15/35                                   737             730
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C6, Cl A4
         5.125%, 08/15/35                                 1,247           1,236
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C8, Cl A3
         4.445%, 11/15/35                                   839             818
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C9, Cl A4
         5.012%, 12/15/35                                   566             557
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C10, Cl A4
         4.748%, 02/15/41                                 2,200           2,124
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C14, Cl A4 (F)
         5.088%, 10/01/06                                 2,205           2,169
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C15, Cl A4
         4.803%, 10/15/41                                 1,606           1,548
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C23, Cl AM (F)
         5.470%, 10/01/06                                 3,715           3,732
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C26, Cl APB
         5.997%, 06/15/45                                 2,205           2,293
   Wachovia Mortgage Loan Trust,
      Ser 2006-AMN1, Cl A1 (F)
         5.380%, 10/25/06                                 1,333           1,333
   Washington Mutual Master Note Trust,
      Ser 2006-M1A, Cl M1
         5.420%, 10/22/06                                 2,368           2,368
   Washington Mutual Mortgage,
      Ser 2003-MS1, Cl 1A
         5.000%, 02/25/18                                 2,644           2,578
   Washington Mutual Mortgage,
      Ser 2003-MS2, Cl 3A1
         5.000%, 03/25/18                                 7,646           7,464
   Washington Mutual, Ser 2005-AR13,
      Cl A1A1 (F)
         5.620%, 10/25/06                                 9,963          10,027

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual, Ser 2005-AR15,
      Cl A1A2 (F)
         5.610%, 10/25/06                         $      14,418   $      14,475
   Washington Mutual, Ser 2005-AR16,
      Cl 1A4A (F)
         5.121%, 10/25/06                                12,955          12,844
   Washington Mutual, Ser 2005-AR19,
      Cl A1A2 (F)
         5.620%, 10/25/06                                15,615          15,674
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl A12 (F)
         3.450%, 06/25/19                                 8,668           8,608
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8B (C) (F)
         5.000%, 10/01/06                                   590             553
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2004-I, Cl B1 (F)
         3.365%, 10/01/06                                   836             839
   Wells Fargo Mortgage Backed Securities,
      Ser 2005-17, Cl 1A1
         5.500%, 10/01/06                                11,412          11,119
   Wells Fargo, Ser 2004-H, Cl A-1 (F)
         4.527%, 10/01/06                                 8,865           8,640
   Whitehawk CDO Funding,
      Ser 2004-1A (F) (K)
         5.340%, 10/16/06                                11,660          11,660
   Zuni Mortgage Loan Trust,
      Ser 2006-0A1, Cl A1 (F)
         5.615%, 10/25/06                                15,131          15,111
                                                                  --------------
                                                                      1,242,346
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 0.2%
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (C) (F)
         5.810%, 10/15/06                                 4,300           3,386
   Encore Credit Receivables Trust,
     Ser 2005-3, Cl 2A1 (F)
         5.450%, 10/26/06                                   214             214
   MSDWCC Heloc Trust, Ser 2005-1,
     Cl A (F)
         5.520%, 10/25/06                                 1,127           1,128
   PG&E Energy Recovery Funding,
     Ser 2005-2, Cl A2
         5.030%, 03/25/14                                 1,767           1,768
   Peco Energy Transition Trust,
     Ser 2001-A, Cl A1
         6.520%, 12/31/10                                 1,035           1,084
                                                                  --------------
                                                                          7,580
                                                                  --------------
Total Asset-Backed Securities
   (Cost $1,308,396) ($ Thousands)                                    1,300,053
                                                                  --------------


--------------------------------------------------------------------------------
138         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TREASURY OBLIGATIONS -- 15.3%
   Canada Treasury Bill (E)
         5.244%, 12/15/06                         $       2,080   $       2,055
   U.S. Treasury Bill (A) (B) (D)
         4.937%, 10/19/06                                   626             625
   U.S. Treasury Bonds
        10.375%, 11/15/12 (J)                             7,950           8,419
         8.875%, 02/15/19 (J)                             4,397           6,071
         8.125%, 08/15/19 (J)                               879           1,159
         7.500%, 11/15/16 (J)                             6,546           8,019
         6.250%, 08/15/23 to 05/15/30 (J)                30,444          35,670
         5.375%, 02/15/31 (J)                             9,580          10,347
         5.250%, 02/15/29 (J)                             2,670           2,823
         4.500%, 02/15/36 (J)                            81,413          78,010
         3.875%, 04/15/29 (D)                             4,493           5,806
         3.625%, 04/15/28 (D) (J)                        12,669          15,700
         2.375%, 04/15/11 to 01/15/25 (D) (J)            56,777          57,232
         2.000%, 01/15/26 (D)                               656             629
   U.S. Treasury Notes
         5.125%, 05/15/16 (J)                            27,116          28,129
         5.125%, 06/30/08                                   195             196
         4.875%, 08/15/16                                 9,946          10,134
         4.875%, 05/15/09 to 02/15/12 (J)               127,813         129,252
         4.625%, 08/31/11 (J)                             1,975           1,977
         4.500%, 11/15/10 to 11/15/15 (J)                34,895          34,714
         4.375%, 12/15/10 (J)                            11,550          11,454
         4.250%, 10/15/10 to 08/15/15 (J)                40,536          39,587
         4.000%, 04/15/10 (J)                            14,750          14,466
         3.875%, 09/15/10                                 2,420           2,358
         3.875%, 05/15/10 to 02/15/13 (J)                 7,700           7,483
         3.750%, 05/15/08 (J)                             1,070           1,053
         3.500%, 11/15/09 to 02/15/10 (J)                29,336          28,388
         3.375%, 10/15/09 (J)                            13,640          13,165
         3.375%, 01/15/12 (D)                               355             374
         3.125%, 09/15/08                                   600             583
         3.125%, 10/15/08 (J)                             3,890           3,773
         2.000%, 07/15/14 (D) (J)                        14,940          14,642
         1.875%, 07/15/15 (D) (J)                        25,651          24,837
   U.S. Treasury STRIPS (E) (J)
         4.977%, 11/15/21                                43,310          20,800
         4.316%, 08/15/09                                47,237          41,435
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $648,387) ($ Thousands)                                        661,365
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.4%
   FHLB
         4.050%, 01/21/09                                 2,000           1,958
         3.625%, 11/14/08                                    40              39
         3.310%, 01/23/09                                 2,000           1,928
   FHLB CMO, Ser 2015, Cl A
         5.460%, 11/27/15                                13,804          13,805

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC
         6.875%, 09/15/10 (J)                     $       5,560   $       5,950
         6.625%, 09/15/09                                   829             867
         5.625%, 03/15/11 to 11/23/35 (J)                10,190          10,234
         5.250%, 01/16/07                                   375             369
         5.120%, 10/24/06 (E)                             1,015           1,012
         5.101%, 10/23/06 (E)                                75              75
         4.625%, 05/28/13                                 3,750           3,626
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
         9.953%, 08/01/35                                 2,344             571
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
        11.564%, 09/15/35                                 3,844             887
   FHLMC CMO STRIPS, Ser 233, Cl 6, IO
         4.500%, 08/15/35                                   558             133
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                   246             259
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                                13,212          13,566
   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                                 2,152           2,226
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                                 4,520           4,631
   FHLMC CMO, Ser 2277, Cl B
         7.500%, 01/15/31                                 1,030           1,058
   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                                 5,510           5,544
   FHLMC CMO, Ser 2399, Cl XG
         6.500%, 01/15/32                                 9,043           9,300
   FHLMC CMO, Ser 2544, Cl IW, IO
         5.500%, 03/15/26                                 3,921             182
   FHLMC CMO, Ser 2579, Cl PI, IO
         5.500%, 03/15/27                                 1,363              46
   FHLMC CMO, Ser 2631, Cl MT
         3.500%, 01/15/22                                   218             215
   FHLMC CMO, Ser 2645, Cl MK
         3.500%, 07/15/22                                 1,779           1,746
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                                 5,995           5,611
   FHLMC CMO, Ser 2736, Cl DB
         3.300%, 11/15/26                                 3,842           3,707
   FHLMC CMO, Ser 2809, Cl HX, IO
         3.028%, 10/15/24                                 3,765             198
   FHLMC CMO, Ser 2890, Cl AP
         3.750%, 12/15/11                                 2,872           2,799
   FHLMC CMO, Ser 2904, Cl CM
         5.000%, 01/15/18                                 2,779           2,755
   FHLMC CMO, Ser 2945, Cl SA (F)
         2.700%, 03/15/20                                 7,256           6,532
   FHLMC CMO, Ser 2975, Cl EA
         5.000%, 05/15/18                                 1,244           1,233
   FHLMC CMO, Ser 3014, Cl NA
         4.500%, 11/15/25                                 4,714           4,644


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         139

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3017, Cl TA
         4.500%, 08/15/35                         $       2,111   $       2,041
   FHLMC CMO, Ser 3020, Cl MA
         5.500%, 04/15/27                                 2,714           2,721
   FHLMC CMO, Ser 3026, Cl GJ
         4.500%, 02/15/29                                 1,701           1,671
   FHLMC CMO, Ser 3026, Cl PC
         4.500%, 01/15/34                                 1,375           1,273
   FHLMC CMO, Ser 3035, Cl DM
         5.500%, 11/15/25                                 3,137           3,141
   FHLMC CMO, Ser 3057, Cl MD
         4.500%, 08/15/34                                 1,579           1,467
   FHLMC CMO, Ser 3086, Cl PA
         5.500%, 05/15/26                                 3,848           3,858
   FHLMC CMO, Ser 3135, Cl JA
         6.000%, 09/15/27                                 3,633           3,673
   FHLMC CMO, Ser 3151, Cl LA
         6.000%, 11/15/27                                 3,821           3,862
   FHLMC CMO, Ser 3176, Cl HA
         6.000%, 02/15/28                                 6,108           6,185
   FHLMC CMO, Ser 3178, Cl MA
         6.000%, 10/15/26                                10,928          11,058
   FHLMC CMO, Ser 3184, Cl LA
         6.000%, 03/15/28                                 6,202           6,279
   FHLMC CMO, Ser 3184, Cl PA
         5.500%, 02/15/27                                10,926          10,964
   FHLMC CMO, Ser 3192, Cl GA
         6.000%, 03/15/27                                 3,050           3,085
   FHLMC, Ser 1663, Cl ZB
         6.750%, 01/15/24                                 1,008           1,038
   FHLMC, Ser 2708, Cl DG
         5.500%, 07/15/32                                 3,368           3,307
   FHLMC, Ser 2973, Cl PX
         5.500%, 01/15/35                                 2,561           2,556
   FHLMC, Ser 3132, Cl MA
         5.500%, 12/15/23                                    74              74
   FHLMC, Ser 3149, Cl PB
         6.000%, 08/15/29                                 5,884           5,960
   FHLMC, Ser 3159, Cl PA
         6.000%, 05/15/27                                 4,220           4,269
   FHLMC, Ser 3171, Cl MD
         6.000%, 04/15/29                                 1,773           1,797
   FHLMC, Ser 3172, Cl PA
         6.000%, 04/15/27                                 4,403           4,456
   FHLMC, Ser 3174, Cl CA
         5.500%, 02/15/26                                 2,172           2,182
   FHLMC, Ser 3174, Cl DB
         6.000%, 09/15/29                                   922             934
   FHLMC, Ser 3174, Cl PX
         5.000%, 06/15/17                                 1,432           1,409
   FHLMC, Ser 3179, Cl PD
         5.750%, 12/15/18                                 4,237           4,266


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC, Ser 3185, Cl PD
         4.500%, 01/15/35                         $       1,027   $         944
   FHLMC, Ser 3200, Cl EB
         5.000%, 05/15/26                                 2,555           2,537
   FHLMC, Ser 3215, Cl QA
         6.000%, 06/15/27                                 2,827           2,864
   FHLMC, Ser 3216, Cl NA
         6.000%, 05/15/28                                 4,462           4,517
   FHLMC, Ser 3218, Cl BA
         6.000%, 04/15/27                                 3,081           3,116
   FNMA
         7.250%, 01/15/10 (J)                             5,800           6,208
         7.125%, 06/15/10 (J)                             6,400           6,876
         6.250%, 02/01/11 (J)                             8,000           8,364
         5.145%, 03/30/07 (E)                               900             877
         1.265%, 06/25/07 (E)                             3,890           3,747
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
        11.852%, 11/01/35                                 1,512             359
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         9.966%, 08/01/35                                39,709           9,679
   FNMA CMO STRIPS, Ser 365, Cl 2, IO
         5.000%, 02/01/36                                 1,405             340
   FNMA CMO STRIPS, Ser 365, Cl 4, IO
         3.719%, 04/01/36                                 1,512             364
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                                 7,661           7,634
   FNMA CMO, Ser 2001-T2, Cl B
         6.022%, 11/25/10                                 4,500           4,660
   FNMA CMO, Ser 2002-94, Cl BJ, IO
         5.500%, 04/25/16                                   977              64
   FNMA CMO, Ser 2002-T11, Cl A
         4.768%, 04/25/12                                   233             231
   FNMA CMO, Ser 2003-113, Cl PN
         3.500%, 02/25/13                                 1,708           1,673
   FNMA CMO, Ser 2003-76, Cl DE
         4.000%, 09/25/31                                 6,515           6,158
   FNMA CMO, Ser 2003-84, Cl GD
         4.500%, 03/25/17                                 1,788           1,729
   FNMA CMO, Ser 2003-T1, Cl A
         3.807%, 11/25/12                                   715             690
   FNMA CMO, Ser 2005-38, Cl CD
         5.000%, 06/25/19                                 1,734           1,714
   FNMA CMO, Ser 2005-57, Cl EG (F)
         5.630%, 03/25/35                                 4,255           4,253
   FNMA CMO, Ser 2005-63, Cl HA
         5.000%, 04/25/23                                 2,057           2,032
   FNMA CMO, Ser 2005-77, Cl BX
         4.500%, 07/25/28                                   816             804
   FNMA CMO, Ser 2005-92, Cl NM
         3.500%, 04/25/13                                 2,061           2,022


--------------------------------------------------------------------------------
140         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2006-10, Cl FD (F)
         5.680%, 03/25/36                         $       7,436   $       7,406
   FNMA CMO, Ser 2006-18, Cl PA
         5.500%, 01/25/26                                 2,122           2,125
   FNMA CMO, Ser 2006-29, Cl PA
         5.500%, 08/25/26                                 4,728           4,735
   FNMA CMO, Ser 2006-31, Cl FA (F)
         5.530%, 02/25/33                                 3,194           3,195
   FNMA CMO, Ser 2006-31, Cl PA
         5.500%, 11/25/26                                 2,089           2,095
   FNMA CMO, Ser 2006-41, Cl MA
         5.500%, 04/25/24                                   893             894
   FNMA CMO, Ser 2006-55, Cl PA
         6.000%, 05/25/26                                 2,437           2,459
   FNMA CMO, Ser 2006-99, Cl PA
         5.500%, 09/29/36                                 6,241           6,241
   FNMA CMO, Ser 34, Cl QJ
         4.500%, 01/25/16                                 3,766           3,703
   FNMA CMO, Ser HB
         5.950%, 10/23/36                                 2,305           2,323
   FNMA CMO, Ser HB, Cl 6
         6.000%, 10/23/36                                 4,671           4,726
   FNMA CMO, Ser HB, Cl 6.20
         6.200%, 10/23/36                                 4,511           4,550
   FNMA, Ser 2005-3, Cl HC
         4.500%, 01/25/35                                 1,659           1,603
   FNMA, Ser 2006-34, Cl PA
         6.000%, 05/25/27                                 3,992           4,024
   FNMA, Ser 2006-53, Cl PA
         5.500%, 12/25/26                                   619             621
   FNMA, Ser 2006-80, Cl PB
         6.000%, 10/25/27                                 4,199           4,245
   FNMA, Ser G93-39, Cl ZQ
         6.500%, 12/25/23                                 1,079           1,110
   FNMA, Ser G93-41, Cl Z
         7.000%, 12/25/23                                 1,412           1,474
   GNMA CMO, Ser 2001-18, Cl WH (F)
         7.793%, 04/20/31                                   476             513
   GNMA CMO, Ser 2002-51, Cl SG (F)
         9.403%, 04/20/31                                   423             469
   GNMA CMO, Ser 2003-58, Cl LG, IO
         5.500%, 05/17/29                                 4,036             432
   GNMA CMO, Ser 2003-86, Cl LC, IO
         5.500%, 10/20/27                                 4,631             171
   GNMA CMO, Ser 2004-80, Cl IP, IO
        29.822%, 07/20/34                                 8,767             788
   GNMA CMO, Ser 2006-3, Cl A
         4.212%, 01/16/28                                   602             588
   GNMA CMO, Ser 32, Cl A
         5.079%, 01/16/30                                 1,442           1,437



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA CMO, Ser 8, Cl A
         3.942%, 08/16/25                         $         923   $         899
   GNMA, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                 8,675           7,744
   Small Business Administration,
     Ser 2003-P10A, Cl 1
         4.524%, 02/10/13                                 5,007           4,847
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $362,726) ($ Thousands)                                        361,105
                                                                  --------------
COMMERCIAL PAPER (A) -- 4.8%
   Broadhollow Funding (K)
         5.502%, 10/02/06                                27,022          27,014
   Citius I Funding (K)
         5.313%, 10/17/06                                 6,755           6,739
   Elysian Funding LLC (K)
         5.427%, 11/27/06                                12,126          12,021
         5.401%, 11/20/06                                10,842          10,760
         5.390%, 11/06/06                                13,511          13,436
   General Electric Capital
         5.285%, 10/12/06                                10,675          10,658
   Georgetown Funding (K)
         5.349%, 10/24/06                                 3,478           3,466
   Mica Funding LLC (K)
         5.299%, 10/12/06                                13,511          13,487
   Morgan Stanley
         5.260%, 10/10/06                                30,000          29,960
   Ocala Funding (K)
         5.321%, 10/20/06                                 6,755           6,736
         5.318%, 10/10/06                                15,406          15,383
   Park Avenue Receivables Funding
         5.277%, 10/04/06                                 8,955           8,951
   Rabusa
         5.350%, 10/02/06                                13,252          13,250
   Rhineland Funding Capital (K)
         5.470%, 10/12/06                                 6,755           6,743
         5.378%, 12/12/06                                 4,447           4,399
   Socnam
         5.100%, 10/06/06                                10,000           9,993
   Ubsfin
         5.340%, 10/02/06                                13,252          13,250
                                                                  --------------
Total Commercial Paper
   (Cost $206,246) ($ Thousands)                                        206,246
                                                                  --------------



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         141

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                      ($ Thousands)/Shares/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 0.3%
   Canadian Government
         4.000%, 12/01/31                      $          3,864   $       5,112
   Deutsche Bundesrepublik
         3.750%, 01/04/15                                 6,320           8,048
                                                                  --------------
Total Foreign Bonds
   (Cost $12,757) ($ Thousands)                                          13,160
                                                                  --------------
CASH EQUIVALENT -- 2.5%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A,
         5.330%**++                                 106,105,495         106,105
                                                                  --------------
Total Cash Equivalent
   (Cost $106,105) ($ Thousands)                                        106,105
                                                                  --------------
MASTER NOTE (A) (K) -- 0.8%
   Bank of America
         5.445%, 10/02/06                                33,777          33,777
                                                                  --------------
Total Master Note
   (Cost $33,777) ($ Thousands)                                          33,777
                                                                  --------------
CERTIFICATES OF DEPOSIT (K) -- 0.6%
   Barclays Bank (F)
         5.440%, 06/11/07                                 6,756           6,756
   CC USA MTN (C)
         5.520%, 06/18/07                                13,511          13,511
   U.S. Trust of New York (F)
         5.370%, 10/13/06                                 5,404           5,404
                                                                  --------------
Total Certificates of Deposit
   (Cost $25,671) ($ Thousands)                                          25,671
                                                                  --------------
PURCHASED OPTIONS -- 0.0%
   December 2006 120 Day Euro Futures
     Call, Expires 12/16/06,
     Strike Price $95*                                      340             242
   November 2006 U.S. Ten Year Treasury
     Put, Expires 11/21/06,
     Strike Price $106*                                      82               8
   October 2006 90 Day Euro Futures
     Put, Expires 10/14/06,
     Strike Price $94.375*                                  136               1
                                                                  --------------
Total Purchased Options
   (Cost $317) ($ Thousands)                                                251
                                                                  --------------



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (N) -- 8.2%
   Barclays
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06,
      repurchase price $18,777,160
      (collateralized by a U.S. Government
      Obligation, par value $17,925,983,
      6.000%, 05/15/11; with total market
      value $19,144,292) (K)                      $      18,769   $      18,769
   Deutsche Bank
      5.330%, dated 09/29/06, to be
      repurchased on 10/02/06, repurchase
      price $27,033,788 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $233,738-
      $7,908,331, 3.750%-5.300%,
      02/21/08-04/25/14; with total
      market value $27,562,307) (K)                      27,022          27,022
   Lehman Brothers
      5.250%, dated 09/29/06, to be
      repurchased on 10/02/06, repurchase
      price $49,421,612 (collateralized
      by Agency Obligation, par value
      $158,740,000, 0.000%, 04/15/30;
      with total market value $50,387,251)               49,400          49,400
   Lehman Brothers
      5.330%, dated 09/29/06, to be
      repurchased on 10/02/06, repurchase
      price $33,792,236 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $2,331,980-
      $4,155,951, 2.500%-5.705%,
      01/30/07-05/18/16; with total
      market value $34,453,160) (K)                      33,777          33,777
   Merrill Lynch
      5.270%, dated 09/29/06, to be
      repurchased on 10/02/06, repurchase
      price $225,098,812 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $10,000,000-
      50,000,000, 4.375%-5.125%,
      04/18/08-10/15/15; with total
      market value $229,499,669)                        225,000         225,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $353,968) ($ Thousands)                                        353,968
                                                                  --------------
Total Investments -- 140.3%
   (Cost $6,018,644) ($ Thousands)                                $   6,044,140
                                                                  ==============



--------------------------------------------------------------------------------
142         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------
WRITTEN OPTIONS  -- 0.0%
   December 2006 120 Day Euro Futures
      Call, Expires 12/15/06,
      Strike Price $95*                                    (340)  $        (200)
   December 2006 90 Day Euro Futures
      Call, Expires 11/21/06,
      Strike Price $106*                                   (126)           (270)
   December 2006 U.S. Ten Year
      Treasury Note Call, Expires 11/21/06,
      Strike Price $105*                                   (169)           (520)
   December 2006 U.S. Ten Year
      Treasury Note Call, Expires 11/21/06,
      Strike Price $107*                                   (169)           (222)
   March 2007 U.S. Ten Year
      Treasury Note Call, Expires 03/23/07,
      Strike Price $110*                                   (571)           (267)
   October 2006 Euro 1-Year Futures
      Put, Expires 10/14/06,
      Strike Price $94.50*                                 (136)             --
                                                                  --------------
Total Written Options
   (Premiums Received $(865)) ($ Thousands)                              (1,479)
                                                                  --------------

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                                 NUMBER OF   EXPIRATION   (DEPRECIATION)
CONTRACT                                CONTRACTS         DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                                1,051     Mar-2007           $  335
90-Day Euro$                                 (342)    Mar-2008             (486)
90-Day Euro$                                   50     Mar-2009               50
90-Day Euro$                                   45     Mar-2010               43
90-Day Euro$                                   (5)    Mar-2011               (3)
90-Day Euro$                                  211     Jun-2007               (9)
90-Day Euro$                                   50     Jun-2008               54
90-Day Euro$                                   50     Jun-2009               49
90-Day Euro$                                   25     Jun-2010               22
90-Day Euro$                                   (5)    Jun-2011               (3)
90-Day Euro$                                  690     Sep-2007              296
90-Day Euro$                                   50     Sep-2008               52
90-Day Euro$                                   50     Sep-2009               48
90-Day Euro$                                    3     Sep-2010               --
90-Day Euro$                                1,814     Dec-2006               74
90-Day Euro$                               (1,326)    Dec-2007             (380)
90-Day Euro$                                   50     Dec-2008               52
90-Day Euro$                                   50     Dec-2009               48
90-Day Euro$                                   11     Dec-2010               --
Euro-Bund                                     (94)    Dec-2006              (94)
10-Year Swap                                   (2)    Dec-2006               (3)
U.S. 2-Year Note                              483     Dec-2006              233
U.S. 5-Year Note                            1,498     Dec-2006            1,170
U.S. 10-Year Note                            (632)    Dec-2006             (368)
U.S. Long Treasury Bond                       (48)    Dec-2006              (94)
                                                                         ------
                                                                         $1,086
                                                                         ======

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                  CURRENCY            CURRENCY     APPRECIATION
MATURITY                        TO DELIVER          TO RECEIVE   (DEPRECIATION)
    DATE                       (THOUSANDS)         (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
11/7/06                  AUD        11,084   USD         8,351            $  90
11/7/06                  CAD        19,090   JPY     1,981,542             (253)
11/7/06                  CAD         5,776   USD         5,081             (103)
11/7/06                  EUR         6,375   USD         8,102                9
11/7/06                  USD         8,401   AUD        11,084             (140)
11/7/06                  USD        17,168   CAD        19,090              (33)
                                                                          -----
                                                                          $(430)
                                                                          =====

Swaps -- At September 30, 2006, the following Credit Default Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

---------------------------------------------------------------------------------------------
                                                                    NOTIONAL      UNREALIZED
                                                  EXPIRATION          AMOUNT    DEPRECIATION
DESCRIPTION                                             DATE   ($ THOUSANDS)   ($ THOUSANDS)
---------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 0.950%
   (1.900% per annum) times notional amount
   of GSAMP Trust, Ser 2005-HE1, Cl B2,
   5.014%, 11/25/34. Upon a defined credit
   event Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Citibank)                         11/25/34           $ 633           $  (9)

Fund receives semi-annual payment of 0.950%
   (1.900% per annum) times notional amount
   of ACE Securities Corp., Ser 2004-RM2, Cl
   B1, 5.014%, 01/25/35. Upon a defined
   credit event Fund pays notional amount
   and takes receipt of a defined deliverable
   obligation.
   (Counterparty: Citibank)                         01/25/35             633              (9)

Fund receives semi-annual payment of 1.675%
   (3.350% per annum) times notional amount
   of Aegis Asset Backed Securities Trust, Ser
   2004-5, Cl B3, 6.814%, 12/25/34. Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation.
   (Counterparty: Citibank)                         12/25/34             633             (14)

Fund receives semi-annual payment of 1.025%
   (2.050% per annum) times notional amount
   of Ameriquest Mortgage Securities Inc., Ser
   2004-R6, Cl M3, 5.464%, 07/25/34. Upon
   a defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation.
   (Counterparty: Citibank)                         07/25/34             633              (8)

Fund receives semi-annual payment of 0.975%
   (1.950% per annum) times notional amount
   of CDC Mortgage Capital Trust, Ser 2004-
   HE3, Cl B2, 5.264%, 11/25/34. Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation.
   (Counterparty: Citibank)                         11/25/34             633              (6)

Fund receives semi-annual payment of 0.950%
   (1.900% per annum) times notional amount
   of Countrywide Asset-Backed Certificates,
   Ser 2004-12, Cl MV8, 5.114%, 11/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation.
   (Counterparty: Citibank)                         05/25/34             633              (8)

Fund receives semi-annual payment of 1.025%
   (2.050% per annum) times notional amount
   of Countrywide Asset-Backed Certificates,
   Ser 2004-6, Cl M8, 5.514%, 05/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation.
   (Counterparty: Citibank)                         05/25/34             633              (9)



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         143

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Concluded)

September 30, 2006

---------------------------------------------------------------------------------------------
                                                                    NOTIONAL      UNREALIZED
                                                  EXPIRATION          AMOUNT    DEPRECIATION
DESCRIPTION                                             DATE   ($ THOUSANDS)   ($ THOUSANDS)
---------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 1.000%
   (2.000% per annum) times notional amount
   of Countrywide Asset-Backed Certificates,
   Ser 2004-ECC2, Cl M8, 5.464%, 06/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation.
   (Counterparty: Citibank)                         06/25/34          $1,056           $ (12)

Fund receives semi-annual payment of 1.500%
   (3.000% per annum) times notional amount
   of Countrywide Asset-Backed Certificates,
   Ser 2004-ECC1, Cl B, 4.814%, 01/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation.
   (Counterparty: Citibank)                         02/25/34           1,056             (11)

Fund receives semi-annual payment of 1.525%
   (3.050% per annum) times notional amount
   of Home Equity Asset Trust, Ser 2004-8,
   Cl B3, 6.414%, 03/25/35. Upon a defined
   credit event Fund pays notional amount
   and takes receipt of a defined deliverable
   obligation.
   (Counterparty: Citibank)                         03/25/35             633             (10)

Fund receives semi-annual payment of 1.015%
   (2.030% per annum) times notional amount
   of Long Beach Mortgage Loan Trust, Ser
   2004-2, Cl M5, 5.564%, 06/25/34. Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation.
   (Counterparty: Citibank)                         06/25/34             633              (8)

Fund receives semi-annual payment of 1.050%
   (2.100% per annum) times notional amount
   of Masters Asset Backed Securities Trust,
   Ser 2004-WMC2, Cl M5, 5.714%, 06/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation.
   (Counterparty: Citibank)                         06/25/34             633              (5)

Fund receives semi-annual payment of 1.025%
   (2.050% per annum) times notional amount
   of Morgan Stanley ABS Equity I, Ser 2004-
   HE6, Cl B2, 5.264%, 08/25/34. Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation.
   (Counterparty: Citibank)                         08/25/34             633              (9)

Fund receives semi-annual payment of 1.035%
   (2.070% per annum) times notional amount
   of Morgan Stanley ABS Equity I, Ser 2004-
   NC5, Cl B2, 5.564%, 05/25/34. Upon a
   defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation.
   (Counterparty: Citibank)                         05/25/34             633              (8)

Fund receives semi-annual payment of 1.450%
   (2.900% per annum) times notional amount
   of New Century Home Equity Loan Trust,
   Ser 2004-4, Cl M9, 6.014%, 02/25/35. Upon
   a defined credit event Fund pays notional
   amount and takes receipt of a defined
   deliverable obligation.
   (Counterparty: Citibank)                         02/25/35           1,056             (15)

Fund receives semi-annual payment of 0.950%
   (1.900% per annum) times notional amount
   of Residential Asset Securities Corporation,
   Ser 2004-KS10, Cl M5, 5.164%, 11/25/34.
   Upon a defined credit event Fund pays
   notional amount and takes receipt of a
   defined deliverable obligation.
   (Counterparty: Citibank)                         11/25/34             633              (8)
                                                                                       -----
                                                                                       $(149)
                                                                                       =====

Swaps -- At September 30, 2006, the following Total Return Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

----------------------------------------------------------------------------------------------
                                                                                   UNREALIZED
                                                                    NOTIONAL     APPRECIATION
                                                  EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                             DATE   ($ THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset
   spread from Lehman Brothers - CMBS AAA
   8.5+ Index less 15 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Wachovia)                 10/31/06         $15,000              $12

The Fund receives payment on the monthly reset
   spread from Lehman Brothers - CMBS AAA
   8.5+ Index less 15 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Wachovia)                 12/01/06          25,000               17

The Fund receives payment on the monthly reset
   spread from Lehman Brothers - CMBS AAA
   8.5+ Index less 15 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Wachovia)                 12/01/06           5,000                3

The Fund receives payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index plus 15 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: JP Morgan Chase)          10/31/06           5,000                4

The Fund receives payment on the monthly reset
   spread from Banc of America - CMBS AAA
   10Yr Index plus 15 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Bank of America)          02/02/07          20,000               16

The Fund receives payment on the monthly reset
   spread from Banc of America - CMBS AAA
   10Yr Index plus 15 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Bank of America)          03/31/07          10,000                7

The Fund receives payment on the monthly reset
   spread from Banc of America - CMBS A
   Index plus 25 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: Bank of America)          01/31/07          21,000              (14)
                                                                                         ----
                                                                                          $45
                                                                                         ====



--------------------------------------------------------------------------------
144         SEI Institutional Managed Trust / Annual Report / September 30, 2006

Percentages are based on Net Assets of $4,307,344 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A)   The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)   Treasury Inflation Index Notes.

(E) Zero-coupon Bond -- The rate shown is the effective yield at the date of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on September 30, 2006. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of September 30, 2006 was $9,513 ($ Thousands) and represented 0.22% of Net Assets.

(I)   Security in default on interest payments.

(J) This security or a partial position of this security is on loan at September 30, 2006 (see Note 7). The total value of securities on loan at September 30, 2006 was $700,716 ($ Thousands).

(K) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of September 30, 2006 was $729,763 ($ Thousands).

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(N)   Tri-Party Repurchase Agreement.

ARM -- Adjustable Rate Mortgage

AUD -- Australian Dollar

CAD -- Canadian Dollar

CDO -- Collateralized Debt Obligation

Cl -- Class

CMBS -- Commercial Mortgage-Backed Security

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

EXL -- Extendable Maturity

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only Security - face amount represents notional amount.

JPY -- Japanese Yen

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

PLC -- Public Limited Company

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         145

SCHEDULE OF INVESTMENTS


High Yield Bond Fund

September 30, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS# (UNAUDITED):

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

20.2%  Consumer Discretionary
14.4%  Financials
10.4%  Industrials
 9.7%  Materials
 8.2%  Telecommunication Services
 6.9%  Energy
 5.4%  Collateralized Loan Obligations
 4.4%  Health Care
 4.3%  Short-Term Investments
 4.0%  Loan Participants
 3.0%  Utilities
 2.4%  Consumer Staples
 2.3%  Information Technology
 1.6%  Asset-Backed Securities
 1.5%  Collateralized Debt Obligations
 0.7%  Preferred Stocks
 0.3%  Certificates of Deposits
 0.1%  Common Stock
 0.1%  U.S. Treasury Obligations
 0.1%  Convertible Bond
 0.0%  U.S. Government Agency Obligation
 0.0%  Warrants

#Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 84.6%

CONSUMER DISCRETIONARY -- 21.7%
   155 E Tropicana LLC
         8.750%, 04/01/12                         $         926   $         778
   AEP Industries
         7.875%, 03/15/13                                   715             715
   AMC Entertainment
         8.000%, 03/01/14                                   755             710
   AMF Bowling Worldwide
        10.000%, 03/01/10                                   830             861
   Acco Brands
         7.625%, 08/15/15                                 2,085           2,017
   Adelphia Communications (C)
        10.250%, 11/01/06                                   550             337
         7.875%, 05/01/09 (G)                             1,300             790
   Adelphia Communications, Ser B (C)
         8.375%, 02/01/08                                   775             479
         7.750%, 01/15/09                                   450             278
   Adesa
         7.625%, 06/15/12                                   525             517
   Alderwoods Group
         7.750%, 09/15/12                                   275             296
   American Greetings
         7.375%, 06/01/16                                   550             558
   Amscan Holdings
         8.750%, 05/01/14                                   935             846
   Arvinmeritor
         8.750%, 03/01/12                                   780             747



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Asbury Automotive
         9.000%, 06/15/12                         $       3,884   $       3,976
   Ashtead Capital (A)
         9.000%, 08/15/16                                   990           1,030
   Autonation (A) (D)
         7.676%, 10/15/06                                   930             942
   Avis (A)
         7.905%, 11/15/06 (D)                             1,420           1,392
         7.750%, 05/15/16                                 1,475           1,427
         7.625%, 05/15/14                                   250             243
   Aztar
         7.875%, 06/15/14                                 2,588           2,789
   Barrington Broadcasting (A)
        10.500%, 08/15/14                                   350             341
   Boyd Gaming
         7.750%, 12/15/12                                   675             693
         7.125%, 02/01/16                                 2,050           1,983
   Broder Brothers, Ser B
        11.250%, 10/15/10                                 1,260           1,228
   Brookstone
        12.000%, 10/15/12                                   730             664
   Brown Shoe
         8.750%, 05/01/12                                 1,125           1,176
   Burlington (A) (G)
        11.125%, 04/15/14                                   900             868
   CBD Media Holdings
         9.250%, 07/15/12 (G)                               500             492
         8.625%, 06/01/11                                   250             246
   CCH I Holdings LLC
        19.130%, 01/15/14(B)                                900             691
        11.000%, 10/01/15 (G)                             2,283           2,078
        10.000%, 05/15/14 (G)                               328             224
   CCH II LLC
        10.250%, 09/15/10                                 4,369           4,456
   CCH II LLC, Ser B (G)
        10.250%, 09/15/10                                   550             558
   CCM Merger (A) (G)
         8.000%, 08/01/13                                 2,225           2,136
   CCO Holdings LLC
         9.515%, 12/15/06 (D)                             1,684           1,722
         8.750%, 11/15/13                                 1,675           1,685
   CSC Holdings
         7.875%, 12/15/07                                   200             203
         7.250%, 07/15/08                                   250             252
   CSC Holdings, Ser B
         8.125%, 08/15/09                                   275             285
   Cablevision Systems, Ser B
         9.620%, 10/03/06 (D)                             1,510           1,606
         8.000%, 04/15/12 (G)                             1,830           1,853




--------------------------------------------------------------------------------
146         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Caesars Entertainment
         8.875%, 09/15/08                         $         190   $         199
         8.125%, 05/15/11                                   300             316
         7.875%, 03/15/10                                   650             676
   Canwest Media
         8.000%, 09/15/12                                   475             469
   Charter Communications Holdings (A)
         8.375%, 04/30/14                                   898             913
   Cinemark (B)
         9.580%, 03/15/14                                   700             558
   Collins & Aikman Floorcovering, Ser B
         9.750%, 02/15/10                                   375             373
   Cooper Standard Auto
         8.375%, 12/15/14                                   600             441
   Cornell
        10.750%, 07/01/12                                   500             530
   Corrections Corp of America
         7.500%, 05/01/11                                   206             211
         6.750%, 01/31/14                                   525             525
         6.250%, 03/15/13                                 3,102           3,040
   Couche-Tard US
         7.500%, 12/15/13                                   125             127
   Del Laboratories
        10.489%, 10/28/06 (D)                               480             497
         8.000%, 02/01/12                                 1,065             935
   Delphi (C)
         6.500%, 05/01/09                                   625             556
   Denny's (G)
        10.000%, 10/01/12                                   650             673
   Dex Media
         8.640%, 11/15/13 (B)                             2,200           1,853
         8.000%, 11/15/13                                   375             372
   Dex Media East
         9.875%, 11/15/09                                   629             663
   Dex Media West, Ser B
         9.875%, 08/15/13                                 1,900           2,052
   Directv Holdings
         6.375%, 06/15/15                                 3,140           2,952
   Dura Operating, Ser B
         8.625%, 04/15/12                                   450             178
   Echostar DBS
         7.125%, 02/01/16 (A)                             3,365           3,251
         7.000%, 10/01/13 (A)                               225             220
         6.625%, 10/01/14                                   100              95
         6.375%, 10/01/11                                   410             399
   El Dorado Casino Shreveport PIK (G)
        10.000%, 08/01/12                                 1,065           1,006
   Elizabeth Arden
         7.750%, 01/15/14                                 1,025           1,004



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Eye Care Centers of America
        10.750%, 02/15/15                         $         350   $         376
   Federal-Mogul (C)
         8.370%, 11/15/01                                   325             189
         7.750%, 07/01/06                                    50              29
         7.375%, 01/15/06                                   200             115
   Festival Fun Park LLC
        10.875%, 04/15/14                                 2,456           2,395
   Ford Motor
         9.500%, 09/15/11 (G)                               275             267
         9.215%, 09/15/21                                   350             308
         8.900%, 01/15/32                                   500             449
         8.875%, 01/15/22                                    50              43
         7.450%, 07/16/31 (G)                             1,416           1,094
   French Lick Resorts (A)
        10.750%, 04/15/14                                 3,808           3,456
   Gamestop
         9.383%, 10/01/06 (D)                             1,566           1,629
         8.000%, 10/01/12 (G)                             1,103           1,136
   General Motors
         8.375%, 07/15/33 (G)                             1,511           1,307
         8.250%, 07/15/23                                   648             561
         7.700%, 04/15/16                                   562             490
   Goodyear Tire & Rubber (G)
         7.857%, 08/15/11                                 1,450           1,410
   Gregg Appliances
         9.000%, 02/01/13                                 3,162           2,885
   Group 1 Automotive
         8.250%, 08/15/13                                   525             537
   Harry & David Operations
         9.000%, 03/01/13                                 3,255           3,035
   Herbst Gaming
         8.125%, 06/01/12                                 1,986           2,028
         7.000%, 11/15/14                                   125             121
   Hertz (A)
        10.500%, 01/01/16 (G)                             1,976           2,174
         8.875%, 01/01/14                                 3,554           3,723
   Houghton Mifflin
         9.875%, 02/01/13                                   795             841
   Hydrochem Industrial (A)
         9.250%, 02/15/13                                   625             619
   Inn of the Mountain Gods (G)
        12.000%, 11/15/10                                   575             602
   Intrawest
         7.500%, 10/15/13                                 2,992           3,212
   Isle of Capri Casinos
         9.000%, 03/15/12                                   422             440
         7.000%, 03/01/14                                   675             641




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         147

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Jacobs Entertainment (A)
         9.750%, 06/15/14                         $         200   $         198
   Jacuzzi Brands
         9.625%, 07/01/10                                 1,350           1,431
   Jo-Ann Stores (G)
         7.500%, 03/01/12                                   325             283
   Kabel Deutschland (A)
        10.625%, 07/01/14                                 2,697           2,893
   LBI Media (B)
         9.860%, 10/15/13                                   675             570
   Lamar Media
         7.250%, 01/01/13                                   350             352
         6.625%, 08/15/15                                   625             599
   Las Vegas Sands
         6.375%, 02/15/15                                   450             422
   Lazydays RV Center
        11.750%, 05/15/12                                 2,375           2,280
   Leslie's Poolmart
         7.750%, 02/01/13                                   150             148
   Levi Strauss
        12.250%, 12/15/12                                 2,165           2,414
        10.258%, 10/01/06 (D)                             1,100           1,133
         8.875%, 04/01/16                                   418             416
   Lin Television
         6.500%, 05/15/13                                   250             233
   Lin Televison, Ser B
         6.500%, 05/15/13                                 1,250           1,166
   Lodgenet Entertainment
         9.500%, 06/15/13                                   690             738
   MGM Mirage
         8.375%, 02/01/11                                 2,250           2,346
         6.875%, 04/01/16                                   700             675
         6.750%, 09/01/12                                   620             611
         6.750%, 04/01/13                                 1,915           1,881
         5.875%, 02/27/14                                 1,875           1,737
   Majestic Holdings (A) (B)
        13.180%, 10/15/11                                   275             201
   Majestic Star Casino LLC
         9.500%, 10/15/10                                 1,250           1,278
   Majestic Star II
         9.750%, 01/15/11                                 1,550           1,509
   Mandalay Resort Group
         9.375%, 02/15/10                                   575             615
         7.625%, 07/15/13                                   320             316
   Mediacom Broadband LLC (A)
         8.500%, 10/15/15                                   325             323
   Mediacom LLC (G)
         9.500%, 01/15/13                                 3,276           3,350




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Metaldyne (G)
        11.000%, 06/15/12                         $         624   $         562
        10.000%, 11/01/13                                   927             936
   Mohegan Tribal Gaming
         7.125%, 08/15/14                                   100             100
         6.875%, 02/15/15                                 1,150           1,121
         6.125%, 02/15/13                                   375             367
   NPC International (A)
         9.500%, 05/01/14                                   200             197
   Neiman Marcus Group
        10.375%, 10/15/15 (G)                             1,579           1,705
         9.000%, 10/15/15                                   475             505
   Nexstar Holdings LLC (B)
        10.460%, 04/01/13                                 1,450           1,211
   O'Charley's
         9.000%, 11/01/13                                   375             390
   Pantry
         7.750%, 02/15/14                                   675             677
   Penhall International (A)
        12.000%, 08/01/14                                 1,390           1,456
   Penn National Gaming
         6.750%, 03/01/15                                   970             945
   Perry Ellis International, Ser B
         8.875%, 09/15/13                                 2,306           2,271
   Petro Stopping Centers
         9.000%, 02/15/12                                   250             253
   Phillips Van-Heusen
         8.125%, 05/01/13                                   375             391
         7.250%, 02/15/11                                    75              76
   Pinnacle Entertainment
         8.250%, 03/15/12                                 2,872           2,908
   Pokagon Gaming Authority (A)
        10.375%, 06/15/14                                   600             640
   Polypore International (B) (G)
        12.930%, 10/01/12                                   475             342
   Primedia
         8.875%, 05/15/11                                   425             415
         8.000%, 05/15/13                                   700             635
   Quebecor Media
         7.750%, 03/15/16                                 1,075           1,076
   Quicksilver
         6.875%, 04/15/15                                   275             261
   RH Donnelley
        10.875%, 12/15/12                                   800             880
         6.875%, 01/15/13                                   375             340
   RH Donnelley, Ser A-1
         6.875%, 01/15/13                                 2,000           1,825
   RH Donnelley, Ser A-2
         6.875%, 01/15/13                                 2,565           2,341
   RH Donnelley, Ser A-3
         8.875%, 01/15/16                                 1,850           1,855


--------------------------------------------------------------------------------
148         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   RJ Tower (C) (G)
        12.000%, 06/01/13                         $         875   $         166
   Riddell Bell Holdings
         8.375%, 10/01/12                                 1,485           1,455
   SGS International
        12.000%, 12/15/13                                 1,475           1,490
   Sealy Mattress
         8.250%, 06/15/14                                 1,926           1,965
   Seneca Gaming,
         7.250%, 05/01/12                                   175             175
   Service
         8.000%, 06/15/17 (A)                             1,375           1,317
         7.700%, 04/15/09                                 1,415           1,478
         7.625%, 10/01/18 (A)                             1,233           1,241
         7.375%, 10/01/14 (A)                             1,997           2,009
         6.750%, 04/01/16                                   800             767
         6.500%, 03/15/08                                 1,467           1,467
   Simmons (B)
        10.700%, 12/15/14                                 2,065           1,471
   Sinclair Broadcast Group (A) (B)
         4.880%, 07/15/18                                   450             400
   Sonic Automotive, Ser B (G)
         8.625%, 08/15/13                                 1,628           1,640
   Spectrum Brands
         7.375%, 02/01/15                                 1,518           1,214
   Stanadyne Holdings (B)
        13.170%, 02/15/15                                 1,575           1,039
   Stanadyne, Ser 1 (G)
        10.000%, 08/15/14                                   650             656
   Starwood Hotel & Resorts
         7.375%, 11/15/15                                   305             309
         7.375%, 05/01/07                                   725             730
   Station Casinos
         7.750%, 08/15/16                                   350             363
         6.875%, 03/01/16                                 3,700           3,469
         6.625%, 03/15/18                                 2,800           2,527
         6.500%, 02/01/14                                   125             117
   Steinway Musical Instruments (A)
         7.000%, 03/01/14                                 2,940           2,881
   Stewart Enterprises
         6.250%, 02/15/13                                 1,565           1,448
   Sun Media
         7.625%, 02/15/13                                 1,105           1,116
   Superior Essex Com & Essex Group
         9.000%, 04/15/12                                   654             664
   Tenneco Automotive (G)
         8.625%, 11/15/14                                 4,786           4,726
   Town Sports International (B)
         9.380%, 02/01/14                                 1,817           1,492




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Travelport (A)
        11.875%, 09/01/16 (G)                     $       3,160   $       3,034
        10.023%, 12/01/06 (D)                             1,771           1,700
         9.875%, 09/01/14                                 1,884           1,818
   Turning Stone Casino Entertainment (A)
         9.125%, 12/15/10                                 1,300           1,316
   Turning Stone Repsort Casinos (A)
         9.125%, 09/15/14                                   350             353
   United Components
         9.375%, 06/15/13                                   825             817
   United Rentals North America
         7.750%, 11/15/13                                 1,492           1,470
         7.000%, 02/15/14                                 1,125           1,057
         6.500%, 02/15/12                                 2,090           2,017
   Universal City Florida (D)
        10.239%, 11/01/06                                 5,647           5,802
   Vail Resorts
         6.750%, 02/15/14                                 1,215           1,188
   Vertis
         9.750%, 04/01/09                                   825             832
   Vicorp Restaurants
        10.500%, 04/15/11                                   450             426
   Videotron
         6.875%, 01/15/14                                 2,930           2,886
         6.375%, 12/15/15                                    25              24
   Visteon
         7.000%, 03/10/14                                   325             291
   Wynn Las Vegas LLC
         6.625%, 12/01/14                                 2,316           2,247
                                                                  --------------
                                                                        232,233
                                                                  --------------
CONSUMER STAPLES -- 2.9%
   B&G Foods Holding
         8.000%, 10/01/11                                   525             538
   Carrols
         9.000%, 01/15/13                                 1,195           1,219
   Constellation Brands
         7.250%, 09/01/16                                 2,140           2,164
   Dean Foods
         7.000%, 06/01/16                                 1,460           1,460
         6.900%, 10/15/17                                   525             512
   Del Monte
         6.750%, 02/15/15                                   456             440
   Dole Foods (G)
         8.875%, 03/15/11                                 1,475           1,412
   Fleming (C)
        10.125%, 04/01/08                                 1,125             169
         9.250%, 06/15/10                                   200              30
   General Nutrition Center
         8.500%, 12/01/10                                   600             582


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         149

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Jean Coutu Group
         7.625%, 08/01/12                         $         400   $         420
   Le-Natures (A)
        10.000%, 06/15/13                                 3,210           3,306
   NBTY
         7.125%, 10/01/15                                 3,126           3,024
   Natural Beef Pack
        10.500%, 08/01/11                                 1,652           1,722
   Playtex Products
         9.375%, 06/01/11                                 1,825           1,907
   Rite Aid
         9.250%, 06/01/13                                   375             368
         7.700%, 02/15/27 (G)                               150             119
         7.125%, 01/15/07 (G)                               650             651
         6.875%, 08/15/13 (G)                               100              84
         6.875%, 12/15/28 (G)                               375             270
   Stater Brothers Holdings
         8.890%, 12/15/06 (D) (G)                         2,526           2,551
         8.125%, 06/15/12                                 1,543           1,551
   UNIFI (A)
        11.500%, 05/15/14                                   175             166
   Visant Holding (A) (G)
         9.250%, 12/01/13 (B)                             3,896           3,214
         8.750%, 12/01/13                                 2,225           2,239
   Winn-Dixie Pass-Thru Trust (A) (C) (G)
         8.181%, 09/01/24                                   570             478
         7.803%, 09/01/17                                   358             300
                                                                  --------------
                                                                         30,896
                                                                  --------------
ENERGY -- 7.6%
   Allis-Chalmers Energy (A)
         9.000%, 01/15/14                                 4,192           4,202
   Atlas Pipeline Partners
         8.125%, 12/15/15                                 1,320           1,343
   Baytex Energy
         9.625%, 07/15/10                                   550             573
   Brigham Exploration (A)
         9.625%, 05/01/14                                   175             171
   Capano Energy LLC
         8.125%, 03/01/16                                 1,428           1,446
   Chaparral Energy
         8.500%, 12/01/15                                 2,649           2,629
   Chesapeake Energy
         7.750%, 01/15/15                                 2,459           2,508
         7.500%, 09/15/13                                   600             609
         7.500%, 06/15/14                                   356             360
         7.000%, 08/15/14                                   324             320
         6.875%, 01/15/16                                 1,062           1,038
         6.500%, 08/15/17                                 4,485           4,205
         6.375%, 06/15/15                                    50              48



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Clayton William Energy
         7.750%, 08/01/13                         $       2,044   $       1,840
   Colorado Interstate Gas
         5.950%, 03/15/15                                   275             263
   Compton Pet Finance
         7.625%, 12/01/13                                   500             482
   Comstock Resources
         6.875%, 03/01/12                                    75              72
   Denbury Resources
         7.500%, 04/01/13                                 1,445           1,445
         7.500%, 12/15/15 (G)                             1,225           1,225
   El Paso
         9.625%, 05/15/12                                    91             101
         7.750%, 07/15/11 (A)                               725             745
         7.625%, 08/16/07                                   320             324
         7.625%, 09/01/08 (G)                               309             316
         7.420%, 02/15/37                                   775             744
         7.000%, 05/15/11 (G)                               625             629
         6.750%, 05/15/09                                   325             327
   El Paso MTN
         8.050%, 10/15/30                                   475             494
         7.800%, 08/01/31                                   150             154
         7.375%, 12/15/12                                   425             432
   El Paso Natural Gas
         8.375%, 06/15/32                                   325             372
   El Paso Production Holdings
         7.750%, 06/01/13                                 3,885           3,972
   Encore Acquisition
         7.250%, 12/01/17                                   375             361
         6.000%, 07/15/15                                   275             252
   Energy Partners
         8.750%, 08/01/10                                   844             867
   Forest Oil
         8.000%, 12/15/11                                   785             812
   Giant Industries
         8.000%, 05/15/14                                   575             622
   Grant Prideco, Ser B
         6.125%, 08/15/15                                   300             286
   Hanover Compressor
         9.000%, 06/01/14                                 1,305           1,383
         7.500%, 04/15/13                                   625             625
   Hanover Equipment Trust, Ser 2001 B
         8.750%, 09/01/11                                 3,260           3,390
   Hilcorp Energy (A)
        10.500%, 09/01/10                                 3,685           3,966
         9.000%, 06/01/16                                 1,350           1,394
   Holly Energy Partners
         6.250%, 03/01/15                                   625             579
   Mariner Energy (A) (G)
         7.500%, 04/15/13                                   850             812



--------------------------------------------------------------------------------
150         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Markwest Energy (A)
         8.500%, 07/15/16                         $       1,050   $       1,058
   Markwest Energy, Ser B
         6.875%, 11/01/14                                 1,500           1,410
   Massey Energy
         6.875%, 12/15/13                                   587             531
         6.625%, 11/15/10 (G)                             3,922           3,824
   Newfield Exploration
         6.625%, 04/15/16                                   835             812
   Pacific Energy Partners
         7.125%, 06/15/14                                   225             230
         6.250%, 09/15/15                                   100              99
   Parker Drilling
        10.150%, 12/01/06 (D)                             2,778           2,837
         9.625%, 10/01/13                                   236             257
   Petrohawk Energy (A)
         9.125%, 07/15/13                                   895             899
   Pogo Producing
         7.875%, 05/01/13 (A) (G)                           750             764
         6.875%, 10/01/17                                   175             167
   Pogo Producing, Ser B
         8.250%, 04/15/11                                   773             794
   Pride International
         7.375%, 07/15/14                                   859             885
   Quicksilver Resources
         7.125%, 04/01/16                                 1,450           1,374
   Range Resources
         7.500%, 05/15/16                                   525             528
         6.375%, 03/15/15                                   350             332
   SESI (A)
         6.875%, 06/01/14                                 1,000             990
   Sonat
         7.625%, 07/15/11                                 3,335           3,418
         7.000%, 02/01/18                                   400             388
   Stone Energy
         8.250%, 12/15/11                                 1,025           1,038
   Teco Energy (D)
         7.489%, 11/01/06                                   414             424
   Tesoro (A)
         6.625%, 11/01/15                                   500             481
   United Refining (G)
        10.500%, 08/15/12                                 4,337           4,554
   Veneco
         8.750%, 12/15/11                                   700             674
   Whiting Petroleum
         7.000%, 02/01/14                                   765             746
   Williams
         8.750%, 03/15/32                                   100             110
         8.125%, 03/15/12                                   660             705
         7.750%, 06/15/31                                   125             125
         7.625%, 07/15/19                                   525             546
         6.375%, 10/01/10 (A)                               775             771


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Williams, Ser A
         7.500%, 01/15/31                         $         425   $         420
   Williams Partners (A)
         7.500%, 06/15/11                                   400             401
                                                                  --------------
                                                                         81,330
                                                                  --------------
FINANCIALS -- 12.3%
   AAC Group Holding (B)
         9.620%, 10/01/12                                   560             465
   AAC Group Holding PIK (A) (G)
        12.750%, 10/01/12                                   250             263
   Ace Cash Express (A)
        10.250%, 10/01/14                                   575             582
   Alamosa Delaware
         8.500%, 01/31/12                                 2,195           2,338
   Allstate Life Global Funding II
      MTN (A) (D) (H)
         5.370%, 10/16/06                                   737             737
   American General Finance (A) (D) (H)
         5.360%, 10/16/06                                 2,323           2,323
   Arch Western Finance
         6.750%, 07/01/13                                 3,417           3,280
   Bear Stearns EXL (D) (H)
         5.370%, 10/16/06                                 2,852           2,852
   Beazer Homes USA
         6.875%, 07/15/15                                 2,520           2,281
   CB Richard Ellis Service
         9.750%, 05/15/10                                   321             343
   Cardtronics (A)
         9.250%, 08/15/13                                   150             154
   Choctaw Resort Development Entity (A)
         7.250%, 11/15/19                                 1,100           1,094
   Countrywide Financial MTN (D) (H)
         5.448%, 12/27/06                                   961             961
   Countrywide Financial MTN,
      Ser A (D) (H)
         5.548%, 11/03/06                                 1,682           1,682
   Credit Suisse First Boston London
      (A) (D) (K)
         0.000%, 12/24/06                                 3,849           3,478
         0.000%, 12/24/06                                 2,611           2,359
   Crystal US Holdings, Ser B (B)
         8.630%, 10/01/14                                   625             507
   Dekabank (A) (D) (H)
         5.490%, 10/19/06                                 2,964           2,964
   Dow Jones CDX HY, Ser 6-T1 (A)
         8.625%, 06/29/11                                 4,000           4,050
   FTI Consulting
         7.750%, 10/01/16 (A)                             1,017           1,027
         7.625%, 06/15/13                                   350             354



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         151

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ford Motor Credit
         9.957%, 10/17/06 (D)                     $       2,835   $       2,967
         9.750%, 09/15/10 (A)                             2,312           2,387
         7.375%, 10/28/09                                 2,610           2,536
         7.375%, 02/01/11                                   675             648
         7.250%, 10/25/11                                   700             660
         7.077%, 10/18/06 (D)                             1,300           1,226
         7.000%, 10/01/13 (G)                             6,413           5,950
         6.625%, 06/16/08                                 1,000             985
   General Motors Acceptance
         8.000%, 11/01/31 (G)                             4,871           5,093
         7.600%, 10/25/06 (D)                               500             501
         7.000%, 02/01/12                                   100             100
         6.875%, 08/28/12                                 4,795           4,746
         6.750%, 12/01/14 (G)                             4,461           4,355
         6.125%, 08/28/07                                   300             300
   Glitner Banki (A) (D) (H)
         5.380%, 10/10/06                                 2,403           2,403
   H-Lines Finance Holding (B)
         9.700%, 04/01/13                                   801             705
   Host Marriott+
         7.125%, 11/01/13                                   750             759
   Host Marriott, Ser M+
         7.000%, 08/15/12                                   400             405
   Host Marriott, Ser O+
         6.375%, 03/15/15                                   475             461
   Host Marriott, Ser Q+
         6.750%, 06/01/16                                 3,295           3,250
   Hughes Network Systems (A)
         9.500%, 04/15/14                                 1,954           2,013
   Innophos Investments PIK (A) (G)
        13.405%, 11/16/06                                 2,315           2,402
   Ipayment (A)
         9.750%, 05/15/14                                   425             434
   Irish Life & Permanent MTN,
      Ser X (A) (D) (H)
         5.370%, 10/23/06                                 2,131           2,131
   Islandsbanki (A) (D) (H)
         5.380%, 10/23/06                                 1,362           1,362
   Jackson National Life Funding
      (A) (D) (H)
         5.330%, 10/02/06                                 3,525           3,525
   K&F Acquisition
         7.750%, 11/15/14                                   500             501
   Kaupthing Bank MTN (A) (D) (H)
         5.390%, 10/20/06                                 4,006           4,006
   Lakeside Funding (D) (H)
         5.330%, 10/10/06                                   958             958
   Landsbanki Islands (A) (D) (H)
         5.410%, 10/16/06                                 3,044           3,044



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley EXL (D) (H)
         5.390%, 10/04/06                         $         561   $         561
   Morgan Stanley EXL, Ser S (D) (H)
         5.350%, 10/03/06                                   801             801
   Natexis Banques (A) (D) (H)
         5.310%, 10/16/06                                 1,562           1,562
   Nationwide Building Society (A) (D) (H)
         5.424%, 12/28/06                                   881             881
         5.360%, 10/10/06                                 1,602           1,602
   Nielsen Finance LLC (A)
        11.740%, 08/01/16 (B)                             1,275             747
        10.000%, 08/01/14                                 1,975           2,042
   Noble Group (A)
         6.625%, 03/17/15                                 1,050             929
   Nordbank (A) (D) (H)
         5.360%, 10/23/06                                 2,724           2,724
   Northern Rock (A) (D) (H)
         5.370%, 10/03/06                                 1,650           1,650
   Omega Healthcare Investors+
         7.000%, 01/15/16                                 1,025           1,010
   Pacific Life Global Funding (A) (D) (H)
         5.380%, 10/13/06                                 1,202           1,202
   Premium Asset Trust, Ser 2004-10
      (A) (D) (H)
         5.370%, 10/16/06                                 2,243           2,243
   Residential Capital (A) (D)
         7.337%, 04/17/09                                 1,000           1,005
   Rouse+ (A)
         6.750%, 05/01/13                                 2,565           2,563
   SLM EXL, Ser S (A) (D) (H)
         5.330%, 10/16/06                                 1,763           1,763
   Senior Housing+
         7.875%, 04/15/15                                   671             691
   Sigma Finance MTN (A) (H)
         4.745%, 11/09/06                                   865             865
   Skandinav Enskilda Bank (A) (D) (H)
         5.320%, 10/18/06                                 1,763           1,762
   Southern Star
         6.750%, 03/01/16                                   175             172
   Stanfield Victoria MTN (A) (H)
         5.445%, 06/11/07                                 1,602           1,602
   Stripes Acquisition/Susser Financial (A)
        10.625%, 12/15/13                                   314             334
   TFS Acquisition (A) (D)
        12.902%, 11/01/06                                   425             424
   Terra Capital
        12.875%, 10/15/08                                   610             682
        11.500%, 06/01/10                                 1,000           1,087
   Trains HY, Ser 2006-1 (A)
         7.548%, 05/01/16                                 2,100           2,101



--------------------------------------------------------------------------------
152         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Trustreet Properties+
         7.500%, 04/01/15                         $       1,000   $         993
   Universal City Development
        11.750%, 04/01/10                                   225             242
   Ventas Realty+
         8.750%, 05/01/09                                   300             319
         7.125%, 06/01/15                                    75              77
         6.625%, 10/15/14                                   375             376
   WMG Holdings (B)
         9.050%, 12/15/14                                 2,760           2,056
                                                                  --------------
                                                                        131,975
                                                                  --------------
HEALTH CARE -- 4.7%
   Accellent
        10.500%, 12/01/13                                 1,840           1,914
   Bio-Rad Laboratories
         7.500%, 08/15/13                                   100             102
         6.125%, 12/15/14                                   725             685
   Biovail
         7.875%, 04/01/10                                 3,167           3,167
   CRC Health
        10.750%, 02/01/16                                 1,350           1,404
   Concentra Operating
         9.500%, 08/15/10                                   275             286
   Extendicare Health Services
         9.500%, 07/01/10                                 1,544           1,619
         6.875%, 05/01/14                                   520             556
   Fisher Scientific International
         6.125%, 07/01/15                                 1,048           1,040
   Fresenius Medical Capital Trust II
         7.875%, 02/01/08                                 1,830           1,862
   Fresenius Medical Capital Trust IV
         7.875%, 06/15/11                                   310             318
   Genesis Healthcare
         8.000%, 10/15/13                                 1,300           1,349
   HCA
         8.750%, 09/01/10                                   485             490
         6.950%, 05/01/12                                   760             666
         6.750%, 07/15/13                                   635             537
         6.500%, 02/15/16 (G)                             5,863           4,690
         6.250%, 02/15/13                                   373             312
         5.500%, 12/01/09                                   270             270
   Healthsouth (A) (G)
        10.750%, 06/15/16                                 2,326           2,375
   Iasis Healthcare
         8.750%, 06/15/14                                 1,325           1,282
   Insight Health Services (D)
        10.739%, 12/22/06                                   600             508




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Insight Health Services, Ser B
         9.875%, 11/01/11                         $         475   $         163
   Kinetic Concepts
         7.375%, 05/15/13                                   293             296
   Leiner Health Products
        11.000%, 06/01/12                                   150             145
   MQ Associates (B) (G)
        30.410%, 08/15/12                                   701             249
   Medcath Holdings
         9.875%, 07/15/12                                    75              80
   Medquest, Ser B
        11.875%, 08/15/12                                 2,781           2,426
   Norcross Safety Products, Ser B
         9.875%, 08/15/11                                 1,315           1,381
   Res-care
         7.750%, 10/15/13                                   675             673
   Select Medical
        11.175%, 03/29/07 (D)                               150             132
         7.625%, 02/01/15                                 4,045           3,408
   Tenet Healthcare
         9.875%, 07/01/14                                   275             274
         9.250%, 02/01/15                                 3,471           3,341
         6.500%, 06/01/12 (G)                               875             765
   Triad Hospitals
         7.000%, 11/15/13                                 2,175           2,113
   US Oncology Holdings
        10.750%, 08/15/14                                 6,624           7,253
        10.675%, 03/15/07 (D)                             2,532           2,583
         9.000%, 08/15/12                                   125             129
                                                                  --------------
                                                                         50,843
                                                                  --------------
INDUSTRIALS -- 10.6%
   ALH Finance
         8.500%, 01/15/13                                 2,500           2,444
   Acih (A) (B)
         15.100%, 12/15/12                                1,300             865
   Ahern Rentals
         9.250%, 08/15/13                                   800             820
   Ainsworth Lumber
         9.117%, 12/30/06 (D)                             3,240           2,673
         7.250%, 10/01/12                                 1,479           1,094
         6.750%, 03/15/14                                 2,665           1,866
   Air 2 US (A)
         8.027%, 10/01/19                                   631             634
   Alliant Techsystems
         6.750%, 04/01/16                                   575             566
   Allied Waste North America
         7.250%, 03/15/15                                   430             427
         6.125%, 02/15/14                                 1,225           1,142




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         153

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Allied Waste North America, Ser B
         8.500%, 12/01/08                         $       3,675   $       3,850
         7.375%, 04/15/14                                   340             335
         7.125%, 05/15/16 (G)                               867             855
   American Airlines
         7.379%, 05/23/16                                   128             115
   Ames True Temper (D)
         9.507%, 10/15/06                                 1,210           1,216
   Amsted Industries (A)
        10.250%, 10/15/11                                   975           1,043
   Armstrong Holdings (C) (G)
         7.450%, 05/15/29                                   525             339
   Associated Materials
        16.730%, 03/01/14 (B)                             1,125             619
         9.750%, 04/15/12 (G)                               475             474
   Baker & Taylor (A)
        11.500%, 07/01/13                                 1,100           1,084
   Basell (A) (G)
         8.375%, 08/15/15                                 1,065           1,057
   Buhrmann US
         8.250%, 07/01/14                                 1,750           1,728
         7.875%, 03/01/15                                   625             602
   Builders Firstsource (D)
         9.655%, 11/16/06                                 3,375           3,308
   Chart Industries (A)
         9.125%, 10/15/15                                   325             336
   Chukchansi Economic Development
      Authority (A) (D)
         8.780%, 11/15/12                                   546             562
   Continental Airlines, Ser 971A
         7.461%, 04/01/15                                   952             952
   Continental Airlines, Ser 982A
         6.410%, 04/15/07                                   180             180
   Continental Airlines, Ser RJ04
         9.558%, 09/01/19                                   599             633
   Covalence Specialty Mate (A)
        10.250%, 03/01/16                                   610             592
   D R Horton
         5.625%, 09/15/14                                 1,930           1,820
   DRS Technologies
         7.625%, 02/01/18 (G)                             1,260           1,279
         6.875%, 11/01/13                                   150             148
         6.625%, 02/01/16                                 1,000             983
   Dayton Superior
        13.000%, 06/15/09                                 1,687           1,586
        10.750%, 09/15/08                                 1,331           1,371
   Delta Air Lines, Ser 2000-1, Cl A2 (C)
         7.570%, 11/18/10                                 3,936           3,941
   Delta Air Lines, Ser 2001-1, Cl A-2 (C)
         7.111%, 09/18/11                                    59              59



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Delta Air Lines, Ser 2002-1, Cl C (C)
         7.779%, 01/02/12                         $       1,032   $         988
   Education Management (A)
        10.250%, 06/01/16                                 2,225           2,275
         8.750%, 06/01/14                                   125             126
   Fastentech
        11.500%, 05/01/11                                 1,826           1,899
   Goodman Global Holdings
         7.875%, 12/15/12                                 1,065           1,014
   Greenbrier
         8.375%, 05/15/15                                 1,152           1,169
   Gulfmark Offshore
         7.750%, 07/15/14                                 1,771           1,780
   Harvest Operations
         7.875%, 10/15/11                                 1,000             928
   Hexion US Financial (D)
        10.257%, 10/15/06                                 1,979           2,019
   Horizon Lines LLC
         9.000%, 11/01/12                                   855             881
   Indalex Holding (A)
        11.500%, 02/01/14                                 1,571           1,665
   Interface
         9.500%, 02/01/14                                   275             283
   Interline Brands
         8.125%, 06/15/14                                   540             547
   Intermec
         7.000%, 03/15/08                                   475             477
   Iron Mountain
         8.625%, 04/01/13                                   747             764
         7.750%, 01/15/15                                   420             420
         6.625%, 01/01/16                                 2,125           1,998
   J.B. Poindexter
         8.750%, 03/15/14                                   175             144
   K Hovnanian Enterprises
         6.250%, 01/15/16                                   525             462
   L-3 Communications
         6.125%, 07/15/13                                   352             342
         5.875%, 01/15/15                                 5,331           5,064
   L-3 Communications, Cl B
         6.375%, 10/15/15                                   524             510
   Language Line
        11.125%, 06/15/12                                   100              97
   Maax (G)
        23.510%, 12/15/12 (B)                             2,650             980
         9.750%, 06/15/12                                 1,175             928
   Meritage Homes
         7.000%, 05/01/14                                 1,675           1,501
         6.250%, 03/15/15                                   300             255
   Millar Western Forest
         7.750%, 11/15/13                                 2,205           1,830



--------------------------------------------------------------------------------
154         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Mobile Services Group (A)
         9.750%, 08/01/14                         $         350   $         359
   Monitronics International
        11.750%, 09/01/10                                 1,809           1,750
   NCL
        10.625%, 01/15/07                                   575             556
   Nebraska Book
         8.625%, 03/15/12                                   250             234
   Nortek
         8.500%, 09/01/14                                   450             425
   North American Energy Partner
         8.750%, 12/01/11                                   400             399
   Northwest Airlines (C)
         8.875%, 06/01/06                                   550             298
         7.875%, 03/15/08                                   375             206
   Nutro Products (A) (D)
         9.230%, 10/15/06                                 1,025           1,054
   Owens Corning (C)
         7.500%, 08/01/18 (G)                               450             231
         7.000%, 03/15/09                                   850             429
   PHI (A)
         7.125%, 04/15/13                                   125             118
   Park-Ohio Industries
         8.375%, 11/15/14                                 1,945           1,770
   Ply Gem
         9.000%, 02/15/12                                 1,155             921
   Propex Frabics
        10.000%, 12/01/12                                   350             318
   Quality Distributors
         9.000%, 11/15/10                                   825             790
   Quebecor World Capital (A)
         8.750%, 03/15/16                                   915             881
   RBS Global & Rexnord (A)
        11.750%, 08/01/16                                 1,000           1,030
   Rainbow National Services LLC (A)
        10.375%, 09/01/14 (G)                               525             593
         8.750%, 09/01/12                                 1,085           1,161
   Ship Finance International MTN
         8.500%, 12/15/13                                 2,341           2,259
   Southern States Coop (A)
        10.500%, 11/01/10                                 1,804           1,890
   Spectrum Brands
         8.500%, 10/01/13                                 1,000             865
   Stanley-Martin
         9.750%, 08/15/15                                 1,945           1,541
   Sunstate Equipment (A)
        10.500%, 04/01/13                                 1,095           1,136
   TRW Automotive
         9.375%, 02/15/13                                 1,846           1,966
   Tech Olympic USA (G)
        10.375%, 07/01/12                                 2,471           2,137
         7.500%, 03/15/11                                   225             181


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Tembec Industries
         8.625%, 06/30/09                         $         850   $         472
   Tempur Pedic
        10.250%, 08/15/10                                   722             757
   Terex
         9.250%, 07/15/11                                   525             553
         7.375%, 01/15/14                                 1,403           1,410
   Thermadyne Holdings (G)
         9.250%, 02/01/14                                   450             389
   UCAR Finance
        10.250%, 02/15/12                                 1,435           1,507
   US Concrete
         8.375%, 04/01/14                                   475             457
   United Air Lines (C)
         9.125%, 01/15/12                                 1,075              16
         6.201%, 09/01/08 (G)                             1,071           1,071
   United Air Lines, Ser 95A1 (C)
         9.125%, 04/19/12                                   570             339
   United Air Lines, Ser 95A2 (C)
         9.560%, 10/19/18                                   896             542
   United Air Lines, Ser A (C)
        10.670%, 05/01/04                                   525               8
   Vanguard Health Holdings II
         9.000%, 10/01/14                                 1,300           1,261
   Visant
         7.625%, 10/01/12                                 2,400           2,412
   Xerox
         6.750%, 02/01/17                                   515             523
         6.400%, 03/15/16                                   775             771
                                                                  --------------
                                                                        112,930
                                                                  --------------
INFORMATION TECHNOLOGY -- 2.5%
   Activant Solutions (A)
         9.500%, 05/01/16                                 2,900           2,683
   Advanced Micro Devices
         7.750%, 11/01/12                                 1,715           1,741
   Amkor Technologies
         7.750%, 05/15/13                                   325             298
   Celestica
         7.875%, 07/01/11                                   550             553
   Compagnie Generale de Geophysique
         7.500%, 05/15/15                                   975             965
   Magnachip Semiconductor
         8.640%, 12/15/06 (D)                             1,222           1,033
         6.875%, 12/15/11                                   475             380
   SS&C Technologies (A) (G)
        11.750%, 12/01/13                                 1,260           1,326
   Seitel
        11.750%, 07/15/11                                   425             505
   Serena Sofware
        10.375%, 03/15/16                                   640             670


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         155

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Smart Modular (D)
        11.008%, 10/01/06                         $         670   $         710
   Solutia (C)
        11.250%, 07/15/09                                   925             925
   Stoneridge
        11.500%, 05/01/12                                 2,741           2,652
   Sungard Data Systems
        10.250%, 08/15/15                                 7,435           7,658
         9.973%, 08/15/13 (A)                               725             752
   UGS
        10.000%, 06/01/12                                   890             961
   UGS Capital PIK (A) (D)
        10.380%, 12/15/06                                 1,645           1,670
   Unisys
         8.000%, 10/15/12                                   570             533
   Viasystems
        10.500%, 01/15/11                                   450             442
                                                                  --------------
                                                                         26,457
                                                                  --------------
MATERIALS -- 10.1%
   AK Steel (G)
         7.875%, 02/15/09                                 1,525           1,519
   Abitibi Consolidated
         8.850%, 08/01/30                                   225             189
         8.550%, 08/01/10                                 1,571           1,559
         8.375%, 04/01/15 (G)                             2,500           2,275
         6.000%, 06/20/13                                   500             406
   Appleton Papers
         8.125%, 06/15/11                                   425             425
   Appleton Papers, Ser B
         9.750%, 06/15/14                                 1,720           1,699
   BCI US Finance (A) (D)
        11.007%, 10/15/06                                   830             847
   Ball
         6.875%, 12/15/12                                   355             358
         6.625%, 03/15/18                                 1,550           1,523
   Berry Plastics (A)
         9.265%, 12/15/06 (D)                               343             345
         8.875%, 09/15/14                                 2,618           2,631
   Boise Cascade LLC (D)
         8.382%, 10/15/06                                   610             613
   Bowater
         9.500%, 10/15/12                                   500             508
         8.390%, 12/17/06 (D) (G)                           806             817
   Bowater Canada Finance (G)
         7.950%, 11/15/11                                 1,200           1,146
   Bway
        10.000%, 10/15/10                                   674             708
   Cascades
         7.250%, 02/15/13                                   655             639



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Catalyst Paper
         7.375%, 03/01/14                         $         455   $         419
   Catalyst Paper, Ser D
         8.625%, 06/15/11                                 1,583           1,555
   Consolidated Containers (B) (G)
         9.000%, 06/15/09                                   525             504
   Crown Americas
         7.750%, 11/15/15                                 2,024           2,049
   Crown Cork & Seal
         8.000%, 04/15/23                                 1,850           1,767
   Domtar
         7.125%, 08/15/15                                   775             721
   Equistar Chemical
        10.625%, 05/01/11                                 1,773           1,902
        10.125%, 09/01/08                                 2,122           2,247
   FMG Finance (A)
        10.625%, 09/01/16 (G)                             3,040           2,918
        10.000%, 09/01/13                                   400             380
   Freeport-McMoRan
        10.125%, 02/01/10                                   841             891
   Georgia Gulf
         9.500%, 10/15/14 (A)                               400             397
         7.125%, 12/15/13 (G)                               300             273
   Georgia-Pacific
         8.125%, 05/15/11                                   665             682
         8.000%, 01/15/24                                   775             763
         7.700%, 06/15/15                                 2,175           2,164
   Gibraltar Industries, Ser B
         8.000%, 12/01/15                                 2,204           2,182
   Graham Packaging
         9.875%, 10/15/14 (G)                             1,895           1,862
         8.500%, 10/15/12                                   250             248
   Huntsman
        11.625%, 10/15/10                                   576             636
        11.500%, 07/15/12                                 2,633           2,995
         5.000%, 02/16/08                                     1              24
   Huntsman International LLC
         9.875%, 03/01/09                                   125             130
   Ineos Group Holdings PLC (A) (G)
         8.500%, 02/15/16                                 5,115           4,872
   Innophos
         9.625%, 08/15/14                                   550             546
   Intertape Polymer
         8.500%, 08/01/14                                   275             259
   Ispat Inland
         9.750%, 04/01/14                                   970           1,092
   Jarden
         9.750%, 05/01/12                                 1,445           1,524
   Jefferson Smurfit
         7.500%, 06/01/13                                   705             650



--------------------------------------------------------------------------------
156         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lyondell Chemical
        10.875%, 05/01/09                         $       2,886   $       2,951
        10.500%, 06/01/13                                 1,990           2,189
         8.250%, 09/15/16                                 3,305           3,355
         8.000%, 09/15/14                                 1,933           1,957
   Metals USA
        11.125%, 12/01/15                                 2,582           2,827
   Methanex
         6.000%, 08/15/15                                   175             168
   Nalco (G)
         8.875%, 11/15/13                                 1,580           1,647
         7.750%, 11/15/11                                 2,061           2,102
   Newark Group
         9.750%, 03/15/14                                   775             752
   Nova Chemicals (D)
         8.405%, 10/31/06                                 1,289           1,315
   Novelis (A)
         8.250%, 02/15/07                                   975             926
   Owens-Brockway Glass
         8.875%, 02/15/09                                   175             180
         8.250%, 05/15/13                                 3,330           3,413
         6.750%, 12/01/14                                   825             784
   Owens-Illinois
         7.350%, 05/15/08                                 2,500           2,519
   P H Glatfelter (A)
         7.125%, 05/01/16                                 1,705           1,663
   PNA Group (A)
        10.750%, 09/01/16                                 1,350           1,387
   Packaging Dynamics (A)
        10.000%, 05/01/16                                 2,295           2,318
   Polyone
        10.625%, 05/15/10 (G)                             1,700           1,828
         8.875%, 05/01/12                                 1,445           1,459
   Reichold Industries
         9.000%, 08/15/14                                 2,049           2,018
   Rockwood Specialties Group (A)
         7.500%, 11/15/14                                   710             699
   Ryerson Tull
         8.250%, 12/15/11                                 2,204           2,182
   Smurfit-Stone Container
         9.750%, 02/01/11                                 2,645           2,724
   Solo Cup (G)
         8.500%, 02/15/14                                 2,325           2,008
   Steel Dynamics
         9.500%, 03/15/09                                 2,183           2,255
   Stelco (D)
        10.870%, 03/31/16                                   425             446
   Tronox Worldwide
         9.500%, 12/01/12                                   175             180




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Verso Paper Holdings (A)
         9.235%, 11/01/06 (D)                     $       1,644   $       1,660
         9.125%, 08/01/14 (G)                             2,587           2,603
                                                                  --------------
                                                                        107,374
                                                                  --------------
TELECOMMUNICATION SERVICES -- 8.8%
   Airgate PCS (D)
         9.257%, 10/15/06                                 1,350           1,380
   American Cellular, Ser B
        10.000%, 08/01/11                                 1,925           2,016
   American Tower
         7.125%, 10/15/12                                 1,690           1,732
         7.500%, 05/01/12                                   125             128
   Centennial Communications
        11.258%, 10/01/06 (D)                               100             103
        10.750%, 12/15/08 (G)                               303             307
        10.125%, 06/15/13                                 3,540           3,761
        10.000%, 01/01/13 (G)                             2,750           2,784
         8.125%, 02/01/14                                 2,550           2,512
   Cincinnati Bell
         8.375%, 01/15/14 (G)                             1,075           1,086
         7.250%, 07/15/13                                   100             102
   Citizens Communications
         9.250%, 05/15/11                                 1,775           1,957
         6.250%, 01/15/13                                   685             666
   Consolidated Communication Holdings
         9.750%, 04/01/12                                 1,693           1,786
   Digicel (A)
         9.250%, 09/01/12                                 2,000           2,075
   Dobson Cellular Systems
         9.875%, 11/01/12                                   360             386
   Dobson Communications
         9.757%, 10/15/06 (D)                               840             857
         8.875%, 10/01/13 (G)                             2,090           2,072
   Embarq
         7.082%, 06/01/16                                   225             230
   GCI
         7.250%, 02/15/14                                   450             434
   Hawaiian Telcom Communications (G)
        12.500%, 05/01/15                                   550             578
   Hawaiian Telecom Communications,
      Ser B (G)
         9.750%, 05/01/13                                   625             642
   Horizon PCS
        11.375%, 07/15/12                                 1,250           1,403
   IPCS
        11.500%, 05/01/12                                 1,000           1,120
   IWO Holdings (D)
         9.257%, 01/15/12                                 1,250           1,284



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         157

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Insight Communications (B)
        12.250%, 02/15/11                         $       1,500   $       1,590
   Intelsat
         7.625%, 04/15/12                                   625             547
         6.500%, 11/01/13                                 1,025             817
   Intelsat Bermuda (A)
        11.250%, 06/15/16                                 3,655           3,884
         9.250%, 06/15/16 (G)                               578             608
   Intelsat Sub Holdings
        10.484%, 01/15/07 (D) (G)                         3,370           3,416
         8.625%, 01/15/15                                   700             716
   Level 3 Financing
        12.250%, 03/15/13 (G)                             1,039           1,159
        10.750%, 10/15/11                                 1,500           1,569
   Lucent Technologies
         6.450%, 03/15/29                                 1,000             890
   NTL Cable PLC
         9.125%, 08/15/16                                   900             929
         8.750%, 04/15/14                                   525             545
   Nordic Telephone (A)
         8.875%, 05/01/16                                 2,295           2,413
   Nortel Networks (A) (D)
         9.730%, 10/15/06                                   600             620
   Panamsat (A)
         9.000%, 06/15/16                                   475             489
   Primus Telecommunications (G)
         8.000%, 01/15/14                                   875             547
   Qwest
         8.875%, 03/15/12                                 4,295           4,687
         8.640%, 12/15/06 (D)                             1,296           1,387
         7.875%, 09/01/11                                   300             315
         7.625%, 06/15/15                                   832             863
         7.500%, 10/01/14 (A)                             2,880           2,974
         7.250%, 09/15/25                                   225             218
         7.250%, 10/15/35                                 1,050             995
         6.875%, 09/15/33                                   375             342
         5.625%, 11/15/08                                   150             149
   Qwest Communications International
         8.905%, 11/11/06 (D)                             3,864           3,937
         7.250%, 02/15/11                                   125             125
   Qwest Communications International,
      Ser B (G)
         7.500%, 02/15/14                                 1,120           1,123
   Rogers Wireless
         8.515%, 12/15/06 (D)                             1,651           1,680
         8.000%, 12/15/12                                   750             797
         7.250%, 12/15/12                                   250             262
         6.375%, 03/01/14                                 3,200           3,188
   Rural Cellular
         9.875%, 02/01/10                                   100             104
         8.250%, 03/15/12                                 1,165           1,200


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Securus Technologies (G)
        11.000%, 09/01/11                         $         325   $         278
   Syniverse Technologies, Ser B
         7.750%, 08/15/13                                   150             144
   Telenet Group Holdings (A) (B) (G)
         6.140%, 06/15/14                                   696             609
   Triton (G)
         8.500%, 06/01/13                                 2,625           2,435
   US Lec (D)
        13.620%, 10/01/06                                   675             717
   US Unwired, Ser B
        10.000%, 06/15/12                                   450             495
   Ubiquitel
         9.875%, 03/01/11                                 1,200           1,302
   Valor Telecom Enterprises
         7.750%, 02/15/15                                   250             266
   Wind Acquisitions Finance (A)
        10.750%, 12/01/15                                 2,770           3,057
   Windstream (A)
         8.625%, 08/01/16                                 4,619           4,942
         8.125%, 08/01/13                                   758             804
   Zeus Special Sub (A) (B)
         8.720%, 02/01/15                                 3,355           2,432
                                                                  --------------
                                                                         93,967
                                                                  --------------
UTILITIES -- 3.4%
   AES
         9.375%, 09/15/10                                   775             837
         9.000%, 05/15/15 (A)                               225             242
         8.875%, 02/15/11                                 1,485           1,589
   Airgas
         9.125%, 10/01/11                                   419             438
   Aquila
         9.000%, 11/15/21                                   629             639
         8.000%, 03/01/23                                 3,535           3,593
   CMS Energy
         7.750%, 08/01/10                                   125             131
         7.500%, 01/15/09                                   625             644
   Calpine Generating (C)
        14.120%, 10/01/06                                 1,850           1,975
   Edison Mission Energy
         7.750%, 06/15/16 (A) (G)                           995           1,007
         7.730%, 06/15/09                                   500             514
   Inergy Finance
         8.250%, 03/01/16                                   485             502
         6.875%, 12/15/14                                   805             771
   Midwest Generation LLC
         8.750%, 05/01/34                                 2,758           2,944




--------------------------------------------------------------------------------
158         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Mirant Americas
         9.125%, 05/01/31 (G)                     $       1,353   $       1,377
         8.500%, 10/01/21                                 5,047           4,896
         8.300%, 05/01/11                                   225             225
   Mirant (C)
         7.900%, 07/15/09                                    50               1
         7.400%, 07/15/04 (G)                               450               5
         5.750%, 07/15/07 (G)                             1,150              12
   Mirant North America
         7.375%, 12/31/13                                 3,370           3,374
   Mission Energy Holding
        13.500%, 07/15/08                                 1,189           1,327
   NRG Energy
         7.375%, 02/01/16                                 4,425           4,397
         7.250%, 02/01/14                                 1,175           1,166
   Northwest Pipeline
         8.125%, 03/01/10                                   225             234
         7.000%, 06/15/16 (A)                               225             230
   Sierra Pacific Resources
         8.625%, 03/15/14                                 1,275           1,377
         7.803%, 06/15/12                                   450             474
   Southern Natural Gas
         8.875%, 03/15/10                                   375             393
   Tenaska Alabama (A)
         7.000%, 06/30/21                                   858             841
   Transcont Gas Pipeline (A)
         6.400%, 04/15/16                                   175             173
                                                                  --------------
                                                                         36,328
                                                                  --------------
   Total Corporate Obligations
     (Cost $910,036) ($ Thousands)                                      904,333
                                                                  --------------
COLLATERALIZED LOAN OBLIGATIONS -- 5.7%

FINANCIALS -- 5.7%
   Ares VR, Ser 2006-1A, Cl SUB (A)
         0.000%, 02/24/18                                 7,000           6,580
   Babson, Ser 2005-2A, Cl SUB (A) (D)
         7.000%, 07/20/19                                 4,000           3,716
   Capitalsource Advisors, Ser 2006-1A, Cl
      SUB (A)
         0.000%, 08/27/20                                 3,200           3,040
   De Meer Middle Market, Ser 2006-1A,
      Cl INC
         0.000%, 10/20/18                                 2,300           2,254
   Gleneagles, Ser AI (D)
         0.000%, 11/01/17                                    13          12,500
   ING Investment Management (A) (D)
         0.000%, 12/01/17                                    13          12,125
   ING Investment Management II (A) (D)
         0.000%, 08/01/20                                     6           5,600



--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lightpoint, Ser 2006-4A, Cl IN (A)
         0.000%, 04/15/18                         $       2,500   $       2,300
   Marathon, Ser 2005-2A, Cl INC (A)
         0.000%, 12/20/19                                 3,000           3,000
   Pamco, Ser 1998-1A, Cl B2 (A) (D)
         6.839%, 11/01/06                                 2,500           2,394
   Stanfield Bristol, Ser 2005-1A,
      Cl SUB (A)
         0.000%, 10/15/19                                 6,300           5,481
   Stanfield Vayron, Ser 2006-1A, Cl SUB
         0.000%, 07/15/18                                 2,300           2,300
                                                                  --------------
Total Collateralized Loan Obligations
   (Cost $60,791) ($ Thousands)                                          61,290
                                                                  --------------
LOAN PARTICIPATIONS -- 4.3%

FINANCIALS -- 4.3%
   American Cellular (L)
         7.580%, 08/08/13                                   250              --
   American Cellular, Tranche B
         7.660%, 08/08/13                                   250             249
   Amkor Technology
         9.694%, 10/27/10                                 4,000           4,122
   CCFC
        11.330%, 08/26/09                                 2,079           2,192
   Cebridge
        11.150%, 05/05/14                                 3,030           2,876
   Century Cable
        10.250%, 06/30/09                                   575             558
   Cooper Standard
         7.875%, 12/23/11                                 2,233           2,234
   Delphi
        13.750%, 10/11/06                                 2,575           2,659
   Frontiervision (M)
         9.775%, 06/30/06                                 1,300           1,285
   Georgia Pacific, Ser B
         7.485%, 02/14/13                                   991             993
   Georgia Pacific, Ser C
         8.390%, 02/14/14                                 1,000           1,009
         8.300%, 12/23/12                                 1,500           1,513
   Kgen Partners
         7.992%, 08/15/11                                 2,448           2,444
   LSP General Finance
         8.867%, 04/13/13                                 2,000           2,016
   Level 3
         8.398%, 12/01/11                                 1,500           1,512
   Murray
        14.085%, 01/31/11                                 3,930           4,127
   NRG Energy (STRIPS)
         7.367%, 02/01/13                                 1,247           1,253



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         159

SCHEDULE OF INVESTMENTS

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Neiman Marcus, Ser B
         7.891%, 03/13/13                         $       1,797    $      1,808
   Nielsen Finance
         5.450%, 08/09/13                                   750             749
   Northwest Airlines
         7.898%, 08/21/08                                 1,500           1,501
   Targa Resources
         7.619%, 10/05/07                                 2,000           2,000
   United Airlines
         9.125%, 02/01/12                                   562             569
         8.625%, 02/01/12                                 1,306           1,323
   United Airlines, Tranche B
         9.250%, 02/01/12                                 2,625           2,658
   Venoco
        10.000%, 03/30/11                                   150             151
        10.000%, 04/26/11                                 3,500           3,513
   Wide Open West
        10.400%, 04/28/13                                   500             504
                                                                  --------------
Total Loan Participations
   (Cost $45,960) ($ Thousands)                                          45,818
                                                                  --------------
COMMERCIAL PAPER (I) -- 3.2%
   Broadhollow Funding (H)
         5.502%, 10/02/06                                 3,205           3,204
   Citius I Funding (H)
         5.313%, 10/17/06                                   801             799
   Credit Suisse
         5.283%, 10/19/06                                 1,425           1,421
   DaimlerChrysler
         5.384%, 10/06/06                                 4,865           4,861
   Elysian Funding LLC (H)
         5.427%, 11/27/06                                 1,438           1,426
         5.401%, 11/20/06                                 1,286           1,276
         5.390%, 11/06/06                                 1,602           1,593
   Georgetown Funding (H)
         5.349%, 10/24/06                                   412             411
   Kitty Hawk Funding
         5.283%, 10/20/06                                 3,465           3,456
   Mica Funding LLC (H)
         5.299%, 10/12/06                                 1,602           1,600
   Natural Rural Utilities
         5.277%, 10/10/06                                 2,850           2,846
   Ocala Funding (H)
         5.321%, 10/20/06                                   801             799
         5.318%, 10/10/06                                 1,827           1,824
   Preferred Receivable Funding
         5.283%, 10/13/06                                 3,611           3,605
   Rhineland Funding Capital (H)
         5.470%, 10/12/06                                   801             800
         5.378%, 12/12/06                                   527             522


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Yorktown Capital
         5.277%, 10/18/06                         $       3,545    $      3,536
                                                                  --------------
Total Commercial Paper
   (Cost $33,978) ($ Thousands)                                          33,979
                                                                  --------------
ASSET-BACKED SECURITIES -- 1.4%

MORTGAGE RELATED SECURITIES -- 1.4%
   Chase Funding Mortgage Loan,
      Ser 2003-4, Cl 2A2 (D)
         5.630%, 10/25/06                                   334             334
   Cheyne High Grade, Ser 2004-1A, Cl
      AM1 (A) (D) (H)
         5.466%, 11/10/06                                   801             801
   Commodore, Ser 2003-2A, Cl A1MM
      (A) (D) (H)
         5.470%, 12/12/06                                   737             737
   Countrywide Alternative Loan Trust,
      Ser 2006-OA9, Cl X1P, IO (E)
         9.220%, 07/20/46                                30,000           1,602
   Duke Funding, Ser 2004-6B, Cl A1S1
      (A) (D) (H)
         5.577%, 10/10/06                                 1,202           1,202
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO
         1.263%, 10/01/06                                14,056             310
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (D) (F)
         1.431%, 10/01/06                                25,146             692
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2A, IO (D)
         0.621%, 10/19/35                                81,371             966
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (F)
         0.930%, 10/01/06                                10,121             248
   Newcastle CDO, Ser 2005-6A,
      Cl IM1 (A) (D) (H)
         5.350%, 10/24/06                                   320             320
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6
      (A) (D) (H)
         5.360%, 10/25/06                                   712             712
   Residential Asset Mortgage Products,
      Ser 2003-RS1, Cl AII (D)
         5.720%, 10/25/06                                   166             166
   Saturn Ventures II (D) (H)
         5.390%, 10/10/06                                 1,290           1,290
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM (A) (D) (H)
         5.354%, 10/30/06                                 1,192           1,192



--------------------------------------------------------------------------------
160         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual, Ser 2006-AR5,
      Cl X, IO
        14.690%, 06/25/46                         $     164,682   $       1,651
   Washington Mutual, Ser 2006-AR9,
      Cl 1XPP, IO
         9.850%, 08/25/46                               127,072           1,245
   Whitehawk CDO Funding,
      Ser 2004-1A (D) (H)
         5.340%, 10/16/06                                 1,383           1,383
                                                                  --------------
Total Asset-Backed Securities
   (Cost $15,380) ($ Thousands)                                          14,851
                                                                  --------------
COLLATERALIZED DEBT OBLIGATIONS -- 2.3%

FINANCIALS -- 2.3%
   Carlyle High Yield Partners,
      Ser 2006-8A, Cl N
         0.000%, 05/21/21                                 3,700           3,515
   Connecticut Valley Structured Credit,
      Ser 2006-3A, Cl NOTE, (A)
         0.000%, 03/23/23                                 2,200           2,200
   Peritus I, (F)
         9.000%, 05/24/15                                 3,750             937
   Peritus I, Ser 2005-1A, Cl C (A) (F)
         9.000%, 05/24/15                                14,605          13,700
   Rockwall Investors,
         0.000% (A) (D)*                                  4,000           4,000
                                                                  --------------
Total Collateralized Debt Obligations
   (Cost $23,993) ($ Thousands)                                          24,352
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.0%
   FHLMC CMO, Ser 2596, Cl IJ, IO
        15.892%, 01/15/17                                 1,919             188
   FHLMC CMO, Ser 2696, Cl NI, IO
         5.500%, 03/15/23                                   216               2
   FNMA CMO, Ser 2003-37, Cl IG, IO
        22.252%, 05/25/32                                   574              87
   FNMA (E)
         5.156%, 10/18/06                                     2               2
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $258) ($ Thousands)                                                279
                                                                  --------------
CONVERTIBLE BONDS -- 0.0%
   Flextronics CV to 64.4122
         1.000%, 08/01/10                                   500             512
   Mirant CV to 14.7167 (C) (G)
         2.500%, 06/15/21                                 2,200              22
                                                                  --------------
Total Convertible Bonds
   (Cost $575) ($ Thousands)                                                534
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 0.1%
Core-Mark Holding*                                       12,816   $         402
Huntsman*                                                 8,061             147
Mirant (G)*                                              12,132             331
   Shreveport Gaming Holdings I,
      Private Company (G)*                               13,948             139
   UAL (G)*                                              10,547             280
                                                                  --------------
Total Common Stock
   (Cost $762) ($ Thousands)                                              1,299
                                                                  --------------
PREFERRED STOCK -- 0.4%
   CIFC Funding, Ser 2006-I,
      0.000% (D)*                                     2,300,000           2,300
   General Nutrition Center,
      Ser A PIK, 12.000%*                                   900             990
   ION Media PIK, 14.250%*                                    1               5
   Rural Cellular PIK, 12.250% (G)*                         374             423
   Rural Cellular, Ser B PIK, 11.375%*                      350             425
                                                                  --------------
Total Preferred Stock
   (Cost $3,668) ($ Thousands)                                            4,143
                                                                  --------------

                                                      Number of
                                                       Warrants
                                                     -----------
WARRANTS -- 0.0%
   Grande Communications,
      Expires 04/01/11*                                     850               9
   Pegasus Communications,
      Expires 01/01/07 (F)*                                 250              --
   Travelcenters of America,
      Expires 11/14/10*                                   7,500              90
   Travelcenters of America,
      Expires 05/01/09*                                   2,500              30
                                                                  --------------
Total Warrants
   (Cost $31) ($ Thousands)                                                 129
                                                                  --------------
CASH EQUIVALENT -- 3.4%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      5.330%**++                                     36,003,203          36,003
                                                                  --------------
Total Cash Equivalent
   (Cost $36,003) ($ Thousands)                                          36,003
                                                                  --------------
MASTER NOTE (D) (H) -- 0.4%
   Bank of America
      5.445%, 10/02/06                            $       4,006           4,006
                                                                  --------------
Total Master Note
   (Cost $4,006) ($ Thousands)                                            4,006
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         161

SCHEDULE OF INVESTMENTS


High Yield Bond Fund (Concluded)

September 30, 2006
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (H) -- 0.3%
   Barclays Bank (D)
         5.440%, 06/11/07                         $         801   $         801
   CC USA MTN (A)
         5.520%, 06/18/07                                 1,602           1,602
   U.S. Trust of New York (D)
         5.370%, 10/13/06                                   641             641
                                                                  --------------
Total Certificates of Deposit
   (Cost $3,044) ($ Thousands)                                            3,044
                                                                  --------------
U.S. TREASURY OBLIGATION (I) -- 0.0%
   U.S. Treasury Bill
         4.637%, 10/19/06                                     5               5
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $4) ($ Thousands)                                                    5
                                                                  --------------
REPURCHASE AGREEMENTS (H) (J) -- 0.9%
   Barclays
      5.350%, dated 09/29/06, to be
      repurchased on 10/02/06, repurchase
      price $2,226,831 (collateralized by a
      U.S. Government Obligation, par value
      $2,125,888, 6.000%, 05/15/11; with
      total market value $2,270,370)                      2,226           2,226
   Deutsche Bank
      5.330%, dated 09/29,06, to be
      repurchased on 10/02/06, repurchase
      price $3,206,005 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $27,720-$937,869,
      3.750%-5.300%, 02/21/08-04/25/14;
      with total market value $3,268,684)                 3,205           3,205
   Lehman Brothers
      5.330%, dated 09/29/06, to be
      repurchased on 10/02/06, repurchase
      price $4,007,507 (collateralized by
      various U.S. Government Obligations,
      ranging in par value $276,555-
      $492,865,2.500%-5.705%,
      01/30/07-05/18/16; with total
      market value $4,085,887)                            4,006           4,006
                                                                  --------------
Total Repurchase Agreements
   (Cost $9,437) ($ Thousands)                                            9,437
                                                                  --------------
Total Investments -- 107.0%
   (Cost $1,147,926) ($ Thousands)                                $   1,143,502
                                                                  ==============




Swaps -- At September 30, 2006 the following Interest Rate Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                        NOTIONAL     UNREALIZED
                                       EXPIRATION         AMOUNT   APPRECIATION
DESCRIPTION                                  DATE  ($ THOUSANDS)  ($ THOUSANDS)
--------------------------------------------------------------------------------
The Fund receives a fixed rate of
   5.41875% and pays a floating rate
   based on 3-Month LIBOR.
   (Counterparty: Barclays Capital)       5/15/08  $      28,700           $517

The Fund receives a fixed rate of
   5.415% and pays a floating rate
   based on 3-Month LIBOR.
   (Counterparty: Lehman Brothers)        5/17/08         25,055            450
                                                                           ----
                                                                           $967
                                                                           ====

Percentages are based on Net Assets of $1,068,711 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of September 30, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on September 30, 2006. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.

(E) Zero-coupon Bond -- The rate shown is the effective yield at the date of purchase.

(F) Security considered illiquid. The total value of such securities as of September 30, 2006 was $15,577 ($ Thousands) and represented 1.46% of Net Assets.

(G) This security or a partial position of this security is on loan at September 30, 2006 (see Note 7). The total value of securities on loan at September 30, 2006 was $81,130 ($ Thousands).

(H) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of September 30, 2006 was $86,544 ($ Thousands).

(I)   The rate reported is the effective yield at time of purchase.

(J)   Tri-Party Repurchase Agreement.

(K) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(L)   As of September 31, 2006, this security is unfunded.

(M)   This is a distressed security.

CDO -- Collateralized Debt Obligation

Cl -- Class

CMO -- Collateralized Mortgage Obligation

CV -- Convertible Security

DN -- Discount Note

EXL -- Extendable Maturity

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

IO -- Interest Only Security-face amount represents notional amount.

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

PCS -- Personal Communications Service

PIK -- Payment-in-Kind

PLC -- Public Limited Company

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
162         SEI Institutional Managed Trust / Annual Report / September 30, 2006

                      This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              LARGE CAP          TAX-MANAGED             LARGE CAP
                                                                      DIVERSIFIED ALPHA            LARGE CAP                 VALUE
                                                                                   FUND                 FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                         $         1,149,109   $        2,617,952*  $         4,136,650*
      Repurchase agreement++                                                         --               33,571                48,736
      Affiliated investment, at value++                                          62,491               27,965                53,153
      Cash                                                                          101                  999                    --
      Foreign currency, at value+++                                                  --                   --                    --
      Restricted cash held for securities sold short                              1,405                   --                    --
      Receivable for investment securities sold                                  16,358               13,694                14,494
      Receivable for fund shares sold                                            13,369                  789                 1,671
      Dividends and interest receivable                                           1,630                2,255                 5,332
      Receivable for variation margin                                                46                   --                     4
      Unrealized gain on swap contracts                                              61                   --                    --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                            1,244,570            2,697,225             4,260,040
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                       --              307,903               446,989
      Payable for securities sold short+++++                                    106,731                   --                    --
      Payable for investment securities purchased                                48,220                7,702                 8,534
      Payable for fund shares redeemed                                            6,199                1,808                 8,246
      Investment advisory fees payable                                              340                  591                   874
      Payable for variation margin                                                  312                   39                    57
      Administration fees payable                                                   302                  675                 1,083
      Shareholder servicing fees payable Class A                                    175                  338                   744
      Shareholder servicing fees payable Class I                                     --                   --                     6
      Overdraft of Foreign currency, at value+++                                     62                   --                    --
      Options written, at value++++                                                  58                   --                    --
      Administration servicing fees payable Class I                                  --                   --                     6
      Payable to custodian                                                           --                   --                    92
      Accrued expense payable                                                        49                  104                    --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                         162,448              319,160               466,631
-----------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                    $         1,082,122   $        2,378,065   $         3,793,409
-----------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                           1,114,489            2,162,749             3,418,706
   ++ Cost of affiliated investments                                             62,491               27,965                53,153
  +++ Cost of foreign currency                                                      (61)                  --                    --
 ++++ Premiums received                                                             (71)                  --                    --
+++++ Proceeds from securities sold short                                      (110,307)                  --                    --
    * Includes market value of securities on loan                                    --              297,902               432,010

NET ASSETS:
      Paid-in-Capital (unlimited authorization -- no par value)     $         1,044,055   $        2,329,737   $         2,752,457
      Undistributed net investment income (Accumulated net
         investment loss)                                                         3,146                5,081                15,171
      Accumulated net realized gain (loss) on investments
         securities sold short, option contracts, futures, credit
         default swaps and foreign currency                                      (8,086)            (446,072)              257,924
      Net unrealized appreciation on investments, securities
         sold short and option contracts                                         38,209              488,774               766,680
      Net unrealized appreciation on futures contracts                            4,739                  545                 1,177
      Net unrealized appreciation on swaps                                           61                   --                    --
      Net unrealized depreciation on forward foreign currency
         contracts, foreign currencies and translation of other
         assets and liabilities denominated in foreign currencies                    (2)                  --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                          $         1,082,122   $        2,378,065   $         3,793,409
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class A                                                 $             10.38   $            12.68   $             23.54
                                                                      ($1,082,101,040 /    ($2,373,507,457 /     ($3,762,101,302 /
                                                                     104,214,564 shares)  187,205,437 shares)   159,794,523 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class I                                                 $             10.38                  N/A   $             23.52
                                                                             ($20,828 /                             ($31,307,443 /
                                                                           2,006 shares)                          1,330,825 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class Y                                                                 N/A   $            12.79                   N/A
                                                                                               ($4,557,740 /
                                                                                              356,285 shares)
-----------------------------------------------------------------------------------------------------------------------------------

Amounts  designated  as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
164         SEI Institutional Managed Trust / Annual Report / September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                               LARGE CAP        TAX-MANAGED               SMALL               SMALL
                                                                  GROWTH          SMALL CAP           CAP VALUE          CAP GROWTH
                                                                    FUND               FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                   $3,676,752*          $386,079*         $1,396,449*         $1,419,327*
      Repurchase agreement++                                      38,715             46,000              32,551              40,237
      Affiliated investment, at value++                           50,022             17,661              46,758              32,333
      Cash                                                             1                 --                 353                  --
      Foreign currency, at value+++                                   --                 --                  --                  55
      Restricted cash held for securities sold short                  --                 --                  --                  --
      Receivable for investment securities sold                   52,031              3,310              13,765              14,471
      Receivable for fund shares sold                              1,432                201               1,809               2,084
      Dividends and interest receivable                            1,866                289               1,551                 640
      Receivable for variation margin                                 --                 --                   1                  --
      Unrealized gain on swap contracts                               --                 --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                             3,820,819            453,540           1,493,237           1,509,147
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                   355,074            134,731             298,544             369,037
      Payable for securities sold short+++++                          --                 --                  --                  --
      Payable for investment securities purchased                 40,593              3,771              15,453              13,280
      Payable for fund shares redeemed                             7,126                213               3,427               2,364
      Investment advisory fees payable                               958                128                 624                 586
      Payable for variation margin                                    38                105                 231                 165
      Administration fees payable                                    975                 89                 337                 321
      Shareholder servicing fees payable Class A                     363                 62                  91                  82
      Shareholder servicing fees payable Class I                       5                 --                   3                   2
      Overdraft of Foreign currency, at value+++                      --                 --                  --                  --
      Options written, at value++++                                   --                 --                  --                  --
      Administration servicing fees payable Class I                    5                 --                   3                   2
      Payable to custodian                                            --                 92                  --                  18
      Accrued expense payable                                        153                 16                  53                  51
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                          405,290            139,207             318,766             385,908
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                              $3,415,529           $314,333          $1,174,471          $1,123,239
------------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements            3,271,272            387,427           1,265,746           1,415,862
   ++ Cost of affiliated investments                              50,022             17,661              46,758              32,333
  +++ Cost of foreign currency                                        --                 --                  --                  54
 ++++ Premiums received                                               --                 --                  --                  --
+++++ Proceeds from securities sold short                             --                 --                  --                  --
    * Includes market value of securities on loan                343,450            126,837             284,278             352,968

NET ASSETS:
      Paid-in-Capital (unlimited authorization --
         no par value)                                        $4,352,237           $251,117          $  913,952          $1,129,530
      Undistributed net investment income
         (Accumulated net investment loss)                           840                298               1,155                 (11)
      Accumulated net realized gain (loss) on
         investments securities sold short, option
         contracts, futures, credit default swaps
         and foreign currency                                 (1,382,518)            17,967              95,368             (50,515)
      Net unrealized appreciation on investments,
         securities sold short and option contracts              444,195             44,652             163,254              43,702
      Net unrealized appreciation on futures
         contracts                                                   775                299                 742                 533
      Net unrealized appreciation on swaps                            --                 --                  --                  --
      Net unrealized depreciation on forward
         foreign currency contracts, foreign
         currencies and translation of other assets
         and liabilities denominated in foreign
         currencies                                                   --                 --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                    $3,415,529           $314,333          $1,174,471          $1,123,239
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price
   Per Share -- Class A                                       $    19.95           $  13.10          $    21.28          $   18.56
                                                       ($3,387,749,267 /    ($314,333,197 /   ($1,160,178,016 /   ($1,111,328,666 /
                                                      169,782,462 shares) 24,000,004 shares)  54,507,844 shares)  59,865,332 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price
   Per Share -- Class I                                       $    19.75                N/A          $    21.21          $    18.32
                                                          ($27,779,371 /                         ($14,293,469 /      ($11,909,930 /
                                                        1,406,765 shares)                        673,982 shares)     650,123 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price
   Per Share -- Class Y                                              N/A                N/A                 N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         165

Statements of Assets and Liabilities ($ Thousands)


September 30, 2006

------------------------------------------------------------------------------------------------------------------------------
                                                                                            U.S. MANAGED       GLOBAL MANAGED
                                                                            MID-CAP           VOLATILITY           VOLATILITY
                                                                               FUND                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                                 $97,502*            $273,105              $89,262
      Repurchase agreement+                                                   1,204                   --                   --
      Affiliated investment, at value++                                       2,521               28,597                3,107
      Cash                                                                       --                   19                3,143
      Foreign currency, at value+++                                              --                   --                  216
      Receivable for shareholder servicing fees                                  --                   --                   --
      Receivable for investment securities sold                                  --                   --                   --
      Receivable for fund shares sold                                            35                1,861                1,439
      Dividends and interest receivable                                         122                  393                  163
      Receivable for variation margin                                            --                   --                    9
      Unrealized gain on swap contracts                                          --                   --                   --
      Unrealized gain on forward foreign currency contracts                      --                   --                  270
------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                          101,384              303,975               97,609
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                               11,036                   --                   --
      Payable for investment securities purchased                                --                   --                2,548
      Payable for fund shares redeemed                                           53                  158                   20
      Payable for variation margin                                               13                   27                    3
      Administration fees payable                                                26                   82                   26
      Investment advisory fees payable                                           29                  126                   32
      Shareholder servicing fees payable Class A                                 14                   46                   18
      Shareholder servicing fees payable Class I                                 --                   --                   --
      Overdraft of foreign currency, at value+++                                 --                   --                   --
      Options written, at value++++                                              --                   --                   --
      Administration servicing fees payable Class I                              --                   --                   --
      Payable to custodian                                                       --                   --                   --
      Income distribution payable                                                --                   --                   --
      Unrealized loss on foreign currency contracts                              --                   --                    3
      Unrealized loss on foreign spot currency contracts                         --                   --                    2
      Unrealized loss on swap contracts                                          --                   --                   --
      Accrued expense payable                                                     5                   13                    6
------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                      11,176                  452                2,658
------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                            $90,208             $303,523              $94,951
------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                          90,830              256,782               87,158
   ++ Cost of affiliated investments                                          2,521               28,597                3,107
  +++ Cost of foreign currency                                                   --                   --                  217
 ++++ Premiums received                                                          --                   --                   --
    * Includes market value of securities on loan                            10,618                   --                   --

NET ASSETS:
      Paid-in-Capital (unlimited authorization
         -- no par value)                                                   $76,653             $279,777              $91,787
      Undistributed (Distributions in excess of) net
         investment income                                                      128                  662                  578
      Accumulated net realized gain (loss) on
         investments, option contracts, futures,
         credit default swaps and foreign currency                            5,555                6,524                  148
      Net unrealized appreciation (depreciation) on
         investments and option contracts                                     7,876               16,323                2,104
      Net unrealized appreciation (depreciation) on
         futures contracts                                                       (4)                 237                   69
      Net unrealized appreciation (depreciation) on swaps                        --                   --                   --
      Net unrealized appreciation (depreciation) on
         forward foreign currency contracts, foreign
         currencies and translation of other assets and
         liabilities denominated in foreign currencies                           --                   --                  265
------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  $90,208             $303,523              $94,951
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
      Share -- Class A                                                      $ 20.40             $  12.02              $ 10.37
                                                                     ($90,208,058 /      ($303,523,095 /       ($94,950,746 /
                                                                   4,422,367 shares)   25,248,034 shares)    9,157,230 shares)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
      Share -- Class I                                                          N/A                  N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------

Amounts  designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
166         SEI Institutional Managed Trust / Annual Report / September 30, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                                   REAL ESTATE             ENHANCED             CORE FIXED             HIGH YIELD
                                                          FUND          INCOME FUND            INCOME FUND              BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                           $168,483             $214,121             $5,584,067*            $1,098,062*
      Repurchase agreement+                                 --               20,100                353,968                  9,437
      Affiliated investment, at value++                  8,697               22,319                106,105                 36,003
      Cash                                                  --                  122                     --                     --
      Foreign currency, at value+++                         --                   --                     --                     --
      Receivable for shareholder
         servicing fees                                     --                   45                     --                     --
      Receivable for investment securities
         sold                                              378                   --                496,883                  8,324
      Receivable for fund shares sold                   20,675                2,040                  6,529                  4,167
      Dividends and interest receivable                    581                1,329                 32,355                 18,993
      Receivable for variation margin                       --                   28                    142                     --
      Unrealized gain on swap contracts                     --                   --                     --                    967
      Unrealized gain on forward foreign
         currency contracts                                 --                  804                     99                     --
----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                     198,814              260,908              6,580,148              1,175,953
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities
         loaned                                             --                   --                729,763                 86,544
      Payable for investment securities
         purchased                                       4,553               24,338              1,494,348                 17,810
      Payable for fund shares redeemed                     138                   22                 12,296                  1,151
      Payable for variation margin                          --                   --                    217                     --
      Administration fees payable                           48                   63                    981                    302
      Investment advisory fees payable                      82                   72                    922                    352
      Shareholder servicing fees payable
         Class A                                            27                   --                    151                     31
      Shareholder servicing fees payable
         Class I                                            --                   --                      2                     --
      Overdraft of foreign currency, at
         value+++                                           --                   --                    196                     --
      Options written, at value++++                         --                   --                  1,479                     --
      Administration servicing fees
         payable Class I                                    --                   --                      2                     --
      Payable to custodian                               1,285                   --                 30,582                    376
      Income distribution payable                           --                   --                    921                    599
      Unrealized loss on foreign currency
         contracts                                          --                  398                    529                     --
      Unrealized loss on foreign spot
         currency contracts                                 --                   --                     --                     --
      Unrealized loss on swap contracts                     --                   --                    104                     --
      Accrued expense payable                                7                   34                    311                     77
----------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                  6,140               24,927              2,272,804                107,242
----------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                      $192,674             $235,981             $4,307,344             $1,068,711
----------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase
         agreements                                    130,982              233,879              5,912,539              1,111,923
   ++ Cost of affiliated investments                     8,697               22,319                106,105                 36,003
  +++ Cost of foreign currency                              --                   --                   (197)                    --
 ++++ Premiums received                                     --                   --                   (865)                    --
    * Includes market value of securities
         on loan                                            --                   --                700,716                 81,130

NET ASSETS:
      Paid-in-Capital (unlimited
         authorization -- no par value)               $146,617             $233,661             $4,354,333             $1,241,420
      Undistributed (Distributions in
         excess of) net investment income                  571                2,050                   (448)                   215
      Accumulated net realized gain (loss)
         on investments, option contracts,
         futures, credit default swaps and
         foreign currency                                7,985                 (263)               (71,981)              (169,467)
      Net unrealized appreciation
         (depreciation) on investments and
         option contracts                               37,501                  342                 24,882                 (4,424)
      Net unrealized appreciation
         (depreciation) on futures
         contracts                                          --                 (215)                 1,086                     --
      Net unrealized appreciation
         (depreciation) on swaps                            --                   --                   (104)                   967
      Net unrealized appreciation
         (depreciation) on forward foreign
         currency contracts, foreign
         currencies and translation of
         other assets and liabilities
         denominated in foreign currencies                  --                  406                   (424)                    --
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                            $192,674             $235,981             $4,307,344             $1,068,711
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and
      Redemption Price Per
      Share -- Class A                                $  18.43             $  10.11             $    10.29             $     8.38
                                               ($192,673,928 /      ($235,981,449 /      ($4,293,308,971 /      ($1,068,710,650 /
                                             10,453,595 shares)   23,338,508 shares)    417,222,101 shares)    127,477,429 shares)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and
      Redemption Price Per
      Share -- Class I                                     N/A                  N/A             $    10.29                    N/A
                                                                                            ($14,034,550 /
                                                                                          1,364,431 shares)
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         167

Statements of Operations ($ Thousands)


For the year or period ended September 30, 2006

---------------------------------------------------------------------------------------------------------------
                                                                      LARGE CAP      TAX-MANAGED     LARGE CAP
                                                              DIVERSIFIED ALPHA        LARGE CAP         VALUE
                                                                           FUND(1)          FUND          FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                            $ 9,218         $ 38,410      $ 93,837
   Dividends from Affiliated Registered Investment Company*               2,148            1,408         3,088
   Interest Income                                                        5,692              184           172
   Income from Securities Lending                                            --              306           482
   Less: Foreign Taxes Withheld                                             (12)             (27)          (72)
---------------------------------------------------------------------------------------------------------------
   Total Investment Income                                               17,046           40,281        97,507
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                               2,987            9,115        13,486
   Administration Fees                                                    2,613            7,965        13,486
   Shareholder Servicing Fees Class A                                     1,867            5,684         9,564
   Shareholder Servicing Fees Class I                                        --               --            69
   Shareholder Servicing Fees Class Y                                        --                7            --
   Administration Servicing Fees Class I                                     --               --            69
   Trustees' Fees                                                             8               28            51
   Dividend Expense                                                         653               --            --
   Interest Expense on Securities Sold Short                                428               --            --
   Printing Fees                                                             52              115           160
   Custodian/Wire Agent Fees                                                 49              140           194
   Professional Fees                                                         36               96           107
   Registration Fees                                                          7               24            78
   Other Expenses                                                             2               48            81
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         8,702           23,222        37,345
---------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                                      (101)          (2,185)       (2,702)
   Waiver of Shareholder Servicing Fees Class A                            (425)          (1,315)       (1,063)
   Waiver of Shareholder Servicing Fees Class I                              --               --            (9)
   Waiver of Shareholder Servicing Fees Class Y                              --               (3)           --
   Fees Paid Indirectly                                                      --             (138)         (365)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           8,176           19,581        33,206
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              8,870           20,700        64,301
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                           (8,455)          60,075       331,552
   Securities Sold Short                                                    149               --            --
   Futures Contracts                                                        443              169        11,391
   Written Options                                                          (16)              --            --
   Swap Contracts                                                           521               --            --
   Foreign Currency Transactions                                             (1)              --            --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                           34,620          105,293        77,594
   Securities Sold Short                                                  3,576               --            --
   Futures Contracts                                                      4,739              663         1,309
   Written Options                                                           13               --            --
   Swap Contracts                                                            61               --            --
   Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency                            (2)              --            --
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              $44,518         $186,900      $486,147
---------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.
*     See Note 3 in Notes to Financial Statements.
(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
168         SEI Institutional Managed Trust / Annual Report / September 30, 2006

------------------------------------------------------------------------------------------------------------------
                                                              LARGE CAP    TAX-MANAGED        SMALL         SMALL
                                                                 GROWTH      SMALL CAP    CAP VALUE    CAP GROWTH
                                                                   FUND           FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                   $ 34,565        $ 2,581     $ 13,603      $  4,932
   Dividends from Affiliated Registered Investment Company*       2,736            739        1,385         1,628
   Interest Income                                                  362             23          137           177
   Income from Securities Lending                                   438            201          717         1,339
   Less: Foreign Taxes Withheld                                     (19)            (3)          (9)          (58)
------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                       38,082          3,541       15,833         8,018
------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                      14,683          1,917        7,267         7,323
   Administration Fees                                           12,847          1,032        3,913         3,943
   Shareholder Servicing Fees Class A                             9,109            737        2,761         2,787
   Shareholder Servicing Fees Class I                                68             --           34            30
   Shareholder Servicing Fees Class Y                                --             --           --            --
   Administration Servicing Fees Class I                             68             --           34            30
   Trustees' Fees                                                    49              4           14            14
   Dividend Expense                                                  --             --           --            --
   Interest Expense on Securities Sold Short                         --             --           --            --
   Printing Fees                                                    185             15           56            56
   Custodian/Wire Agent Fees                                        244             18           69            78
   Professional Fees                                                156             12           47            47
   Registration Fees                                                 47              1           12            11
   Other Expenses                                                    86             13           25            23
------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                37,542          3,749       14,232        14,342
------------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                            (2,094)          (371)          (7)         (126)
   Waiver of Shareholder Servicing Fees Class A                  (3,511)            (3)      (1,496)       (1,475)
   Waiver of Shareholder Servicing Fees Class I                     (27)            --          (18)          (16)
   Waiver of Shareholder Servicing Fees Class Y                      --             --           --            --
   Fees Paid Indirectly                                            (289)          (101)        (267)         (190)
------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                  31,621          3,274       12,444        12,535
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      6,461            267        3,389        (4,517)
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                  124,751         22,077      125,184        59,251
   Securities Sold Short                                             --             --           --            --
   Futures Contracts                                              4,934            (67)         (25)         (807)
   Written Options                                                   --             --           --            --
   Swap Contracts                                                    --             --           --            --
   Foreign Currency Transactions                                     --             --          (16)          (12)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                   27,167         (7,494)     (20,513)      (16,185)
   Securities Sold Short                                             --             --           --            --
   Futures Contracts                                                863            297          878           654
   Written Options                                                   --             --           --            --
   Swap Contracts                                                    --             --           --            --
   Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency                    --             --           --            --
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $164,176        $15,080     $108,897      $ 38,384
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         169

Statements of Operations ($ Thousands)


For the year or period ended September 30, 2006

------------------------------------------------------------------------------------------------------------
                                                                          U.S. MANAGED     GLOBAL MANAGED
                                                               MID-CAP      VOLATILITY         VOLATILITY
                                                                  FUND            FUND               FUND(1)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                   $ 1,442         $ 3,887             $  340
   Dividends from Affiliated Registered Investment Company*        129             624                 22
   Interest Income                                                   7              30                  3
   Income from Securities Lending                                   24              --                 --
   Less: Foreign Taxes Withheld                                     --             (34)               (18)
------------------------------------------------------------------------------------------------------------
   Total Investment Income                                       1,602           4,507                347
------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                        382           1,453                 97
   Administration Fees                                             334             782                 52
   Shareholder Servicing Fees Class A                              239             559                 37
   Shareholder Servicing Fees Class I                               --              --                 --
   Administration Servicing Fees Class I                            --              --                 --
   Trustees' Fees                                                    1               2                 --
   Custodian/Wire Agent Fees                                        14              12                  2
   Printing Fees                                                     5              12                  2
   Professional Fees                                                 4               9                  2
   Registration Fees                                                 1               1                  1
   Other Expenses                                                    1               4                  2
------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  981           2,834                195
------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                               (1)           (246)               (29)
   Waiver of Shareholder Servicing Fees Class A                    (16)           (107)                (1)
   Waiver of Shareholder Servicing Fees Class I                     --              --                 --
   Fees Paid Indirectly                                             --              --                 --
   Payment by Affiliate*                                            --              --                 --
------------------------------------------------------------------------------------------------------------
   Net Expenses                                                    964           2,481                165
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              638           2,026                182
------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                   8,938           7,894                151
   Payment by Affiliate*                                            --              --                 --
   Futures Contracts                                               256             646                 13
   Written Options                                                  --              --                 --
   Swap Contracts                                                   --              --                 --
   Foreign Currency Transactions                                    --              --                380
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                  (2,117)          7,854              2,104
   Futures Contracts                                               (16)            206                 69
   Written Options                                                  --              --                 --
   Swap Contracts                                                   --              --                 --
   Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency                   --              --                265
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $ 7,699         $18,626             $3,164
------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.
*     See Note 3 in Notes to Financial Statements.
(1) The Global Managed Volatility and Enhanced Income Funds commenced operations on July 27, 2006.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
170         SEI Institutional Managed Trust / Annual Report / September 30, 2006

-------------------------------------------------------------------------------------------------------------------------
                                                              REAL ESTATE       ENHANCED        CORE FIXED    HIGH YIELD
                                                                     FUND    INCOME FUND(1)    INCOME FUND     BOND FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                      $ 3,064         $   --          $     --      $  5,454
   Dividends from Affiliated Registered Investment Company*           234            170             2,255         1,527
   Interest Income                                                     --          2,110           215,040        91,185
   Income from Securities Lending                                      14             --             1,368           713
   Less: Foreign Taxes Withheld                                        (1)            --               (46)           --
-------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                          3,311          2,280           218,617        98,879
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                           860            148            11,435         5,633
   Administration Fees                                                463            130            11,643         4,044
   Shareholder Servicing Fees Class A                                 331             93            10,364         2,889
   Shareholder Servicing Fees Class I                                  --             --                31            --
   Administration Servicing Fees Class I                               --             --                31            --
   Trustees' Fees                                                       1              1                52            17
   Custodian/Wire Agent Fees                                            6              2               282            83
   Printing Fees                                                        7              5               208            64
   Professional Fees                                                    5              4               177            52
   Registration Fees                                                    1              1                44            15
   Other Expenses                                                       1             23               548           147
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                   1,675            407            34,815        12,944
-------------------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                                 (59)            --              (517)         (880)
   Waiver of Shareholder Servicing Fees Class A                      (128)          (184)           (7,639)       (2,128)
   Waiver of Shareholder Servicing Fees Class I                        --             --               (23)           --
   Fees Paid Indirectly                                               (19)            --                --            --
   Payment by Affiliate*                                               --             --              (239)           --
-------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                     1,469            223            26,397         9,936
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               1,842          2,057           192,220        88,943
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                     10,236            129           (57,259)      (33,205)
   Payment by Affiliate*                                               --             --                --             3
   Futures Contracts                                                   --           (399)           (7,584)       (1,345)
   Written Options                                                     --             --             1,386            --
   Swap Contracts                                                      --             --              (979)         (705)
   Foreign Currency Transactions                                      (11)            --            (1,028)           --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                     23,191            342            25,251        13,043
   Futures Contracts                                                   --           (215)             (411)          181
   Written Options                                                     --             --              (602)           --
   Swap Contracts                                                      --             --               132           967
   Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency                      --            406              (434)           --
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $35,258         $2,320          $150,692      $ 67,882
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         171

Statements of Changes in Net Assets ($ Thousands)


For the years or period ended September 30,

--------------------------------------------------------------------------------------------------------------------------
                                   LARGE CAP DIVERSIFIED            TAX-MANAGED                     LARGE CAP
                                       ALPHA FUND(4)              LARGE CAP FUND                   VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
                                               2006               2006            2005            2006            2005
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)          $    8,870         $   20,700      $   22,722     $    64,301     $    69,593
   Net Realized Gain (Loss) from
     Investments, Securities Sold
     Short, Futures Contracts, Written
     Options and Swap Contracts              (7,358)            60,244          95,780         342,943         272,404(2)
   Net Realized Loss on Foreign
     Currency Transactions                       (1)                --              --              --              --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments, Securities Sold
     Short, Futures Contracts, Written
     Options and Swap Contracts              43,009            105,956         160,927          78,903         283,473
   Net Change in Unrealized
     Depreciation on Foreign Currencies
     and Translation of Other Assets
     and Liabilities Denominated in
     Foreign Currency                            (2)                --              --              --              --
   Payment by Affiliate*                         --                 --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                         44,518            186,900         279,429         486,147         625,470
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                 (5,836)           (19,618)        (22,704)        (64,544)        (68,972)
     Class I                                     --                 --              --            (381)           (308)
     Class Y                                     --                (46)            (58)             --              --
   Net Realized Gains:
     Class A                                     --                 --              --        (246,892)        (23,633)
     Class I                                     --                 --              --          (1,453)           (119)
--------------------------------------------------------------------------------------------------------------------------
   Total Dividends and
     Distributions                           (5,836)           (19,664)        (22,762)       (313,270)        (93,032)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares
       Issued                             1,157,412            412,756         380,056         590,885         713,922
     Reinvestment of
       Dividends &
       Distributions                          5,833             18,614          21,568         295,797          87,568
     Cost of Shares Redeemed               (119,826)          (397,596)       (462,655)     (1,526,556)     (1,253,909)(3)
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net
     Assets Derived from
     Class A Transactions                 1,043,419             33,774         (61,031)       (639,874)       (452,419)
--------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares
       Issued                                    21                 --              --          10,321           5,971
     Reinvestment of
       Dividends &
       Distributions                             --                 --              --           1,775             415
     Cost of Shares Redeemed                     --                 --              --          (7,142)         (4,608)
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net
     Assets Derived from
     Class I Transactions                        21                 --              --           4,954           1,778
--------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares
       Issued                                    --                161               7              --              --
     Reinvestment of
       Dividends &
       Distributions                             --                 46              58              --              --
   Cost of Shares Redeemed                       --             (1,104)           (541)             --              --
--------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets
     Derived from Class Y
     Transactions                                --               (897)           (476)             --              --
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net
     Assets Derived from
     Capital Share Transactions           1,043,440             32,877         (61,507)       (634,920)       (450,641)
--------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets                           1,082,122            200,113         195,160        (462,043)         81,797
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                      --          2,177,952       1,982,792       4,255,452       4,173,655
--------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                    $1,082,122         $2,378,065      $2,177,952     $ 3,793,409     $ 4,255,452
--------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET
     INVESTMENT INCOME/
     (ACCUMULATED NET
     INVESTMENT LOSS)
     INCLUDED IN NET ASSETS
     AT PERIOD END                       $    3,146         $    5,081      $    4,006     $    15,171     $    15,715
--------------------------------------------------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1)   See Note 4 in Notes to Financial Statements for additional information.
(2)   Includes realized gain of $306,542 due to in-kind redemption (see Note 9).
(3)   Includes redemptions as a result of in-kind transaction of securities (see
      Note 9).
(4) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.
Amounts designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
172         SEI Institutional Managed Trust / Annual Report / September 30, 2006

------------------------------------------------------------------------------------------------------------------------------
                                                                             LARGE CAP                    TAX-MANAGED
                                                                            GROWTH FUND                 SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                           2006            2005           2006          2005
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                                     $     6,461     $    18,547       $    267      $   (416)
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                                 129,685         159,985         22,010        17,111
   Net Realized Loss on Foreign Currency
     Transactions                                                            --              --             --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                                          28,030         297,342         (7,197)       28,494
   Net Change in Unrealized Depreciation
     on Foreign Currencies and Translation
     of Other Assets and Liabilities
     Denominated in Foreign Currency                                         --              --             --            --
   Payment by Affiliate*                                                     --               2             --            --
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                           164,176         475,876         15,080        45,189
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                             (6,263)        (17,804)            --            --
     Class I                                                                 --            (111)            --            --
     Class Y                                                                 --              --             --            --
   Net Realized Gains:
     Class A                                                                 --              --        (15,044)      (15,584)
     Class I                                                                 --              --             --            --
------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                     (6,263)        (17,915)       (15,044)      (15,584)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                                        645,544         678,539         79,945        58,769
     Reinvestment of Dividends & Distributions                            5,960          16,943         14,133        14,572
     Cost of Shares Redeemed                                         (1,425,125)       (992,030)       (49,300)      (48,286)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                                         (773,621)       (296,548)        44,778        25,055
------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                          7,533           5,995             --            --
     Reinvestment of Dividends & Distributions                               --             109             --            --
     Cost of Shares Redeemed                                            (10,332)         (8,152)            --            --
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                                           (2,799)         (2,048)            --            --
------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                                             --              --             --            --
     Reinvestment of Dividends & Distributions                               --              --             --            --
   Cost of Shares Redeemed                                                   --              --             --            --
------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class Y Transactions                                               --              --             --            --
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                                   (776,420)       (298,596)        44,778        25,055
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                               (618,507)        159,365         44,814        54,660
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                           4,034,036       3,874,671        269,519       214,859
------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                               $ 3,415,529     $ 4,034,036       $314,333      $269,519
------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
     (ACCUMULATED NET INVESTMENT LOSS)
     INCLUDED IN NET ASSETS AT PERIOD END                           $       840     $       632       $    298      $     --
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                             SMALL CAP                     SMALL CAP
                                                                            VALUE FUND                    GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                           2006            2005           2006          2005
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                                      $    3,389      $    2,739     $   (4,517)   $   (6,167)
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                                 125,159         120,394         58,444       103,912
   Net Realized Loss on Foreign Currency
     Transactions                                                           (16)             --            (12)         (112)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                                         (19,635)         72,742        (15,531)       74,132
   Net Change in Unrealized Depreciation
     on Foreign Currencies and Translation
     of Other Assets and Liabilities
     Denominated in Foreign Currency                                         --              --             --            --
   Payment by Affiliate*                                                     --              --             --            --
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                           108,897         195,875         38,384       171,765
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                             (3,393)         (2,588)            --            --
     Class I                                                                (17)             (9)            --            --
     Class Y                                                                 --              --             --            --
   Net Realized Gains:
     Class A                                                           (110,921)       (145,253)            --            --
     Class I                                                             (1,326)         (1,314)            --            --
------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                   (115,657)       (149,164)            --            --
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                                        294,921         249,447        383,822       281,272
     Reinvestment of Dividends & Distributions                          109,275         140,124             --            --
     Cost of Shares Redeemed                                           (303,550)       (311,616)      (368,970)     (363,804)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
      Transactions                                                      100,646          77,955         14,852       (82,532)
------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                          5,461           6,593          4,279         5,104
     Reinvestment of Dividends & Distributions                            1,325           1,308             --            --
     Cost of Shares Redeemed                                             (5,103)         (3,102)        (3,766)       (4,136)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class I
      Transactions                                                        1,683           4,799            513           968
------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                                             --              --             --            --
     Reinvestment of Dividends & Distributions                               --              --             --            --
   Cost of Shares Redeemed                                                   --              --             --            --
------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Class Y Transactions                  --              --             --            --
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Capital Share
     Transactions                                                       102,329          82,754         15,365       (81,564)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                 95,569         129,465         53,749        90,201
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                           1,078,902         949,437      1,069,490       979,289
------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                                $1,174,471      $1,078,902     $1,123,239    $1,069,490
------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/(ACCUMULATED NET
     INVESTMENT LOSS) INCLUDED IN NET ASSETS AT PERIOD END           $    1,155      $      654     $      (11)   $     (113)
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         173

Statements of Changes in Net Assets ($ Thousands)

For the years or period ended September 30,

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           U.S. MANAGED          GLOBAL MANAGED
                                                               MID-CAP FUND             VOLATILITY FUND(2)      VOLATILITY FUND(4)
-----------------------------------------------------------------------------------------------------------------------------------
                                                               2006          2005         2006          2005              2006
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                   $    638      $    176     $  2,026      $    909           $   182
   Net Realized Gain (Loss) on Investments,
      Options, Written Options, Futures Contracts
      and Swap Contracts                                      9,194         8,565        8,540         2,303               164
   Net Realized Gain (Loss) on Foreign Currency
      Transactions                                               --            --           --            --               380
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Options,
      Written Options, Futures Contracts and
      Swap Contracts                                         (2,133)        4,995        8,060         8,500             2,173
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currencies and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                            --            --           --            --               265
   Payment by Affiliate*                                         --            --           --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                 7,699        13,736       18,626        11,712             3,164
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                  (598)         (174)      (1,689)         (631)               --
      Class I                                                    --            --           --            --                --
      Class Y                                                    --            --           --            --                --
   Net Realized Gains:
      Class A                                                (6,634)       (5,707)      (2,511)          (10)               --
      Class I                                                    --            --           --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                         (7,232)       (5,881)      (4,200)         (641)               --
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
      Proceeds from Shares Issued                            79,066        51,196      203,861       164,307(3)         97,370
      Reinvestment of Dividends & Distributions               6,635         5,126        4,138           634                --
      Cost of Shares Redeemed                               (67,122)      (46,657)     (78,949)      (15,965)           (5,583)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                              18,579         9,665      129,050       148,976            91,787
-----------------------------------------------------------------------------------------------------------------------------------
   Class I:
      Proceeds from Shares Issued                                --            --           --            --                --
      Reinvestment of Dividends & Distributions                  --            --           --            --                --
      Cost of Shares Redeemed                                    --            --           --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Class I Transactions                                  --            --           --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                        18,579         9,665      129,050       148,976            91,787
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                     19,046        17,520      143,476       160,047            94,951
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                  71,162        53,642      160,047            --                --
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                      $ 90,208      $ 71,162     $303,523      $160,047           $94,951
-----------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
      (DISTRIBUTIONS IN EXCESS OF NET
      INVESTMENT INCOME) INCLUDED IN
      NET ASSETS AT PERIOD END                             $    128      $     60     $    662      $    307           $   578
-----------------------------------------------------------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.
(1) See Note 4 in the Notes to Financial Statements for additional information.
(2)   The U.S. Managed Volatility Fund commenced operations on October 28, 2004.
(3)   Includes subscriptions as a result of in-kind transfers of securities (see
      Note 9).
(4) The Global Managed Volatility and Enhanced Income Funds commenced operations on July 27, 2006.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
174         SEI Institutional Managed Trust / Annual Report / September 30, 2006

------------------------------------------------------------------------------------------------------
                                                                REAL ESTATE               ENHANCED
                                                                    FUND               INCOME FUND(4)
------------------------------------------------------------------------------------------------------
                                                                2006           2005            2006
------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                    $  1,842       $  1,299        $  2,057
   Net Realized Gain (Loss) on Investments,
      Options, Written Options, Futures Contracts
      and Swap Contracts                                      10,236          3,078            (270)
   Net Realized Gain (Loss) on Foreign Currency
      Transactions                                               (11)            --              --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Options,
      Written Options, Futures Contracts and
      Swap Contracts                                          23,191         11,944             127
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currencies and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                             --             --             406
   Payment by Affiliate*                                          --             --              --
------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                 35,258         16,321           2,320
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                 (2,763)        (1,134)             --
      Class I                                                     --             --              --
      Class Y                                                     --             --              --
   Net Realized Gains:
      Class A                                                 (3,510)        (1,045)             --
      Class I                                                     --             --              --
------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                          (6,273)        (2,179)             --
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
      Proceeds from Shares Issued                            133,772         68,657         249,264
      Reinvestment of Dividends & Distributions                6,040          2,109              --
      Cost of Shares Redeemed                                (72,528)       (23,511)        (15,603)
------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                               67,284         47,255         233,661
------------------------------------------------------------------------------------------------------
   Class I:
      Proceeds from Shares Issued                                 --             --              --
      Reinvestment of Dividends & Distributions                   --             --              --
      Cost of Shares Redeemed                                     --             --              --
------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Class I Transactions                                   --             --              --
------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                         67,284         47,255         233,661
------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                      96,269         61,397         235,981
------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                   96,405         35,008              --
------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                       $192,674       $ 96,405        $235,981
------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
      (DISTRIBUTIONS IN EXCESS OF NET
      INVESTMENT INCOME) INCLUDED IN
      NET ASSETS AT PERIOD END                              $    571       $    484        $  2,050
------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                  CORE FIXED                     HIGH YIELD
                                                                 INCOME FUND                     BOND FUND
---------------------------------------------------------------------------------------------------------------------
                                                                2006           2005              2006           2005
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                 $   192,220    $   156,497       $    88,943     $  100,497
   Net Realized Gain (Loss) on Investments,
      Options, Written Options, Futures Contracts
      and Swap Contracts                                     (64,436)        24,010           (35,255)         6,127
   Net Realized Gain (Loss) on Foreign Currency
      Transactions                                            (1,028)           469                --             --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Options,
      Written Options, Futures Contracts and
      Swap Contracts                                          24,370        (68,716)           14,191        (21,064)
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currencies and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                           (434)            10                --             --
   Payment by Affiliate*                                                         --                 3             --
---------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                150,692        112,270            67,882         85,560
---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                               (193,342)      (159,782)          (89,029)      (100,331)
      Class I                                                   (551)          (423)               --             --
      Class Y                                                     --             --                --             --
   Net Realized Gains:
      Class A                                                (13,424)       (35,292)               --             --
      Class I                                                    (40)           (93)               --             --
---------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                        (207,357)      (195,590)          (89,029)      (100,331)
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
      Proceeds from Shares Issued                          1,114,502        921,351           483,558        717,406
      Reinvestment of Dividends & Distributions              194,414        182,677            81,500         94,053
      Cost of Shares Redeemed                             (1,053,127)      (994,004)       (1,075,121)      (394,321)
---------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                              255,789        110,024          (510,063)       417,138
---------------------------------------------------------------------------------------------------------------------
   Class I:
      Proceeds from Shares Issued                              6,246          5,179                --             --
      Reinvestment of Dividends & Distributions                  589            509                --             --
      Cost of Shares Redeemed                                 (5,605)        (2,887)               --             --
---------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Class I Transactions                                1,230          2,801                --             --
---------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                        257,019        112,825          (510,063)       417,138
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                     200,354         29,505          (531,210)       402,367
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                4,106,990      4,077,485         1,599,921      1,197,554
---------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                    $ 4,307,344    $ 4,106,990       $ 1,068,711     $1,599,921
---------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME/
      (DISTRIBUTIONS IN EXCESS OF NET
      INVESTMENT INCOME) INCLUDED IN
      NET ASSETS AT PERIOD END                           $      (448)   $     1,066       $       215     $       90
---------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         175

Financial Highlights


For the years or periods ended September 30,
For a Share Outstanding Throughout the Periods
--------------------------------------------------------------------------------

                                                   Net
                                              Realized
                                                   and                               Distributions                        Total
                Net Asset          Net      Unrealized                   Dividends            from                   Dividends,
                   Value,   Investment           Gains                    from Net        Realized                Distributions
                Beginning       Income     (Losses) on     Total from   Investment         Capital       Return      and Return
                of Period       (Loss)      Securities     Operations       Income           Gains   of Capital      of Capital
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
   Class A
      2006(2)      $10.00       $ 0.10(1)       $ 0.34(1)      $ 0.44       $(0.06)         $   --       $   --          $(0.06)
   Class I
      2006(3)      $10.28       $ 0.01(1)       $ 0.09(1)      $ 0.10       $   --          $   --       $   --          $   --
TAX-MANAGED LARGE CAP FUND
   Class A
      2006         $11.78       $ 0.11(1)       $ 0.90(1)      $ 1.01       $(0.11)         $   --       $   --          $(0.11)
      2005          10.41         0.12(1)         1.37(1)        1.49        (0.12)             --           --           (0.12)
      2004           9.20         0.08(1)         1.21(1)        1.29        (0.08)             --           --           (0.08)
      2003           7.50         0.08(1)         1.70(1)        1.78        (0.08)             --           --           (0.08)
      2002           9.49         0.06           (1.98)         (1.92)       (0.07)             --           --           (0.07)
   Class Y
      2006         $11.86       $ 0.15(1)       $ 0.89(1)      $ 1.04       $(0.11)         $   --       $   --          $(0.11)
      2005          10.45         0.16(1)         1.38(1)        1.54        (0.13)             --           --           (0.13)
      2004           9.21         0.12(1)         1.20(1)        1.32        (0.08)             --           --           (0.08)
      2003           7.50         0.10(1)         1.71(1)        1.81        (0.10)             --           --           (0.10)
      2002(4)       10.45         0.05           (2.98)         (2.93)       (0.02)             --           --           (0.02)
LARGE CAP VALUE FUND
   Class A
      2006         $22.45       $ 0.37(1)       $ 2.41(1)      $ 2.78       $(0.37)         $(1.32)      $   --          $(1.69)
      2005          19.80         0.35(1)         2.76(1)        3.11        (0.34)          (0.12)          --           (0.46)
      2004          16.81         0.30(1)         2.99(1)        3.29        (0.30)             --           --           (0.30)
      2003          13.94         0.25(1)         2.86(1)        3.11        (0.24)             --           --           (0.24)
      2002          17.39         0.21           (3.26)         (3.05)       (0.21)          (0.19)          --           (0.40)
   Class I
      2006         $22.43       $ 0.31(1)       $ 2.42(1)      $ 2.73       $(0.32)         $(1.32)      $   --          $(1.64)
      2005          19.78         0.29(1)         2.77(1)        3.06        (0.29)          (0.12)          --           (0.41)
      2004          16.80         0.25(1)         2.98(1)        3.23        (0.25)             --           --           (0.25)
      2003          13.94         0.21(1)         2.86(1)        3.07        (0.21)             --           --           (0.21)
      2002          17.39         0.19           (3.28)         (3.09)       (0.17)          (0.19)          --           (0.36)
LARGE CAP GROWTH FUND
   Class A
      2006         $19.23       $ 0.04(1)       $ 0.71(1)      $ 0.75       $(0.03)         $   --       $   --          $(0.03)
      2005          17.13         0.09(1)         2.09(1)        2.18        (0.08)             --           --           (0.08)
      2004          15.77        (0.01)(1)        1.37(1)        1.36           --              --           --              --
      2003          12.97           --(1)         2.81(1)        2.81           --              --        (0.01)          (0.01)
      2002          16.73        (0.04)(1)       (3.72)(1)      (3.76)          --              --           --              --
   Class I
      2006         $19.04       $(0.01)(1)      $ 0.72(1)      $ 0.71       $   --          $   --       $   --          $   --
      2005          17.00         0.04(1)         2.07(1)        2.11        (0.07)             --           --           (0.07)
      2004          15.68        (0.05)(1)        1.37(1)        1.32           --              --           --              --
      2003          12.92        (0.03)(1)        2.79(1)        2.76           --*             --           --              --*
      2002          16.72        (0.07)(1)       (3.73)(1)      (3.80)          --              --           --              --
TAX-MANAGED SMALL CAP FUND
   Class A
      2006         $13.13       $ 0.01(1)       $ 0.68(1)      $ 0.69       $   --          $(0.72)      $   --          $(0.72)
      2005          11.63        (0.02)(1)        2.36(1)        2.34           --           (0.84)          --           (0.84)
      2004          10.00        (0.04)(1)        1.67(1)        1.63           --              --           --              --
      2003           7.54        (0.02)(1)        2.48(1)        2.46           --              --           --              --
      2002           8.15        (0.01)          (0.60)         (0.61)          --              --           --              --
SMALL CAP VALUE FUND
   Class A
      2006         $21.58       $ 0.05(1)       $ 1.97(1)      $ 2.02       $(0.06)         $(2.26)      $   --          $(2.32)
      2005          20.74         0.06(1)         4.02(1)        4.08        (0.05)          (3.19)          --           (3.24)
      2004          17.45         0.03(1)         4.32(1)        4.35        (0.06)          (1.00)          --           (1.06)
      2003          13.99         0.08(1)         3.91(1)        3.99        (0.09)          (0.44)          --           (0.53)
      2002          15.66         0.08           (0.21)         (0.13)       (0.09)          (1.45)          --           (1.54)
   Class I
      2006         $21.52       $   --(1)       $ 1.98(1)      $ 1.98       $(0.03)         $(2.26)      $   --          $(2.29)
      2005          20.71        (0.01)(1)        4.03(1)        4.02        (0.02)          (3.19)          --           (3.21)
      2004          17.44        (0.02)(1)        4.31(1)        4.29        (0.02)          (1.00)          --           (1.02)
      2003          13.99         0.04(1)         3.90(1)        3.94        (0.05)          (0.44)          --           (0.49)
      2002(5)       16.47         0.02           (2.49)         (2.47)       (0.01)             --           --           (0.01)

                                                                                             Ratio of
                                                                           Ratio of          Expenses
                                                                           Expenses        to Average   Ratio of Net
                                                                         to Average        Net Assets     Investment
                                                         Ratio of        Net Assets        (Excluding         Income
                 Net Asset                Net Assets     Expenses        (Excluding         Fees Paid         (Loss)   Portfolio
                Value, End     Total   End of Period   to Average         Fees Paid        Indirectly     to Average    Turnover
                 of Period   Return+    ($Thousands)   Net Assets       Indirectly)      and Waivers)     Net Assets       Rate+
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
   Class A
      2006(2)       $10.38      4.44%     $1,082,101         1.09%+++          1.09%+++          1.16%          1.18%         72%
   Class I
      2006(3)       $10.38      0.97%     $       21         1.08%+++          1.08%+++          1.15%          1.12%         72%
TAX-MANAGED LARGE CAP FUND
   Class A
      2006          $12.68      8.58%     $2,373,507         0.86%             0.87%             1.02%          0.91%         65%
      2005           11.78     14.40       2,172,885         0.86              0.86              1.02           1.08          31
      2004           10.41     14.05       1,977,883         0.85              0.85              1.02           0.83          29
      2003            9.20     23.84       1,757,292         0.85              0.85              1.02           0.85          99
      2002            7.50    (20.44)      1,436,467         0.85              0.85              1.03           0.65          80
   Class Y
      2006          $12.79      8.83%     $    4,558         0.56%             0.57%             0.72%          1.21%         65%
      2005           11.86     14.78           5,067         0.56              0.56              0.72           1.39          31
      2004           10.45     14.41           4,909         0.55              0.55              0.72           1.13          29
      2003            9.21     24.26           3,834         0.55              0.55              0.72           1.17          99
      2002(4)         7.50    (28.05)          2,631         0.55              0.55              0.72           1.03          80
LARGE CAP VALUE FUND
   Class A
      2006          $23.54     13.42%     $3,762,101         0.86%             0.87%             0.97%          1.67%         58%
      2005           22.45     15.87       4,230,717         0.86              0.86              0.97           1.63          44
      2004           19.80     19.66       4,153,475         0.85              0.85              0.97           1.59          46
      2003           16.81     22.55       3,527,686         0.85              0.85              0.97           1.61         106
      2002           13.94    (18.06)      2,896,977         0.85              0.85              0.97           1.23          41
   Class I
      2006          $23.52     13.16%     $   31,308         1.11%             1.12%             1.22%          1.40%         58%
      2005           22.43     15.61          24,735         1.11              1.11              1.22           1.37          44
      2004           19.78     19.33          20,180         1.10              1.10              1.22           1.33          46
      2003           16.80     22.17           9,086         1.10              1.10              1.22           1.36         106
      2002           13.94    (18.24)          6,175         1.10              1.10              1.22           1.01          41
LARGE CAP GROWTH FUND
   Class A
      2006          $19.95      3.92%     $3,387,749         0.86%             0.87%             1.02%          0.18%         89%
      2005           19.23     12.75       4,004,347         0.86              0.86              1.02           0.47          52
      2004           17.13      8.62       3,846,240         0.85              0.85              1.02          (0.03)         36
      2003           15.77     21.66       3,564,487         0.85              0.85              1.02           0.02          72
      2002           12.97    (22.47)      2,904,802         0.85              0.85              1.02          (0.21)         62
   Class I
      2006          $19.75      3.73%     $   27,780         1.11%             1.12%             1.27%         (0.07)%        89%
      2005           19.04     12.42          29,689         1.11              1.11              1.27           0.22          52
      2004           17.00      8.42          28,431         1.10              1.10              1.27          (0.28)         36
      2003           15.68     21.37          12,323         1.10              1.10              1.27          (0.24)         72
      2002           12.92    (22.73)          7,934         1.10              1.10              1.27          (0.41)         62
TAX-MANAGED SMALL CAP FUND
   Class A
      2006          $13.10      5.50%     $  314,333         1.11%             1.14%             1.27%          0.09%         73%
      2005           13.13     20.80         269,519         1.11              1.11              1.27          (0.17)         99
      2004           11.63     16.30         214,859         1.10              1.10              1.27          (0.31)         86
      2003           10.00     32.63         181,773         1.10              1.10              1.27          (0.21)        142
      2002            7.54     (7.48)        143,764         1.10              1.10              1.26          (0.21)         86
SMALL CAP VALUE FUND
   Class A
      2006          $21.28     10.34%     $1,160,178         1.11%             1.13%             1.27%          0.31%         72%
      2005           21.58     21.21       1,066,189         1.11              1.11              1.27           0.27          71
      2004           20.74     25.67         942,037         1.10              1.10              1.27           0.17          89
      2003           17.45     29.28         795,501         1.10              1.10              1.27           0.52          99
      2002           13.99     (2.20)        691,668         1.10              1.10              1.27           0.46          48
   Class I
      2006          $21.21     10.11%     $   14,293         1.36%             1.38%             1.52%          0.06%         72%
      2005           21.52     20.88          12,713         1.36              1.36              1.52          (0.03)         71
      2004           20.71     25.29           7,400         1.35              1.35              1.52          (0.09)         89
      2003           17.44     28.91           2,572         1.35              1.35              1.52           0.23          99
      2002(5)        13.99    (14.99)            727         1.35              1.35              1.52           0.21          48



--------------------------------------------------------------------------------
176         SEI Institutional Managed Trust / Annual Report / September 30, 2006

---------------------------------------------------------------------------------------------------------------------------------
                                                Net
                                           Realized
                                                and                             Distributions
              Net Asset         Net      Unrealized                  Dividends           from          Total
                 Value,  Investment           Gains                   from Net       Realized      Dividends   Net Asset
              Beginning      Income     (Losses) on     Total from  Investment        Capital            and  Value, End    Total
              of Period      (Loss)      Securities     Operations      Income          Gains  Distributions   of Period  Return+
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
   Class A
      2006       $17.86      $(0.07)(1)      $ 0.77(1)      $ 0.70      $   --         $   --         $   --      $18.56     3.92%
      2005        15.14       (0.10)(1)        2.82(1)        2.72          --             --             --       17.86    17.97
      2004        14.11       (0.10)(1)        1.13(1)        1.03          --             --             --       15.14     7.30
      2003         9.62       (0.08)(1)        4.57(1)        4.49          --             --             --       14.11    46.67
      2002        12.35       (0.09)(1)       (2.64)(1)      (2.73)         --             --             --        9.62   (22.11)
   Class I
      2006       $17.67      $(0.12)(1)      $ 0.77(1)      $ 0.65      $   --         $   --         $   --      $18.32     3.68%
      2005        15.02       (0.14)(1)        2.79(1)        2.65          --             --             --       17.67    17.64
      2004        14.03       (0.14)(1)        1.13(1)        0.99          --             --             --       15.02     7.06
      2003         9.59       (0.11)(1)        4.55(1)        4.44          --             --             --       14.03    46.30
      2002        12.35       (0.08)(1)       (2.68)(1)      (2.76)         --             --             --        9.59   (22.35)
MID-CAP FUND
   Class A
      2006       $20.29      $ 0.14(1)       $ 1.49(1)      $ 1.63      $(0.12)        $(1.40)        $(1.52)     $20.40     8.50%
      2005        17.84        0.06(1)         4.61(1)        4.67       (0.06)         (2.16)         (2.22)      20.29    28.15
      2004        14.96        0.09(1)         3.19(1)        3.28       (0.11)         (0.29)         (0.40)      17.84    22.23
      2003        11.74        0.11(1)         3.25(1)        3.36       (0.08)         (0.06)         (0.14)      14.96    28.92
      2002        12.19        0.06           (0.46)(9)      (0.40)      (0.05)            --          (0.05)      11.74    (3.34)
U.S. MANAGED VOLATILITY FUND
   Class A
      2006       $11.41      $ 0.10(1)       $ 0.75(1)      $ 0.85      $(0.09)        $(0.15)        $(0.24)     $12.02     7.64%
      2005(6)     10.00        0.10(1)         1.39(1)        1.49       (0.08)            --*         (0.08)      11.41    14.94
GLOBAL MANAGED VOLATILITY FUND
   Class A
      2006(7)    $10.00      $ 0.02(1)       $ 0.35(1)      $ 0.37      $   --         $   --         $   --      $10.37     3.70%
REAL ESTATE FUND
   Class A
      2006       $14.86      $ 0.23(1)       $ 4.15(1)      $ 4.38      $(0.36)        $(0.45)        $(0.81)     $18.43    30.44%
      2005        11.89        0.27(1)         3.22(1)        3.49       (0.26)         (0.26)         (0.52)      14.86    29.97
      2004(8)     10.00        0.21(1)         1.85(1)        2.06       (0.17)            --          (0.17)      11.89    20.82
ENHANCED INCOME FUND
   Class A
      2006(7)    $10.00      $ 0.10(1)       $ 0.01(1)      $ 0.11      $   --         $   --         $   --      $10.11     1.10%
CORE FIXED INCOME FUND
   Class A
      2006       $10.44      $ 0.47(1)       $(0.11)(1)     $ 0.36      $(0.48)        $(0.03)        $(0.51)     $10.29     3.60%
      2005        10.65        0.40(1)        (0.11)(1)       0.29       (0.41)         (0.09)         (0.50)      10.44     2.83
      2004        10.71        0.37(1)         0.08(1)        0.45       (0.38)         (0.13)         (0.51)      10.65     4.38
      2003        10.67        0.40(1)         0.28(1)        0.68       (0.42)         (0.22)         (0.64)      10.71     6.63
      2002        10.75        0.52            0.08           0.60       (0.52)         (0.16)         (0.68)      10.67     5.89
   Class I
      2006       $10.43      $ 0.45(1)       $(0.11)(1)     $ 0.34      $(0.45)        $(0.03)        $(0.48)     $10.29     3.44%
      2005        10.65        0.38(1)        (0.12)(1)       0.26       (0.39)         (0.09)         (0.48)      10.43     2.48
      2004        10.71        0.34(1)         0.09(1)        0.43       (0.36)         (0.13)         (0.49)      10.65     4.12
      2003        10.67        0.37(1)         0.28(1)        0.65       (0.39)         (0.22)         (0.61)      10.71     6.37
      2002        10.76        0.49            0.07           0.56       (0.49)         (0.16)         (0.65)      10.67     5.53
HIGH YIELD BOND FUND
   Class A
      2006       $ 8.50      $ 0.65(1)       $(0.12)(1)     $ 0.53      $(0.65)        $   --         $(0.65)     $ 8.38     6.51%
      2005         8.58        0.64(1)        (0.08)(1)       0.56       (0.64)            --          (0.64)       8.50     6.71
      2004         8.37        0.67(1)         0.21(1)        0.88       (0.67)            --          (0.67)       8.58    10.84
      2003         7.60        0.68(1)         0.77(1)        1.45       (0.68)            --          (0.68)       8.37    19.88
      2002         7.86        0.70           (0.26)          0.44       (0.70)            --          (0.70)       7.60     5.45

---------------------------------------------------------------------------------------------
                                                           Ratio of
                                             Ratio of      Expenses
                                             Expenses    to Average  Ratio of Net
                                           to Average    Net Assets    Investment
                               Ratio of    Net Assets    (Excluding        Income
               Net Assets      Expenses    (Excluding     Fees Paid        (Loss)   Portfolio
            End of Period    to Average     Fees Paid    Indirectly    to Average    Turnover
             ($Thousands)    Net Assets   Indirectly)  and Waivers)    Net Assets       Rate+
---------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
 Class A
   2006        $1,111,329          1.11%         1.13%         1.27%        (0.40)%        99%
   2005         1,058,413          1.11          1.11          1.27         (0.60)        116
   2004           970,759          1.10          1.10          1.27         (0.63)        124
   2003           875,906          1.10          1.10          1.27         (0.66)        166
   2002           606,999          1.10          1.10          1.27         (0.69)        156
 Class I
   2006        $   11,910          1.36%         1.38%         1.52%        (0.65)%        99%
   2005            11,077          1.36          1.36          1.52         (0.85)        116
   2004             8,530          1.35          1.35          1.52         (0.90)        124
   2003             5,339          1.35          1.35          1.52         (0.91)        166
   2002             1,879          1.35          1.35          1.53         (0.71)        156
MID-CAP FUND
 Class A
   2006        $   90,208          1.01%         1.01%         1.03%         0.67%        135%
   2005            71,162          1.01          1.01          1.03          0.30         137
   2004            53,642          1.00          1.00          1.02          0.53         121
   2003            41,502          1.00          1.00          1.03          0.86         109
   2002            25,499          1.00          1.00          1.02          0.39         222
U.S. MANAGED VOLATILITY FUND
 Class A
   2006        $  303,523          1.11%         1.11%         1.27%         0.91%        133%
   2005(6)        160,047          1.11          1.11          1.27          1.03         102
GLOBAL MANAGED VOLATILITY FUND
 Class A
   2006(7)     $  94,951           1.10%         1.10%         1.30%         1.22%         13%
REAL ESTATE FUND
 Class A
   2006        $  192,674          1.11%         1.12%         1.27%         1.39%         65%
   2005            96,405          1.11          1.11          1.27          1.95          58
   2004(8)         35,008          1.10          1.10          1.30          2.20          98
ENHANCED INCOME FUND
 Class A
   2006(7)     $  235,981          0.60%         0.60%         1.10%         5.54%         70%
CORE FIXED INCOME FUND
 Class A
   2006        $4,293,309          0.63%         0.63%         0.84%         4.62%        478%
   2005         4,094,011          0.61          0.61          0.84          3.83         557
   2004         4,067,065          0.61**        0.61**        0.84          3.52         430
   2003         3,823,429          0.60          0.60          0.84          3.77         470
   2002         3,686,946          0.60          0.60          0.84          4.96         379
 Class I
   2006        $   14,035          0.88%         0.88%         1.09%         4.37%        478%
   2005            12,979          0.86          0.86          1.09          3.60         557
   2004            10,420          0.86**        0.86**        1.09          3.25         430
   2003             5,931          0.85          0.85          1.09          3.46         470
   2002             4,268          0.85          0.85          1.09          4.52         379
HIGH YIELD BOND FUND
 Class A
   2006        $1,068,711          0.86%         0.86%         1.12%         7.69%        126%
   2005         1,599,921          0.86          0.86          1.12          7.46         132
   2004         1,197,554          0.85          0.85          1.11          7.84         179
   2003           976,659          0.85          0.85          1.12          8.50         129
   2002           745,525          0.85          0.85          1.12          8.67         126

  + Returns and turnover rates are for the period indicated and have not been annualized.
+++ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.
  *   Amount represents less than $0.01.
 ** The expense ratio includes the litigation fees paid (see Note 10). Had these fees been excluded the ratio would have been 0.60% and 0.85% for Class A and Class I, respectively.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.
(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.
(4) Commenced operations on April 8, 2002. All ratios for the period have been annualized.
(5) Commenced operations on February 11, 2002. All ratios for the period have been annualized.
(6) Commenced operations on October 28, 2004. All ratios for the period have been annualized.
(7) Commenced operations on July 27, 2006. All ratios for the period have been annualized.
(8) Commenced operations on November 13, 2003. All ratios for the period have been annualized.
(9) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         177

Notes to Financial Statements

September 30, 2006

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 16 Funds: Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility (formerly the Managed Volatility Fund), Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Small/Mid Cap Equity and Real Return Plus Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class I shares of the Large Cap Diversified Alpha, Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Small/Mid Cap Equity and Real Return Plus Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of September 30, 2006, the Small/Mid Cap Equity and Real Return Plus Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

--------------------------------------------------------------------------------
178         SEI Institutional Managed Trust / Annual Report / September 30, 2006

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. Tri-Party Repurchase agreements purchased as collateral for securities on loan are maintained by the securities lending agent (see Note 7). If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The Core Fixed Income Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no reverse repurchase agreements outstanding as of September 30, 2006.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank (formerly Wachovia Bank NA), the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Small Cap Growth, Global Managed Volatility, Enhanced Income and Core Fixed Income Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Core Fixed Income Fund may also engage in currency transactions to enhance the Fund's returns. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Small Cap Growth and Core Fixed Income Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. At the year ended September 30, 2006, the Small Cap Growth Fund did not have any forward foreign currency contracts outstanding.

FUTURES CONTRACTS -- All Funds, with the exception of the Real Estate and High Yield Bond Funds, utilized futures contracts during the year or period ended September 30, 2006. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. Initial margin
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         179

September 30, 2006

deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

OPTION WRITING/PURCHASING -- Each Fund may invest in financial option contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Core Fixed Income Fund may also invest in financial option contracts to enhance the Fund's returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Large Cap Diversified Alpha and Core Fixed Income Funds had option contracts as of September 30, 2006 as disclosed in the Funds' Schedule of Investments.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written option transactions entered into during the year or period ended September 30, 2006 are summarized as follows:

-------------------------------------------------------------------------------
                         Large Cap Diversified Alpha      Core Fixed Income
--------------------------------------------------------------------------------
                           Number of        Premium    Number of        Premium
                           Contracts    ($Thousands)   Contracts   ($Thousands)
--------------------------------------------------------------------------------
Balance at the
  beginning of period             --             $--         812         $  332
Written                          131              71       4,457          2,008
Expired                           --              --      (2,818)        (1,117)
Closing Buys                      --              --        (940)          (358)
--------------------------------------------------------------------------------
Balance at the
  end of period                  131             $71       1,511         $  865
--------------------------------------------------------------------------------
At September 30, 2006, the Large Cap Diversified Alpha and Core Fixed Income Funds had cash and/or securities at least equal to the value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the
--------------------------------------------------------------------------------
180         SEI Institutional Managed Trust / Annual Report / September 30, 2006

Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. The total value of delayed delivery transactions as of September 30, 2006 was $883,808 ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At September 30, 2006, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at September 30, 2006, were as follows:

                                 NUMBER   ACQUISITION   RIGHT TO ACQUIRE           COST   MARKET VALUE   % OF NET
                              OF SHARES          DATE               DATE   ($THOUSANDS)   ($THOUSANDS)     ASSETS
-----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
   BJ's Restaurants              85,800      03/10/05           03/10/05         $1,330         $1,888       0.17%
   North American Oil Sands     300,000      05/30/06           05/30/06          3,277          3,227       0.29
   Parkervision Warrants         17,500      06/20/05           06/20/05             36             33       0.00
   Synenco Energy                37,852      08/19/05           08/19/05            438            513       0.04
   Spatialight                  100,000      01/12/06           01/12/06            262            209       0.02
                                                                                 ------         ------       ----
                                                                                 $5,343         $5,870       0.52%
                                                                                 ======         ======       ====

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Enhanced Income and Real Estate Funds; are declared and paid annually for the Global Managed Volatility Fund; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         181

September 30, 2006

The Large Cap Diversified Alpha, Large Cap Value, Tax-Managed Small Cap, Small Cap Value, Mid-Cap and U.S. Managed Volatility Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

INVESTMENTS IN REITS -- With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and cap ital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (formerly SEI Investments Funds Management) (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha, Tax-Managed Large Cap Class A, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income and High Yield Bond Funds; 0.15% of average daily net assets of the Tax-Managed Large Cap Class Y; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:
--------------------------------------------------------------------------------
                                                                    Voluntary
                                                     Advisory         Expense
                                                         Fees     Limitations
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund, Class A              0.4000%         0.9500%
Large Cap Diversified Alpha Fund, Class I              0.4000          1.2000
Tax-Managed Large Cap Fund, Class A                    0.4000          0.8600
Tax-Managed Large Cap Fund, Class Y                    0.4000          0.5600
Large Cap Value Fund, Class A                          0.3500          0.8600
Large Cap Value Fund, Class I                          0.3500          1.1100
Large Cap Growth Fund, Class A                         0.4000          0.8600
Large Cap Growth Fund, Class I                         0.4000          1.1100
Tax-Managed Small Cap Fund, Class A                    0.6500          1.1100

--------------------------------------------------------------------------------
                                                                    Voluntary
                                                     Advisory         Expense
                                                         Fees     Limitations
--------------------------------------------------------------------------------
Small Cap Value Fund, Class A                          0.6500%         1.1100%
Small Cap Value Fund, Class I                          0.6500          1.3600
Small Cap Growth Fund, Class A                         0.6500          1.1100
Small Cap Growth Fund, Class I                         0.6500          1.3600
Mid-Cap Fund, Class A                                  0.4000          1.0100
U.S. Managed Volatility Fund, Class A                  0.6500          1.1100
Global Managed Volatility Fund, Class A                0.6500          1.1000
Real Estate Fund, Class A                              0.6500          1.1100
Enhanced Income Fund, Class A                          0.4000          0.6000
Core Fixed Income Fund, Class A                        0.2750          0.6400(1)
Core Fixed Income Fund, Class I                        0.2750          0.8900(1)
High Yield Bond Fund, Class A                          0.4875          0.8600
(1) During the current period the sub-adviser reimbursed sub-adviser fees for the Fund. This reimbursement resulted in the Fund running below its expense cap.

As of September 30, 2006, SIMC has entered into investment sub-advisory agreements with the following parties:
--------------------------------------------------------------------------------
Investment Sub-Adviser
--------------------------------------------------------------------------------

LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, Inc.
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Enhanced Investment Technologies, LLC
Quantitative Management Associates LLC
Smith Breeden Associates, Inc.

TAX-MANAGED LARGE CAP FUND
Alliance Capital Management LP
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Goldman Sachs Asset Management, L.P.
LSV Asset Management
Montag and Caldwell, Inc.
Parametric Portfolio Associates
Quantitative Management Associates LLC

LARGE CAP VALUE FUND
Alliance Capital Management LP
Aronson + Johnson + Ortiz, LP
Enhanced Investment Technologies, LLC
LSV Asset Management

LARGE CAP GROWTH FUND
Delaware Management Company
Enhanced Investment Technologies, LLC
Goldman Sachs Asset Management, L.P.
Montag and Caldwell, Inc.
Quantitative Management Associates LLC

TAX-MANAGED SMALL CAP FUND
BlackRock Advisors, Inc.
David J. Greene and Company, LLC
Delaware Management Company
LSV Asset Management
Mazama Capital Management, Inc.
McKinley Capital Management Inc.
Parametric Portfolio Associates

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership
BlackRock Advisors, Inc.
David J. Greene and Company, LLC
LSV Asset Management
--------------------------------------------------------------------------------
182         SEI Institutional Managed Trust / Annual Report / September 30, 2006

--------------------------------------------------------------------------------
Investment Sub-Adviser
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND (CONTINUED)
Lee Munder Investments, Ltd.
Martingale Asset Management, L.P.
PanAgora Asset Management, Inc.*
Weiss, Peck & Greer Investments*
Wellington Management Company, LLP

SMALL CAP GROWTH FUND
Delaware Management Company
Lee Munder Investments, Ltd.
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
McKinley Capital Management Inc.
PanAgora Asset Management, Inc.*
Wellington Management Company, LLP

MID-CAP FUND
Martingale Asset Management, L.P.

U.S. MANAGED VOLATILITY FUND
Aronson + Johnson + Ortiz, LP
Analytic Investors, Inc.

GLOBAL MANAGED VOLATILITY FUND
Acadian Asset Management, Inc.
Analytic Investors, Inc.

REAL ESTATE FUND
Security Capital Research and Management Incorporated
Wellington Management Company, LLP

ENHANCED INCOME FUND
Highland Capital Management, L.P.
Record Currency Management Limited
Wellington Management Company, LLP

CORE FIXED INCOME FUND
Metropolitan West Asset Management LLC
Smith Breeden Associates, Inc.
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited

HIGH YIELD BOND FUND
ING Investment Management Co.
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Nomura Corporate Research and Asset Management Inc.

*As of September 30, 2006, these Managers were not yet funded.

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

PAYMENT BY AFFILIATE -- During the fiscal year ended September 30, 2006, the Core Fixed Income Fund was reimbursed by a sub-adviser, deemed as a "Payment by Affiliate" in the Statement of Operations, for sub-advisory fees received of $239,132. After terminating its sub-advisory agreement with the Fund the sub-adviser agreed to reimburse the Fund for sub-advisory fees received since their hiring in September 2005. During the fiscal year ended September 30, 2006, the High Yield Bond Fund was reimbursed by the sub-adviser, deemed as a "Payment by Affiliate" in the Statement of Operations and Statement of Changes, for losses incurred of $2,947 due to the sale of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. This amount is included in the net realized and unrealized gain (loss) on investments section on the Statement of Operations. The reimbursement has no impact on the Fund's total return. During the fiscal year ended September 30, 2005, the Large Cap Growth Fund was reimbursed by the sub-adviser, deemed as a "Payment by Affiliate" in the Statement of Changes, for losses incurred of $1,930 due to the purchase of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. This amount is included in the net realized and unrealized gain (loss) on investments section on the Statement of Operations. The reimbursement has no impact on the Fund's total return.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as each Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2006 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                                               $  196
Large Cap Value Fund                                                        356
Large Cap Growth Fund                                                       417
Tax-Managed Small Cap Fund                                                  150
Small Cap Value Fund                                                        389
Small Cap Growth Fund                                                       259
Real Estate Fund                                                             27
                                                                         ------
                                                                         $1,794
                                                                         ======

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2006, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.
--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         183

September 30, 2006

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Tax-Managed Large Cap, Large Cap Value, Tax-Managed Small Cap and Small Cap Value Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended September 30, 2006 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                     $  301
Large Cap Value Fund                            1,460
Tax-Managed Small Cap Fund                        341
Small Cap Value Fund                              545
                                               ------
                                               $2,647
                                               ======

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the year ended September 30, 2006, can be found on the Statement of Operations.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years or period ended September 30,

-----------------------------------------------------------------------------------------------------------------------------
                                                          LARGE CAP DIVERSIFIED      TAX-MANAGED           LARGE CAP
                                                              ALPHA FUND(1)         LARGE CAP FUND         VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                   2006             2006       2005       2006       2005
-----------------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                                             115,472           33,862     34,030     26,779     33,561
      Shares Issued in Lieu of Dividends & Distributions            576            1,534      1,942     14,126      4,168
      Shares Redeemed                                           (11,833)         (32,596)   (41,498)   (69,601)   (59,040)(2)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                   104,215            2,800     (5,526)   (28,696)   (21,311)
-----------------------------------------------------------------------------------------------------------------------------
   Class I:
      Shares Issued                                                   2               --         --        465        279
      Shares Issued in Lieu of Dividends & Distributions             --               --         --         85         20
      Shares Redeemed                                                --               --         --       (322)      (216)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                         2               --         --        228         83
-----------------------------------------------------------------------------------------------------------------------------
   Class Y:
      Shares Issued                                                  --               14         --         --         --
      Shares Issued in Lieu of Dividends & Distributions             --                4          5         --         --
      Shares Redeemed                                                --              (89)       (48)        --         --
-----------------------------------------------------------------------------------------------------------------------------
   Total Class Y Transactions                                        --              (71)       (43)        --         --
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Share Transactions        104,217            2,729     (5,569)   (28,468)   (21,228)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                 LARGE CAP           TAX-MANAGED           SMALL CAP
                                                                GROWTH FUND        SMALL CAP FUND          VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                               2006       2005      2006       2005       2006       2005
-----------------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                                          32,792     37,545     6,096      4,781     14,206     12,101
      Shares Issued in Lieu of Dividends & Distributions        300        913     1,122      1,210      5,563      7,107
      Shares Redeemed                                       (71,571)   (54,683)   (3,751)    (3,938)   (14,670)   (15,221)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                               (38,479)   (16,225)    3,467      2,053      5,099      3,987
-----------------------------------------------------------------------------------------------------------------------------
   Class I:
      Shares Issued                                             383        334        --         --        263        317
      Shares Issued in Lieu of Dividends & Distributions         --          6        --         --         68         67
      Shares Redeemed                                          (535)      (453)       --         --       (248)      (150)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                  (152)      (113)       --         --         83        234
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Share Transactions    (38,631)   (16,338)    3,467      2,053      5,182      4,221
-----------------------------------------------------------------------------------------------------------------------------

(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.
(2) Includes redemptions as a result of in-kind transfers of securities (see note 9).
Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
184         SEI Institutional Managed Trust / Annual Report / September 30, 2006

-------------------------------------------------------------------------------------------------------------------------
                                            SMALL CAP            MID-CAP          U.S. MANAGED          GLOBAL MANAGED
                                           GROWTH FUND            FUND          VOLATILITY FUND(1)    VOLATILITY FUND(3)
-------------------------------------------------------------------------------------------------------------------------
                                           2006      2005     2006       2005      2006       2005          2006
-------------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                      20,574    17,025    3,896      2,758    17,714     15,432(2)       9,704
      Shares Issued in Lieu of
         Dividends & Distributions           --        --      342        292       366         58             --
      Shares Redeemed                   (19,958)  (21,881)  (3,323)    (2,551)   (6,865)    (1,457)          (547)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               616    (4,856)     915        499    11,215     14,033          9,157
-------------------------------------------------------------------------------------------------------------------------
   Class I:
      Shares Issued                         228       311       --         --        --         --             --
      Shares Issued in Lieu of
         Dividends & Distributions           --        --       --         --        --         --             --
      Shares Redeemed                      (205)     (252)      --         --        --         --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                23        59       --         --        --         --             --
-------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital
      Share Transactions                    639    (4,797)     915        499    11,215     14,033          9,157
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                            REAL ESTATE        ENHANCED            CORE FIXED           HIGH YIELD
                                               FUND         INCOME FUND(3)        INCOME FUND           BOND FUND
-------------------------------------------------------------------------------------------------------------------------
                                           2006      2005         2006           2006      2005         2006      2005
-------------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                       7,942     5,103       24,889        109,028    87,292       57,619    83,256
      Shares Issued in Lieu of
         Dividends & Distributions          375       156           --         19,036    17,306        9,708    10,907
      Shares Redeemed                    (4,351)   (1,715)      (1,550)      (103,170)  (94,180)    (128,063)  (45,595)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions             3,966     3,544       23,339         24,894    10,418      (60,736)   48,568
-------------------------------------------------------------------------------------------------------------------------
   Class I:
      Shares Issued                          --        --           --            611       490           --        --
      Shares Issued in Lieu of
         Dividends & Distributions           --        --           --             58        48           --        --
      Shares Redeemed                        --        --           --           (549)     (273)          --        --
-------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                --        --           --            120       265           --        --
-------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital
      Share Transactions                  3,966     3,544       23,339         25,014    10,683      (60,736)   48,568
-------------------------------------------------------------------------------------------------------------------------

(1) The U.S. Managed Volatility Fund commenced operations on October 28, 2004.
(2) Includes subscriptions as a result of in-kind transfers of securities (see note 9).
(3) The Global Managed Volatility and Enhanced Income Funds commenced operations on July 27, 2006.
Amounts designated as "--" are zero or have been rounded to zero.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         185

September 30, 2006

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year or period ended September 30, 2006, were as follows:
--------------------------------------------------------------------------------
                                       U.S. Gov't          Other          Total
                                    ($ Thousands)  ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
Purchases ..................        $          --   $  1,538,380  $   1,538,380
Sales ......................                   --        715,392        715,392
TAX-MANAGED LARGE CAP FUND
Purchases ..................                   --      1,493,465      1,493,465
Sales ......................                   --      1,469,593      1,469,593
LARGE CAP VALUE FUND
Purchases ..................                   --      2,193,703      2,193,703
Sales ......................                   --      3,098,534      3,098,534
LARGE CAP GROWTH FUND
Purchases ..................                   --      3,205,018      3,205,018
Sales ......................                   --      4,012,760      4,012,760
TAX-MANAGED SMALL CAP FUND
Purchases ..................                   --        227,184        227,184
Sales ......................                   --        203,704        203,704
SMALL CAP VALUE FUND
Purchases ..................                   --        781,310        781,310
Sales ......................                   --        806,384        806,384
SMALL CAP GROWTH FUND
Purchases ..................                   --      1,086,540      1,086,540
Sales ......................                   --      1,093,307      1,093,307
MID-CAP FUND
Purchases ..................                   --        134,908        134,908
Sales ......................                   --        122,641        122,641
U.S. MANAGED VOLATILITY FUND
Purchases ..................                   --        384,768        384,768
Sales ......................                   --        279,956        279,956
GLOBAL MANAGED VOLATILITY FUND
Purchases ..................                   --         97,430         97,430
Sales ......................                   --         10,820         10,820
REAL ESTATE FUND
Purchases ..................                   --        126,928        126,928
Sales ......................                   --         83,601         83,601
ENHANCED INCOME FUND
Purchases ..................               57,790         83,707        141,497
Sales ......................               40,456         17,501         57,957
CORE FIXED INCOME FUND
Purchases ..................           17,459,659      1,526,913     18,986,572
Sales ......................           17,336,336      1,778,162     19,114,498
HIGH YIELD BOND FUND
Purchases ..................               15,627      1,212,605      1,228,232
Sales ......................               12,187      1,622,516      1,634,703

For the year or period ended September 30, 2006, the following Funds effected transactions with other Funds. The purchases, sales transactions and the net realized gains/(losses) on sales of securities, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were:


--------------------------------------------------------------------------------
                                       Purchases          Sales     Gain/(Loss)
                                   ($ Thousands)  ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund   $     658,979   $         --   $          --
Large Cap Value Fund                          --        330,714          32,431
Large Cap Growth Fund                         --        328,265          28,169
Small Cap Value Fund                          --         10,000           1,026
Enhanced Income Fund                      71,002             --              --
High Yield Bond Fund                          --        689,107         (21,935)

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, REIT income reclassification and utilization of earnings and profits on shareholder redemptions and net operating losses have been reclassified to/from the following accounts as of September 30, 2006:
--------------------------------------------------------------------------------
                                                   Undistributed    Accumulated
                                         Paid-in  Net Investment       Realized
                                         Capital   Income/(Loss)    Gain/(Loss)
                                   ($ Thousands)   ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund   $         615    $        112  $       (727)
Tax-Managed Large Cap Fund                    --              39           (39)
Large Cap Value Fund                      49,443              80       (49,523)
Large Cap Growth Fund                         --              10           (10)
Tax-Managed Small Cap Fund                 1,606              31        (1,637)
Small Cap Value Fund                      14,020             522       (14,542)
Small Cap Growth Fund                     (4,495)          4,619          (124)
Mid-Cap Fund                               2,557              28        (2,585)
U.S. Managed Volatility                    1,751              18        (1,769)
Global Managed Volatility Fund                --             396          (396)
Real Estate Fund*                             --           1,008        (1,008)
Enhanced Income Fund                          --              (7)            7
Core Fixed Income Fund                        --             159          (159)
High Yield Bond Fund                          --             211          (211)

*Information reflects Fund activity based on Fund's December 31, 2005 tax reporting year.




--------------------------------------------------------------------------------
186         SEI Institutional Managed Trust / Annual Report / September 30, 2006

The tax character of dividends and distributions paid during the years or period ended September 30, 2006 and September 30, 2005 was as follows:

---------------------------------------------------------------------------------------------
                                               Ordinary       Long-term
                                                 Income    Capital Gain          Total
                                          ($ Thousands)   ($ Thousands)   $ Thousands)
---------------------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund   2006   $       5,836   $          --   $      5,836
Tax-Managed Large Cap Fund         2006          19,664              --         19,664
                                   2005          22,762              --         22,762
Large Cap Value Fund               2006         109,621         203,649        313,270
                                   2005          88,105           4,927         93,032
Large Cap Growth Fund              2006           6,263              --          6,263
                                   2005          17,915              --         17,915
Tax-Managed Small Cap Fund         2006           4,108          10,936         15,044
                                   2005           1,893          13,691         15,584
Small Cap Value Fund               2006          38,571          77,086        115,657
                                   2005          58,192          90,972        149,164
Small Cap Growth Fund              2006              --              --             --
                                   2005              --              --             --
Mid-Cap Fund                       2006           4,046           3,186          7,232
                                   2005           2,402           3,479          5,881
U.S. Managed Volatility Fund       2006           4,098             102          4,200
                                   2005             635               6            641
Global Managed Volatility Fund     2006              --              --             --
Real Estate Fund                   2006           4,354           1,919          6,273
                                   2005           1,959             220          2,179
Enhanced Income Fund               2006              --              --             --
Core Fixed Income Fund             2006         194,350          13,007        207,357
                                   2005         171,693          23,897        195,590
High Yield Bond Fund               2006          89,029              --         89,029
                                   2005         100,331              --        100,331

As of September 30, 2006, the components of Distributable Earnings/(Accumulated Losses) were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Total
                                                                                                                      Distributable
                            Undistributed  Undistributed        Capital           Post      Unrealized         Other      Earnings/
                                 Ordinary      Long-Term           Loss        October    Appreciation     Temporary   (Accumulated
                                   Income   Capital Gain  Carryforwards         Losses  (Depreciation)   Differences        Losses)
                            ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands) ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund                    $  3,969       $  2,954    $        --       $     (1)       $ 31,206      $    (61)    $   38,067
Tax-Managed Large Cap Fund          5,081             --       (426,770)            --         470,018            (1)        48,328
Large Cap Value Fund               37,892        265,434             --             --         737,626            --      1,040,952
Large Cap Growth Fund                 843             --     (1,283,428)       (28,217)        374,094            --       (936,708)
Tax-Managed Small Cap Fund          2,629         17,421             --             --          43,166            --         63,216
Small Cap Value Fund               20,231         85,277             --             --         155,011            --        260,519
Small Cap Growth Fund                  --             --        (36,498)            --          30,207            --         (6,291)
Mid-Cap Fund                          371          5,399             --             --           7,785            --         13,555
U.S. Managed Volatility Fund        4,375          3,837             --             --          15,534            --         23,746
Global Managed Volatility Fund      1,264             15             --             --           2,151          (266)         3,164
Real Estate Fund*                     572          8,248             --             --          37,237            --         46,057
Enhanced Income Fund                2,456             --             --           (478)            748          (406)         2,320
Core Fixed Income Fund             17,472             --        (18,435)       (46,207)         18,099       (17,918)       (46,989)
High Yield Bond Fund                7,291             --       (133,914)       (30,072)         (9,221)       (6,793)      (172,709)

*Information reflects Fund activity based on Fund's December 31, 2005 tax reporting year.

Post October losses represent losses realized on investment transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-------------------------------------------------------------------------------------------------------
                                                                                         Total Capital
                                  Expires        Expires        Expires        Expires            Loss
                                     2014           2012           2011           2010   Carryforwards
                            ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund    $       --     $    16,066    $   203,461    $   207,243     $   426,770
Large Cap Growth Fund                 --           7,113        625,971        650,344       1,283,428
Small Cap Growth Fund                 --              --         36,498             --          36,498
Core Fixed Income Fund            18,435              --             --             --          18,435
High Yield Bond Fund               8,149              --         57,114         68,651         133,914

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         187

Notes to Financial Statements (Concluded)

September 30, 2006

During the year ended September 30, 2006, the Tax-Managed Large Cap, Large Cap Growth and Small Cap Growth Funds utilized $51,847,526, $104,070,991 and $60,625,876, respectively, of capital loss carryforward to offset capital gains.

For Federal income tax purposes, the cost of securities owned at September 30, 2006, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2006, were as follows:

----------------------------------------------------------------------------------------
                                                                         Net Unrealized
                                  Federal    Appreciated    Depreciated    Appreciation
                                 Tax Cost     Securities     Securities  (Depreciation)
                            ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund                  $1,184,020       $ 62,890      $ (35,310)       $ 27,580
Tax-Managed
   Large Cap Fund               2,209,470        519,985        (49,967)        470,018
Large Cap Value
   Fund                         3,500,913        801,606        (63,980)        737,626
Large Cap Growth
   Fund                         3,391,395        535,013       (160,919)        374,094
Tax-Managed
   Small Cap Fund                 406,574         55,148        (11,982)         43,166
Small Cap Value
   Fund                         1,320,747        210,688        (55,677)        155,011
Small Cap Growth
   Fund                         1,461,690        140,739       (110,532)         30,207
Mid-Cap Fund                       93,442          9,781         (1,996)          7,785
U.S. Managed
   Volatility Fund                286,168         20,995         (5,461)         15,534
Global Managed
   Volatility Fund                 90,521          3,282         (1,434)          1,848
Real Estate Fund                  139,943         37,964           (727)         37,237
Enhanced Income
   Fund                           256,198            753           (411)            342
Core Fixed Income
   Fund                         6,025,486         62,165        (43,511)         18,654
High Yield Bond
   Fund                         1,153,690         17,092        (27,280)        (10,188)

7. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income and High Yield Bond Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

9. IN-KIND TRANSFERS OF SECURITIES

During the year ended September 30, 2005, the Large Cap Value and U.S. Managed Volatility Funds issued (redeemed) shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.
--------------------------------------------------------------------------------
                                       Shares Issued
                                          (Redeemed)          Value        Gain
--------------------------------------------------------------------------------
Large Cap Value Fund
      10/28/04                             (301,626)    $ 5,993,304  $  306,542

U.S. Managed Volatility Fund
      10/28/04                              599,330       5,993,304          --


--------------------------------------------------------------------------------
188         SEI Institutional Managed Trust / Annual Report / September 30, 2006

10. LITIGATION

The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority ("BAA") and other defendants relating to Notes issued by Duty Free International which are held by the Fund. BAA is the former parent company of Duty Free International. The plaintiffs in that action have since settled with all defendants with the exception of BAA. The litigation proceeded to jury trial against BAA in December, 2003, and the jury found against the plaintiffs on all counts. Plaintiffs subsequently appealed. In January 2006, the Court of Appeals ruled in favor of plantiffs and remanded for a new trial. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense limitations of the Fund.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Funds have not evaluated the impact that will result, if any, from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

12. SUBSEQUENT EVENT

On November 1, 2006, the Board approved a change in investment policies for the Small/Mid Cap Equity Fund. The Board also approved a name change from Small/Mid Cap Equity Fund to Small/Mid Cap Diversified Alpha Fund. As of November 21, 2006 the Small/Mid Cap Diversified Alpha Fund had not yet commenced operations.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         189

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of SEI Institutional Managed Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of SEI Institutional Managed Trust, comprising the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income and High Yield Bond Funds (collectively, the "Funds"), as of September 30, 2006, and the related statements of operations, changes in net assets and the financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Real Estate, Core Fixed Income and High Yield Bond Funds for the years or periods ended September 30, 2005 and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those statements of changes in net assets and financial highlights in their report dated November 28, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising SEI Institutional Managed Trust as of September 30, 2006, the results of their operations, the changes in their net assets and the financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.


                                           /s/ KPMG LLP


Philadelphia, Pennsylvania
November 27, 2006




--------------------------------------------------------------------------------
190         SEI Institutional Managed Trust / Annual Report / September 30, 2006

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
The following chart lists Trustees and Officers as of November 24, 2006.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                           TERM OF                                        NUMBER OF
                                           OFFICE                                        PORTFOLIOS
                                             AND                 PRINCIPAL                 IN FUND
        NAME               POSITION(S)    LENGTH OF            OCCUPATION(S)               COMPLEX          OTHER DIRECTORSHIPS
      ADDRESS,              HELD WITH       TIME                DURING PAST               OVERSEEN                HELD BY
      AND AGE                TRUSTS       SERVED 1              FIVE YEARS              BY TRUSTEE 2              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher           Chairman      since 1982  Currently performs various              72       Trustee of The Advisors' Inner
One Freedom                 of the                   services on behalf of SEI                        Circle Fund, The Advisors'
Valley Drive,              Board of                  Investments for which Mr.                        Inner Circle Fund II, Bishop
Oaks, PA 19456             Trustees*                 Nesher is compensated.                           Street Funds, Director of SEI
60 yrs. old                                                                                           Global Master Fund, plc, SEI
                                                                                                      Global Assets Fund, plc, SEI
                                                                                                      Global Investments Fund, plc,
                                                                                                      SEI Investments Global,
                                                                                                      Limited, SEI Investments --
                                                                                                      Global Fund Services, Limited,
                                                                                                      SEI Investments (Europe),
                                                                                                      Limited, SEI Investments --
                                                                                                      Unit Trust Management (UK),
                                                                                                      Limited, SEI Global Nominee
                                                                                                      Ltd., SEI Opportunity Master
                                                                                                      Fund, L.P., SEI Opportunity
                                                                                                      Fund, L.P. and SEI Multi-
                                                                                                      Strategy Funds plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran           Trustee*      since 1982  Self-employed consultant since          72       Trustee of The Advisors' Inner
1701 Market Street                                   2003. Partner, Morgan, Lewis &                   Circle Fund, The Advisors'
Philadelphia, PA                                     Bockius LLP (law firm) from 1976                 Inner Circle Fund II, Director
19103                                                to 2003, counsel to the Trust,                   of SEI since 1974. Director of
66 yrs. old                                          SEI, SIMC, the Administrator and                 the Distributor since 2003.
                                                     the Distributor. Secretary of                    Director of SEI Investments --
                                                     SEI since 1978.                                  Global Fund Services, Limited,
                                                                                                      SEI Investments Global,
                                                                                                      Limited, SEI Investments
                                                                                                      (Europe), Limited, SEI
                                                                                                      Investments (Asia), Limited
                                                                                                      and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch           Trustee       since 1982  Retired                                 72       Trustee of STI Classic Funds
One Freedom                                                                                           and STI Classic Variable
Valley Drive,                                                                                         Trust.
Oaks, PA 19456
73 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey            Trustee       since 1995  Attorney, sole practitioner             72       Trustee of The Advisors' Inner
One Freedom                                          since 1994. Partner, Dechert                     Circle Fund, The Advisors'
Valley Drive,                                        Price & Rhoads, September 1987-                  Inner Circle Fund II,
Oaks, PA 19456                                       December 1993.                                   Massachusetts Health and
75 yrs. old                                                                                           Education Tax-Exempt Trust,
                                                                                                      and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED"
 PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF
 THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI
 DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.



--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         191

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)


------------------------------------------------------------------------------------------------------------------------------------
                                           TERM OF                                        NUMBER OF
                                           OFFICE                                        PORTFOLIOS
                                             AND                 PRINCIPAL                 IN FUND
          NAME             POSITION(S)    LENGTH OF            OCCUPATION(S)               COMPLEX          OTHER DIRECTORSHIPS
        ADDRESS,            HELD WITH       TIME                DURING PAST               OVERSEEN                HELD BY
        AND AGE              TRUSTS       SERVED 1              FIVE YEARS              BY TRUSTEE 2              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr.     Trustee      since 1996  Self-Employed Consultant,               72       Trustee of The Advisors' Inner
One Freedom                                          Newfound Consultants Inc. since                  Circle Fund, The Advisors'
Valley Drive                                         April 1997.                                      Inner Circle Fund II, State
Oaks, PA 19456                                                                                        Street Navigator Securities
63 yrs. old                                                                                           Lending Trust, SEI Opportunity
                                                                                                      Master Fund, L.P., and SEI
                                                                                                      Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco          Trustee      since 1999  Director, Governor's Office of          72       Director, Sonoco, Inc.;
One Freedom`                                         Health Care Reform, Commonwealth                 Director, Exelon Corporation;
Valley Drive                                         of Pennsylvania since 2003.                      Trustee, Pennsylvania Real
Oaks, PA 19456                                       Founder and Principal,                           Estate Investment Trust.
60 yrs. old                                          Grecoventures Ltd. from 1999 to
                                                     2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy                Trustee      since 2003  Managing Partner, Cue Capital           72       Director of SEI Opportunity
One Freedom                                          since March 2002, Managing                       Master Fund, L.P., and SEI
Valley Drive,                                        Partner and Head of Sales,                       Opportunity Fund, L.P.
Oaks, PA 19456                                       Investorforce, March
49 yrs. old                                          2000-December 2001; Global
                                                     Partner working for the CEO,
                                                     Invesco Capital, January
                                                     1998-January 2000. Head of Sales
                                                     and Client Services, Chancellor
                                                     Capital and later LGT Asset
                                                     Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams           Trustee      since 2004  Vice President and Chief                72       Trustee/Director of Ariel
One Freedom                                          Investment Officer, J. Paul                      Mutual Funds, SEI Opportunity
Valley Drive,                                        Getty Trust, Non-Profit                          Master Fund, L.P., and SEI
Oaks, PA 19456                                       Foundation for Visual Arts,                      Opportunity Fund, L.P.
59 yrs. old                                          since December 2002. President,
                                                     Harbor Capital Advisors and
                                                     Harbor Mutual Funds, 2000-2002.
                                                     Manager, Pension Asset
                                                     Management, Ford Motor Company,
                                                     1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Robert A. Nesher           President     since 2005  Currently performs various             N/A                     N/A
One Freedom                  & CEO                   services on behalf of SEI for
Valley Drive,                                        which Mr. Nesher is compensated.
Oaks, PA 19456
60 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Controller and  since 2005  Fund Accounting Director of the        N/A                     N/A
One Freedom                  Chief                   Administrator since 2005. Fund
Valley Drive,              Financial                 Administration Manager, Old
Oaks, PA 19456              Officer                  Mutual Fund Services, 2000-2005.
36 yrs. old                                          Chief Financial Officer,
                                                     Controller and Treasurer, PBHG
                                                     Funds and PBHG Insurance Series
                                                     Fund, 2004-2005. Assistant
                                                     Treasurer, PBHG Funds and PBHG
                                                     Insurance Series Fund,
                                                     2000-2004. Assistant Treasurer,
                                                     Old Mutual Fund Advisors Fund,
                                                     2004-2005.
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery                Chief       since 2006  Chief Compliance Officer of SEI        N/A                     N/A
One Freedom                Compliance                Opportunity Master Fund, L.P.,
Valley Drive                Officer                  SEI Opportunity Fund, L.P.,
Oaks, PA 19456                                       Bishop Street Funds, SEI
43 yrs. old                                          Institutional Managed Trust, SEI
                                                     Asset Allocation Trust, SEI
                                                     Institutional International
                                                     Trust, SEI Index Funds, SEI
                                                     Liquid Asset Trust, SEI Daily
                                                     Income Trust, SEI Tax Exempt
                                                     Trust, SEI Institutional
                                                     Investments Trust, The Advisors'
                                                     Inner Circle Fund and the
                                                     Advisors' Inner Circle Fund II,
                                                     since March 2006. Director of
                                                     Investment Product Management
                                                     and Development of SIMC,
                                                     February 2003-March 2006. Senior
                                                     Investment Analyst--Equity Team
                                                     of SEI, March 2000-February 2003.

--------------------------------------------------------------------------------
192         SEI Institutional Managed Trust / Annual Report / September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                           TERM OF                                        NUMBER OF
                                           OFFICE                                        PORTFOLIOS
                                             AND                 PRINCIPAL                 IN FUND
        NAME               POSITION(S)    LENGTH OF            OCCUPATION(S)               COMPLEX          OTHER DIRECTORSHIPS
      ADDRESS,              HELD WITH       TIME                DURING PAST               OVERSEEN                HELD BY
      AND AGE                TRUSTS       SERVED 1              FIVE YEARS              BY TRUSTEE 2              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------
Timothy D. Barto              Vice       since 2002  General Counsel, Vice President        N/A                     N/A
One Freedom                President                 and Secretary of SIMC and the
Valley Drive                  and                    Administrator since 2004. Vice
Oaks, PA 19456             Secretary                 President and Assistant
38 yrs. old                                          Secretary of SEI since 2001.
                                                     Vice President of SIMC and the
                                                     Administrator since 1999.
                                                     Assistant Secretary of SIMC, the
                                                     Administrator and the
                                                     Distributor and Vice President
                                                     of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala               Vice       since 2004  Vice President and Assistant           N/A                     N/A
One Freedom                President                 Secretary of SIMC and the
Valley Drive                  and                    Administrator since 2005.
Oaks, PA 19456             Assistant                 Compliance Officer of SEI,
32 yrs. old                Secretary                 September 2001-2004. Account and
                                                     Product Consultant, SEI Private
                                                     Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye                  Vice       since 2005  Vice President and Assistant           N/A                     N/A
One Freedom                President                 Secretary of SIMC since 2005.
Valley Drive                  and                    Vice President, Deutsche Asset
Oaks, PA 19456             Assistant                 Management (2003-2004).
38 yrs. old                Secretary                 Associate, Morgan, Lewis &
                                                     Bockius LLP (2000-2003).
                                                     Assistant Vice President, ING
                                                     Variable Annuities Group
                                                     (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang               Vice       since 2005  Vice President and Assistant           N/A                     N/A
One Freedom                President                 Secretary of SIMC since 2005.
Valley Drive                  and                    Counsel, Caledonian Bank &
Oaks, PA 19456             Assistant                 Trust's Mutual Funds Group
34 yrs. old                Secretary                 (2004). Counsel, Permal Asset
                                                     Management (2001-2004).
                                                     Associate, Schulte, Roth &
                                                     Zabel's Investment Management
                                                     Group (2000-2001). Staff
                                                     Attorney, U.S. SEC's Division of
                                                     Enforcement, Northeast Regional
                                                     Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue                 Vice       since 2004  Director of Portfolio                  N/A                     N/A
One Freedom                President                 Implementations for SIMC since
Valley Drive                                         1995. Managing Director of Money
Oaks, PA 19456                                       Market Investments for SIMC
43 yrs. old                                          since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch               Anti-Money    since 2005  Assistant Vice President and           N/A                     N/A
One Freedom                Laundering                Anti-Money Laundering Compliance
Valley Drive               Compliance                Coordinator of SEI since 2005.
Oaks, PA 19456              Officer                  Compliance Analyst, TD
29 yrs. old                                          Waterhouse (2004). Senior
                                                     Compliance Analyst, UBS
                                                     Financial Services (2002-2004).
                                                     Knowledge Management Analyst,
                                                     PriceWaterhouseCoopers
                                                     Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI
 DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         193

Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.




--------------------------------------------------------------------------------
194         SEI Institutional Managed Trust / Annual Report / September 30, 2006

                                         BEGINNING        ENDING                   EXPENSE
                                          ACCOUNT        ACCOUNT      ANNUALIZED     PAID
                                           VALUE          VALUE        EXPENSE      DURING
                                           4/1/06        9/30/06        RATIOS     PERIOD*
---------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $1,015.70        0.95%      $4.80
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,020.31        0.95%      $4.81
---------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $1,017.80        0.86%      $4.35
Class Y Shares                           $1,000.00      $1,018.60        0.56%      $2.83
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,020.76        0.86%      $4.36
Class Y Shares                           $1,000.00      $1,022.26        0.56%      $2.84
---------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $1,063.10        0.86%      $4.45
Class I Shares                           $1,000.00      $1,061.50        1.11%      $5.74
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,020.76        0.86%      $4.36
Class I Shares                           $1,000.00      $1,019.50        1.11%      $5.62
---------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $  974.70        0.86%      $4.26
Class I Shares                           $1,000.00      $  973.40        1.11%      $5.49
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,020.76        0.86%      $4.36
Class I Shares                           $1,000.00      $1,019.50        1.11%      $5.62
---------------------------------------------------------------------------------------------
TAX-MANAGED SMALL CAP FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $  935.00        1.11%      $5.38
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,019.50        1.11%      $5.62
---------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $  987.20        1.11%      $5.53
Class I Shares                           $1,000.00      $  986.60        1.36%      $6.77
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,019.50        1.11%      $5.62
Class I Shares                           $1,000.00      $1,018.25        1.36%      $6.88
---------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $  895.80        1.11%      $5.28
Class I Shares                           $1,000.00      $  895.00        1.36%      $6.46
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,019.50        1.11%      $5.62
Class I Shares                           $1,000.00      $1,018.25        1.36%      $6.88
---------------------------------------------------------------------------------------------
MID-CAP FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $  977.90        1.01%      $5.01
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,020.00        1.01%      $5.11
---------------------------------------------------------------------------------------------
U.S. MANAGED VOLATILITY FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $1,032.00        1.11%      $5.65
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,019.50        1.11%      $5.62

                                         BEGINNING        ENDING                   EXPENSE
                                          ACCOUNT        ACCOUNT      ANNUALIZED     PAID
                                           VALUE          VALUE        EXPENSE      DURING
                                           4/1/06        9/30/06        RATIOS     PERIOD*
---------------------------------------------------------------------------------------------
REAL ESTATE FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $1,071.00        1.11%      $5.76
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,019.50        1.11%      $5.62
---------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $1,036.90        0.64%      $3.27
Class I Shares                           $1,000.00      $1,035.60        0.89%      $4.54
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,021.86        0.64%      $3.24
Class I Shares                           $1,000.00      $1,020.61        0.89%      $4.51
---------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                           $1,000.00      $1,030.90        0.86%      $4.38
HYPOTHETICAL 5% RETURN
Class A Shares                           $1,000.00      $1,020.76        0.86%      $4.36

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

---------------------------------------------------------------------------------------------
                                         BEGINNING        ENDING                   EXPENSE
                                          ACCOUNT        ACCOUNT      ANNUALIZED     PAID
                                           VALUE          VALUE        EXPENSE      DURING
                                         9/14/06(1)      9/30/06        RATIOS      PERIOD
---------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I Shares                           $1,000.00      $1,009.70        1.20%      $0.56*
HYPOTHETICAL 5% RETURN
Class I Shares                           $1,000.00      $1,019.05        1.20%      $6.07**

(1) Date of inception.
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 17/365 (to reflect the period since inception).
** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

---------------------------------------------------------------------------------------------
                                         BEGINNING        ENDING                   EXPENSE
                                          ACCOUNT        ACCOUNT      ANNUALIZED     PAID
                                           VALUE          VALUE        EXPENSE      DURING
                                         7/27/06(1)      9/30/06        RATIOS      PERIOD
---------------------------------------------------------------------------------------------
GLOBAL MANAGED VOLATILITY FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $ 1,000.00     $   1,037.00      1.10%     $  2.03*
HYPOTHETICAL 5% RETURN
Class A Shares                          $ 1,000.00     $   1,019.65      1.10%     $ 5.57**
---------------------------------------------------------------------------------------------
ENHANCED INCOME FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $ 1,000.00     $   1,011.00      0.60%     $  1.09*
HYPOTHETICAL 5% RETURN
Class A Shares                          $ 1,000.00     $   1,022.06      0.60%     $ 3.04**

(1) Date of inception.

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, by 66/365 (to reflect the period multiplied since inception).

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         195

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

The SEI Institutional Managed Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charge a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.




--------------------------------------------------------------------------------
196         SEI Institutional Managed Trust / Annual Report / September 30, 2006

At the December 7, 2005, December 8, 2005, March 8, 2006, June 22, 2006 and September 21, 2006 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.




--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         197

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.




--------------------------------------------------------------------------------
198         SEI Institutional Managed Trust / Annual Report / September 30, 2006

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2006, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2006, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2006, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                                                     (C)
                                                                  (B)                             DIVIDENDS
                                                  (A)           ORDINARY                          QUALIFYING
                                               LONG-TERM         INCOME            TOTAL        FOR CORPORATE
                                              CAPITAL GAIN    DISTRIBUTIONS    DISTRIBUTIONS    DIVIDENDS REC.
FUND                                          DISTRIBUTION    (TAX BASIS)       (TAX BASIS)     DEDUCTION (1)
-----------------------------------------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund                   2%               98%             100%             78%
Tax-Managed Large Cap Fund                         0%              100%             100%            100%
Large Cap Value Fund                              66%               34%             100%             86%
Large Cap Growth Fund                              0%              100%             100%            100%
Tax-Managed Small Cap Fund                        74%               26%             100%             29%
Small Cap Value Fund                              68%               32%             100%             21%
Small Cap Growth Fund                              0%                0%               0%              0%
Mid-Cap Fund                                      54%               46%             100%             28%
U.S. Managed Volatility Fund                      13%               87%             100%             46%
Global Managed Volatility Fund                     0%                0%               0%              0%
Real Estate Fund (6)                              25%               75%             100%              0%
Enhanced Income Fund                               0%                0%               0%              0%
Core Fixed Income Fund                             6%               94%             100%              0%
High Yield Bond Fund                               0%              100%             100%              0%

-----------------------------------------------------------------------------------------------------------------
                                                  (D)
                                              QUALIFYING
                                            DIVIDEND INCOME         (E)           QUALIFIED        QUALIFIED
                                             (15% TAX RATE    U.S. GOVERNMENT     INTEREST         SHORT-TERM
FUND                                         FOR QDI) (2)       INTEREST (3)      INCOME (4)    CAPITAL GAINS (5)
-----------------------------------------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund                  78%                1%              96%            100%
Tax-Managed Large Cap Fund                       100%                1%               4%              0%
Large Cap Value Fund                              86%                1%               4%             27%
Large Cap Growth Fund                            100%                1%              15%              0%
Tax-Managed Small Cap Fund                        28%                1%               0%              5%
Small Cap Value Fund                              19%                1%              57%              8%
Small Cap Growth Fund                              0%                1%               0%              0%
Mid-Cap Fund                                      28%                1%              14%             23%
U.S. Managed Volatility Fund                      45%                1%              54%             30%
Global Managed Volatility Fund                     0%                0%               0%              0%
Real Estate Fund (6)                               0%                0%               0%              0%
Enhanced Income Fund                               0%                0%               0%              0%
Core Fixed Income Fund                             0%               17%              92%              0%
High Yield Bond Fund                               0%                1%              89%              0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) Information reflects Fund activity based on Fund's December 31, 2005 tax reporting year.

Items (A) and (B) are based on the percentages of each Fund's total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.

Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Annual Report / September 30, 2006         199

Notes

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2006

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[SEI LOGO OMITTED]
   SEI New ways.
       New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)





SEI-F-087 (9/06)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP (KPMG) and PricewaterhouseCoopers, LLP (PwC) Related to the Trust KPMG and PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                          2006 +                                                2005 ++
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit         $259,600             N/A               N/A            $185,840             N/A                $0
        Fees (1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $ 0               $ 0               N/A                $0            $34,645 (2)           $0
        Related
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              $ 0             $216,500          $60,630              $0                $0                $0
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


 +   KPMG
 ++  PwC

Notes:

   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by KPMG and PwC in connection with statutory and regulatory filings.

   (2)  Includes fees for 404 Readiness Assistance for SEI.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Funds and must include a detailed description of the services proposed to be rendered. The Fund's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or
(3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Funds, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                  2006 +           2005 ++
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------

     +   KPMG
     ++  PwC


(f)     Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2006 were $277,130. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(g)(2) The aggregate non-audit fees and services billed by PwC for the 2005 fiscal year was $0.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8.    MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)  Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     SEI Institutional Managed Trust


By (Signature and Title)*                        /s/ Robert A. Nesher
                                                 -----------------------
                                                 Robert A. Nesher
                                                 President & CEO


Date:  December 7, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Robert A. Nesher
                                                 -----------------------
                                                 Robert A. Nesher
                                                 President & CEO



Date:  December 7, 2006


By (Signature and Title)*                        /s/ Stephen F. Panner
                                                 -----------------------
                                                 Stephen F. Panner
                                                 Controller & CFO

Date:  December 7, 2006

* Print the name and title of each signing officer under his or her signature.